AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 29, 2010

                                                              File No. 033-50718
                                                              File No. 811-07102

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933
                                                                             [ ]
                       POST-EFFECTIVE AMENDMENT NO. 92                       [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940                              [ ]
                              AMENDMENT NO. 94                               [X]

                       THE ADVISORS' INNER CIRCLE FUND II
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               --------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781
                                                           --------------

                               Philip T. Masterson
                               c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:
Timothy W. Levin, Esquire                   Christopher D. Menconi, Esquire
Morgan, Lewis & Bockius LLP                 Morgan, Lewis & Bockius LLP
1701 Market Street                          1111 Pennsylvania Ave., NW
Philadelphia, Pennsylvania 19103            Washington, DC 20004

     It is proposed that this filing become effective (check appropriate box):

              [ ] Immediately upon filing pursuant to paragraph (b)
              [ ] On [date] pursuant to paragraph (b)
              [ ] 60 days after filing pursuant to paragraph (a)(1)
              [X] On May 31, 2010 pursuant to paragraph (a)(1)
              [ ] 75 days after filing pursuant to paragraph (a)(2)
              [ ] On [date] pursuant to paragraph (a) of Rule 485

                         HANCOCK HORIZON FAMILY OF FUNDS

                                   PROSPECTUS

                                  MAY 31, 2010

                           STRATEGIC INCOME BOND FUND
                                   VALUE FUND
                                   GROWTH FUND
                         DIVERSIFIED INTERNATIONAL FUND
                          QUANTITATIVE LONG/SHORT FUND
                                 BURKENROAD FUND


                     TRUST CLASS, CLASS A AND CLASS C SHARES

                                   ADVISED BY
                                HORIZON ADVISERS
                  (AN UNINCORPORATED DIVISION OF HANCOCK BANK)

   THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THIS PROSPECTUS DOES NOT OFFER FOR SALE AND IS NOT A SOLICITATION OF OFFERS TO
     PURCHASE SHARES OF CERTAIN FUNDS DESCRIBED HEREIN IN THOSE STATES AND JURISDICTIONS WHERE THE FUNDS ARE NOT REGISTERED AND/OR QUALIFIED FOR SALE. THE
               FUNDS MAY NOT BE AVAILABLE FOR SALE IN ALL STATES.

                       THE ADVISORS' INNER CIRCLE FUND II

                              ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                            PAGE
STRATEGIC INCOME BOND FUND
    INVESTMENT OBJECTIVE......................................................XX
    FUND FEES AND EXPENSES....................................................XX
    PRINCIPAL INVESTMENT STRATEGY.............................................XX
    PRINCIPAL RISKS...........................................................XX
    PERFORMANCE INFORMATION...................................................XX
    INVESTMENT ADVISER........................................................XX
    PORTFOLIO MANAGERS........................................................XX
VALUE FUND
    INVESTMENT OBJECTIVE......................................................XX
    FUND FEES AND EXPENSES....................................................XX
    PRINCIPAL INVESTMENT STRATEGY.............................................XX
    PRINCIPAL RISKS...........................................................XX
    PERFORMANCE INFORMATION...................................................XX
    INVESTMENT ADVISER........................................................XX
    PORTFOLIO MANAGERS........................................................XX
GROWTH FUND
    INVESTMENT OBJECTIVE......................................................XX
    FUND FEES AND EXPENSES....................................................XX
    PRINCIPAL INVESTMENT STRATEGY.............................................XX
    PRINCIPAL RISKS...........................................................XX
    PERFORMANCE INFORMATION...................................................XX
    INVESTMENT ADVISER........................................................XX
    PORTFOLIO MANAGERS........................................................XX
DIVERSIFIED INTERNATIONAL FUND
    INVESTMENT OBJECTIVE......................................................XX
    FUND FEES AND EXPENSES....................................................XX
    PRINCIPAL INVESTMENT STRATEGY.............................................XX
    PRINCIPAL RISKS...........................................................XX
    PERFORMANCE INFORMATION...................................................XX
    INVESTMENT ADVISER........................................................XX
    PORTFOLIO MANAGERS........................................................XX
QUANTITATIVE LONG/SHORT FUND
    INVESTMENT OBJECTIVE......................................................XX
    FUND FEES AND EXPENSES....................................................XX
    PRINCIPAL INVESTMENT STRATEGY.............................................XX
    PRINCIPAL RISKS...........................................................XX
    PERFORMANCE INFORMATION...................................................XX
    INVESTMENT ADVISER........................................................XX
    PORTFOLIO MANAGERS........................................................XX

BURKENROAD FUND
    INVESTMENT OBJECTIVE SUMMARY..............................................XX
    FUND FEES AND EXPENSES....................................................XX
    PRINCIPAL INVESTMENT STRATEGY.............................................XX
    PRINCIPAL RISKS...........................................................XX
    PERFORMANCE INFORMATION...................................................XX
    INVESTMENT ADVISER........................................................XX
    PORTFOLIO MANAGERS........................................................XX
SUMMARY INFORMATION ABOUT PURCHASING AND SELLING SHARES,
TAXES AND FINANCIAL INTERMEDIARY COMPENSATION.................................XX
MORE INFORMATION ABOUT RISK...................................................XX
MORE INFORMATION ABOUT FUND INVESTMENTS.......................................XX
INFORMATION ABOUT PORTFOLIO HOLDINGS..........................................XX
INVESTMENT ADVISER ...........................................................XX
INVESTMENT SUB-ADVISER (DIVERSIFIED INTERNATIONAL FUND).......................XX
PORTFOLIO MANAGERS............................................................XX
RELATED PERFORMANCE DATA OF THE SUB-ADVISER...................................XX
(DIVERSIFIED INTERNATIONAL FUND)
PURCHASING, SELLING AND EXCHANGING FUND SHARES................................XX
DISTRIBUTION OF FUND SHARES...................................................XX
OTHER POLICIES................................................................XX
SHAREHOLDER SERVICING ARRANGEMENTS............................................XX
PAYMENTS TO FINANCIAL INTERMEDIARIES..........................................XX
DIVIDENDS AND DISTRIBUTIONS...................................................XX
TAXES.........................................................................XX
FINANCIAL HIGHLIGHTS..........................................................XX
HOW TO OBTAIN MORE INFORMATION ABOUT THE
    HANCOCK HORIZON FAMILY OF FUNDS...................................Back Cover

STRATEGIC INCOME BOND FUND

INVESTMENT OBJECTIVE

The Strategic Income Bond Fund (the "Fund" or the "Strategic Income Fund") seeks total return through current income and capital appreciation, consistent with the preservation of capital.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page xx of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------- ------------------- -------------------- -------------------
                                                           TRUST CLASS SHARES    CLASS A SHARES       CLASS C SHARES
--------------------------------------------------------- ------------------- -------------------- -------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)                                  None               4.00%                 None
--------------------------------------------------------- ------------------- -------------------- -------------------
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                           None                None                 None
--------------------------------------------------------- ------------------- -------------------- -------------------
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and Other Distributions
  (as a percentage of offering price)                            None                None                 None
--------------------------------------------------------- ------------------- -------------------- -------------------
Redemption Fee (as a percentage of amount redeemed, if
  applicable)                                                    None                None                 None
--------------------------------------------------------- ------------------- -------------------- -------------------
Exchange Fee                                                     None                None                 None
--------------------------------------------------------- ------------------- -------------------- -------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

------------------------------------------------------- -------------------- ------------------ -------------------
                                                         TRUST CLASS SHARES    CLASS A SHARES      CLASS C SHARES
------------------------------------------------------- -------------------- ------------------ -------------------
Management Fees                                                0.60%               0.60%              0.60%
------------------------------------------------------- -------------------- ------------------ -------------------
Distribution (12b-1) Fees                                      None                None               0.75%
------------------------------------------------------- -------------------- ------------------ -------------------
Other Expenses(1)                                              x.xx%               x.xx%              x.xx%
------------------------------------------------------- -------------------- ------------------ -------------------
Acquired Fund Fees and Expenses(2)                             X.XX%               X.XX%              X.XX%
                                                               -----               -----              -----
------------------------------------------------------- -------------------- ------------------ -------------------
Total Annual Fund Operating Expenses                           x.xx%               x.xx%              x.xx%
------------------------------------------------------- -------------------- ------------------ -------------------
Less Fee Reductions and/or Expense Reimbursements              X.XX%               X.XX%              X.XX%
                                                               -----               -----              -----
------------------------------------------------------- -------------------- ------------------ -------------------
Total Annual Fund Operating Expenses After Fee                 x.xx%               x.xx%              x.xx%
Reductions and/or Expense Reimbursements(2,3)
------------------------------------------------------- -------------------- ------------------ -------------------

--------------
(1) Other Expenses for Class A and Class C Shares include shareholder service fees.
(2) The Total Annual Fund Operating Expenses in this fee table, before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus), because the financial statements include only the direct operating expenses incurred by the Fund, and not acquired fund fees and expenses.
(3) Horizon Advisers (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net operating expenses (excluding interest, taxes, Acquired Fund Fees and Expenses, brokerage commissions and extraordinary expenses) from exceeding 0.75%, 1.00%
     and 1.75% of the Fund's average daily net assets of the Trust Class, Class A and Class C Shares, respectively, until May 31, 2011. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 0.75% for Trust Class Shares, 1.00% for Class A Shares and 1.75% for Class C Shares, respectively, to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety
     (90) days' prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period. Net operating expenses shown include x.xx% of Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that, except for the first year, the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------- ----------------- ----------------- ----------------- -----------------
                                       1 YEAR            3 YEARS           5 YEARS           10 YEARS
---------------------------------- ----------------- ----------------- ----------------- -----------------
TRUST CLASS SHARES                       $xx               $xx               $xx               $xx
---------------------------------- ----------------- ----------------- ----------------- -----------------
CLASS A SHARES                           $xx               $xx               $xx               $xx
---------------------------------- ----------------- ----------------- ----------------- -----------------
CLASS C SHARES                           $xx               $xx               $xx               $xx
---------------------------------- ----------------- ----------------- ----------------- -----------------

     PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its net assets in:
(i) fixed income obligations issued by the U.S. Treasury and U.S. government agencies; (ii) mortgage-backed securities; and (iii) investment grade U.S. corporate debt. This investment policy can be changed by the Fund upon 60 days' prior notice to shareholders. As an alternative to directly investing in securities in these asset classes, the Fund may also invest in other investment companies, including mutual funds, closed-end funds and exchange-traded funds ("ETFs") to gain exposure to fixed-income markets. The Fund's fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In selecting investments for the Fund, Horizon Advisers (the "Adviser") analyzes current market conditions and anticipated changes in bond prices to attempt to invest more of the Fund's assets in the type of security the Adviser expects to offer the best balance between income, the potential for appreciation and stability of principal. The Adviser actively manages the maturity of the Fund and, under normal circumstances, the Fund's dollar-weighted average maturity will be between five and fifteen years. The Adviser may vary this average maturity in anticipation of a change in the interest rate environment. There is no restriction on the maturity of a single security. Securities will be considered for sale: in the event of or in anticipation of a credit downgrade; in order to change the average weighted maturity of the Fund; to reallocate the Fund's investments among the above types of fixed income securities; or to realize an aberration in a security's market valuation.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore difficult to calculate how they will respond to changes in interest rates. The Fund may have to re-invest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

The Fund is also subject to the risk that its investment approach, which focuses on U.S. government and corporate fixed income securities, may perform differently from other mutual funds which focus on different fixed income market segments or other asset classes.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Trust Class Shares of the Fund by showing changes in the Fund's Trust Class Shares' performance from year to year and by showing how the Fund's Trust Class Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at WWW.HANCOCKHORIZONFUNDS.COM.

                    ------------------- ----------------
                    2001                     7.43%
                    ------------------- ----------------
                    2002                     8.10%
                    ------------------- ----------------
                    2003                     2.80%
                    ------------------- ----------------
                    2004                     2.05%
                    ------------------- ----------------
                    2005                     1.16%
                    ------------------- ----------------
                    2006                     4.16%
                    ------------------- ----------------
                    2007                     6.42%
                    ------------------- ----------------
                    2008                     4.52%
                    ------------------- ----------------
                    2009                     x.xx%
                    ------------------- ----------------

            --------------------------- --------------------------
                   BEST QUARTER               WORST QUARTER
            --------------------------- --------------------------
                      X.XX%                       X.XX%
            --------------------------- --------------------------
                    (XX/XX/XX)                 (XX/XX/XX)
            --------------------------- --------------------------

     The performance information shown above is based on a calendar year. The Fund's performance information from 1/1/10 to 3/31/10 was (x.xx)%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.

----------------------------------------------------------------------- ------------------ --------------- ------------------
                                                                                                            SINCE INCEPTION
STRATEGIC INCOME BOND FUND                                                   1 YEAR          5 YEARS        (MAY 31, 2000)
----------------------------------------------------------------------- ------------------ --------------- ------------------
FUND RETURNS BEFORE TAXES
----------------------------------------------------------------------- ------------------ --------------- ------------------
   TRUST CLASS SHARES                                                         x.xx%            x.xx%             x.xx%
----------------------------------------------------------------------- ------------------ --------------- ------------------
   CLASS A SHARES (REFLECTS A MAXIMUM SALES CHARGE OF 4.00%)                  x.xx%            x.xx%             x.xx%
----------------------------------------------------------------------- ------------------ --------------- ------------------
   CLASS C SHARES                                                             x.xx%            x.xx%             x.xx%
----------------------------------------------------------------------- ------------------ --------------- ------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
----------------------------------------------------------------------- ------------------ --------------- ------------------
   TRUST CLASS SHARES                                                         x.xx%            x.xx%             x.xx%
----------------------------------------------------------------------- ------------------ --------------- ------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
----------------------------------------------------------------------- ------------------ --------------- ------------------
   TRUST CLASS SHARES                                                         x.xx%            x.xx%             x.xx%
----------------------------------------------------------------------- ------------------ --------------- ------------------
BARCLAYS CAPITAL INTERMEDIATE U.S. AGGREGATE INDEX                            x.xx%            x.xx%             x.xx%
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
----------------------------------------------------------------------- ------------------ --------------- ------------------
LIPPER(R) CORPORATE A-RATED DEBT FUND OBJECTIVE                              (x.xx)%           x.xx%             x.xx%
----------------------------------------------------------------------- ------------------ --------------- ------------------

INVESTMENT ADVISER

Horizon Advisers serves as investment adviser to the Fund.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals, each of whom is jointly and primarily responsible for the day-to-day management of the Fund.

John Portwood, CFA, Director of Trust Investments and Chief Investment Strategist, joined the Adviser in 1998 and has served on the portfolio team for the Fund since inception.

Jeffery Tanguis, Director of Fixed Income, joined the Adviser in 2005 and has served on the portfolio team for the Fund since 2005.

FOR MORE INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT PURCHASING AND SELLING SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

VALUE FUND

INVESTMENT OBJECTIVE

The Value Fund (the "Fund") seeks long-term capital appreciation with a secondary goal of current income.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page xx of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

-------------------------------------------------------------- ------------------- ---------------- ----------------
                                                                TRUST CLASS SHARES  CLASS A SHARES   CLASS C SHARES
-------------------------------------------------------------- ------------------- ---------------- ----------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                 None             5.25%            None
-------------------------------------------------------------- ------------------- ---------------- ----------------
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                None              None             None
-------------------------------------------------------------- ------------------- ---------------- ----------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and Other Distributions (as a percentage of offering price)         None              None             None
-------------------------------------------------------------- ------------------- ---------------- ----------------
Redemption Fee (as a percentage of amount redeemed, if
  applicable)                                                         None              None             None
-------------------------------------------------------------- ------------------- ---------------- ----------------
Exchange Fee                                                          None              None             None
-------------------------------------------------------------- ------------------- ---------------- ----------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

----------------------------------------------- ----------------------- ----------------------- --------------------
                                                   TRUST CLASS SHARES        CLASS A SHARES        CLASS C SHARES
----------------------------------------------- ----------------------- ----------------------- --------------------
Management Fees                                         0.80%                   0.80%                  0.80%
----------------------------------------------- ----------------------- ----------------------- --------------------
Distribution (12b-1) Fees                                None                    None                  0.75%
----------------------------------------------- ----------------------- ----------------------- --------------------
Other Expenses(1)                                       x.xx%                  x.xx%(1)                x.xx%(1)
                                                        -----                  --------               --------
----------------------------------------------- ----------------------- ----------------------- --------------------
Acquired Fund Fees and Expenses                         x.xx%                   x.xx%                  x.xx%
----------------------------------------------- ----------------------- ----------------------- --------------------
Total Annual Fund Operating Expenses(2)                 x.xx%                   x.xx%                  x.xx%
----------------------------------------------- ----------------------- ----------------------- --------------------

--------------
(1) Other Expenses for Class A and Class C Shares include shareholder service fees.
(2) The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, and not acquired fund fees and expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------- ------------------ ----------------- ----------------- -----------------
                                        1 YEAR            3 YEARS           5 YEARS           10 YEARS
---------------------------------- ------------------ ----------------- ----------------- -----------------
TRUST CLASS SHARES                        $xx               $xx               $xx               $xx
---------------------------------- ------------------ ----------------- ----------------- -----------------
CLASS A SHARES                            $xx               $xx               $xx               $xx
---------------------------------- ------------------ ----------------- ----------------- -----------------
CLASS C SHARES                            $xx               $xx               $xx               $xx
---------------------------------- ------------------ ----------------- ----------------- -----------------

     PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks capital appreciation by investing primarily (at least 80% of its net assets) in U.S. common stocks. The Fund invests in "undervalued" companies with medium to large capitalizations (in excess of $2 billion) that the Adviser believes are of sound financial quality and are actively traded in the market. While capital appreciation is the primary purpose for investing in a company, the Fund will emphasize companies that pay current dividends. The Adviser employs a quantitative method of analysis in its investment decision making. These measurable quantitative factors include relative price to earnings ratio, cash flow, increasing growth measured by a company's profitability, earnings surprise, estimate revision, and book value of a company relative to its stock price. The Adviser also considers the sector weighting of peer funds in the Lipper(R) Multi-Cap Value Funds Classification. The Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated target price, there is a fundamental change in the company's prospects or better investment opportunities become available.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Trust Class Shares of the Fund by showing changes in the Fund's Trust Class Shares' performance from year to year and by showing how the Fund's Trust Class Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at WWW.HANCOCKHORIZONFUNDS.COM.


                    ------------------- ----------------
                    2001                    (2.94)%
                    ------------------- ----------------
                    2002                    (6.90)%
                    ------------------- ----------------
                    2003                     27.98%
                    ------------------- ----------------
                    2004                     23.34%
                    ------------------- ----------------
                    2005                     11.42%
                    ------------------- ----------------
                    2006                     18.35%
                    ------------------- ----------------
                    2007                      9.29%
                    ------------------- ----------------
                    2008                    (34.49)%
                    ------------------- ----------------
                    2009                       xx%
                    ------------------- ----------------

            --------------------------- --------------------------
                   BEST QUARTER               WORST QUARTER
            --------------------------- --------------------------
                      X.XX%                      (X.XX)%
            --------------------------- --------------------------
                    (XX/XX/XX)                 (XX/XX/XX)
            --------------------------- --------------------------

     The performance information shown above is based on a calendar year. The Fund's performance information from 1/1/10 to 3/31/10 was (x.xx)%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.

---------------------------------------------------------------------- -------------- ---------------- ------------------
                                                                                                         SINCE INCEPTION
VALUE FUND                                                                1 YEAR         5 YEARS         (MAY 31, 2000)
---------------------------------------------------------------------- -------------- ---------------- ------------------
FUND RETURNS BEFORE TAXES
---------------------------------------------------------------------- -------------- ---------------- ------------------
   TRUST CLASS SHARES                                                      (xx)%            xx%               xx%
---------------------------------------------------------------------- -------------- ---------------- ------------------
   CLASS A SHARES (REFLECTS A MAXIMUM SALES CHARGE OF 5.25%)               (xx)%            xx%               xx%
---------------------------------------------------------------------- -------------- ---------------- ------------------
   CLASS C SHARES                                                          (xx)%            xx%               xx%
---------------------------------------------------------------------- -------------- ---------------- ------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
---------------------------------------------------------------------- -------------- ---------------- ------------------
   TRUST CLASS SHARES                                                      (xx)%            xx%               xx%
---------------------------------------------------------------------- -------------- ---------------- ------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
---------------------------------------------------------------------- -------------- ---------------- ------------------
   TRUST CLASS SHARES                                                      (xx)%            xx%               xx%
---------------------------------------------------------------------- -------------- ---------------- ------------------
RUSSELL 1000(R)  VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES,              (xx)%           (xx)%              xx%
EXPENSES, OR TAXES)
---------------------------------------------------------------------- -------------- ---------------- ------------------
LIPPER(R) MULTI-CAP VALUE FUNDS CLASSIFICATION                             (xx)%           (xx)%              xx%
---------------------------------------------------------------------- -------------- ---------------- ------------------

INVESTMENT ADVISER

Horizon Advisers serves as investment adviser to the Fund.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals, each of whom is jointly and primarily responsible for the day-to-day management of the Fund.

John Portwood, CFA, Director of Trust Investments and Chief Investment Strategist, joined the Adviser in 1998 and has served on the portfolio team for the Fund since inception.

David Lundgren Jr., CFA, Director of Equities and Research, joined the Adviser in 1998 and has served on the portfolio team for the Fund since inception.

FOR MORE INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT PURCHASING AND SELLING SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

GROWTH FUND

INVESTMENT OBJECTIVE

The Growth Fund (the "Fund") seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page xx of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------- ------------------ ----------------- ---------------
                                                                      TRUST CLASS SHARES   CLASS A SHARES   CLASS C SHARES
--------------------------------------------------------------------- ------------------ ----------------- ---------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                       None               5.25%             None
--------------------------------------------------------------------- ------------------ ----------------- ---------------
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                      None               None             None
--------------------------------------------------------------------- ------------------ ----------------- ---------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
  Other Distributions (as a percentage of offering price)                   None               None             None
--------------------------------------------------------------------- ------------------ ----------------- ---------------
Redemption Fee (as a percentage of amount redeemed, if applicable)          None               None             None
--------------------------------------------------------------------- ------------------ ----------------- ---------------
Exchange Fee                                                                None               None             None
--------------------------------------------------------------------- ------------------ ----------------- ---------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

------------------------------------------------ ----------------------- ---------------------- -----------------------
                                                    TRUST CLASS SHARES       CLASS A SHARES          CLASS C SHARES
------------------------------------------------ ----------------------- ---------------------- -----------------------
Management Fees                                          0.80%                   0.80%                   0.80%
------------------------------------------------ ----------------------- ---------------------- -----------------------
Distribution (12b-1) Fees                                 None                   None                    0.75%
------------------------------------------------ ----------------------- ---------------------- -----------------------
Other Expenses(1)                                        x.xx%                   x.xx%                   x.xx%
------------------------------------------------ ----------------------- ---------------------- -----------------------
Acquired Fund Fees and Expenses                          x.xx%                   x.xx%                   x.xx%
------------------------------------------------ ----------------------- ---------------------- -----------------------
Total Annual Fund Operating Expenses(2)                  x.xx%                   x.xx%                   x.xx%
------------------------------------------------ ----------------------- ---------------------- -----------------------

--------------
(1) Other Expenses for Class A and Class C Shares include shareholder service fees.
(2) The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, and not acquired fund fees and expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------- ------------------ ------------------- ------------------ ------------------
                                      1 YEAR             3 YEARS             5 YEARS           10 YEARS
-------------------------------- ------------------ ------------------- ------------------ ------------------
TRUST CLASS SHARES                      $xx                $xx                 $xx                $xx
-------------------------------- ------------------ ------------------- ------------------ ------------------
CLASS A SHARES                          $xx                $xx                 $xx                $xx
-------------------------------- ------------------ ------------------- ------------------ ------------------
CLASS C SHARES                          $xx                $xx                 $xx                $xx
-------------------------------- ------------------ ------------------- ------------------ ------------------

     PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks capital appreciation by investing primarily (at least 80% of its net assets) in U.S. common stocks. The Fund focuses on stocks of companies with medium to large market capitalizations (in excess of $2 billion) whose sales and earnings are expected to grow at an above average rate. The Adviser employs a quantitative method of analysis in its investment decision making. These measurable quantitative factors include earnings surprise and estimate revision, historical price performance of a stock compared to other stocks in the market, increasing growth measured by a company's return on equity, and relative price-to-earnings ratio and cash flow. The Adviser attempts to keep a sector weighting similar to that of the Fund's primary benchmark, the Russell 1000(R) Growth Index. The Adviser also considers the sector weighting of peer funds in the Lipper(R) Multi-Cap Growth Funds Classification. The Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated target price, there is a fundamental change in the company's prospects or better investment opportunities become available.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Trust Class Shares of the Fund by showing changes in the Fund's Trust Class Shares' performance from year to year and by showing how the Fund's Trust Class Shares' average annual total returns for 1 and 5 and since inception years compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at WWW.HANCOCKHORIZONFUNDS.COM.

                    ------------------- ----------------
                    2002                   (18.53)%
                    ------------------- ----------------
                    2003                    35.56%
                    ------------------- ----------------
                    2004                    15.75%
                    ------------------- ----------------
                    2005                    14.16%
                    ------------------- ----------------
                    2006                     4.38%
                    ------------------- ----------------
                    2007                    10.60%
                    ------------------- ----------------
                    2008                   (42.48)%
                    ------------------- ----------------
                    2009                      xx%
                    ------------------- ----------------

            --------------------------- --------------------------
                   BEST QUARTER               WORST QUARTER
            --------------------------- --------------------------
                      X.XX%                      (X.XX)%
            --------------------------- --------------------------
                    (XX/XX/XX)                 (XX/XX/XX)
            --------------------------- --------------------------

     The performance information shown above is based on a calendar year. The Fund's performance information from 1/1/10 to 3/31/10 was (x.xx)%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.

---------------------------------------------------------------------- ------------ ------------ ------------------------
                                                                                                      SINCE INCEPTION
GROWTH FUND                                                               1 YEAR      5 YEARS       (JANUARY 31, 2001)
---------------------------------------------------------------------- ------------ ------------ ------------------------
FUND RETURNS BEFORE TAXES
---------------------------------------------------------------------- ------------ ------------ ------------------------
   TRUST CLASS SHARES                                                      xx%          xx%                xx%
---------------------------------------------------------------------- ------------ ------------ ------------------------
   CLASS A SHARES (REFLECTS A MAXIMUM SALES CHARGE OF 5.25%)               xx%          xx%                xx%
---------------------------------------------------------------------- ------------ ------------ ------------------------
   CLASS C SHARES                                                          xx%          xx%                xx%
---------------------------------------------------------------------- ------------ ------------ ------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
---------------------------------------------------------------------- ------------ ------------ ------------------------
   TRUST CLASS SHARES                                                      xx%          xx%                xx%
---------------------------------------------------------------------- ------------ ------------ ------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
---------------------------------------------------------------------- ------------ ------------ ------------------------
   TRUST CLASS SHARES                                                      xx%          xx%                xx%
---------------------------------------------------------------------- ------------ ------------ ------------------------
RUSSELL 1000(R)  GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES,             xx%          xx%                xx%
EXPENSES, OR TAXES)
---------------------------------------------------------------------- ------------ ------------ ------------------------
LIPPER(R) MULTI-CAP GROWTH FUNDS CLASSIFICATION                            xx%          xx%                xx%
---------------------------------------------------------------------- ------------ ------------ ------------------------

INVESTMENT ADVISER

Horizon Advisers serves as investment adviser to the Fund.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals, each of whom is jointly and primarily responsible for the day-to-day management of the Fund.

John Portwood, CFA, Director of Trust Investments and Chief Investment Strategist, joined the Adviser in 1998 and has served on the portfolio team for the Fund since inception.

David Lundgren Jr., CFA, Director of Equities and Research, joined the Adviser in 1998 and has served on the portfolio team for the Fund since inception.

FOR MORE INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT PURCHASING AND SELLING SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

DIVERSIFIED INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The Diversified International Fund (the "Fund") seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page xx of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------- ------------------- -------------------- -------------------
                                                           TRUST CLASS SHARES    CLASS A SHARES       CLASS C SHARES
--------------------------------------------------------- ------------------- -------------------- -------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)                                  None               5.25%                 None
--------------------------------------------------------- ------------------- -------------------- -------------------
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                           None                None                 None
--------------------------------------------------------- ------------------- -------------------- -------------------
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and Other Distributions
  (as a percentage of offering price)                            None                None                 None
--------------------------------------------------------- ------------------- -------------------- -------------------
Redemption Fee (as a percentage of amount redeemed, if
  applicable)                                                    None                None                 None
--------------------------------------------------------- ------------------- -------------------- -------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

------------------------------------------------------- -------------------- ------------------ -------------------
                                                         TRUST CLASS SHARES    CLASS A SHARES      CLASS C SHARES
------------------------------------------------------- -------------------- ------------------ -------------------
Management Fees                                                1.00%               1.00%               1.00%
------------------------------------------------------- -------------------- ------------------ -------------------
Distribution (12b-1) Fees                                      None                None                0.75%
------------------------------------------------------- -------------------- ------------------ -------------------
Other Expenses(1)                                              x.xx%               x.xx%               x.xx%
------------------------------------------------------- -------------------- ------------------ -------------------
Acquired Fund Fees and Expenses                                x.xx%               x.xx%              x.xx%
------------------------------------------------------- -------------------- ------------------ -------------------
Total Annual Fund Operating Expenses(2)                        x.xx%               x.xx%              x.xx%
------------------------------------------------------- -------------------- ------------------ -------------------
Less Fee Reductions and/or Expense Reimbursements             (x.xx)%             (x.xx)%            (x.xx)%
------------------------------------------------------- -------------------- ------------------ -------------------
Total Annual Fund Operating Expenses After Fee                 x.xx%               x.xx%              x.xx%
Reductions and/or Expense Reimbursements(2,3)
------------------------------------------------------- -------------------- ------------------ -------------------

(1) Other Expenses for Class A and Class C Shares include shareholder service fees.
(2) The Total Annual Fund Operating Expenses in this fee table, before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, and not acquired fund fees and expenses.
(3) Horizon Advisers (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.50%, 1.75%, and 2.50% of the Fund's average daily net assets of the Trust Class, Class A and Class C Shares, respectively, until May 31, 2011. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.50% for Trust Class Shares, 1.75% for Class A Shares and 2.50% for Class C Shares to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period. Net operating expenses shown include x.xx% of Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that, except for the first year, the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------- ----------------- ----------------- ----------------- -----------------
                                        1 YEAR           3 YEARS           5 YEARS           10 YEARS
---------------------------------- ----------------- ----------------- ----------------- -----------------
TRUST CLASS SHARES                       $xx               $xx               $xx               $xx
---------------------------------- ----------------- ----------------- ----------------- -----------------
CLASS A SHARES                           $xx               $xx               $xx               $xx
---------------------------------- ----------------- ----------------- ----------------- -----------------
CLASS C SHARES                           $xx               $xx               $xx               $xx
---------------------------------- ----------------- ----------------- ----------------- -----------------

     PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks long-term capital appreciation by investing primarily in equity securities of foreign companies. The Fund may also purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs" and, together with ADRs and EDRs, "Depositary Receipts"), which are certificates typically issued by a bank or trust company that represent securities issued by a foreign or domestic company. In addition, the Fund may invest in other investment companies, including mutual funds, closed-end funds and exchange-traded funds ("ETFs"). The Fund's investments are ordinarily diversified among currencies, regions and countries, including emerging market countries, as determined by the Fund's sub-adviser, EARNEST Partners, LLC (the "Sub-Adviser").

The Sub-Adviser is a fundamental, bottom-up investment manager that seeks to construct a portfolio that will outperform the Fund's benchmark, the MSCI ACWI ex U.S. Index, while controlling volatility and risk. The Sub-Adviser implements this philosophy through fundamental analysis, risk management that seeks to minimize the likelihood of underperformance, and the use of RETURN PATTERN RECOGNITION(R), a screening tool developed by the Sub-Adviser. Using this tool, potential Fund investments are first screened based on such qualities as valuation measures, market trends, operating trends, growth measures, profitability measures, and macroeconomics.

After screening the relevant universe, the Sub-Adviser utilizes fundamental analysis and a statistical risk management approach to select Fund investments.

The Sub-Adviser may sell a security if the company's prospects deteriorate as a result of poor business plan execution, new competitors, management changes, a souring business environment or other adverse effects. In addition, if the investment process identifies a company with superior return and risk characteristics, the Sub-Adviser may sell a current security and replace it with the more attractive alternative.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that an investment in the Fund could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

The Fund may invest in companies located or doing business in emerging market countries. An "emerging market" country is any country determined by the Sub-Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. Investments in emerging market securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging market securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Moreover, the currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Trust Class Shares of the Fund by showing changes in the Fund's Trust Class Shares' performance from year to year and by showing how the Fund's Trust Class Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perfom in the future. Updated performance information is available on the Fund's website at WWW.HANCOCKHORIZONFUNDS.COM.

                   ------------------- ----------------
                          2009                 xx%
                   ------------------- ----------------

           --------------------------- --------------------------
                  BEST QUARTER               WORST QUARTER
           --------------------------- --------------------------
                     X.XX%                      (X.XX)%
           --------------------------- --------------------------
                   (XX/XX/XX)                 (XX/XX/XX)
           --------------------------- --------------------------


     The performance information shown above is based on a calendar year. The Fund's performance from 1/1/10 to 3/31/10 was x.xx%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.

---------------------------------------------------------------------- ------------ -----------------------
                                                                                        SINCE INCEPTION
 DIVERSIFIED INTERNATIONAL FUND                                          1 YEAR       (SEPTEMBER 30, 2008)
---------------------------------------------------------------------- ------------ -----------------------
FUND RETURNS BEFORE TAXES
---------------------------------------------------------------------- ------------ -----------------------
   TRUST CLASS SHARES                                                    (x.xx)%           (x.xx)%
---------------------------------------------------------------------- ------------ -----------------------
   CLASS A SHARES (REFLECTS A MAXIMUM SALES CHARGE OF 5.25%)             (x.xx)%           (x.xx)%
---------------------------------------------------------------------- ------------ -----------------------
   CLASS C SHARES                                                        (x.xx)%           (x.xx)%
---------------------------------------------------------------------- ------------ -----------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
---------------------------------------------------------------------- ------------ -----------------------
   TRUST CLASS SHARES                                                    (x.xx)%           (x.xx)%
---------------------------------------------------------------------- ------------ -----------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
---------------------------------------------------------------------- ------------ -----------------------
   TRUST CLASS SHARES                                                    (x.xx)%           (x.xx)%
---------------------------------------------------------------------- ------------ -----------------------
MSCI ACWI EX U.S. INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES,       (x.xx)%           (x.xx)%
   OR TAXES)
---------------------------------------------------------------------- ------------ -----------------------
LIPPER(R) INTERNATIONAL MULTI-CAP CORE CLASSIFICATION                    (x.xx)%           (x.xx)%
---------------------------------------------------------------------- ------------ -----------------------

INVESTMENT ADVISER

Horizon Advisers serves as investment adviser to the Fund. Earnest Partners, LLC serves as investment sub-adviser to the Fund.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals, each of whom is jointly and primarily responsible for the day-to-day management of the Fund.

Paul Viera, CEO and Partner, founded the Sub-Adviser in 1998 and has served on the portfolio team for the Fund since its inception.

John Portwood, CFA, Director of Trust Investments and Chief Investment Strategist, joined the Adviser in 1998 and has served on the portfolio team for the Fund since its inception.

Kristy Oehms, Portfolio Manager, joined the Adviser in 2003 and has served on the portfolio team for the Fund since its inception.


FOR MORE INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT PURCHASING AND SELLING SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

QUANTITATIVE LONG/SHORT FUND

INVESTMENT OBJECTIVE

The Quantitative Long/Short Fund (the "Fund" or "Long/Short Fund") seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page xx of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

-------------------------------------------------------------- ------------------- ---------------- ----------------
                                                                TRUST CLASS SHARES  CLASS A SHARES   CLASS C SHARES
-------------------------------------------------------------- ------------------- ---------------- ----------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                 None              5.25%            None
-------------------------------------------------------------- ------------------- ---------------- ----------------
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                None              None             None
-------------------------------------------------------------- ------------------- ---------------- ----------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and Other Distributions (as a percentage of offering price)         None              None             None
-------------------------------------------------------------- ------------------- ---------------- ----------------
Redemption Fee (as a percentage of amount redeemed, if
  applicable)                                                         None              None             None
-------------------------------------------------------------- ------------------- ---------------- ----------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

---------------------------------------------------- ----------------------- -------------------- --------------------
                                                        TRUST CLASS SHARES      CLASS A SHARES       CLASS C SHARES
---------------------------------------------------- ----------------------- -------------------- --------------------
Management Fees(1)                                           x.xx%                  x.xx%                x.xx%
---------------------------------------------------- ----------------------- -------------------- --------------------
Distribution (12b-1) Fees                                     None                  None                 0.75%
---------------------------------------------------- ----------------------- -------------------- --------------------
Other Expenses(2)                                            x.xx%                  x.xx%                x.xx%
---------------------------------------------------- ---------- ------------ -------- ----------- ---------- ---------
   Dividend Expense on Securities Sold Short(3)              x.xx%                  x.xx%                  x.xx%
---------------------------------------------------- ---------- ------------ -------- ----------- ---------- ---------
   Remaining Other Expenses                                  x.xx%                  x.xx%                  x.xx%
---------------------------------------------------- ----------------------- -------------------- --------------------
Acquired Fund Fees and Expenses                              x.xx%                  x.xx%                  x.xx%
                                                             -----                  -----                 -----
---------------------------------------------------- ----------------------- -------------------- --------------------
Total Annual Fund Operating Expenses(4)                      x.xx%                  x.xx%                  x.xx%
---------------------------------------------------- ----------------------- -------------------- --------------------
Less Fee Waivers and/or Expense Reimbursements              (x.xx)%                (x.xx)%                (x.xx)%
---------------------------------------------------- ----------------------- -------------------- --------------------
Total Annual Fund Operating Expenses After Fee               x.xx%                  x.xx%                  x.xx%
Reductions and/or Expense Reimbursements(4,5)
---------------------------------------------------- ----------------------- -------------------- --------------------

(1) The Management Fee paid to Horizon Advisers (the "Adviser") for providing services to the Fund consists of a basic annual fee rate of 1.20% of the Fund's average daily net assets and a performance incentive adjustment, resulting in a minimum fee of 0.80% if the Fund underperforms the S&P Composite 1500 Index by 200 basis points or more on a rolling 12 month basis, and a maximum fee of 1.60% if the Fund outperforms the S&P Composite 1500 Index by 200 basis points or more on a rolling 12-month basis. Fund performance is based on the Fund's Trust Class Shares' performance.

(2) Other Expenses for Class A and Class C Shares include shareholder service fees.
(3) Dividend Expense on Securities Sold Short ("dividend expense") reflects the value of dividends paid to the lenders of securities that the Fund sells short. Dividends paid on a security sold short generally reduce the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Dividend expense is not a fee charged to shareholders by the Adviser or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. Dividend expense will vary depending on whether the securities the Fund sells short pay dividends and the amount of those dividends.
(4) The Total Annual Fund Operating Expenses in this fee table, before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, and not dividend expenses or acquired fund fees and expenses.
(5) The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep net operating expenses (excluding interest, dividend expenses, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses), BEFORE GIVING EFFECT TO ANY PERFORMANCE INCENTIVE ADJUSTMENT, from exceeding 1.70%, 1.95%, and 2.70% of the Fund's average daily net assets of the Trust Class, Class A and Class C Shares, respectively, until May 31, 2011 (the "Expense Limits"). Since the Expense Limits are applied before giving effect to performance incentive adjustments, the percentages shown as net operating expenses for each class of shares may be up to 0.40% higher or lower than the Expense Limit for that class because net operating expenses reflect performance incentive adjustments, if any. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and, BEFORE GIVING EFFECT TO ANY PERFORMANCE INCENTIVE ADJUSTMENT, 1.70% for Trust Class Shares, 1.95% for Class A Shares and 2.70% for Class C Shares to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety
     (90) days' prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period. Net operating expenses shown include x.xx% of Acquired Fund Fees and Expenses and x.xx% of Dividend Expense on Securities Sold Short.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that, except for the first year, the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------- ------------------ ----------------- ----------------- -----------------
                                        1 YEAR            3 YEARS           5 YEARS           10 YEARS
---------------------------------- ------------------ ----------------- ----------------- -----------------
TRUST CLASS SHARES                        $xx               $xx               $xx               $xx
---------------------------------- ------------------ ----------------- ----------------- -----------------
CLASS A SHARES                            $xx               $xx               $xx               $xx
---------------------------------- ------------------ ----------------- ----------------- -----------------
CLASS C SHARES                            $xx               $xx               $xx               $xx
---------------------------------- ------------------ ----------------- ----------------- -----------------

     PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks long-term capital appreciation by taking long and short positions in equity securities of publicly-traded companies in the United States included in the S&P Composite 1500 Index. Using a quantitative model developed by the Adviser, the Fund buys stocks "long" that the Adviser believes are undervalued relative to their peers, and sells stocks "short" that the Adviser believes are overvalued relative to their peers.

The Fund typically maintains a net long exposure of approximately 85-115% and expects that, on average, 0-35% of the Fund's assets will be sold "short." With a long position, the Fund purchases a security outright; with a short position, the Fund sells a security that it has borrowed. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security's price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. The Fund may reinvest the proceeds of its short sales by taking additional long positions, thus allowing the Fund to maintain long positions in excess of 100% of its net assets.

The Fund may, but is not required to, use derivatives, such as futures, options, forward contracts, and swap agreements, as an alternative to selling a security short, to increase returns, or as part of a hedging strategy.

The Adviser employs a quantitative method of analysis in its investment decision making. The quantitative factors include a company's buybacks, financial strength, analyst earnings estimates, earnings quality and economic value added ("EVA"). The information provided by the quantitative screens is supplemented by fundamental and technical analysis. The Adviser continually monitors the Fund's portfolio and may sell or cover a short position of a security when it achieves a designated target price, there is a fundamental change in the company's prospects, or better investment opportunities become available.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that an investment in the Fund could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to short sales risk. Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

In addition, the Fund's investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.

Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it.

The mid- and small-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium- and small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Trust Class Shares of the Fund by showing changes in the Fund's Trust Class Shares' performance from year to year and by showing how the Fund's Trust Class Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perfom in the future. Updated performance information is available on the Fund's website at WWW.HANCOCKHORIZONFUNDS.COM.

                   ------------------- ----------------
                          2009                 xx%
                   ------------------- ----------------

           --------------------------- --------------------------
                  BEST QUARTER               WORST QUARTER
           --------------------------- --------------------------
                     X.XX%                      (X.XX)%
           --------------------------- --------------------------
                   (XX/XX/XX)                 (XX/XX/XX)
           --------------------------- --------------------------

     The performance information shown above is based on a calendar year. The Fund's performance from 1/1/10 to 3/31/10 was x.xx%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.

---------------------------------------------------------------------- ------------ -----------------------
                                                                                        SINCE INCEPTION
DIVERSIFIED INTERNATIONAL FUND                                            1 YEAR      (SEPTEMBER 30, 2008)
---------------------------------------------------------------------- ------------ -----------------------
FUND RETURNS BEFORE TAXES
---------------------------------------------------------------------- ------------ -----------------------
   TRUST CLASS SHARES                                                    (x.xx)%           (x.xx)%
---------------------------------------------------------------------- ------------ -----------------------
   CLASS A SHARES (REFLECTS A MAXIMUM SALES CHARGE OF 5.25%)             (x.xx)%           (x.xx)%
---------------------------------------------------------------------- ------------ -----------------------
   CLASS C SHARES                                                        (x.xx)%           (x.xx)%
---------------------------------------------------------------------- ------------ -----------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
---------------------------------------------------------------------- ------------ -----------------------
   TRUST CLASS SHARES                                                    (x.xx)%           (x.xx)%
---------------------------------------------------------------------- ------------ -----------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
---------------------------------------------------------------------- ------------ -----------------------
   TRUST CLASS SHARES                                                    (x.xx)%           (x.xx)%
---------------------------------------------------------------------- ------------ -----------------------
S&P COMPOSITE 1500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES,      (x.xx)%           (x.xx)%
OR TAXES)
---------------------------------------------------------------------- ------------ -----------------------
LIPPER(R) LONG/SHORT EQUITY CLASSIFICATION                               (x.xx)%           (x.xx)%
---------------------------------------------------------------------- ------------ -----------------------

INVESTMENT ADVISER

Horizon Advisers serves as investment adviser to the Fund.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals, each of whom is jointly and primarily responsible for the day-to-day management of the Fund.

John Portwood, CFA, Director of Trust Investments and Chief Investment Strategist, joined the Adviser in 1998 and has served on the portfolio team for the Fund since its inception.

Paula Chastain, Portfolio Manager, joined the Adviser in 1996 and has served on the portfolio team for the Fund since its inception.

Jacob Hartl, CFA, Portfolio Manager, joined the Adviser in 2008 and has served on the portfolio team for the Fund since its inception.

FOR MORE INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT PURCHASING AND SELLING SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

BURKENROAD FUND

INVESTMENT OBJECTIVE

The Burkenroad Fund (the "Fund" or "Burkenroad Fund") seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page xx of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

---------------------------------------------------------------------------------------------- ---------------
                                                                                                CLASS A SHARES
---------------------------------------------------------------------------------------------- ---------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)               5.25%
---------------------------------------------------------------------------------------------- ---------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                           None
---------------------------------------------------------------------------------------------- ---------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions
  (as a percentage of offering price)                                                               None
---------------------------------------------------------------------------------------------- ---------------
Redemption Fee (as a percentage of amount redeemed, if applicable)                                  None
---------------------------------------------------------------------------------------------- ---------------
Exchange Fee                                                                                        None
---------------------------------------------------------------------------------------------- ---------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

------------------------------------------------------- ----------------------------------
                                                                  CLASS A SHARES
------------------------------------------------------- ----------------------------------
Management Fees                                                       0.95%
------------------------------------------------------- ----------------------------------
Other Expenses(1)                                                     X.XX%
                                                                      -----
------------------------------------------------------- ----------------------------------
Acquired Fund Fees and Expenses                                       x.xx%
------------------------------------------------------- ----------------------------------
Total Annual Fund Operating Expenses(2)                               x.xx%
------------------------------------------------------- ----------------------------------
Less Fee Reductions and/or Expense Reimbursements                    (X.XX)%
                                                                     -------
------------------------------------------------------- ----------------------------------
Total Annual Fund Operating Expenses After Fee                        x.xx%
Reductions and/or Expense Reimbursements(2,3)
------------------------------------------------------- ----------------------------------

------------------
(1)  Other Expenses include shareholder service fees.
(2) The Total Annual Operating Expenses in this fee table, before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights"
     section in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, and not acquired fund fees and expenses.
(3) Horizon Advisers (the "Adviser") has contractually agreed to reduce fees, and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.40% of the Fund's average daily net assets of the Class A Shares' until May 31, 2011. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.40% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated by: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period. Net operating expenses shown include x.xx% of Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that, except for the first year, the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------- ------------------ --------------------- -----------------------
          1 YEAR                3 YEARS             5 YEARS                10 YEARS
-------------------------- ------------------ --------------------- -----------------------
           $xx                    $xx                 $xx                    $xx
-------------------------- ------------------ --------------------- -----------------------

     PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks capital appreciation by investing primarily (at least 80% of its net assets) in common stocks and other equity securities. The Fund focuses on stocks of companies with small capitalizations (less than $2 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas. The Adviser intends to utilize Tulane University's Burkenroad Reports as a primary source of investment research, but also employs its own fundamental research and quantitative analysis in its investment decision making. The BURKENROAD REPORTS (the "Reports") is an educational program on investment research in which selected students at Tulane University's A.B. Freeman School of Business participate. The program is designed to teach the students how to produce objective investment research by studying publicly-held companies located in the Deep South. The Reports focus on companies that traditionally have not been followed by Wall Street analysts. The Reports are based on publicly available reports, company visits and meetings with top management.

The Adviser independently verifies the information contained within the Reports and considers, but does not rely exclusively on, the Reports in making investment decisions for the Fund. The Fund will regularly invest in companies other than those covered by the Burkenroad Reports, and may not own shares of all of the companies covered by the Reports. The Fund and Horizon Advisers are NOT affiliated with Tulane University or the A.B. Freeman School of Business. Hancock Bank licenses the name "Burkenroad" from Tulane University. Neither Tulane University, the A.B. Freeman School of Business nor the students, faculty and staff of Tulane University have any involvement in the investment decisions, management or operations of the Fund.

In selecting securities, the Adviser primarily considers sales and expense trends, market position, historic and expected earnings and dividends. The Adviser will diversify the Fund's securities across industry sectors. The Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in the security's prospects or better investment opportunities become available.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. The Fund is also subject to the risk that the Adviser's particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

The Fund's concentration of investments in securities of companies located or doing business in Alabama, Louisiana, Mississippi, Florida, Georgia and Texas subjects the Fund to economic conditions and government policies within those states. As a result, the Fund will be more susceptible to factors that adversely affect companies located or doing business in those states than a mutual fund that does not have as great a concentration in those states.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Class A Shares' performance from year to year and by showing how the Fund's Class A Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at WWW.HANCOCKHORIZONFUNDS.COM.

                    ------------------- ----------------
                    2002                    (0.73)%
                    ------------------- ----------------
                    2003                    34.89%
                    ------------------- ----------------
                    2004                    24.76%
                    ------------------- ----------------
                    2005                     6.51%
                    ------------------- ----------------
                    2006                    16.82%
                    ------------------- ----------------
                    2007                     2.97%
                    ------------------- ----------------
                    2008                   (24.97)%
                    ------------------- ----------------
                    2009                      xx%
                    ------------------- ----------------

            --------------------------- --------------------------
                   BEST QUARTER               WORST QUARTER
            --------------------------- --------------------------
                      X.XX%                      (X.XX)%
            --------------------------- --------------------------
                    (XX/XX/XX)                 (XX/XX/XX)
            --------------------------- --------------------------

     The performance information show above is based on a calendary year. The Fund's performance from 1/1/10 to 3/31/10 was xx%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------- ------------ ------------ --------------------
                                                                                                               SINCE INCEPTION
 BURKENROAD FUND                                                                     1 YEAR       5 YEARS    (DECEMBER 31, 2001)
--------------------------------------------------------------------------------- ------------ ------------ --------------------
FUND RETURNS BEFORE TAXES (REFLECTS A MAXIMUM SALES CHARGE OF 5.25%)                   xx%          xx%              xx%
--------------------------------------------------------------------------------- ------------ ------------ --------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                              xx%          xx%              xx%
--------------------------------------------------------------------------------- ------------ ------------ --------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES                      xx%          xx%              xx%
--------------------------------------------------------------------------------- ------------ ------------ --------------------
RUSSELL 2000(R)  INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)            xx%          xx%              xx%
--------------------------------------------------------------------------------- ------------ ------------ --------------------
LIPPER(R) SMALL-CAP VALUE FUNDS CLASSIFICATION                                         xx%          xx%              xx%
--------------------------------------------------------------------------------- ------------ ------------ --------------------

INVESTMENT ADVISER

Horizon Advisers serves as investment adviser to the Fund.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals, each of whom is jointly and primarily responsible for the day-to-day management of the Fund.

John Portwood, CFA, Director of Trust Investments and Chief Investment Strategist, joined the Adviser in 1998 and has served on the portfolio team for the Fund since its inception.

David Lundgren Jr., CFA, Director of Equities and Research, joined the Adviser in 1998 and has served on the portfolio team for the Fund since its inception.

FOR MORE INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT PURCHASING AND SELLING SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

SUMMARY INFORMATION ABOUT PURCHASING AND SELLING SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION

PURCHASING AND SELLING FUND SHARES

To purchase shares of a Fund for the first time, you must invest at least $1,000. Your subsequent investments in a Fund must be made in amounts of at least $500. A Fund may accept investments of smaller amounts in its sole discretion.

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

TAX INFORMATION

Each Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT RISK

Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with similar investments.

The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

--------------------------------------------------------------------------------------- --------------------------------------

EQUITY RISK -- Equity securities include public and privately issued                    Value Fund
equity securities, common and preferred stocks, warrants, rights to                     Growth Fund
subscribe to common stock and convertible securities, interests                         Diversified International Fund
in MLPs and royalty trusts, shares of REITs and ADRs, as well as                        Quantitative Long/Short Fund
shares of ETFs that attempt to track the price movement of equity indices.              Burkenroad Fund
Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stock holders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.
--------------------------------------------------------------------------------------- --------------------------------------

--------------------------------------------------------------------------------------- --------------------------------------

FOREIGN SECURITY RISK -- Investments in securities of foreign companies                 Diversified International Fund
(including direct investments as well as investments through Depositary
Receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S.
companies or governments. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.
--------------------------------------------------------------------------------------- --------------------------------------

--------------------------------------------------------------------------------------- --------------------------------------

FIXED INCOME RISK -- The market value of fixed income investments change                Strategic Income Bond Fund
in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these risks, fixed income securities may be subject to the following additional risks:
--------------------------------------------------------------------------------------- --------------------------------------

--------------------------------------------------------------------------------------- --------------------------------------

    CALL RISK -- During periods of falling interest rates, certain debt                 Strategic Income Bond Fund
    obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

--------------------------------------------------------------------------------------- --------------------------------------

--------------------------------------------------------------------------------------- --------------------------------------

    CREDIT RISK -- The possibility that an issuer will be Fund unable to                Strategic Income Bond
    make timely payments of either principal or interest.
--------------------------------------------------------------------------------------- --------------------------------------

--------------------------------------------------------------------------------------- --------------------------------------

    MORTGAGE-BACKED  SECURITIES  --  Mortgage-backed  securities are fixed income       Strategic Income Bond Fund
    securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.
--------------------------------------------------------------------------------------- --------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

The investment objective of the Strategic Income Bond Fund is total return through current income and capital appreciation, consistent with the preservation of capital. The investment objective of the Value Fund is long-term capital appreciation with a secondary goal of current income. The investment objectives of the Growth Fund, the Diversified International Fund, the Quantitative Long/Short Fund and the Burkenroad Fund are long-term capital appreciation. The investment objectives of the Funds, except for the Diversified International Fund and the Quantitative Long/Short Fund, are fundamental and cannot be changed without shareholder approval. The investment objective of the Diversified International Fund and the Quantitative Long/Short Fund may be changed without shareholder approval.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with a Fund's objectives. If a Fund invests in this manner, it may not achieve its investment objectives. A Fund will do so only if the Funds' investment adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, each Fund also may invest, to a lesser extent, in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information ("SAI") (for information on how to obtain a copy of the Funds' SAI see the back cover of this prospectus). Of course, there is no guarantee that any Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds generally publish a complete list of their portfolio holdings on a monthly basis, as of the end of the previous month. For example, each Fund's investments as of the end of January would ordinarily be published at the end of February. Each Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. The portfolio information described above can be found on the internet at HTTP://AICFUNDHOLDINGS.COM/HORIZON. The information will generally remain available until replaced by new portfolio holdings information as described above. The Funds' Adviser may exclude any portion of each Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. Please consult the Funds' SAI for a full description of the policies and procedures that govern disclosure of the Funds' portfolio holdings.

INVESTMENT ADVISER

The Adviser makes investment decisions for the Strategic Income Bond, Value, Growth, Quantitative Long/Short and Burkenroad Funds and continuously reviews, supervises and administers each Fund's respective investment program. In addition, the Adviser oversees the Sub-Adviser to the Diversified International Fund to ensure its compliance with the investment policies and guidelines of the Diversified International Fund, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the advisory fee it receives from the Diversified International Fund. The Board of Trustees of the Trust (the "Board") supervises the Adviser and the Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

Horizon Advisers, an unincorporated division of Hancock Bank, serves as the investment adviser to the Funds. Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of March 31, 2010, the Adviser managed approximately $xx million in assets while the Adviser and Hancock Bank managed approximately $xx billion in assets. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following rates:


         ----------------------------------------- --------------
              STRATEGIC INCOME BOND FUND               0.60%
         ----------------------------------------- --------------
              VALUE FUND                               0.80%
         ----------------------------------------- --------------
              GROWTH FUND                              0.80%
         ----------------------------------------- --------------
              DIVERSIFIED INTERNATIONAL FUND           1.00%
         ----------------------------------------- --------------
              QUANTITATIVE LONG/SHORT FUND(1)          1.20%
         ----------------------------------------- --------------
              BURKENROAD FUND                          0.95%
         ----------------------------------------- --------------

(1) The Management Fee paid to the Adviser for providing services to the Quantitative Long/Short Fund consists of a basic annual fee rate of 1.20% of the Fund's average daily net assets and a performance incentive adjustment, resulting in a minimum fee of 0.80% if the Fund underperforms the S&P Composite 1500 Index by 200 basis points or more on a rolling 12 month basis, and a maximum fee of 1.60% if the Fund outperforms the S&P Composite 1500 Index by 200 basis points or more on a rolling 12 month basis. Fund performance is based on the Fund's Trust Class Shares' performance.

For the fiscal year ended January 31, 2010, the Adviser received advisory fees (after fee reductions) as a percentage of average daily net assets of each Fund as follows:

          ----------------------------------------- --------------
               STRATEGIC INCOME BOND FUND                xx%
          ----------------------------------------- --------------
               VALUE FUND                                xx%
          ----------------------------------------- --------------
               GROWTH FUND                               xx%
          ----------------------------------------- --------------
               DIVERSIFIED INTERNATIONAL FUND            xx%
          ----------------------------------------- --------------
               QUANTITATIVE LONG/SHORT FUND              xx%
          ----------------------------------------- --------------
               BURKENROAD FUND                           xx%
          ----------------------------------------- --------------

The Adviser has contractually agreed to reduce its fees, and reimburse expenses in order to keep net operating expenses (excluding interest, dividend expenses, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding the amounts listed in the table below, as a percentage of average daily net assets of the separate class shares of each Fund, until May 31, 2011:

          ----------------------------------------- --------------
          Strategic Income Bond Fund
          ----------------------------------------- --------------
               Trust Class                          0.75%
          ----------------------------------------- --------------
               Class A                              1.00%
          ----------------------------------------- --------------
               Class C                              1.75%
          ----------------------------------------- --------------
          Diversified International Fund
          ----------------------------------------- --------------
               Trust Class                          1.50%
          ----------------------------------------- --------------
               Class A                              1.75%
          ----------------------------------------- --------------
               Class C                              2.50%
          ----------------------------------------- --------------
          Quantitative Long/Short Fund
          ----------------------------------------- --------------
               Trust Class                          1.70%
          ----------------------------------------- --------------
               Class A                              1.95%
          ----------------------------------------- --------------
               Class C                              2.70%
          ----------------------------------------- --------------
          Burkenroad Fund
          ----------------------------------------- --------------
               Class A                              1.40%
          ----------------------------------------- --------------

The Adviser has voluntarily agreed to reduce its fees and reimburse expenses of the Value Fund and Growth Fund to the extent necessary in order to keep Total Annual Fund Operating Expenses (excluding interest, dividend expenses, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses), from exceeding the amounts listed in the table below, as a percentage of average daily net assets of the separate class shares of each Fund. The Adviser may discontinue all or a portion of these fee reductions or expense reimbursements at any time.

------------------------------ --------------------- ------------------ -----------------
                               Trust Class Shares    Class A Shares     Class C Shares
------------------------------ --------------------- ------------------ -----------------
Value Fund                            1.10%                1.35%             2.10%
------------------------------ --------------------- ------------------ -----------------

Growth Fund                           1.10%                1.35%             2.10%
------------------------------ --------------------- ------------------ -----------------

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses (before giving effect to any applicable performance incentive adjustment for the Quantitative Long/Short Fund) and the amounts listed in the tables above, to recapture all or a portion of its prior expense reimbursements made during the preceding three-year period.

INVESTMENT SUB-ADVISER

EARNEST Partners, LLC serves as the investment sub-adviser to the Diversified International Fund and is responsible for the day-to-day management of the Fund's investments. The Sub-Adviser's principal place of business is located at 1180 Peachtree Street, Suite 2300, Atlanta, GA 30309. As of March 31, 2010, the Sub-Adviser managed approximately $xx billion in assets.

ADDITIONAL INFORMATION

A discussion regarding the basis for the Board's August 2008 approval of the Quantitative Long/Short and Diversified International Funds' investment advisory agreement with the Adviser and investment sub-advisory agreement between the Adviser and the Sub-Adviser is available in the Funds' January 31, 2009 Annual Report to Shareholders. A discussion regarding the basis for the Board's May 2009 approval of the Strategic Income Bond, Value, Growth and Burkenroad Funds' investment advisory agreement with the Adviser is available in the Funds' July 31, 2009 Semi-Annual Report to Shareholders.

PORTFOLIO MANAGERS

John Portwood, CFA, serves as Director of Trust Investments and Chief Investment Strategist of the Adviser and is responsible for overseeing the management of the Strategic Income Bond Fund, the Value Fund, the Growth Fund, the Diversified International Fund, the Quantitative Long/Short Fund and the Burkenroad Fund. He has more than 38 years of investment experience.

David Lundgren Jr., CFA, serves as Director of Equities and Research of the Adviser and is responsible for the day-to-day management of the Value Fund, Growth Fund and Burkenroad Fund. Prior to joining Hancock Bank in 1998, Mr. Lundgren served in a similar capacity for First Commerce Corporation. He has more than 20 years of investment experience.

Jeffery Tanguis serves as Director of Fixed Income of the Adviser and is responsible for the day-to-day management of the Strategic Income Bond Fund. He is also responsible for the management of the Hancock Horizon Treasury Securities Money Market Fund, which is offered in separate prospectuses. Prior to joining Hancock Bank in 2005, Mr. Tanguis served as the Senior Fixed Income Manager of Hibernia National Bank from 1987 to 2005. He has more than 23 years of investment experience.

Paula Chastain serves as a portfolio manager for the Adviser and takes part in the research and analysis for the Hancock Horizon Family of Funds. She also oversees the trading operation. Ms. Chastain began working for the Adviser in 1996 and has over 14 years of investment experience. She has co-managed the Quantitative Long/Short Fund since its inception.

Jacob Hartl, CFA, serves a portfolio manager for the Adviser and takes part in the research and analysis for the Hancock Horizon Family of Funds. Prior to joining the Adviser in 2008, Mr. Hartl served as a portfolio manager for SunTrust Bank in their Private Wealth Management Group. In addition to portfolio management responsibilities involving equities, bonds and alternative investments, he was a member of the investment group's fixed income strategy committee. His experience also includes analytic and asset allocation responsibilities in Morgan Keegan's Investment Management Consulting Group. Mr. Hartl has over 11 years of investment experience. He has co-managed the Quantitative Long/Short Fund since its inception.

Kristy Oehms serves as a portfolio manager for the Adviser and is responsible for overseeing the day-to-day management of the Diversified International Fund. Ms. Oehms began working for the Adviser in 2003 and has previously served as a research analyst and a securities trader. She has more than 7 years of investment experience.

Paul Viera serves as CEO and Partner, and is also the founder of the Sub-Adviser. Mr. Viera developed RETURN PATTERN RECOGNITION(R) AND has led the investment efforts of the Sub-Adviser's international product since its inception, including the last 6 years. He has over 26 years of investment experience.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and other trust and agency accounts that invest in the Funds. Hancock Bank and its affiliates also may receive compensation for providing services to the Funds in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also may receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Funds, and for such services is paid an annual fee, payable from the Funds' assets, of 0.03% of each Fund's average daily net assets.

COMMISSIONS, DISTRIBUTION AND SERVICING (12B-1) FEES. Brokerage firms affiliated with Hancock Bank, including Hancock Investment Services, Inc. ("H.I.S., Inc."), acting as dealer in connection with the sale of Class A Shares of the Funds, will be entitled to receive a commission of up to the entire amount of the sales charge. In addition, to the extent that Class C Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including H.I.S., Inc., those entities may receive the distribution and servicing fees, payable from the Funds' assets, applicable to that class of shares.

H.I.S., Inc., member Financial Industry Regulatory Authority ("FINRA") and SIPC, is a wholly-owned brokerage subsidiary of Hancock Bank.

TRANSFER AGENCY SERVICES. Hancock Bank serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock Bank is paid an annual fee of $20,000 per class per fund for the first ten classes and $17,500 per class for any additional classes.

SHAREHOLDER SERVICING FEES. To the extent that Class A or Class C Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including H.I.S., Inc., those entities may receive shareholder servicing fees, payable from the Funds' assets, of up to 0.25% of average daily net assets attributable to Class A and Class C Shares.

RELATED PERFORMANCE DATA OF THE SUB-ADVISER

The following tables give the performance of actual, fee-paying separate accounts (each, an "Account"), referred to as a "Composite," managed by the Sub-Adviser that have investment objectives, policies, strategies and risks substantially similar to those of the Diversified International Fund.(1) Performance information prior to April 1, 2003 includes Accounts managed by EARNEST Partners Limited, LLC, an affiliate of the Sub-Adviser that subsequently merged with the Sub-Adviser. The Composite does not reflect all of the firm's assets under management. A complete list and description of the Sub-Adviser's composites is available upon request. The data illustrates the past performance of the Sub-Adviser in managing substantially similar accounts. THE DATA DOES NOT REPRESENT THE PERFORMANCE OF THE DIVERSIFIED INTERNATIONAL FUND. Performance is historical and does not represent the future performance of the Diversified International Fund or of the Sub-Adviser.

The manner in which the performance was calculated for the Composite differs from that of registered mutual funds such as the Diversified International Fund. This Composite performance data was calculated in accordance with the standards of the Global Investment Performance Standards ("GIPS(R)").(2) All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Except as otherwise noted, all returns reflect the payment of investment management fees, brokerage commissions, foreign withholding taxes on dividends, interest income and capital gains paid, and execution costs paid by the Accounts included in the Composite, without taking into account federal or state income taxes. Custodial fees, if any, were not included in the calculations. Securities are valued as of trade-date. Each Account in the Composite was under management for the entire reporting period in which the Account was included.

The currency used to express performance in the Composite is stated in U.S. dollars. Performance results are presented both net of fees and gross of fees. Because of variation in fee levels, the "net of fees" Composite returns may not be reflective of performance in any one particular account. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The Accounts that are included in the Composite are not subject to the same type of expenses to which the Diversified International Fund is subject and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for the Composite could have been adversely affected if the Accounts in the Composite were subject to the same federal securities and tax laws as the Diversified International Fund's.

The investment results for the Composite presented below are not intended to predict or suggest the future returns of the Diversified International Fund. THE DIVERSIFIED INTERNATIONAL FUND HAS NO PERFORMANCE RECORD, AND THE PERFORMANCE DATA SHOWN BELOW SHOULD NOT BE CONSIDERED A SUBSTITUTE FOR THE DIVERSIFIED INTERNATIONAL FUND'S OWN PERFORMANCE INFORMATION. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

PERFORMANCE INFORMATION FOR THE SUB-ADVISER'S DIVERSIFIED INTERNATIONAL STRATEGY COMPOSITE(1,3)

(JANUARY 1, 2000 THROUGH DECEMBER 31, 2009)

THE FOLLOWING DATA ILLUSTRATES THE PAST PERFORMANCE OF THE SUB-ADVISER IN MANAGING SUBSTANTIALLY SIMILAR ACCOUNTS AND DOES NOT REPRESENT THE PERFORMANCE OF THE DIVERSIFIED INTERNATIONAL FUND.

---------- ----------------- ------------------ ------------- ------------- ---------------- ---------------
                                                    MSCI                    TOTAL ASSETS
                                                    ACWI                      AT END OF
              TOTAL RETURN      TOTAL RETURN       EX-U.S.      NUMBER OF       PERIOD        PERCENTAGE OF
  YEAR       (NET OF FEES)    (GROSS OF FEES)    INDEX(4,5)    PORTFOLIOS    ($ MILLIONS)      FIRM ASSETS
---------- ----------------- ------------------ ------------- ------------- ---------------- ---------------
  2009          55.7%              56.9%           42.1%           9            $864.1            6.3%
---------- ----------------- ------------------ ------------- ------------- ---------------- ---------------
  2008         (44.79)%          (44.34)%         (45.24)%         8            $271.6            2.4%
---------- ----------------- ------------------ ------------- ------------- ---------------- ---------------
  2007          29.1%              30.1%           17.1%           3            $298.3            1.6%
---------- ----------------- ------------------ ------------- ------------- ---------------- ---------------
  2006          35.8%              36.8%           27.2%           2            $139.0            0.7%
---------- ----------------- ------------------ ------------- ------------- ---------------- ---------------
  2005          16.5%              17.5%           17.1%           2             $73.6            0.4%
---------- ----------------- ------------------ ------------- ------------- ---------------- ---------------
  2004          17.3%              18.3%           21.4%           2             $60.4            0.5%
---------- ----------------- ------------------ ------------- ------------- ---------------- ---------------
  2003          44.2%              45.4%           41.4%           2             $0.2             0.0%
---------- ----------------- ------------------ ------------- ------------- ---------------- ---------------
  2002         (11.7)%            (11.0)%         (14.7)%          1             $0.1             0.0%
---------- ----------------- ------------------ ------------- ------------- ---------------- ---------------
  2001         (16.7)%            (16.1)%         (19.5)%          1             $0.1             0.0%
---------- ----------------- ------------------ ------------- ------------- ---------------- ---------------
  2000          (9.2)%            (8.5)%          (15.1)%          1             $0.2             0.0%
---------- ----------------- ------------------ ------------- ------------- ---------------- ---------------


------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/2009)
---------------------- ----------------------------------------------------- -------------------------
                                          SUB-ADVISER'S
                                        COMPOSITE RETURNS
---------------------- -------------------------- -------------------------- -------------------------
                                                                                    MSCI ACWI
     TIME PERIOD              NET OF FEES               GROSS OF FEES          EX-U.S. INDEX(4,5)
---------------------- -------------------------- -------------------------- -------------------------
       1 Year                    55.7%                      56.9%                     42.1%
---------------------- -------------------------- -------------------------- -------------------------
       3 Years                    3.5%                       4.4%                     (3.0)%
---------------------- -------------------------- -------------------------- -------------------------
       5 Years                   11.9%                      12.8%                      6.3%
---------------------- -------------------------- -------------------------- -------------------------
      10 Years                    7.1%                       7.9%                      3.1%
---------------------- -------------------------- -------------------------- -------------------------
   Since Inception                8.7%                       9.5%                      4.8%
     (05/01/99)
---------------------- -------------------------- -------------------------- -------------------------

(1) The current Composite policy provides for the temporary removal of any portfolio incurring a client contribution greater than 10% of portfolio market value ("Significant Contribution"). Prior to July 1, 2007, a Significant Contribution was defined as any client contribution greater than 5% of portfolio market value. The temporary removal of such an account occurs at the beginning of the month in which the Significant Contribution occurred and the account re-enters the Composite the month following the first full month after the contribution. Prior to December 1, 2005, the account re-entered the Composite at the end of the month in which it was invested consistent with other portfolios in the Composite. Prior to January 1, 2000, Significant Contributions were not considered. In the event of a withdrawal greater than 10% of portfolio market value ("Significant Withdrawal") within an existing portfolio, the portfolio is removed from the Composite(s) in the month the cash is raised until the month after the cash is withdrawn. Prior to July 1, 2007, a Significant Withdrawal was defined as any client withdrawal greater than 5% of portfolio market value. Prior to July 1, 2006, Significant Withdrawals were not considered. For Composites with three or fewer portfolios ("Small Composites"), the Significant Contribution and Withdrawal rules pertaining to inclusion and exclusion of an existing portfolio in a Composite do not apply. A portfolio that enters a Small Composite remains in that Composite for as long as the Sub-Adviser retains investment discretion and the portfolio's mandate is consistent with the Composite's style. Prior to January 1, 2005, no exceptions were made for Small Composites. Also excluded from the Composite are separately managed accounts and wrap program accounts. In addition, beginning January 1, 2000, the minimum portfolio size for inclusion in the Composite is $2.5 million. Prior to January 1, 2000, there was no minimum asset size below which portfolios were excluded from the Composite.

(2) GIPS(R) were created and administered by the Chartered Financial Analyst Institute (CFAI). CFAI is an international, nonprofit organization of more than 50,000 investment practitioners and educators in over 100 countries. CFAI offers services in three broad categories: Education through seminars and publications; Professional Conduct and Ethics; and Standards of Practice and Advocacy. GIPS(R) are intended to (i) promote full and fair presentations by investment advisers of their performance results and (ii) ensure uniformity in reporting so that performance results of the investment advisers are directly comparable. CFAI performance presentation standards differ from SEC standards for calculating performance for mutual funds. CFAI has not been involved in the preparation or review of this report.

(3) Returns include the reinvestment of all income and are based on fully discretionary accounts under management, including, for certain time periods, those accounts no longer with the Sub-Adviser. Actual results may vary depending on level of assets and fee schedule. Performance results net of fees reflect the highest non-performance-based management fee paid by the accounts included in the Composite. The Sub-Adviser's fee schedule for the Composite is as follows: 0.75% on the first $25 million, 0.65% on the next $25 million, and 0.55% on the remainder. All fees are stated in annual rates and are typically billed quarterly. Asset-weighted standard deviation of investment returns versus asset-weighted composite includes accounts managed for the entire year. The Sub-Adviser has been verified for the periods April 1, 1989 through December 31, 2008 by independent verifiers. Verification assesses whether: 1) the firm has complied with all the composite construction requirements of the GIPs standards on a firm-wide basis, and 2) the firm's policies and procedures are designed to calculate and present performance in compliance with the GIPs standards. A copy of the verification report is available upon request.

(4) The Morgan Stanley Capital International All Country World ex-US Index is a market capitalization weighted index composed of approximately 2,000 companies, and is representative of the market structure of 47 developed and emerging market countries in North and South America, Europe, Africa, and the Pacific Rim, excluding securities of United States' issuers.

(5) The comparative benchmark returns include interest and dividend income but do not include taxes, potential transaction costs or management fees.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Trust Class, Class A and Class C Shares of the Funds. The Funds offer Trust Class, Class A and Class C Shares only to investment professionals and financial institutions investing for their own or their customers' accounts.

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Adviser for more information.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") and Hancock Bank are open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve Wire on days when either the NYSE or the Federal Reserve is closed.

Each Fund reserves the right to reject any specific purchase order or request to exchange Fund shares. In such cases where a Fund rejects an exchange request, such request will be processed by the Fund as a redemption request. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after a Fund receives your purchase order in proper form plus, in the case of Class A Shares, the applicable front-end sales charge. "Proper form" means that a Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Funds investing in such securities may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may buy or sell shares of the Funds through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Funds. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Funds on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund. In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Funds' Board. Pursuant to the policies adopted by, and under the ultimate supervision of the Funds' Board, these methods are implemented through the Fund's Fair Value Committee, members of which are appointed by the Board. The Funds' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by a Fund, a Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value a Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the United States, or other relevant information as related to the securities.

Although the Funds (except for the Strategic Income Bond Fund and the Diversified International Fund) invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, the Strategic Income Bond Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Strategic Income Bond Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

SYSTEMATIC INVESTMENT PLAN (CLASS A AND CLASS C SHARES ONLY)

If you have a checking or savings account with a bank, you may purchase Class A and Class C Shares automatically through regular deductions from your account in amounts of at least $100 per month.

SALES CHARGES

FRONT-END SALES CHARGES -- CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales charge. The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

------------------------------------ ------------------------------------ ------------------- -------------------
                                                                           YOUR SALES CHARGE   YOUR SALES CHARGE
                                                                          AS A PERCENTAGE OF  AS A PERCENTAGE OF
 FUND                                IF YOUR INVESTMENT IS:                 OFFERING PRICE     YOUR NET INVESTMENT
------------------------------------ ------------------------------------ ------------------- -------------------
STRATEGIC INCOME BOND FUND           LESS THAN $50,000                            4.00%               4.17%
                                     $50,000 BUT LESS THAN $100,000               3.25%               3.36%
                                     $100,000 BUT LESS THAN $250,000              2.50%               2.56%
                                     $250,000 BUT LESS THAN $500,000              1.75%               1.78%
                                     $500,000 BUT LESS THAN $1,000,000            1.50%               1.52%
                                     $1,000,000 AND OVER                          0.00%               0.00%
------------------------------------ ------------------------------------ ------------------- -------------------
VALUE FUND                           LESS THAN $50,000                            5.25%               5.54%
GROWTH FUND                          $50,000 BUT LESS THAN $100,000               4.50%               4.71%
DIVERSIFIED INTERNATIONAL FUND       $100,000 BUT LESS THAN $250,000              3.50%               3.63%
QUANTITATIVE LONG/SHORT FUND         $250,000 BUT LESS THAN $500,000              2.50%               2.56%
BURKENROAD FUND                      $500,000 BUT LESS THAN $1,000,000            2.00%               2.04%
                                     $1,000,000 AND OVER                          0.00%               0.00%
------------------------------------ ------------------------------------ ------------------- -------------------

You may qualify for a reduced sales charge or a sales charge waiver. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in personal or retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. The Funds or your financial intermediary may request documentation from you in order to verify your eligibility for a breakpoint discount. This information may include account statements and records regarding Fund shares held at all financial intermediaries by you and members of your immediate family. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced.

WAIVER OF FRONT-END SALES CHARGE -- CLASS A SHARES

Certain investors may be eligible for a waiver of the front-end sales charge due to the nature of the investors and/or the reduced sales efforts necessary to obtain their investments. The front-end sales charge will be waived on Class A Shares purchased:

o   through reinvestment of dividends and distributions;

o   through a H.I.S., Inc. investment advisory account;

o by persons repurchasing shares they redeemed within the last 30 days (see "Repurchase of Class A Shares");

o by directors, employees and retirees of Hancock Bank and its affiliates, and two generations of their respective ascendants, descendants, siblings and spouses;

o   by Trustees and officers of The Advisors' Inner Circle Fund II; and

o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 30 days of your redemption. In addition, you must notify your investment professional or institution when you send in your purchase order that you are repurchasing shares. Consult your tax advisor regarding special rules that may apply if you recognize a loss on your original redemption.

REDUCED SALES CHARGES -- CLASS A SHARES

RIGHT OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares of all the Hancock Horizon Funds you already own to the amount that you are currently purchasing. The value of your current purchases will be combined with the current value of Class A Shares of all other Hancock Horizon Funds you purchased previously that are currently held for: (i) your account; (ii) your spouse's account; (iii) a joint account with your spouse; or (iv) your minor children's trust or custodial accounts. A trust purchasing shares for the same trust account, trust or estate also may use this right of accumulation. The Funds will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask for the reduction at the time of purchase. You must provide the Funds with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Funds may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares of one or more Hancock Horizon Funds at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of one or more Hancock Horizon Funds over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Funds to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Funds will combine purchases of Class A Shares (that are subject to a sales charge) of all Hancock Horizon Funds made on the same day by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the distributor from any sales charge it receives or from any other source available to it. Under any such program, the distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include merchandise, travel expenses, prizes, meals, lodgings, and gifts that do not exceed $100 per year, per individual.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $100,000 or more of your shares, send your sale proceeds to a third-party or close an account with a value over $100,000, please notify the Funds in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). Additionally, a signature guaranteed letter from you is required if your account registration has changed in the previous 30 days, if funds are being sent to an address other than the address of record, or if the check is made payable to someone other than the account holder.

The sale price of each share will be the NAV next determined after the Funds receive your request.

SYSTEMATIC WITHDRAWAL PLAN (CLASS A AND CLASS C SHARES ONLY)

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, a Fund will send your sale proceeds within seven Business Days after the Fund receives your request. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE ("ACH"), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED, WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE.

REDEMPTIONS IN-KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise or for the protection of the Funds' remaining shareholders the Funds may pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimums are:

------------------------------------------- -----------------------------------
CLASS                                                 DOLLAR AMOUNT
------------------------------------------- -----------------------------------
Class A Shares                                            $1,000
------------------------------------------- -----------------------------------
Class C Shares                                            $1,000
------------------------------------------- -----------------------------------
Trust Class Shares                                        $1,000
------------------------------------------- -----------------------------------

A Fund will generally provide at least 60 days' written notice to allow you sufficient time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or as otherwise permitted by the U.S. Securities and Exchange Commission (the "SEC"). More information about this is in the Funds' SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange shares on any Business Day through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 30 days' notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Each Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TRUST CLASS SHARES

You may exchange Trust Class Shares of any Hancock Horizon Fund for Trust Class Shares of any other Hancock Horizon Fund.

CLASS A SHARES

You may exchange Class A Shares of any Hancock Horizon Fund for Class A Shares of any other Hancock Horizon Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (E.G., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

CLASS C SHARES

You may exchange Class C Shares of any Hancock Horizon Fund for Class C Shares of any other Hancock Horizon Fund.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

Each Fund offering Class C Shares has adopted a distribution plan that allows Class C Shares of the Fund to pay distribution and service fees for the sale and distribution of shares, and for services provided to Class C shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution fees for Class C Shares, as a maximum annual percentage of average daily net assets, are 0.75%.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, because the Diversified International Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities.

In addition, because the Quantitative Long/Short and Burkenroad Funds invests in small cap securities which often trade in lower volumes may be less liquid, the Fund may be more susceptible to the risks posed by frequent trading because frequent transactions in the Funds' shares may have a greater impact on the market prices of these types of securities.

In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that a Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of their Fund's shares if the price of the Fund's foreign securities do not reflect their fair value. Although a Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how a Fund uses fair value pricing, see "How the Fund Calculates NAV".

The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include the following:

     o Shareholders are restricted from making more than 1 "round trip" into or out of a Fund per quarter. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

Each Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in a Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company of Act 1940, as amended, the Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Funds', or in certain instances, the financial intermediary's, market-timing policy; (2) furnish the Funds, upon their request, with information regarding customer trading activities in shares of the Funds; and
(3) enforce the Funds', or in certain instances, the financial intermediary's, market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds' shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

SHAREHOLDER SERVICING ARRANGEMENTS

The Funds may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Funds generally pay financial intermediaries a fee that is based on the assets of the Funds that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Funds, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

The Funds, with respect to Class A and Class C Shares, have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on a Fund's Class A and Class C Shares' average daily net assets. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by a Fund, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments may be in addition to any Rule 12b-1 fees and/or shareholder servicing payments that are reflected in the fee table section of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (E.G., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with "shelf space," placing it on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" in the Funds' SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares and distributes its net investment income, if any, as follows:

      ------------------------------------ -------------------------------
      Strategic Income Bond Fund           Monthly
      ------------------------------------ -------------------------------
      Value Fund                           Quarterly
      ------------------------------------ -------------------------------
      Growth Fund                          Annually
      ------------------------------------ -------------------------------
      Diversified International Fund       Annually
      ------------------------------------ -------------------------------
      Quantitative Long/Short Fund         Annually
      ------------------------------------ -------------------------------
      Burkenroad Fund                      Annually
      ------------------------------------ -------------------------------

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds, or your investment professional or institution, in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. Each Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Fund. Distributions you receive from a Fund may be taxable whether or not you reinvest them.

Under the provisions of recently enacted tax legislation, some or all of the distributions from a mutual fund may be treated as "qualified dividend income," taxable to individuals at the maximum federal tax rate of 15% (lower rates apply to individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations. Under current law, the lower tax rates applicable to qualified dividend income will not apply in taxable years beginning after December 31, 2010. The Funds will notify you as to how much of your distributions, if any, will qualify for the reduced tax rate. Because the Strategic Income Bond Fund does not expect to receive dividend income, you should not expect to receive any distributions that qualify as qualified dividend income from this Fund. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of a Fund's shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer. Because the Diversified International Fund invests is foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. The Fund may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

The Strategic Income Bond Fund intends to distribute primarily ordinary income that will not qualify as qualified dividend income. A portion of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Trust Class Shares, Class A Shares and Class C Shares of the Strategic Income Bond Fund, Value Fund, Growth Fund, Diversified International Fund and Quantitative Long/Short Fund and Class A Shares of the Burkenroad Fund. This information is intended to help you understand each Fund's financial performance for the past five fiscal years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Funds, assuming you reinvested all of your dividends and distributions. The information provided below for the fiscal years ended January 31, 2006, 2007, 2008, 2009 and 2010 has been derived from the Funds' financial statements, which have been audited by Ernst & Young LLP, independent registered public accounting firm of the Funds. The financial statements and the unqualified opinion of Ernst & Young LLP are included in the 2010 Annual Report of the Funds, which is available upon request by calling the Funds at 1-800-990-2434.

For a Share Outstanding Throughout Each Year
For the Years Ended January 31,
------------------------------------------------------------------------------------------------------------------------------------
         Net                   Net Realized                                                                    Net            Net
        Asset                      and           Total     Dividends   Distributions    Total                 Asset          Assets
        Value,       Net        Unrealized       from       from Net     from Net     Dividends               Value,          End
      Beginning   Investment   Gain (Losses)   Investment  Investment    Realized       and      Redemption   End    Total  of year
       Of Year     Income(1)  on Investments   Operations   Income        Gains     Distributions   Fees    of Year Return(2) (000)
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND
TRUST CLASS SHARES
2010     $xx         $xx          $xx           $xx           $xx         $xx          $xx           $xx       $xx      xx%    $xx
2009    15.74        0.64        (0.35)         0.29         (0.64)      (0.07)       (0.71)          --      15.32    1.94   76,917
2008    15.09        0.64         0.65          1.29         (0.64)         --        (0.64)          --      15.74    8.76   94,135
2007    15.12        0.62        (0.03)         0.59         (0.62)         --        (0.62)          --      15.09    4.00   87,835
2006    15.52        0.55        (0.40)         0.15         (0.55)         --        (0.55)          --      15.12    1.02   77,340
CLASS A SHARES
2010     $xx         $xx          $xx           $xx           $xx         $xx          $xx           $xx       $xx      xx%    $xx
2009    15.71        0.60        (0.34)         0.26         (0.60)      (0.07)       (0.67)          --      15.30    1.76  $23,610
2008    15.07        0.60         0.64          1.24         (0.60)         --        (0.60)          --      15.71    8.43   24,436
2007    15.10        0.58        (0.03)         0.55         (0.58)         --        (0.58)          --      15.07    3.75   16,977
2006    15.50        0.52        (0.40)         0.12         (0.52)         --        (0.52)          --      15.10    0.77   12,656
CLASS C SHARES
2010     $xx         $xx          $xx           $xx           $xx         $xx          $xx           $xx       $xx      xx%      $xx
2009    15.80        0.49        (0.36)         0.13         (0.49)      (0.07)       (0.56)          --      15.37    0.89      290
2008    15.15        0.49         0.65          1.14         (0.49)         --        (0.49)          --      15.80    7.65      119
2007    15.14        0.47         0.01          0.48         (0.47)         --        (0.47)          --      15.15    3.23      112
2006    15.54        0.40        (0.40)           --         (0.40)         --        (0.40)          --      15.14    0.01      129


                    Ratio of      Ratio
                    Expenses      of Net
        Ratio of   to Average   Investment
        Expenses   Net Assets     Income       Portfolio
       to Average  (Excluding   to Average     Turnover
       Net Assets   Waivers)    Net Assets       Rate
--------------------------------------------------------

STRATEGIC INCOME BOND FUND
TRUST CLASS SHARES
2010      xx%         xx%          xx%            xx%
2009     0.75        0.85         4.15            32
2008     0.75        0.84         4.19            14
2007     0.75        0.89         4.12            19
2006     0.75        0.91         3.60            18
CLASS A SHARES
2010      xx%         xx%          xx%            xx%
2009     1.00        1.11         3.91            32
2008     1.00        1.09         3.94            14
2007     1.00        1.14         3.88            19
2006     1.00        1.16         3.37            18
CLASS C SHARES
2010      xx%         xx%          xx%            xx%
2009     1.75        1.86         3.20            32
2008     1.75        1.84         3.19            14
2007     1.75        1.89         3.12            19
2006     1.75        1.91         2.61            18


(1)  Per share data calculated using average shares method.

(2)  Total return excludes applicable sales charges.

Amounts designated as "--" are either $0 or have been rounded to $0.

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE YEARS ENDED JANUARY 31,
------------------------------------------------------------------------------------------------------------------------------------

         Net                  Net Realized                                                                  Net              Net
        Asset                    and          Total     Dividends  Distributions   Total                   Asset           Assets
        Value,      Net       Unrealized      from      from Net     from Net     Dividends                Value,           End
      Beginning  Investment  Gain (Losses)  Investment Investment    Realized      and        Redemption    End    Total   of year
       Of Year     Loss(1)  on Investments  Operations   Income        Gains    Distributions    Fees     of Year Return(2) (000)
-----------------------------------------------------------------------------------------------------------------------------------
VALUE FUND
TRUST CLASS SHARES
2010     $xx       $xx         $xx           $xx          $xx         $xx          $xx         $xx         $xx      xx%       $xx
2009    23.44      0.27       (7.99)        (7.72)       (0.27)      (0.08)       (0.35)        --        15.37   (33.21)%  $65,358
2008    26.12      0.25       (0.38)        (0.13)       (0.24)      (2.31)       (2.55)        --        23.44    (1.31)    84,322
2007    24.37      0.26        3.32          3.58        (0.24)      (1.59)       (1.83)        --        26.12    14.83     80,965
2006    22.51      0.28        3.58          3.86        (0.28)      (1.72)       (2.00)        --        24.37    17.52     68,633
CLASS A SHARES
2010     $xx       $xx         $xx           $xx          $xx         $xx          $xx         $xx         $xx      xx%        $xx
2009    23.36      0.22       (7.97)        (7.75)       (0.22)      (0.08)       (0.30)        --        15.31   (33.41)    46,305
2008    26.04      0.18       (0.37)        (0.19)       (0.18)      (2.31)       (2.49)        --        23.36    (1.54)    63,371
2007    24.31      0.20        3.30          3.50        (0.18)      (1.59)       (1.77)        --        26.04    14.52     55,007
2006    22.46      0.21        3.58          3.79        (0.22)      (1.72)       (1.94)        --        24.31    17.24     34,985
CLASS C SHARES
2010     $xx       $xx          $xx          $xx          $xx         $xx          $xx         $xx         $xx      xx%        $xx
2009    22.92      0.06       (7.80)        (7.74)       (0.08)      (0.08)       (0.16)        --        15.02   (33.85)     3,894
2008    25.60     (0.03)      (0.33)        (0.36)       (0.01)      (2.31)       (2.32)        --        22.92    (2.19)     5,169
2007    23.95      0.01        3.26          3.27        (0.03)      (1.59)       (1.62)        --        25.60    13.72      1,163
2006    22.18      0.04        3.53          3.57        (0.08)      (1.72)       (1.80)        --        23.95    16.37        754

[RESTUBBED}

                                 Ratio
                    Ratio of    of Net
                   Expenses    Investment
        Ratio of   to Average   Income
        Expenses   Net Assets  (Loss)       Portfolio
       to Average  (Excluding  to Average    Turnover
       Net Assets   Waivers)   Net Assets     Rate
-----------------------------------------------------
VALUE FUND
TRUST CLASS SHARES
2010      xx%         xx%          xx%            xx%
2009     1.04        1.04         1.31            65
2008     1.03        1.03         0.91            60
2007     1.08        1.08         1.02            64
2006     1.09        1.09         1.18            77
CLASS A SHARES
2010      xx%         xx%          xx%            xx%
2009     1.29        1.29         1.06            65
2008     1.28        1.28         0.66            60
2007     1.33        1.33         0.77            64
2006     1.34        1.34         0.88            77
CLASS C SHARES
2010      xx%         xx%          xx%            xx%
2009     2.04        2.04         0.31            65
2008     2.03        2.03        (0.11)           60
2007     2.08        2.08         0.03            64
2006     2.09        2.09         0.17            77

(1)  Per share data calculated using average shares method.

(2)  Total return excludes applicable sales charges.

Amounts designated as "--" are either $0 or have been rounded to $0.

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE YEARS ENDED JANUARY 31,
------------------------------------------------------------------------------------------------------------------------------------
         Net                  Net Realized                                                                  Net               Net
        Asset                    and          Total     Dividends  Distributions   Total                   Asset             Assets
        Value,      Net       Unrealized      from      from Net     from Net     Dividends                Value,             End
      Beginning  Investment  Gain (Losses)  Investment Investment    Realized       and        Redemption   End    Total    of year
       Of Year     Loss(1)  on Investments  Operations   Income        Gains    Distributions     Fees    of Year Return(2)  (000)
------------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
TRUST CLASS SHARES
2010     $xx         $xx       $xx           $xx           $xx        $xx           $xx         $xx        $xx      xx%       $xx
2009    17.31       (0.02)    (6.90)        (6.92)          --          --           --          --       10.39   (39.98)%  $35,730
2008    18.11       (0.05)    (0.36)        (0.41)          --       (0.39)       (0.39)         --       17.31    (2.49)    53,028
2007    20.13       (0.05)     0.44          0.39           --       (2.41)       (2.41)         --       18.11     2.07     51,654
2006    16.52       (0.08)     3.86          3.78           --       (0.17)       (0.17)         --       20.13    22.95     47,375
CLASS A SHARES
2010     $xx         $xx       $xx           $xx           $xx        $xx           $xx         $xx        $xx      xx%       $xx
2009    17.00       (0.06)    (6.76)        (6.82)          --          --           --          --       10.18   (40.12)    18,918
2008    17.83       (0.10)    (0.34)        (0.44)          --       (0.39)       (0.39)         --       17.00    (2.69)    37,852
2007    19.91       (0.10)     0.43          0.33           --       (2.41)       (2.41)         --       17.83     1.78     35,347
2006    16.38       (0.12)     3.82          3.70           --       (0.17)       (0.17)         --       19.91    22.66     28,376
CLASS C SHARES
2010     $xx         $xx       $xx           $xx           $xx        $xx           $xx         $xx        $xx      xx%        $xx
2009    16.02       (0.15)    (6.35)        (6.50)          --          --           --          --        9.52   (40.57)       333
2008    16.95       (0.23)    (0.31)        (0.54)          --       (0.39)       (0.39)         --       16.02    (3.43)       363
2007    19.18       (0.23)     0.41          0.18           --       (2.41)       (2.41)         --       16.95     1.06        458
2006    15.91       (0.25)     3.69          3.44           --       (0.17)       (0.17)         --       19.18    21.69        546

                                 Ratio
                    Ratio of    of Net
                   Expenses    Investment
        Ratio of   to Average   Income
        Expenses   Net Assets  (Loss)       Portfolio
       to Average  (Excluding  to Average    Turnover
       Net Assets   Waivers)   Net Assets     Rate
-----------------------------------------------------
GROWTH FUND
TRUST CLASS SHARES

2010      xx%         xx%       xx%            xx%
2009     1.08        1.08     (0.13)           84
2008     1.06        1.06     (0.28)           60
2007     1.10        1.10     (0.28)           94
2006     1.10        1.12     (0.42)           67
CLASS A SHARES
2010      xx%         xx%       xx%            xx%
2009     1.32        1.32     (0.39)           84
2008     1.31        1.31     (0.53)           60
2007     1.35        1.35     (0.53)           94
2006     1.35        1.37     (0.68)           67
CLASS C SHARES
2010      xx%         xx%       xx%            xx%
2009     2.08        2.08     (1.14)           84
2008     2.06        2.06     (1.28)           60
2007     2.10        2.10     (1.28)           94
2006     2.10        2.12     (1.42)           67

(1)  Per share data calculated using average shares method.

(2)  Total return excludes applicable sales charges.

Amounts designated as "--" are either $0 or have been rounded to $0.

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE YEARS ENDED JANUARY 31,
----------------------------------------------------------------------------------------------------------------------------------
            Net                   Net Realized                                                  Net                       Net
           Asset         Net          and           Total       Dividends       Total          Asset                     Assets
           Value,    Investment    Unrealized       from        from Net      Dividends        Value,                     End
         Beginning     Income     Gain (Losses)   Investment   Investment       and             End         Total       of year
          Of Year      Loss(1)    on Investments  Operations     Income     Distributions     of Year      Return(3)     (000)
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED INTERNATIONAL FUND
TRUST CLASS SHARES
2010      $xx            $xx          $xx            $xx         $xx          $xx                $xx           xx%        $xx
2009(2)   15.00          0.02        (4.60)         (4.58)       (0.04)      (0.04)             10.38        (30.53)     12,925
CLASS A SHARES
2010      $xx            $xx          $xx            $xx         $xx          $xx                $xx           xx%        $xx
2009(2)   15.00           --         (4.58)         (4.58)       (0.04)      (0.04)             10.38        (30.57)     1,753
CLASS C SHARES
2010      $xx            $xx          $xx            $xx         $xx          $xx                $xx           xx%        $xx
2009(2)   15.00         (0.02)       (4.59)         (4.61)       (0.02)      (0.02)             10.37        (30.77)         1


                                        Ratio
                         Ratio of       of Net
                        Expenses      Investment
           Ratio of     to Average      Income
           Expenses     Net Assets     (Loss)        Portfolio
          to Average    (Excluding    to Average     Turnover
          Net Assets     Waivers)     Net Assets      Rate
---------------------------------------------------------------
DIVERSIFIED INTERNATIONAL FUND
TRUST CLASS SHARES
2010         xx%           xx%           xx%               xx%
2009(2)     1.50          2.36          0.45               2
CLASS A SHARES
2010         xx%           xx%           xx%               xx%
2009(2)     1.75          2.74          0.11               2
CLASS C SHARES
2010         xx%           xx%           xx%               xx%
2009(2)     2.50          3.36         (0.62)               2


(1)  Per share data calculated using average shares method.
(2) Commenced operations on September 30, 2008. Ratios for the period have been annualized.
(3) Total return excludes applicable sales charges and is for the period indicated and has not been annualized.

     Amounts designated as "--" are either $0 or have been rounded to $0.

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE YEARS ENDED JANUARY 31,
----------------------------------------------------------------------------------------------------------------------------------
            Net                   Net Realized                                                  Net                       Net
           Asset         Net          and           Total       Dividends       Total          Asset                     Assets
           Value,    Investment    Unrealized       from        from Net      Dividends        Value,                     End
         Beginning     Income     Gain (Losses)   Investment   Investment       and             End         Total       of year
          Of Year      Loss(1)    on Investments  Operations     Income     Distributions     of Year      Return(3)     (000)
----------------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE LONG/SHORT FUND
TRUST CLASS SHARES
2010      $xx         $xx            $xx           $xx           $xx          $xx              $xx           xx%           $xx
2009(2)   15.00         --          (3.66)         (3.66)       (0.01)       (0.01)            11.33       (24.43)        12,881
CLASS A SHARES
2010      $xx         $xx            $xx           $xx           $xx          $xx              $xx           xx%           $xx
2009(2)   15.00      (0.01)         (3.66)         (3.67)         --           --              11.33       (24.47)         1,942
CLASS C SHARES
2010      $xx         $xx            $xx           $xx           $xx          $xx              $xx           xx%           $xx
2009(2)   15.00      (0.04)         (3.67)         (3.71)         --           --              11.29       (24.73)             1


                          Ratio of
                          Expenses                    Ratio
                         to Average     Ratio of      of Net
                         Net Assets     Expenses    Investment
           Ratio of      (Excluding    to Average     Income
           Expenses       Dividends    Net Assets     (Loss)        Portfolio
          to Average    and Interest   (Excluding    to Average     Turnover
          Net Assets      Expense)      Waivers)     Net Assets       Rate
------------------------------------------------------------------------------
QUANTITATIVE LONG/SHORT FUND
TRUST CLASS SHARES
2010         xx%             xx%          xx%           xx%            xx%
2009(2)     1.77            1.70         2.29         (0.03)           47
CLASS A SHARES
2010         xx%             xx%          xx%           xx%            xx%
2009(2)     2.02            1.95         2.61         (0.33)           47
CLASS C SHARES
2010         xx%             xx%          xx%           xx%            xx%
2009(2)    2.74             2.67         3.56         (1.08)           47


(1)  Per share data calculated using average shares method.

(2) Commenced operations on September 30, 2008. Ratios for the period have been annualized.

(3) Total return excludes applicable sales charges and is for the period indicated and has not been annualized.

     Amounts designated as "--" are either $0 or have been rounded to $0.

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE YEARS ENDED JANUARY 31,

           Net                   Net Realized                                                         Net                Net
          Asset                     and           Total     Distributions                            Asset              Assets
          Value,      Net        Unrealized       from        from Net                               Value,              End
        Beginning  Investment   Gain (Losses)   Investment    Realized      Total      Redemption     End      Total    of year
         Of Year     Loss(1)   on Investments   Operations     Gains    Distributions     Fees      of Year   Return(2)  (000)
--------------------------------------------------------------------------------------------------------------------------------
BURKENROAD FUND
CLASS A SHARES
2010       $xx        $xx         $xx              $xx          $xx         $xx          $xx         $xx        xx%        $xx
2009      29.61      (0.12)      (7.68)           (7.80)       (0.40)      (0.40)        0.01        21.42    (26.36)     23,033
2008      31.32      (0.12)      (1.15)           (1.27)       (0.44)      (0.44)          --        29.61     (4.14)     19,579
2007      29.30      (0.10)       2.12             2.02           --          --           --        31.32      6.89      18,987
2006      24.97      (0.08)       4.41             4.33           --          --           --        29.30     17.34      13,376



                         Ratio of
                         Expenses         Ratio
                        to Average        of Net
           Ratio of     Net Assets      Investment
           Expenses     (Excluding         Loss        Portfolio
          to Average   Waivers and/or   to Average      Turnover
          Net Assets   Reimbursements   Net Assets        Rate
-------------------------------------------------------------------
BURKENROAD FUND
CLASS A SHARES
2010        xx%            xx%             xx%            xx%
2009       1.40           1.64           (0.42)           87
2008       1.40           1.62           (0.38)           42
2007       1.40           1.71           (0.34)           22
2006       1.40           1.82           (0.33)           32

(1)  Per share data is calculated using average shares method.

(2)  Total return excludes applicable sales charge.

     Amounts designated as "--" are either $0 or have been rounded to $0.

                                 PRIVACY NOTICE

The Funds recognize and respect the privacy concerns of their customers. The Funds collect nonpublic personal information about you in the course of doing business with shareholders and investors. "Nonpublic personal information" is personally identifiable financial information about you. For example, it includes information regarding your social security number, account balance, bank account information and purchase and redemption history.

The Funds collect this information from the following sources:

o  Information we receive from you on applications or other forms;

o Information about your transactions with us and our service providers, or others;

o Information we receive from consumer reporting agencies (including credit bureaus).

What information the Funds disclose and to whom the Funds disclose information.

The Funds only disclose nonpublic personal information the Funds collect about shareholders as permitted by law. For example, the Funds may disclose nonpublic personal information about shareholders:

o To government entities, in response to subpoenas or to comply with laws or regulations.

o When you, the customer, direct the Funds to do so or consent to the disclosure.

o To companies that perform necessary services for the Funds, such as shareholder servicing centers that the Funds use to process your transactions or maintain your account.

o  To protect against fraud, or to collect unpaid debts.

INFORMATION ABOUT FORMER CUSTOMERS.

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices described in this notice.

How the Funds safeguard information.

The Funds conduct their business affairs through trustees, officers and third parties that provide services pursuant to agreements with the Funds (for example, the service providers described above). We restrict access to your personal and account information to those persons who need to know that information in order to provide services to you. The Funds or their service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

CUSTOMERS OF OTHER FINANCIAL INSTITUTIONS.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information will be shared with non-affiliated third parties by that entity.

                         HANCOCK HORIZON FAMILY OF FUNDS


INVESTMENT ADVISER

Horizon Advisers
One Hancock Plaza, 3rd Floor
P.O. Box 4019
Gulfport, Mississippi 39502

INVESTMENT SUB-ADVISER
EARNEST Partners, LLC
1180 Peachtree Street
Suite 2300
Atlanta, Georgia 30309

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about each Fund is available, without charge, through the following:

STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")

The SAI dated May 31, 2010 includes detailed information about the Hancock Horizon Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Funds' holdings and detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-990-2434

BY MAIL:  Write to us at:
Hancock Horizon Funds
2600 Citiplace Drive, Suite 100
Baton Rouge, Louisiana 70808

BY INTERNET:  WWW.HANCOCKHORIZONFUNDS.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV.

The Advisors' Inner Circle Fund II's Investment Company Act registration number is 811-07102.

                                                                 HHF-PS-001-0300

                         HANCOCK HORIZON FAMILY OF FUNDS

                                   PROSPECTUS
                                  MAY 31, 2010

                                 BURKENROAD FUND

                                 CLASS D SHARES

                                   ADVISED BY
                                HORIZON ADVISERS
                  (AN UNINCORPORATED DIVISION OF HANCOCK BANK)

   THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                       THE ADVISORS' INNER CIRCLE FUND II

                              ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                    PAGE
     FUND SUMMARY...................................................XX
         INVESTMENT OBJECTIVE.......................................XX
         FUND FEES AND EXPENSES.....................................XX
         PRINCIPAL INVESTMENT STRATEGY..............................XX
         PRINCIPAL RISKS............................................XX
         PERFORMANCE INFORMATION....................................XX
         INVESTMENT ADVISER.........................................XX
         PORTFOLIO MANAGERS.........................................XX
         PURCHASE AND SALE OF FUND SHARES...........................XX
         TAX INFORMATION............................................XX
         PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL
                  INTERMEDIARIES....................................XX
     MORE INFORMATION ABOUT FUND INVESTMENTS........................XX
     MORE INFORMATION ABOUT RISK....................................XX
     INFORMATION ABOUT PORTFOLIO HOLDINGS...........................XX
     INVESTMENT ADVISER ............................................XX
     PORTFOLIO MANAGERS.............................................XX
     PURCHASING AND SELLING FUND SHARES.............................XX
     OTHER POLICIES.................................................XX
     DISTRIBUTION OF FUND SHARES....................................XX
     SHAREHOLDER SERVICING ARRANGEMENTS.............................XX
     PAYMENTS TO FINANCIAL INTERMEDIARIES...........................XX
     DIVIDENDS AND DISTRIBUTIONS....................................XX
     TAXES..........................................................XX
     FINANCIAL HIGHLIGHTS...........................................XX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         HANCOCK HORIZON FAMILY OF FUNDS....................Back Cover

BURKENROAD FUND

INVESTMENT OBJECTIVE

The Burkenroad Fund (the "Fund" or "Burkenroad Fund") seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class D Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

---------------------------------------------------- ------------------------
                                                          CLASS D SHARES
---------------------------------------------------- ------------------------
Management Fees                                              0.95%
---------------------------------------------------- ------------------------
Distribution (12b-1) Fees                                    0.25%
---------------------------------------------------- ------------------------
Other Expenses(1)                                              XX%
                                                               ---
---------------------------------------------------- ------------------------
Acquired Fund Fees and Expenses                                xx%
---------------------------------------------------- ------------------------
Total Annual Fund Operating Expenses(2)                        xx%
---------------------------------------------------- ------------------------
Less Fee Reductions and/or Expense Reimbursements             (XX%)
                                                             -----
---------------------------------------------------- ------------------------
Total Annual Fund Operating Expenses After Fee                 xx%
Reductions and/or Expense Reimbursements(2,3)
---------------------------------------------------- ------------------------

(1)  Other Expenses include shareholder service fees.
(2) The Total Annual Operating Expenses in this fee table, before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights"
     section in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, and not acquired fund fees and expenses.
(3) Horizon Advisers (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.65% of the Fund's Class D Shares' average daily net assets until May 31, 2011. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.65% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated by: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period. Net operating expenses shown include xx% of Acquired Fund Fees and Expenses.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return each year and that, except for the first year, the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------- ----------------- ------------------ ------------------
      1 YEAR                3 YEARS            5 YEARS           10 YEARS
--------------------- ----------------- ------------------ ------------------
        $xx                 $xx                  $xx                $xx
--------------------- ----------------- ------------------ ------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks capital appreciation by investing primarily (at least 80% of its net assets) in common stocks and other equity securities. The Fund focuses on stocks of companies with small capitalizations (less than $2 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas. The Adviser intends to utilize Tulane University's Burkenroad Reports as a primary source of investment research, but also employs its own fundamental research and quantitative analysis in its investment decision making. The BURKENROAD REPORTS (the "Reports") is an educational program on investment research in which selected students at Tulane University's A.B. Freeman School of Business participate. The program is designed to teach the students how to produce objective investment research by studying publicly-held companies located in the Deep South. The Reports focus on companies that traditionally have not been followed by Wall Street analysts. The Reports are based on publicly available reports, company visits and meetings with top management.

The Adviser independently verifies the information contained within the Reports and considers, but does not rely exclusively on, the Reports in making investment decisions for the Fund. The Fund will regularly invest in companies other than those covered by the Burkenroad Reports, and may not own shares of all of the companies covered by the Reports. The Fund and Horizon Advisers are NOT affiliated with Tulane University or the A.B. Freeman School of Business. Hancock Bank licenses the name "Burkenroad" from Tulane University. Neither Tulane University, the A.B. Freeman School of Business nor the students, faculty and staff of Tulane University have any involvement in the investment decisions, management or operations of the Fund.

In selecting securities, the Adviser primarily considers sales and expense trends, market position, historic and expected earnings and dividends. The Adviser will diversify the Fund's securities across industry sectors. The Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in the security's prospects or better investment opportunities become available.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. The Fund is also subject to the risk that the Adviser's particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

The Fund's concentration of investments in securities of companies located or doing business in Alabama, Louisiana, Mississippi, Florida, Georgia and Texas subjects the Fund to economic conditions and government policies within those states. As a result, the Fund will be more susceptible to factors that adversely affect companies located or doing business in those states than a mutual fund that does not have as great a concentration in those states.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Class D Shares' performance from year to year and by showing how the Fund's Class D Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at WWW.HANCOCKHORIZONFUNDS.COM.

              ------------------- ----------------
              2002                    (0.79)%
              ------------------- ----------------
              2003                    34.64%
              ------------------- ----------------
              2004                    24.37%
              ------------------- ----------------
              2005                     6.30%
              ------------------- ----------------
              2006                    16.65%
              ------------------- ----------------
              2007                     2.73%
              ------------------- ----------------
              2008                   (25.13)%
              ------------------- ----------------
              2009                      xx%
              ------------------- ----------------


  --------------------------- --------------------------
         BEST QUARTER               WORST QUARTER
  --------------------------- --------------------------
             XX%                         XX%
  --------------------------- --------------------------
          (XX/XX/XX)                 (XX/XX/XX)
  --------------------------- --------------------------

     The performance information shown above is based on a calendar year. The Fund's performance from 1/1/10 to 3/31/10 was xx%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

----------------------------------------------------------------------------- ------------ ------------ -----------------------
                                                                                                            SINCE INCEPTION
BURKENROAD FUND - CLASS D SHARES                                                 1 YEAR       5 YEARS     (DECEMBER 31, 2001)
----------------------------------------------------------------------------- ------------ ------------ -----------------------
FUND RETURNS BEFORE TAXES                                                         xx%          xx%               xx%
----------------------------------------------------------------------------- ------------ ------------ -----------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                         xx%          xx%               xx%
----------------------------------------------------------------------------- ------------ ------------ -----------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES                 xx%          xx%               xx%
----------------------------------------------------------------------------- ------------ ------------ -----------------------
RUSSELL 2000(R) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)        xx%          xx%               xx%
----------------------------------------------------------------------------- ------------ ------------ -----------------------
LIPPER(R) SMALL-CAP VALUE FUNDS CLASSIFICATION                                    xx%          xx%               xx%
----------------------------------------------------------------------------- ------------ ------------ -----------------------

INVESTMENT ADVISER

Horizon Advisers serves as investment adviser to the Fund.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals, each of whom is jointly and primarily responsible for the day-to-day management of the Fund.

John Portwood, CFA, Director of Trust Investments and Chief Investment Strategist, joined the Adviser in 1998 and has served on the portfolio team for the Fund since inception.

David Lundgren Jr., CFA, Director of Equities and Research, joined the Adviser in 1998 and has served on the portfolio team for the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

To purchase Class D Shares of the Fund for the first time, you must invest at least $1,000. Subsequent investments in the Fund must be made in amounts of at least $500. The Fund may accept investments of smaller amounts in its sole discretion.

If you own your shares directly, you may sell your shares on any day that the New York Stock Exchange is open for business by contacting the Fund directly by mail (Hancock Horizon Fund-Transfer Agent: 2600 Citiplace Drive, Suite 100, Baton Rouge, LA 70808).

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with the Fund's objective. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital appreciation.

The prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the principal investments and strategies described in this prospectus, the Fund may invest in other securities, use other strategies, and engage in other investment practices. These investments and strategies are described in detail in the Fund's Statement of Additional Information ("SAI") (for information on how to obtain a copy of the Fund's SAI see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

MORE INFORMATION ABOUT RISK

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

The value of your investment in the Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK -- Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as investments that attempt to track the price movement of equity indices. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stock holders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Fund's investments as of the end of January would ordinarily be published at the end of February. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. The portfolio information described above can be found on the internet at HTTP://AICFUNDHOLDINGS.COM/HORIZON. The information will generally remain available until replaced by new portfolio holdings information as described above. The Adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. Please consult the Fund's SAI for a full description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

INVESTMENT ADVISER

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Horizon Advisers, an unincorporated division of Hancock Bank, serves as the investment adviser to the Fund. Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of March 31, 2010, the Adviser managed approximately $xx in assets while the Adviser and Hancock Bank managed approximately $xx in assets.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% based on the average daily net assets of the Fund. The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.65% of the Fund's Class D Shares' average daily net assets until May 31, 2011. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and 1.65% to recapture all or a portion of its prior expense reimbursements made during the preceding three-year period during which this agreement was in place. For the fiscal year ended January 31, 2010, the Adviser received advisory fees (after reductions) from the Fund as a percentage of its average daily net assets of xx%.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement is available in the Fund's Semi-Annual Report to Shareholders dated July 31, 2009, which covers the period from February 1, 2009 to July 31, 2009.

PORTFOLIO MANAGERS

John Portwood, CFA, serves as Director of Trust Investments and Chief Investment Strategist of the Adviser and is responsible for overseeing the management of the Fund. He is also responsible for overseeing the management of the Hancock Horizon Strategic Income Bond Fund, Hancock Horizon Value Fund, Hancock Horizon Growth Fund, Hancock Horizon Divsersified International Fund, and Hancock Horizon Quantitative Long/Short Fund which are offered in a separate prospectus. He has more than 38 years of investment experience.

David Lundgren Jr., CFA, serves as Director of Equities and Research of the Adviser and is responsible for the day-to-day management of the Fund. He is also responsible for the management of the Hancock Horizon Growth Fund and the Hancock Horizon Value Fund, which are offered in a separate prospectus. Prior to joining Hancock Bank in 1998, Mr. Lundgren served in a similar capacity for First Commerce Corporation. He has more than 20 years of investment experience.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed and ownership of Fund shares.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and other trust and agency accounts that invest in the Fund. Hancock Bank and its affiliates also may receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also may receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Fund, and for such services is paid an annual fee, payable from the Fund's assets, of 0.03% of the Fund's average daily net assets.

DISTRIBUTION AND SERVICING (12B-1) FEES. To the extent that Class D Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc. ("H.I.S., Inc."), those entities may receive the distribution and servicing fees, payable from the Fund's assets, applicable to that class of shares.

H.I.S., Inc., member Financial Industry Regulatory Authority ("FINRA") and SIPC, is a wholly-owned brokerage subsidiary of Hancock Bank.

TRANSFER AGENCY SERVICES. Hancock Bank serves as the transfer agent and dividend disbursing agent for the Fund. For providing these services, Hancock Bank is paid an annual fee of $20,000 per class for the first ten classes and $17,500 per class for any additional classes.

SHAREHOLDER SERVICING FEES. To the extent that Class D Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including H.I.S., Inc., those entities may receive shareholder servicing fees, payable from the Fund's assets, of up to 0.25% of the Fund's average daily net assets attributable to Class D Shares.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class D Shares of the Fund.

The Fund does not generally accept investments by non-U.S.persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Adviser for more information.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") and Hancock Bank are open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve Wire on days when either the NYSE or the Federal Reserve is closed.

The Fund reserves the right to reject any specific purchase order. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see "Excessive Trading Policies and Procedures."

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). For you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board. Pursuant to the policies adopted by, and under the ultimate supervision of the Fund's Board, these methods are implemented through the Fund's Fair Value Committee, members of which are appointed by the Board. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase Class D Shares automatically through regular deductions from your account in amounts of at least $100 per month.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, requests to sell shares must be made in writing. Such requests should be mailed to:

Hancock Horizon Funds - Transfer Agent
2600 Citiplace Drive - Suite 100
Baton Rouge, LA 70808

Your redemption will be processed the same day it is received in good order by the transfer agent. Please note that under certain circumstances, described below, a written request to sell shares may also require a signature guarantee. Questions related to selling Fund shares should be directed to the transfer agent at 1-800-990-2434.

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $100,000 or more of your shares, send your sale proceeds to a third-party or you are closing an account with a value over $100,000, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). Additionally, a signature guaranteed letter from you is required if your account registration has changed in the previous 30 days, if funds are being sent to an address other than the address of record, or if the check is made payable to someone other than the account holder.

The sale price of each share will be the NAV next determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven Business Days after the Fund receives your request. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE ("ACH"), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED, WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE.

REDEMPTIONS IN-KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise or for the protection of the Fund's remaining shareholders the Fund may pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 you may be required to sell your shares. The Fund will generally provide at least 60 days' written notice to allow you sufficient time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF RIGHT TO SELL SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission (the "SEC"). More information about this is in the Fund's SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategy, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Fund invests in small cap securities which often trade in lower volumes and may be less liquid, the fund may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund's shares may have a greater impact on the market prices of these types of securities.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Board. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include the following:

     o Shareholders are restricted from making more than 1 "round trip" into or out of the Fund per quarter. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur. Purchases made pursuant to a systematic investment plan and redemptions made pursuant to a systematic withdrawal plan are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund's, or in certain instances, the financial intermediary's market-timing policy; (2) furnish the Fund, upon its request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund's, or in certain instances, the financial intermediary's market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, or for institutional investors, certain corporate information, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be received and your order will be processed at the NAV next determined.

The Fund reserves the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase order; (ii) freeze any account and/or suspend account services; or
(iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan that allows Class D Shares of the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution fees for Class D Shares, as a maximum annual percentage of average daily net assets, are 0.25%.

SHAREHOLDER SERVICING ARRANGEMENTS

The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on average daily net assets. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments may be in addition to any Rule 12b-1 fees and/or shareholder servicing payments that are reflected in the fee table section of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (E.G., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" in the Fund's SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and distributes its net investment income, if any, annually. The Fund makes distributions of its net realized capital gains, if any, at least annually. Shareholders on the Fund's record date, will be entitled to receive the distribution.

Dividends and distributions are paid in the form of additional Fund shares unless an election is made to receive payment in cash. To elect cash payment, a shareholder must notify the Fund, or the investment professional or institution, in writing prior to the date of the distribution. The election will be effective for dividends and distributions paid after receipt of written notice. The election can be cancelled by simply sending written notice to the Fund.

TAXES

INVESTORS SHOULD CONSULT A TAX ADVISOR REGARDING SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME taxes. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, at least annually. The dividends and distributions investors receive may be subject to federal, state, and local taxation, depending upon an investor's tax situation. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income rates. Long-term capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have owned your shares. Distributions investors receive from the Fund may be taxable whether or not an investor reinvests them or elects to receive them in cash.

Some or all of the distributions from a mutual fund may be treated as "qualified dividend income," taxable to individuals at the maximum federal tax rate of 15% (lower rates apply to individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations. Under current law, the lower tax rates applicable to qualified dividend income will not apply in taxable years beginning after December 31, 2010. The Fund will notify you as to how much of your distributions, if any, will qualify for the reduced tax rate.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class D Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five fiscal years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

The information provided below for the fiscal years ended January 31, 2006, 2007, 2008, 2009 and 2010 has been derived from the Fund's financial statements, which have been audited by Ernst & Young LLP, independent registered public accounting firm of the Fund. The information for prior periods has been audited by a predecessor independent registered public accounting firm. The financial statements and the unqualified opinion of Ernst & Young LLP are included in the 2010 Annual Report of the Fund, which is available upon request by calling the Fund at 1-800-990-2434.

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE YEARS ENDED JANUARY 31,

                    NET                  NET REALIZED
                   ASSET                      AND          TOTAL    DISTRIBUTIONS
                   VALUE,       NET       UNREALIZED       FROM        FROM NET
                 BEGINNING  INVESTMENT  GAINS (LOSSES)  INVESTMENT     REALIZED        TOTAL      REDEMPTION
                  OF YEAR      LOSS(1)  ON INVESTMENTS  OPERATIONS      GAINS      DISTRIBUTIONS     FEES
------------------------------------------------------------------------------------------------------------
BURKENROAD FUND
CLASS D SHARES
2010              $   xx      $   xx        $   xx       $   xx        $   xx         $   xx        $  xx
2009               29.26       (0.20)        (7.55)       (7.75)        (0.40)         (0.40)        0.01
2008               31.04       (0.20)        (1.14)       (1.34)        (0.44)         (0.44)          --
2007               29.07       (0.17)         2.10         1.93            --             --         0.04
2006               24.82       (0.14)         4.38         4.24            --             --         0.01


                                                            RATIO OF
                                                            EXPENSES
                                                           TO AVERAGE     RATIO OF
                   NET               NET                   NET ASSETS       NET
                  ASSET            ASSETS,   RATIO OF      (EXCLUDING    INVESTMENT
                  VALUE,             END     EXPENSES       WAIVERS         LOSS     PORTFOLIO
                   END     TOTAL   OF YEAR  TO AVERAGE       AND/OR      TO AVERAGE   TURNOVER
               OF PERIOD RETURN(2)  (000)   NET ASSETS  REIMBURSEMENTS)  NET ASSETS     RATE
----------------------------------------------------------------------------------------------
BURKENROAD FUND
CLASS D SHARES
2010              $   xx     xx%    $   xx       xx%           xx%            xx%       xx%
2009               21.12 (26.50)     5,016     1.65          1.88          (0.70)       87
2008               29.26  (4.40)     6,236     1.65          1.87          (0.63)       42
2007               31.04   6.78      7,148     1.65          1.96          (0.58)       22
2006               29.07  17.12      6,151     1.65          2.07          (0.55)       32

(1)  Per share is data calculated using average shares method.

(2)  Total return excludes applicable sales charges.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                 PRIVACY NOTICE

The Fund recognizes and respects the privacy concerns of their customers. The Fund collects nonpublic personal information about you in the course of doing business with shareholders and investors. "Nonpublic personal information" is personally identifiable financial information about you. For example, it includes information regarding your social security number, account balance, bank account information and purchase and redemption history.

The Fund collects this information from the following sources:

o  Information we receive from you on applications or other forms;

o Information about your transactions with us and our service providers, or others;

o Information we receive from consumer reporting agencies (including credit bureaus).

What information the Fund discloses and to whom the Fund discloses information.

The Fund only discloses nonpublic personal information the Fund collects about shareholders as permitted by law. For example, the Fund may disclose nonpublic personal information about shareholders:

o To government entities, in response to subpoenas or to comply with laws or regulations.

o When you, the customer, direct the Trust to do so or consent to the disclosure.

o To companies that perform necessary services for the Trust, such as data processing companies that the Trust uses to process your transactions or maintain your account.

o  To protect against fraud, or to collect unpaid debts.

INFORMATION ABOUT FORMER CUSTOMERS.

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices described in this notice.

How the Fund safeguards information.

The Fund conducts its business affairs through trustees, officers and third parties that provide services pursuant to agreements with the Fund (for example, the service providers described above). We restrict access to your personal and account information to those persons who need to know that information in order to provide services to you. The Fund or its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

CUSTOMERS OF OTHER FINANCIAL INSTITUTIONS.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information will be shared with non-affiliated third parties by that entity.

                         HANCOCK HORIZON FAMILY OF FUNDS


INVESTMENT ADVISER

Horizon Advisers
One Hancock Plaza, 3rd Floor
P.O. Box 4019
Gulfport, Mississippi 39502

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available, without charge, through the following:

STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")

The SAI dated May 31, 2010 includes detailed information about the Hancock Horizon Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain information from the Fund's portfolio managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund's holdings and detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-990-2434

BY MAIL:  Write to us at:
Hancock Horizon Funds
2600 Citiplace Drive, Suite 100
Baton Rouge, Louisiana 70808

BY INTERNET:  WWW.HANCOCKHORIZONFUNDS.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV.

The Advisors' Inner Circle Fund II's Investment Company Act registration number is 811-07102.

                                                                 HHF-PS-005-0300

                                   PROSPECTUS

                         HANCOCK HORIZON FAMILY OF FUNDS

                                  MAY 31, 2010

                          GOVERNMENT MONEY MARKET FUND

                                 CLASS A SHARES

                                   ADVISED BY
                                HORIZON ADVISERS
                  (AN UNINCORPORATED DIVISION OF HANCOCK BANK)

   THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                       THE ADVISORS' INNER CIRCLE FUND II

                              ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                    PAGE
     FUND SUMMARY.....................................................XX
         INVESTMENT OBJECTIVE.........................................XX
         FUND FEES AND EXPENSES.......................................XX
         PRINCIPAL INVESTMENT STRATEGY................................XX
         PRINCIPAL RISKS..............................................XX
         PERFORMANCE INFORMATION......................................XX
         INVESTMENT ADVISER...........................................XX
         PORTFOLIO MANAGERS...........................................XX
         PURCHASE AND SALE OF FUND SHARES.............................XX
         TAX INFORMATION..............................................XX
         PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL
           INTERMEDIARIES.............................................XX
     MORE INFORMATION ABOUT RISK......................................XX
     MORE INFORMATION ABOUT FUND INVESTMENTS .........................XX
     INFORMATION ABOUT PORTFOLIO HOLDINGS.............................XX
     INVESTMENT ADVISER...............................................XX
     PORTFOLIO MANAGER................................................XX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES...................XX
     DISTRIBUTION OF FUND SHARES......................................XX
     OTHER POLICIES...................................................XX
     SHAREHOLDER SERVICING ARRANGEMENTS...............................XX
     PAYMENTS TO FINANCIAL INTERMEDIARIES.............................XX
     DIVIDENDS AND DISTRIBUTIONS......................................XX
     TAXES............................................................XX
     FINANCIAL HIGHLIGHTS.............................................XX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         HANCOCK HORIZON FAMILY OF FUNDS......................Back Cover

GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Government Money Market Fund (the "Fund" or the "Money Market Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

------------------------------------------------------- ------------------------
                                                           CLASS A SHARES
------------------------------------------------------- ------------------------
Management Fees                                               0.40%
------------------------------------------------------- ------------------------
Distribution (12b-1) Fees                                     0.25%
------------------------------------------------------- ------------------------
Other Expenses(1)                                              XX%
                                                               ---
------------------------------------------------------- ------------------------
Acquired Fund Fees and Expenses                                xx%
------------------------------------------------------- ------------------------
Total Annual Fund Operating Expenses(2)                        xx%
------------------------------------------------------- ------------------------
Less Fee Reductions and/or Expense Reimbursements            (XX)%
                                                             -----
------------------------------------------------------- ------------------------
Total Annual Fund Operating Expenses After Fee                 xx%
Reductions and/or Expense Reimbursements (2,3)
------------------------------------------------------- ------------------------

(1)  Other Expenses include shareholder service fees.
(2) The Total Annual Operating Expenses in this fee table, before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, and not acquired fund fees and expenses.
(3) Horizon Advisers (the "Adviser") has contractually agreed to reduce its fees and reimburse expenses in order to keep Net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.08% of the Fund's Class A Shares' average daily net assets until May 31, 2011. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.08% for Class A Shares to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) day's prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period. Net operating expenses shown include xx% of Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that, except for the first year, The Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------- --------------- ------------------- ----------------------
      1 YEAR            3 YEARS           5 YEARS              10 YEARS
-------------------- --------------- ------------------- ----------------------
        $xx               $xx               $xx                   $xx
-------------------- --------------- ------------------- ----------------------


PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments. This investment policy can be changed by the Fund upon 60 days' notice to shareholders. The securities in which the Fund invests may include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

The Fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which governs the operations of money market funds. Accordingly, for example the Fund will have an average dollar-weighted maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and will only acquire securities that have a remaining maturity of 397 days (about 13 months) or less, at the time of purchase. The Adviser actively adjusts the average maturity of the Fund in response to its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK - Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Accordingly, an investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

CREDIT RISK - Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Thus, the Fund is subject to the risk that an issuer may be unable to pay interest and principal when due, and the value of a security may decline if the issuer defaults or if its credit quality deteriorates.

COUNTERPARTY RISK - The Fund may enter into repurchase agreements where a financial institution (a "counterparty") sells the Fund securities and agrees to repurchase them at an agreed-upon date and price. The Fund is subject to the risk that a counterparty could default and/or fail to honor the terms of its agreement.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1 and 5 years and since inception. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to January 8, 2009, the Fund invested exclusively in, and from January 8, 2009 to March 8, 2009, the Fund invested at least 80% of its assets in, short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. As a result, the performance shown below for periods prior to March 8, 2009 may have differed had the Fund's current investment strategy been in effect during those periods. Updated performance information is available on the Fund's website at WWW.HANCOCKHORIZONFUNDS.COM.

                     ------------------- ----------------
                     2001                     2.85%
                     ------------------- ----------------
                     2002                     0.61%
                     ------------------- ----------------
                     2003                     0.08%
                     ------------------- ----------------
                     2004                     0.29%
                     ------------------- ----------------
                     2005                     2.01%
                     ------------------- ----------------
                     2006                     3.81%
                     ------------------- ----------------
                     2007                     3.75%
                     ------------------- ----------------
                     2008                     0.83%
                     ------------------- ----------------
                     2009                      xx%
                     ------------------- ----------------

    --------------------------- --------------------------
           BEST QUARTER              WORST QUARTER
    --------------------------- --------------------------
               XX%                         XX%
    --------------------------- --------------------------
            (XX/XX/XX)                  (XX/XX/XX)
    --------------------------- --------------------------

         The performance information shown above is based on a calendar year. The Fund's performance from 1/1/10 to 3/31/10 was xx%.

Call 1-800-990-2434, for the Fund's current 7-day yield.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009

----------------------------------------------------------------- ------------- ----------- -----------------
                                                                                             SINCE INCEPTION
GOVERNMENT MONEY MARKET FUND - CLASS A SHARES                         1 YEAR     5 YEARS     (MAY 31, 2000)
----------------------------------------------------------------- ------------- ----------- -----------------
FUND RETURNS                                                            xx%        xx%            xx%
----------------------------------------------------------------- ------------- ----------- -----------------

INVESTMENT ADVISER

Horizon Advisers serves as investment adviser to the Fund.

PORTFOLIO MANAGER

Jeffery Tanguis, Director of Fixed Income, joined the Adviser in 2005 and has managed the Fund since 2005.

PURCHASE AND SALE OF FUND SHARES

To purchase Class A Shares of the fund for the first time, you must invest at least $1,000. Subsequent investments in the Fund must be made in amounts of at least $50. The Fund may accept investments in smaller amounts in its sole discretion.

For Hancock Bank customers investing in Class A Shares of the Fund through a cash management account, Hancock Bank may require cash management account customers to maintain minimum banking account levels in order to participate in the cash management account program. The minimum levels are subject to the terms of your cash management account agreement with Hancock Bank. In general, however, if your banking account falls below the minimum amount, your shares in the Fund may be redeemed or you may be charged additional fees.

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT RISK

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, interest rates, or companies may not anticipate actual market or interest rate movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

FIXED INCOME RISK -- The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

MORE INFORMATION ABOUT FUND INVESTMENTS

The prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the principal investments and strategies described in this prospectus, the Fund may invest in other securities, use other strategies, and engage in other investment practices. These investments and strategies are described in detail in the Fund's Statement of Additional Information and may include: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements;
(iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments; and (v) fully-collateralized repurchase agreements.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Fund's investments as of the end of January would ordinarily be published at the end of February. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. The portfolio information described above can be found on the internet at HTTP://AICFUNDHOLDINGS.COM/HORIZON. The information will generally remain available until replaced by new portfolio holdings information as described above. The Adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. Please consult the Fund's SAI for a full description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

INVESTMENT ADVISER

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Horizon Advisers, an unincorporated division of Hancock Bank, serves as the investment adviser to the Fund. Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of March 31, 2010, the Adviser managed approximately $xx billion in assets while the Adviser and Hancock Bank managed approximately $xx billion in assets. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly at an annual rate of 0.40% based on the average daily net assets of the Fund. The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to keep Net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.08% of the Fund's Class A Shares' average daily net assets until May 31, 2011. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and 1.08%, to recapture all or a portion of its prior expense reimbursements made during the preceding three-year period during which this agreement was in place. For the fiscal year ended January 31, 2010, the Adviser received advisory fees (after fee reductions) from the Fund as a percentage of its average daily net assets of xx%.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement is available in the Fund's Semi-Annual Report to Shareholders dated July 31, 2009, which covers the period from February 1, 2009 to July 31, 2009.

PORTFOLIO MANAGER

Jeffery Tanguis serves as Director of Fixed Income of the Adviser and is responsible for the day-to-day management of the Fund. He is also responsible for the management of the Hancock Horizon Strategic Income Bond Fund, which is offered in a separate prospectus. Prior to joining Hancock Bank in 2005, Mr. Tanguis served as the Senior Fixed Income Manager at Hibernia National Bank from 1987 to 2005. He has more than 23 years of investment experience.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed and ownership of Fund shares.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and other trust and agency accounts that invest in the Fund. Hancock Bank and its affiliates also may receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also may receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Fund, and for such services is paid an annual fee, payable from the Fund's assets, of 0.03% of the Fund's average daily net assets.

DISTRIBUTION AND SERVICING (12B-1) FEES. To the extent that Class A Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc. ("H.I.S., Inc."), those entities may receive the distribution and servicing fees, payable from the Fund's assets, applicable to that class of shares.

H.I.S., Inc., member Financial Industry Regulatory Authority ("FINRA") and SIPC, is a wholly-owned brokerage subsidiary of Hancock Bank.

TRANSFER AGENCY SERVICES. Hancock Bank serves as the transfer agent and dividend disbursing agent for the Fund. For providing these services, Hancock Bank is paid an annual fee of $20,000 per class for the first ten classes and $17,500 per class for any additional classes.

SHAREHOLDER SERVICING FEES. To the extent that Class A Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including H.I.S., Inc., those entities may receive shareholder servicing fees, payable from the Fund's assets, of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares of the Fund. The Fund offers Class A Shares only to investment professionals and financial institutions investing for their own or their customers' accounts.

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Adviser for more information.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that Hancock Bank and either the New York Stock Exchange (the "NYSE") or the Federal Reserve are open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

The Fund calculates its NAV once each Business Day as of 12:00 p.m., Eastern Time. For you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund must receive your order and federal funds (readily available funds) in proper form before 12:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may buy or sell shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

The Fund generally calculates its NAV using the amortized cost method of valuation, to account for any premiums or discounts above or below the face value of any securities that it buys. The Fund's NAV will normally be at $1.00 per share.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

The sale price of each share will be the NAV next determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven Business Days after the Fund receives your request. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE ("ACH"), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED, WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise or for the protection of the Fund's remaining shareholders the Fund may pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY SALES OF SHARES

If an investor's account balance drops below $1,000 or the minimum level required by your cash management agreement, you may be required to sell your shares. The Fund will generally provide at least 60 days' written notice to allow you sufficient time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF RIGHT TO SELL SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission (the "SEC"). More information about this is in the Fund's SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class A Shares of any Hancock Horizon Fund for Class A Shares of any other Hancock Horizon Fund. You may exchange shares on any Business Day through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (E.G., the difference between the lower and higher applicable sales charges). If you exchange shares into a fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 30 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan that allows Class A Shares of the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution fees for Class A Shares, as a maximum annual percentage of the Fund's average daily net assets, are 0.25%.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund's investments, and money market instruments in general, and the Fund's intended purpose to serve as a short-term investment vehicle for shareholders, the Adviser has informed the Board that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board has not adopted a Fund policy and procedures with respect to frequent purchases and redemptions of Fund shares.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. In accordance with Rule 22c-2 under the 1940 Act, the Fund has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund's, or in certain instances, the financial intermediary's market-timing policy; (2) furnish the Fund, upon its request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund's, or in certain instances, the financial intermediary's market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, or for institutional investors, certain corporate information, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be received and your order will be processed at the NAV next determined.

The Fund reserves the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SHAREHOLDER SERVICING ARRANGEMENTS

The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on average daily net assets. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments may be in addition to any Rule 12b-1 fees and/or shareholder servicing payments that are in the fee table section of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (E.G., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" in the Fund's SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its net investment income monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. Shareholders on the Fund's record date will be entitled to receive the distribution.

Dividends and distributions are paid in the form of additional Fund shares unless an election is made to receive payment in cash. To elect cash payment, a shareholder must notify the Fund, or the investment professional or institution, in writing prior to the date of the distribution. The election will be effective for dividends and distributions paid after receipt of the written notice. The election can be canceled by simply sending written notice to the Fund.

TAXES

INVESTORS SHOULD CONSULT A TAX ADVISOR REGARDING SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, at least annually. The dividends and distributions investors receive may be subject to federal, state and local taxation, depending upon an investor's tax situation. The Fund's net investment income and net short-term capital gains are distributed as dividends and are taxable at ordinary income rates. Long-term capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have owned your shares. Distributions investors receive from the Fund may be taxable whether or not an investor reinvests them or elects to receive them in cash.

Some or all of the distributions from a mutual fund may be treated as "qualified dividend income," taxable to individuals at the maximum federal tax rate of 15% (lower rates apply to individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations. Under current law, the lower tax rates applicable to qualified dividend income will not apply in taxable years beginning after December 31, 2010. Because the Fund does not expect to receive dividend income, you should not expect to receive any distributions that qualify as qualified dividend income.

Each sale or exchange of Fund shares may be a taxable event. Although the stable share price is not guaranteed, because the Fund expects to maintain a $1.00 NAV, you should not expect to realize any gain or loss on the sale of your Fund shares. For tax purposes, an exchange of Fund shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

The Fund intends to distribute primarily ordinary income. A significant amount of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five fiscal years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

The information provided below for the fiscal years ended January 31, 2006, 2007, 2008, 2009 and 2010 has been derived from the Fund's financial statements, which have been audited by Ernst & Young LLP, independent registered public accounting firm of the Fund. The financial statements and the unqualified opinion of Ernst & Young LLP are included in the 2010 Annual Report of the Fund, which is available upon request by calling the Fund at 1-800-990-2434.

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE YEARS ENDED JANUARY 31,

          NET                    NET REALIZED                  DIVIDENDS   DISTRIBUTIONS
         ASSET                       AND           TOTAL         FROM          FROM            TOTAL
         VALUE,       NET         UNREALIZED        FROM          NET           NET          DIVIDENDS
       BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT     REALIZED           AND
        OF YEAR      INCOME     ON INVESTMENTS   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
CLASS A SHARES
2010     $   xx      $   xx          $  xx         $    xx     $    xx         S  xx         $     xx
2009       1.00        0.01             --            0.01       (0.01)           --            (0.01)
2008       1.00        0.04             --            0.04       (0.04)           --            (0.04)
2007       1.00        0.04             --            0.04       (0.04)           --            (0.04)
2006       1.00        0.02             --            0.02       (0.02)           --            (0.02)


                                                    RATIO OF
                                                    EXPENSES
                                                   TO AVERAGE    RATIO OF
         NET                 NET                    NET ASSETS     NET
        ASSET              ASSETS,     RATIO OF    (EXCLUDING   INVESTMENT
        VALUE,               END       EXPENSES      AND/OR       INCOME     PORTFOLIO
         END      TOTAL    OF YEAR    TO AVERAGE REIMBURSEMENTS TO AVERAGE   TURNOVER
     OF PERIOD   RETURN     (000)     NET ASSETS    WAIVERS)    NET ASSETS     RATE
--------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
CLASS A SHARES
2010    $   xx      xx%   $      xx        xx%          xx%          xx%        n/a
2009      1.00    0.65      243,952      0.96         1.10         0.68         n/a
2008      1.00    3.58      336,081      1.08         1.09         3.48         n/a
2007      1.00    3.92      280,371      1.08         1.14         3.90         n/a
2006      1.00    2.17      143,990      1.08         1.15         2.15         n/a

(1)   Amount represents less than $0.01 per share.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                 PRIVACY NOTICE

The Fund recognizes and respects the privacy concerns of their customers. The Fund collects nonpublic personal information about you in the course of doing business with shareholders and investors. "Nonpublic personal information" is personally identifiable financial information about you. For example, it includes information regarding your social security number, account balance, bank account information and purchase and redemption history.

The Fund collects this information from the following sources:

o  Information we receive from you on applications or other forms;

o Information about your transactions with us and our service providers, or others;

o Information we receive from consumer reporting agencies (including credit bureaus).

What information the Fund discloses and to whom the Fund discloses information.

The Fund only discloses nonpublic personal information the Fund collects about shareholders as permitted by law. For example, the Fund may disclose nonpublic personal information about shareholders:

o To government entities, in response to subpoenas or to comply with laws or regulations.

o When you, the customer, direct the Trust to do so or consent to the disclosure.

o To companies that perform necessary services for the Trust, such as data processing companies that the Trust uses to process your transactions or maintain your account.

o  To protect against fraud, or to collect unpaid debts.

INFORMATION ABOUT FORMER CUSTOMERS.

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices described in this notice.

How the Fund safeguards information.

The Fund conducts its business affairs through trustees, officers and third parties that provide services pursuant to agreements with the Fund (for example, the service providers described above). We restrict access to your personal and account information to those persons who need to know that information in order to provide services to you. The Fund or its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

CUSTOMERS OF OTHER FINANCIAL INSTITUTIONS.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information will be shared with non-affiliated third parties by that entity.

                         HANCOCK HORIZON FAMILY OF FUNDS


INVESTMENT ADVISER

Horizon Advisers
One Hancock Plaza, 3rd Floor
P.O. Box 4019
Gulfport, Mississippi 39502

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available, without charge, through the following:

STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")

The SAI, dated May 31, 2010 includes detailed information about the Hancock Horizon Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain information from the Fund's portfolio manager about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund's holdings and detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-990-2434

BY MAIL:  Write to us at:
Hancock Horizon Funds
2600 Citiplace Drive, Suite 100
Baton Rouge, Louisiana 70808

BY INTERNET:  WWW.HANCOCKHORIZONFUNDS.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV.

The Advisors' Inner Circle Fund II's Investment Company Act registration number is 811-07102.

                                                                 HHF-PS-004-0300

                                   PROSPECTUS

                         HANCOCK HORIZON FAMILY OF FUNDS

                                  MAY 31, 2010

                          GOVERNMENT MONEY MARKET FUND

                        INSTITUTIONAL SWEEP CLASS SHARES

                                   ADVISED BY
                                HORIZON ADVISERS
                  (AN UNINCORPORATED DIVISION OF HANCOCK BANK)

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                       THE ADVISORS' INNER CIRCLE FUND II

                              ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                PAGE
     FUND SUMMARY...............................................XX
     INVESTMENT OBJECTIVE.......................................XX
     FUND FEES AND EXPENSES.....................................XX
     PRINCIPAL INVESTMENT STRATEGY..............................XX
     PRINCIPAL RISKS............................................XX
     PERFORMANCE INFORMATION....................................XX
     INVESTMENT ADVISER.........................................XX
     PORTFOLIO MANAGER..........................................XX
     PURCHASE AND SALE OF FUND SHARES...........................XX
     TAX INFORMATION............................................XX
     PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL
     INTERMEDIARIES.............................................XX
     MORE INFORMATION ABOUT RISK................................XX
     MORE INFORMATION ABOUT FUND INVESTMENTS....................XX
     INFORMATION ABOUT PORTFOLIO HOLDINGS.......................XX
     INVESTMENT ADVISER.........................................XX
     PORTFOLIO MANAGER..........................................XX
     PURCHASING AND SELLING FUND SHARES.........................XX
     OTHER POLICIES.............................................XX
     SHAREHOLDER SERVICING ARRANGEMENTS.........................XX
     PAYMENTS TO FINANCIAL INTERMEDIARIES.......................XX
     DIVIDENDS AND DISTRIBUTIONS................................XX
     TAXES......................................................XX
     FINANCIAL HIGHLIGHTS.......................................XX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         HANCOCK HORIZON FAMILY OF FUNDS........................Back Cover

GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Government Money Market Fund (the "Fund" or the "Money Market Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Sweep Class Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

     --------------------------------------------------- --------------------------------------
                                                            INSTITUTIONAL SWEEP CLASS SHARES
     --------------------------------------------------- --------------------------------------
     Management Fees                                                     0.40%
     --------------------------------------------------- --------------------------------------
     Other Expenses(1)                                                   X.XX%
                                                                         -----
     --------------------------------------------------- --------------------------------------
     Acquired Fund Fees and Expenses                                     x.xx%
     --------------------------------------------------- --------------------------------------
     Total Annual Fund Operating Expenses(2)                             x.xx%
     --------------------------------------------------- --------------------------------------
     Less Fee Reductions and/or Expense Reimbursements                  (X.XX)%
                                                                        -------
     --------------------------------------------------- --------------------------------------
     Total Annual Fund Operating Expenses After Fee                      x.xx%
     Reductions and/or Expense Reimbursements(2,3)
     --------------------------------------------------- --------------------------------------

1       Other Expenses include shareholder service fees.
2 The Total Annual Operating Expenses in this fee table, before and after fee reductions and expense reimbursements, do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, and not acquired fund fees and expenses.
3 Horizon Advisers (the "Adviser") has contractually agreed to reduce its fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 0.83% of the Fund's Institutional Sweep Class Shares' average daily net assets until May 31, 2011. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Net operating expenses and 0.83% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) day's prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period. Net operating expenses shown include x.xx% of Acquired Fund Fees and Expenses.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that, except for the first year, the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions, your costs of investing $ would be:

------------------- ------------- --------------- ----------------------
    1 YEAR             3 YEARS        5 YEARS            10 YEARS
------------------- ------------- --------------- ----------------------
       $xx              $xx            $xx                 $xx
------------------- ------------- --------------- ----------------------

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments. This investment policy can be changed by the Fund upon 60 days' notice to shareholders. The securities in which the Fund invests may include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

The Fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which governs the operations of money market funds. Accordingly, for example the Fund will have an average dollar-weighted maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and will only acquire securities that have a remaining maturity of 397 days (about 13 months) or less, at the time of purchase. The Adviser actively adjusts the average maturity of the Fund in response to its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK - Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Accordingly, an investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

CREDIT RISK - Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Thus, the Fund is subject to the risk that an issuer may be unable to pay interest and principal when due, and the value of a security may decline if the issuer defaults or if its credit quality deteriorates.

COUNTERPARTY RISK - The Fund may enter into repurchase agreements where a financial institution (a "counterparty") sells the Fund securities and agrees to repurchase them at an agreed-upon date and price. The Fund is subject to the risk that a counterparty could default and/or fail to honor the terms of its agreement.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1 and 5 years and since inception. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to January 8, 2009, the Fund invested exclusively in, and from January 8, 2009 to March 8, 2009, the Fund invested at least 80% of its assets in, short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. As a result, the performance shown below for periods prior to March 8, 2009 may have differed had the Fund's current investment strategy been in effect during those periods. Updated performance information is available on the Fund's website at WWW.HANCOCKHORIZONFUNDS.COM.

                   ------------------- ----------------
                   2001                     3.10%
                   ------------------- ----------------
                   2002                     0.86%
                   ------------------- ----------------
                   2003                     0.25%
                   ------------------- ----------------
                   2004                     0.47%
                   ------------------- ----------------
                   2005                     2.26%
                   ------------------- ----------------
                   2006                     4.07%
                   ------------------- ----------------
                   2007                     4.01%
                   ------------------- ----------------
                   2008                     1.03%
                   ------------------- ----------------
                   2009                       xx%
                   ------------------- ----------------


         --------------------------- --------------------------
                 BEST QUARTER               WORST QUARTER
         --------------------------- --------------------------
                    X.XX%                       X.XX%
         --------------------------- --------------------------
                  (XX/XX/XX)                  (XX/XX/XX)
         --------------------------- --------------------------

         The performance information shown above is based on a calendar year. The Fund's performance from 1/1/10 to 3/31/10 was xx%.

Call 1-800-990-2434, for the Fund's current 7-day yield.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009

---------------------------------------------------------- ----------- ------------ ------------------------
GOVERNMENT MONEY MARKET FUND -                                                          SINCE INCEPTION
INSTITUTIONAL SWEEP CLASS SHARES                             1 YEAR      5 YEARS        (MAY 31, 2000)
---------------------------------------------------------- ----------- ------------ ------------------------
FUND RETURNS                                                 x.xx%        x.xx%              x.xx%
---------------------------------------------------------- ----------- ------------ ------------------------

INVESTMENT ADVISER

Horizon Advisers serves as investment adviser to the Fund.

PORTFOLIO MANAGER

Jeffery Tanguis, Director of Fixed Income, joined the Adviser in 2005 and has managed the Fund since 2005.

PURCHASE AND SALE OF FUND SHARES

The Fund offers Institutional Sweep Class Shares only to investors participating in cash sweep and cash management programs offered through the Hancock Bank Trust & Financial Services Group.

Hancock Bank may require cash management account customers to maintain minimum banking account levels in order to participate in the cash management account program. The minimum levels are subject to the terms of your cash management account agreement with Hancock Bank. In general, however, if your banking account falls below the minimum amount, your shares in the Fund may be redeemed or you may be charged additional fees.

Shareholders may sell shares by following procedures established when they opened their account or accounts.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT RISK

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, interest rates, or companies may not anticipate actual market or interest rate movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

FIXED INCOME RISK -- The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

MORE INFORMATION ABOUT FUND INVESTMENTS

The prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the principal investments and strategies described in this prospectus, the Fund may invest in other securities, use other strategies, and engage in other investment practices. These investments and strategies are described in detail in the Fund's Statement of Additional Information and may include: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements;
(iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments; and (v) fully-collateralized repurchase agreements.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Fund's investments as of the end of January would ordinarily be published at the end of February. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. The portfolio information described above can be found on the internet at HTTP://AICFUNDHOLDINGS.COM/HORIZON. The information will generally remain available until replaced by new portfolio holdings information as described above. The Adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. Please consult the Fund's SAI for a full description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

INVESTMENT ADVISER

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Horizon Advisers, an unincorporated division of Hancock Bank, serves as the investment adviser to the Fund. Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of March 31, 2010, the Adviser managed approximately $xx billion in assets while the Adviser and Hancock Bank managed approximately $xx billion in assets. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly at an annual rate of 0.40% based on the average daily net assets of the Fund. The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to keep Net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.08% of the Fund's Class A Shares' average daily net assets until May 31, 2011. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and 1.08%, to recapture all or a portion of its prior expense reimbursements made during the preceding three-year period during which this agreement was in place. For the fiscal year ended January 31, 2010, the Adviser received advisory fees (after fee reductions) from the Fund as a percentage of its average daily net assets of xx%.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement is available in the Fund's Semi-Annual Report to Shareholders dated July 31, 2009, which covers the period from February 1, 2009 to July 31, 2009.

PORTFOLIO MANAGER

Jeffery Tanguis serves as Director of Fixed Income of the Adviser and is responsible for the day-to-day management of the Fund. He is also responsible for the management of the Hancock Horizon Strategic Income Bond Fund, which is offered in a separate prospectus. Prior to joining Hancock Bank in 2005, Mr. Tanguis served as the Senior Fixed Income Manager at Hibernia National Bank from 1987 to 2005. He has more than 23 years of investment experience.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed and ownership of Fund shares.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and other trust and agency accounts that invest in the Fund. Hancock Bank and its affiliates also may receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also may receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Fund, and for such services is paid an annual fee, payable from the Fund's assets, of 0.03% of the Fund's average daily net assets.

TRANSFER AGENCY SERVICES. Hancock Bank serves as the transfer agent and dividend disbursing agent for the Fund. For providing these services, Hancock Bank is paid an annual fee of $20,000 per class for the first ten classes and $17,500 per class for any additional classes.

SHAREHOLDER SERVICING FEES. To the extent that Institutional Sweep Class Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc. ("H.I.S., Inc."), those entities may receive shareholder servicing fees, payable from the Fund's assets, of up to 0.25% of the Fund's average daily net assets attributable to Institutional Sweep Class Shares.

H.I.S., Inc., member Financial Industry Regulatory Authority ("FINRA") and SIPC, is a wholly-owned brokerage subsidiary of Hancock Bank.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Sweep Class Shares of the Fund. The Fund offers Institutional Sweep Class Shares only to investors participating in cash sweep and cash management programs offered through the Hancock Bank Trust & Financial Services Group.

The Fund does not generally accept investments by non-U.S.persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Adviser for more information.

HOW TO PURCHASE FUND SHARES

You may buy shares through accounts with investment professionals and financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that Hancock Bank and either the New York Stock Exchange (the "NYSE") or the Federal Reserve are open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

The Fund calculates its NAV once each Business Day as of 12:00 p.m., Eastern Time. For you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund must receive your order and federal funds (readily available funds) in proper form before 12:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

The Fund generally calculates its NAV using the amortized cost method of valuation, to account for any premiums or discounts above or below the face value of any securities that it buys. The Fund's NAV will normally be at $1.00 per share.

HOW TO SELL YOUR FUND SHARES

Shareholders may sell shares by following procedures established when they opened their account or accounts. If you have questions, call 1-800-990-2434.

The sale price of each share will be the NAV next determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven Business Days after the Fund receives your request. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE ("ACH"), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED, WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise or for the protection of the Fund's remaining shareholders the Fund may pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY SALES OF SHARES

If an investor's account balance drops below the minimum level required by your cash management account agreement with Hancock Bank because of redemptions, you may be required to sell your shares. The Fund will generally provide at least 60 days' written notice to allow you sufficient time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF RIGHT TO SELL SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission (the "SEC"). More information about this is in the Fund's SAI.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund's investments, and money market instruments in general, and the Fund's intended purpose to serve as a short-term investment vehicle for shareholders, the Adviser has informed the Board that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board has not adopted a Fund policy and procedures with respect to frequent purchases and redemptions of Fund shares.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. In accordance with Rule 22c-2 under the 1940 Act, the Fund has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund's, or in certain instances, the financial intermediary's market-timing policy; (2) furnish the Fund, upon its request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund's, or in certain instances, the financial intermediary's market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, or for institutional investors, certain corporate information, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be received and your order will be processed at the NAV next determined.

The Fund reserves the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SHAREHOLDER SERVICING ARRANGEMENTS

The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on average daily net assets. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments may be in addition to any Rule 12b-1 fees and/or shareholder servicing payments that are reflected in the fee table section of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (E.G., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" in the Fund's SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its net investment income monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. Shareholders on the Fund's record date will be entitled to receive the distribution.

Dividends and distributions are paid in the form of additional Fund shares unless an election is made to receive payment in cash. To elect cash payment, a shareholder must notify the Fund, or the investment professional or institution, in writing prior to the date of the distribution. The election will be effective for dividends and distributions paid after receipt of the written notice. The election can be canceled by simply sending written notice to the Fund.

TAXES

INVESTORS SHOULD CONSULT A TAX ADVISOR REGARDING SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, at least annually. The dividends and distributions investors receive may be subject to federal, state and local taxation, depending upon an investor's tax situation. The Fund's net investment income and net short-term capital gains are distributed as dividends and are taxable at ordinary income rates. Long-term capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have owned your shares. Distributions investors receive from the Fund may be taxable whether or not an investor reinvests them or elects to receive them in cash.

Some or all of the distributions from a mutual fund may be treated as "qualified dividend income," taxable to individuals at the maximum federal tax rate of 15% (lower rates apply to individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations. Under current law, the lower tax rates applicable to qualified dividend income will not apply in taxable years beginning after December 31, 2010. Because the Fund does not expect to receive dividend income, you should not expect to receive any distributions that qualify as qualified dividend income.

Each sale or exchange of Fund shares may be a taxable event. Although the stable share price is not guaranteed, because the Fund expects to maintain a $1.00 NAV, you should not expect to realize any gain or loss on the sale of your Fund shares. For tax purposes, an exchange of Fund shares for shares of another Fund is the same as a sale. The gain or loss on the sale of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

The Fund intends to distribute primarily ordinary income. A significant amount of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Institutional Sweep Class Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five fiscal years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

The information provided below for the fiscal years ended January 31, 2006, 2007, 2008, 2009 and 2010 has been derived from the Fund's financial statements, which have been audited by Ernst & Young LLP, independent registered public accounting firm of the Fund. The financial statements and the unqualified opinion of Ernst & Young LLP are included in the 2010 Annual Report of the Fund, which is available upon request by calling the Fund at 1-800-990-2434.

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE YEARS ENDED JANUARY 31,

             Net                    Net Realized                  Dividends   Distributions
            Asset                        and           Total        from          from           Total
            Value,        Net        Unrealized        from          Net           Net          Dividends
          Beginning   Investment   Gains (Losses)   Investment   Investment      Realized          and
           of Year      Income     on Investments   Operations     Income         Gains       Distributions
-----------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
INSTITUTIONAL SWEEP CLASS SHARES
2010        $   xx     $   xx          $ xx          $   xx      $    xx          $ xx          $    xx
2009          1.00       0.01            --            0.01        (0.01)           --            (0.01)
2008          1.00       0.04            --            0.04        (0.04)           --            (0.04)
2007          1.00       0.04            --            0.04        (0.04)           --            (0.04)
2006          1.00       0.02            --            0.02        (0.02)           --            (0.02)

                                                                    Ratio of
                                                                    Expenses
                                                                    to Average     Ratio of
             Net                         Net                        Net Assets     Net
            Asset                      Assets,       Ratio of       (Excluding     Investment
            Value,                       End         Expenses       Waivers)       Income        Portfolio
             End         Total         of Year      to Average      and /or        to Average    Turnover
           of Period     Return          (000)       Net Assets     Reimbursements Net Assets    Rate
-----------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
INSTITUTIONAL SWEEP CLASS SHARES
2010        $   xx         xx%        $     xx           xx           xx%           xx%            n/a
2009          1.00       3.83           64,711         0.79%        0.85          0.87             n/a
2008          1.00       3.84           95,701         0.83         0.85          3.81             n/a
2007          1.00       4.18          142,981         0.83         0.89          4.08             n/a
2006          1.00       2.42          142,571         0.83         0.90          2.42             n/a

Amounts designated as "--" are either $0 or have been rounded to $0.

                                 PRIVACY NOTICE

The Fund recognizes and respects the privacy concerns of their customers. The Fund collects nonpublic personal information about you in the course of doing business with shareholders and investors. "Nonpublic personal information" is personally identifiable financial information about you. For example, it includes information regarding your social security number, account balance, bank account information and purchase and redemption history.

The Fund collects this information from the following sources:

o        Information we receive from you on applications or other forms;

o Information about your transactions with us and our service providers, or others;

o Information we receive from consumer reporting agencies (including credit bureaus).

What information the Fund discloses and to whom the Fund discloses information.

The Fund only discloses nonpublic personal information the Fund collects about shareholders as permitted by law. For example, the Fund may disclose nonpublic personal information about shareholders:

o To government entities, in response to subpoenas or to comply with laws or regulations.

o When you, the customer, direct the Trust to do so or consent to the disclosure.

o To companies that perform necessary services for the Trust, such as data processing companies that the Trust uses to process your transactions or maintain your account.

o        To protect against fraud, or to collect unpaid debts.

INFORMATION ABOUT FORMER CUSTOMERS.

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices described in this notice.

How the Fund safeguards information.

The Fund conducts its business affairs through trustees, officers and third parties that provide services pursuant to agreements with the Fund (for example, the service providers described above). We restrict access to your personal and account information to those persons who need to know that information in order to provide services to you. The Fund or its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

CUSTOMERS OF OTHER FINANCIAL INSTITUTIONS.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information will be shared with non-affiliated third parties by that entity.

                         HANCOCK HORIZON FAMILY OF FUNDS


INVESTMENT ADVISER

Horizon Advisers
One Hancock Plaza, 3rd Floor
P.O. Box 4019
`Gulfport, Mississippi 39502

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available, without charge, through the following:

STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")

The SAI, dated May 31, 2010 includes detailed information about the Hancock Horizon Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain information from the Fund's portfolio manager about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund's holdings and detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-990-2434

BY MAIL:  Write to us at:
Hancock Horizon Funds
2600 Citiplace Drive, Suite 100
Baton Rouge, Louisiana 70808

BY INTERNET:  WWW.HANCOCKHORIZONFUNDS.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV.

The Advisors' Inner Circle Fund II's Investment Company Act registration number is 811-07102.

                                                                 HHF-PS-003-0300

                                   PROSPECTUS

                         HANCOCK HORIZON FAMILY OF FUNDS

                                  MAY 31, 2010

                          GOVERNMENT MONEY MARKET FUND

                               TRUST CLASS SHARES

                                   ADVISED BY
                                HORIZON ADVISERS
                  (AN UNINCORPORATED DIVISION OF HANCOCK BANK)

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                       THE ADVISORS' INNER CIRCLE FUND II

                              ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                    PAGE
     FUND SUMMARY...................................................XXX
     INVESTMENT OBJECTIVE...........................................XXX
     FUND FEES AND EXPENSES.........................................XXX
     PRINCIPAL INVESTMENT STRATEGY..................................XXX
     PRINCIPAL RISKS................................................XXX
     PERFORMANCE INFORMATION........................................XXX
     INVESTMENT ADVISER.............................................XXX
     PORTFOLIO MANAGER..............................................XXX
     PURCHASE AND SALE OF FUND SHARES...............................XXX
     TAX INFORMATION................................................XXX
     PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL
     INTERMEDIARIES.................................................XXX
     MORE INFORMATION ABOUT RISK....................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS........................XXX
     INFORMATION ABOUT PORTFOLIO HOLDINGS...........................XXX
     INVESTMENT ADVISER.............................................XXX
     PORTFOLIO MANAGER..............................................XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.................XXX
     OTHER POLICIES.................................................XXX
     SHAREHOLDER SERVICING ARRANGEMENTS.............................XXX
     PAYMENTS TO FINANCIAL INTERMEDIARIES...........................XXX
     DIVIDENDS AND DISTRIBUTIONS....................................XXX
     TAXES..........................................................XXX
     FINANCIAL HIGHLIGHTS...........................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         HANCOCK HORIZON FAMILY OF FUNDS.....................Back Cover

GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Government Money Market Fund (the "Fund" or the "Money Market Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Trust Class Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

----------------------------------------------------- -------------------------------
                                                             TRUST CLASS SHARES
----------------------------------------------------- -------------------------------
Management Fees                                                    0.40%
----------------------------------------------------- -------------------------------
Other Expenses                                                     X.XX%
                                                                   -----
----------------------------------------------------- -------------------------------
Acquired Fund Fees and Expenses                                    x.xx%
----------------------------------------------------- -------------------------------
Total Annual Fund Operating Expenses(1)                            x.xx%
----------------------------------------------------- -------------------------------
Less Fee Reductions and/or Expense Reimbursements                  (X.XX)%
                                                                   -------
----------------------------------------------------- -------------------------------
Total Annual Fund Operating Expenses After Fee                     x.xx%
Reductions and Expense Reimbursements(1,2)
----------------------------------------------------- -------------------------------

(1) The Total Annual Operating Expenses in this fee table, before and after fee reductions and expense reimbursements, do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, and not acquired fund fees and expenses.

(2) Horizon Advisers (the "Adviser") has contractually agreed to reduce its fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 0.58% of the Fund's Trust Class Shares' average daily net assets until May 31, 2011. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 0.58% for Trust Class Shares to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) day's prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period. Net operating expenses After Fee Reductions and/or Expense Reimbursements shown include x.xx% of Acquired Fund Fees and Expenses.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that, except for the first year, The Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------- --------------- ------------------- ----------------------
      1 YEAR           3 YEARS            5 YEARS              10 YEARS
-------------------- --------------- ------------------- ----------------------
        $xx               $xx               $xx                   $xx
-------------------- --------------- ------------------- ----------------------


PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments. This investment policy can be changed by the Fund upon 60 days' notice to shareholders. The securities in which the Fund invests may include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

The Fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which governs the operations of money market funds. Accordingly, for example the Fund will have an average dollar-weighted maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and will only acquire securities that have a remaining maturity of 397 days (about 13 months) or less, at the time of purchase. The Adviser actively adjusts the average maturity of the Fund in response to its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK - Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Accordingly, an investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

CREDIT RISK - Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Thus, the Fund is subject to the risk that an issuer may be unable to pay interest and principal when due, and the value of a security may decline if the issuer defaults or if its credit quality deteriorates.

COUNTERPARTY RISK - The Fund may enter into repurchase agreements where a financial institution (a "counterparty") sells the Fund securities and agrees to repurchase them at an agreed-upon date and price. The Fund is subject to the risk that a counterparty could default and/or fail to honor the terms of its agreement.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1 and 5 years and since inception. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to January 8, 2009, the Fund invested exclusively in, and from January 8, 2009 to March 8, 2009, the Fund invested at least 80% of its assets in, short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. As a result, the performance shown below for periods prior to March 8, 2009 may have differed had the Fund's current investment strategy been in effect during those periods. Updated performance information is available on the Fund's website at WWW.HANCOCKHORIZONFUNDS.COM.

                ------------------- -----------------
                2001                     3.36%
                ------------------- -----------------
                2002                     1.11%
                ------------------- -----------------
                2003                     0.50%
                ------------------- -----------------
                2004                     0.72%
                ------------------- -----------------
                2005                     2.52%
                ------------------- -----------------
                2006                     4.33%
                ------------------- -----------------
                2007                     4.27%
                ------------------- -----------------
                2008                     1.26%
                ------------------- -----------------
                2009                      xx%
                ------------------- -----------------

      --------------------------- --------------------------
            BEST QUARTER               WORST QUARTER
      --------------------------- --------------------------
                 XX%                        X.XX%
      --------------------------- --------------------------
             (XX/XX/XX)                  (XX/XX/XX)
      --------------------------- --------------------------

         The performance information shown above is based on a calendar year. The Fund's performance from 1/1/10 to 3/31/10 was xx%.

Call 1-800-990-2434 for the Fund's current 7-day yield.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009

------------------------------------------------------------ -------------------- -------------- -----------------------
                                                                                                     SINCE INCEPTION
 GOVERNMENT MONEY MARKET FUND - TRUST CLASS SHARES                 1 YEAR           5 YEARS           (MAY 31, 2000)
------------------------------------------------------------ -------------------- -------------- -----------------------
FUND RETURNS                                                        x.xx%             x.xx%              x.xx%
------------------------------------------------------------ -------------------- -------------- -----------------------

INVESTMENT ADVISER

Horizon Advisers serves as investment adviser to the Fund.

PORTFOLIO MANAGER

Jeffery Tanguis, Director of Fixed Income, joined the Adviser in 2005 and has managed the Fund since 2005.

PURCHASE AND SALE OF FUND SHARES

The Fund offers Trust Class Shares only to investment professionals and financial institutions investing for their own or their customers' accounts.

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT RISK

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, interest rates, or companies may not anticipate actual market or interest rate movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

FIXED INCOME RISK -- The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

MORE INFORMATION ABOUT FUND INVESTMENTS

The prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the principal investments and strategies described in this prospectus, the Fund may invest in other securities, use other strategies, and engage in other investment practices. These investments and strategies are described in detail in the Fund's Statement of Additional Information and may include: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements;
(iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments; and (v) fully-collateralized repurchase agreements.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Fund's investments as of the end of January would ordinarily be published at the end of February. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. The portfolio information described above can be found on the internet at HTTP://AICFUNDHOLDINGS.COM/HORIZON. The information will generally remain available until replaced by new portfolio holdings information as described above. The Adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. Please consult the Fund's SAI for a full description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

INVESTMENT ADVISER

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Horizon Advisers, an unincorporated division of Hancock Bank, serves as the investment adviser to the Fund. Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of March 31, 2010, the Adviser managed approximately $xx billion in assets while the Adviser and Hancock Bank managed approximately $xx billion in assets. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly at an annual rate of 0.40% based on the average daily net assets of the Fund. The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.08% of the Fund's Class A Shares' average daily net assets until May 31, 2011. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and 1.08%, to recapture all or a portion of its prior expense reimbursements made during the preceding three-year period during which this agreement was in place. For the fiscal year ended January 31, 2010, the Adviser received advisory fees (after fee reductions) from the Fund as a percentage of its average daily net assets of xx%.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement is available in the Fund's Semi-Annual Report to Shareholders dated July 31, 2009, which covers the period from February 1, 2009 to July 31, 2009.

PORTFOLIO MANAGER

Jeffery Tanguis serves as Director of Fixed Income of the Adviser and is responsible for the day-to-day management of the Fund. He is also responsible for the management of the Hancock Horizon Strategic Income Bond Fund, which is offered in a separate prospectus. Prior to joining Hancock Bank in 2005, Mr. Tanguis served as the Senior Fixed Income Manager at Hibernia National Bank from 1987 to 2005. He has more than 23 years of investment experience.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed and ownership of Fund shares.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and other trust and agency accounts that invest in the Fund. Hancock Bank and its affiliates also may receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also may receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Fund, and for such services is paid an annual fee, payable from the Fund's assets, of 0.03% of the Fund's average daily net assets.

TRANSFER AGENCY SERVICES. Hancock Bank serves as the transfer agent and dividend disbursing agent for the Fund. For providing these services, Hancock Bank is paid an annual fee of $20,000 per class for the first ten classes and $17,500 per class for any additional classes.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Trust Class Shares of the Fund. The Fund offers Trust Class Shares only to investment professionals and financial institutions investing for their own or their customers' accounts.

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Adviser for more information.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that Hancock Bank and either the New York Stock Exchange (the "NYSE") or the Federal Reserve are open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

The Fund calculates its NAV once each Business Day as of 12:00 p.m., Eastern Time. For you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund must receive your order and federal funds (readily available funds) in proper form before 12:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may buy or sell shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

The Fund generally calculates its NAV using the amortized cost method of valuation, to account for any premiums or discounts above or below the face value of any securities that it buys. The Fund's NAV will normally be at $1.00 per share.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

The sale price of each share will be the NAV next determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven Business Days after the Fund receives your request. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE ("ACH"), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED, WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise or for the protection of the Fund's remaining shareholders the Fund may pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

SUSPENSION OF RIGHT TO SELL SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission (the "SEC"). More information about this is in the Fund's SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange Trust Class Shares of any Hancock Horizon Fund for Trust Class Shares of any other Hancock Horizon Fund. You may exchange shares on any Business Day through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 30 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund's investments, and money market instruments in general, and the Fund's intended purpose to serve as a short-term investment vehicle for shareholders, the Adviser has informed the Board that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board has not adopted a Fund policy and procedures with respect to frequent purchases and redemptions of Fund shares.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. In accordance with Rule 22c-2 under the 1940 Act, the Fund has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund's, or in some instances, the financial intermediary's market-timing policy; (2) furnish the Fund, upon its request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund's, or in some instances, the financial intermediary's market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, or for institutional investors, certain corporate information, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be received and your order will be processed at the NAV next determined.

The Fund reserves the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SHAREHOLDER SERVICING ARRANGEMENTS

The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (E.G., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" in the Fund's SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its net investment income monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. Shareholders on the Fund's record date will be entitled to receive the distribution.

Dividends and distributions are paid in the form of additional Fund shares unless an election is made to receive payment in cash. To elect cash payment, a shareholder must notify the Fund, or the investment professional or institution, in writing prior to the date of the distribution. The election will be effective for dividends and distributions paid after receipt of the written notice. The election can be canceled by simply sending written notice to the Fund.

TAXES

INVESTORS SHOULD CONSULT A TAX ADVISOR REGARDING SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, at least annually. The dividends and distributions investors receive may be subject to federal, state and local taxation, depending upon an investor's tax situation. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income rates. Long-term capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have owned your shares. Distributions investors receive from the Fund may be taxable whether or not an investor reinvests them or elects to receive them in cash.

Some or all of the distributions from a mutual fund may be treated as "qualified dividend income," taxable to individuals at the maximum federal tax rate of 15% (lower rates apply to individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations. Under current law, the lower tax rates applicable to qualified dividend income will not apply in taxable years beginning after December 31, 2010. Because the Fund does not expect to receive dividend income, you should not expect to receive any distributions that qualify as qualified dividend income.

Each sale or exchange of Fund shares may be a taxable event. Although the stable share price is not guaranteed, because the Fund expects to maintain a $1.00 NAV, you should not expect to realize any gain or loss on the sale of your Fund shares. For tax purposes, an exchange of Fund shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

The Fund intends to distribute primarily ordinary income. A significant amount of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Trust Class Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five fiscal years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

The information provided below for the fiscal years ended January 31, 2006, 2007, 2008, 2009 and 2010 has been derived from the Fund's financial statements, which have been audited by Ernst & Young LLP, independent registered public accounting firm of the Fund. The financial statements and the unqualified opinion of Ernst & Young LLP are included in the 2010 Annual Report of the Fund, which is available upon request by calling the Fund at 1-800-990-2434.

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE YEARS ENDED JANUARY 31,

                Net                    Net Realized                 Dividends
               Asset                       and            Total        from      Distributions       Total
               Value,       Net         Unrealized        from          Net         from Net       Dividends
             Beginning   Investment   Gains (Losses)   Investment   Investment      Realized          and
              of Year      Income     on Investments   Operations     Income         Gains       Distributions
--------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
TRUST CLASS SHARES
2010          $    xx      $    xx        $  xx          $    xx     $     xx        $  xx         $     xx
2009             1.00         0.01           --             0.01        (0.01)          --            (0.01)
2008             1.00         0.04           --             0.04        (0.04)          --            (0.04)
2007             1.00         0.04           --             0.04        (0.04)          --            (0.04)
2006             1.00         0.03           --             0.03        (0.03)          --            (0.03)

                                                           Ratio of     Ratio of
               Net                 Net                     Expenses       Net
              Asset              Assets,      Ratio of    to Average   Investment
              Value,               End        Expenses    Net Assets     Income     Portfolio
               End      Total    of Year     to Average   (Excluding   to Average   Turnover
           of Period   Return     (000)      Net Assets    Waivers)    Net Assets     Rate
---------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
TRUST CLASS SHARES
2010         $    xx      xx%     $     xx         xx%          xx%          xx%        n/a
2009            1.00     1.04      110,321       0.57         0.60         1.12         n/a
2008            1.00     4.10      156,059       0.58         0.59         4.07         n/a
2007            1.00     4.44      171,440       0.58         0.64         4.37         n/a
2006            1.00     2.68      138,982       0.58         0.65         2.68         n/a

Amounts designated as "--" are either $0 or have been rounded to $0.

                                 PRIVACY NOTICE

The Fund recognizes and respects the privacy concerns of their customers. The Fund collects nonpublic personal information about you in the course of doing business with shareholders and investors. "Nonpublic personal information" is personally identifiable financial information about you. For example, it includes information regarding your social security number, account balance, bank account information and purchase and redemption history.

The Fund collects this information from the following sources:

o    Information we receive from you on applications or other forms;

o Information about your transactions with us and our service providers, or others;

o Information we receive from consumer reporting agencies (including credit bureaus).

What information the Fund discloses and to whom the Fund discloses information.

The Fund only discloses nonpublic personal information the Fund collects about shareholders as permitted by law. For example, the Fund may disclose nonpublic personal information about shareholders:

o To government entities, in response to subpoenas or to comply with laws or regulations.

o When you, the customer, direct the Trust to do so or consent to the disclosure.

o To companies that perform necessary services for the Trust, such as data processing companies that the Trust uses to process your transactions or maintain your account.

o    To protect against fraud, or to collect unpaid debts.

INFORMATION ABOUT FORMER CUSTOMERS.

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices described in this notice.

How the Fund safeguards information.

The Fund conducts its business affairs through trustees, officers and third parties that provide services pursuant to agreements with the Fund (for example, the service providers described above). We restrict access to your personal and account information to those persons who need to know that information in order to provide services to you. The Fund or its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

CUSTOMERS OF OTHER FINANCIAL INSTITUTIONS.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information will be shared with non-affiliated third parties by that entity.

                         HANCOCK HORIZON FAMILY OF FUNDS


INVESTMENT ADVISER

Horizon Advisers
One Hancock Plaza, 3rd Floor
P.O. Box 4019
Gulfport, Mississippi 39502

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available, without charge, through the following:

STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")

The SAI, dated May 31, 2010 includes detailed information about the Hancock Horizon Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain information from the Fund's portfolio manager about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund's holdings and detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-990-2434

BY MAIL:  Write to us at:
Hancock Horizon Funds
2600 Citiplace Drive, Suite 100
Baton Rouge, Louisiana 70808

BY INTERNET:  WWW.HANCOCKHORIZONFUNDS.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV.

The Advisors' Inner Circle Fund II's Investment Company Act registration number is 811-07102.
                                                                 HHF-PS-002-0300

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS
                                  MAY 31, 2010

            SMARTGROWTH(R) LIPPER(R) OPTIMAL CONSERVATIVE INDEX FUND
              SMARTGROWTH(R) LIPPER(R) OPTIMAL MODERATE INDEX FUND
               SMARTGROWTH(R) LIPPER(R) OPTIMAL GROWTH INDEX FUND


                           INSTITUTIONAL CLASS SHARES

                               INVESTMENT ADVISER:
                     HENNION & WALSH ASSET MANAGEMENT, INC.

   THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

** This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:

                                                                          PAGE
     SMARTGROWTH(R) LIPPER(R) OPTIMAL CONSERVATIVE INDEX FUND
         FUND INVESTMENT OBJECTIVE.........................................X
         FUND FEES AND EXPENSES............................................X
         PRINCIPAL INVESTMENT STRATEGIES...................................X
         PRINCIPAL RISKS OF INVESTING IN THE FUND..........................X
         PERFORMANCE INFORMATION...........................................X
         INVESTMENT ADVISER................................................X
         PORTFOLIO MANAGERS................................................X
         PURCHASE AND SALE OF FUND SHARES..................................X
     SMARTGROWTH(R) LIPPER(R) OPTIMAL MODERATE INDEX FUND
         FUND INVESTMENT OBJECTIVE.........................................X
         FUND FEES AND EXPENSES............................................X
         PRINCIPAL INVESTMENT STRATEGIES...................................X
         PRINCIPAL RISKS OF INVESTING IN THE FUND..........................X
         PERFORMANCE INFORMATION...........................................X
         INVESTMENT ADVISER................................................X
         PORTFOLIO MANAGERS................................................X
          PURCHASE AND SALE OF FUND SHARES.................................X
     SMARTGROWTH(R) LIPPER(R) OPTIMAL GROWTH INDEX FUND
         FUND INVESTMENT OBJECTIVE.........................................X
         FUND FEES AND EXPENSES............................................X
         PRINCIPAL INVESTMENT STRATEGIES...................................X
         PRINCIPAL RISKS OF INVESTING IN THE FUND..........................X
         PERFORMANCE INFORMATION...........................................X
         INVESTMENT ADVISER................................................X
         PORTFOLIO MANAGERS................................................X
          PURCHASE AND SALE OF FUND SHARES.................................X
     SUMMARY INFORMATION ABOUT TAXES AND FINANCIAL
         INTERMEDIARY COMPENSATION.........................................X
     MORE INFORMATION ABOUT PRINCIPAL RISK................................XX
     MORE INFORMATION ABOUT FUND INVESTMENTS..............................XX
     INFORMATION ABOUT PORTFOLIO HOLDINGS.................................XX
     INVESTMENT ADVISER...................................................XX
     PORTFOLIO MANAGER....................................................XX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.......................XX
     SHAREHOLDER SERVICING ARRANGEMENTS...................................XX
     PAYMENTS TO FINANCIAL INTERMEDIARIES.................................XX
     OTHER POLICIES.......................................................XX
     DIVIDENDS AND DISTRIBUTIONS..........................................XX
     TAXES................................................................XX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS...............Back Cover

                            SMARTGROWTH(R) LIPPER(R)
                         OPTIMAL CONSERVATIVE INDEX FUND


FUND INVESTMENT OBJECTIVE

The SmartGrowth(R) Lipper(R) Optimal Conservative Index Fund's (the "Fund") investment objective is to track the performance of the Lipper(R) Optimal Conservative Index.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------- ------------------------
                                                                                                INSTITUTIONAL CLASS
                                                                                                      SHARES
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if shares have been held for less than             2.00%
7 days)
--------------------------------------------------------------------------------------------- ------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

------------------------------------------------------------ ---------------------------------------------------------
                                                                            INSTITUTIONAL CLASS SHARES
------------------------------------------------------------ ---------------------------------------------------------
Management Fees                                                                       0.50%
------------------------------------------------------------ ---------------------------------------------------------
Other Expenses                                                                         xx%
------------------------------------------------------------ ---------------------------------------------------------
Acquired Fund Fees and Expenses                                                        xx%
------------------------------------------------------------ ---------------------------------------------------------
Total Annual Fund Operating Expenses(1)                                                xx%
------------------------------------------------------------ ---------------------------------------------------------

1 The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, and not acquired fund fees and expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------- ------------- --------------- ----------------------
      1 YEAR          3 YEARS        5 YEARS            10 YEARS
------------------- ------------- --------------- ----------------------
       $xx              $xx            $xx                 $xx
------------------- ------------- --------------- ----------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs") included in the Lipper(R) Optimal Conservative Index (the "Conservative Index"). The Conservative Index generally is comprised of ETFs and, as a result, the Fund expects to operate as a "fund of funds" (or a "fund of ETFs"). The ETFs that comprise the Conservative Index are pooled investment vehicles whose shares are listed and traded on stock exchanges or otherwise traded in the over-the-counter market. They include, for example, investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act") and other investment vehicles, such as grantor trusts, that are not registered or regulated under the 1940 Act and that typically hold commodities, such as gold or oil, currency or other property that is itself not a security. An ETF holds a portfolio of investments designed to track a particular market segment or underlying index. The Conservative Index may include ETFs designed to provide investment results that match the performance of an underlying index. The Conservative Index also may include ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index ("Enhanced ETFs"). In seeking to provide such results, an ETF, in particular, an Enhanced ETF, may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Conservative Index may also include ETNs, which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The Fund may also invest in cash and cash equivalents related to cash flows in and out of the Fund.

Hennion & Walsh Asset Management, Inc. (the "Adviser") intends to manage the Fund's investments such that it tracks the performance of the Conservative Index by investing substantially all of the Fund's assets in the ETFs and ETNs that Lipper includes in the Conservative Index, holding each in approximately the same proportion as its weighting in the Conservative Index. However, if the Conservative Index includes one or more ETFs or ETNs that could jeopardize the Fund's status as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund may exclude such ETFs or ETNs from its portfolio and invest in securities not included in the Conservative Index that the Adviser believes provide investment exposure comparable to that provided by the excluded ETFs or ETNs ("Substitute Securities"), or reallocate assets to the ETFs and ETNs in the portfolio on a pro rata basis.

Although the Fund tries to achieve a correlation of at least 95% between the performance of the Conservative Index and the Fund's investment results on an annual basis (before fees and expenses), the Fund's ability to track the Conservative Index is affected by transaction costs and other expenses, changes in the composition of the Conservative Index, investments in Substitute Securities (including the possible imposition of taxes on such Substitute Securities), and by the timing and amount of shareholder purchases and redemptions, among other things.

The Conservative Index is a target risk benchmark consisting of a select group of ETFs and ETNs, rebalanced quarterly, designed to maximize returns given a low degree of volatility. Lipper applies proprietary criteria to select ETFs and ETNs from the available universe that are believed to be distinct, high-quality and tradable instruments. Lipper then applies a statistical methodology to determine what percentage of each selected ETF or ETN should be included in the Conservative Index in order to achieve a maximum total return potential for a relatively low level of risk. Risk is measured using standard deviation. Standard deviation is a measure of how much the value of the Conservative Index has varied over different time periods. The Conservative Index is expected to be associated with a lower level of risk and a lower total return potential than the Moderate Index and the Growth Index.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that an investment in the Fund could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INVESTMENTS IN ETFS - When the Fund invests in ETFs, it will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETF and the value of the Fund's investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with the Fund's purchase and sale of shares of ETFs, ETFs incur fees that are separate from those of the Fund. Accordingly, the Fund's shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These ETFs typically hold commodities, such as gold or oil, currency or other property that is itself not a security. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

INVESTMENTS IN ETNS -The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

INDEX TRACKING RISK - The Fund's return may not match the return of its index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, in order to preserve its status as a RIC, the Fund may invest in Substitute Securities, whose returns may not correlate precisely with the returns of the index securities excluded from the Fund's portfolio, or reallocate assets to the ETFs and ETNs in the Fund's portfolio on a pro rata basis if certain ETFs or ETNs contained in its index are excluded from the Fund's portfolio because they do not produce qualifying income under the Code.

TAX RISK - Although the Fund may seek to minimize this risk by investing in Substitute Securities, there is a risk that the Fund may not qualify to be treated as a RIC for federal income tax purposes because the securities included in its index may produce an impermissible amount of non-qualifying income for purposes of the RIC qualification tests. The RIC qualifying income test is determined on an annual basis, so it is difficult to predict whether the Fund will meet this test if it matches adjustments to its index and such adjustments negatively affect the character of the income received by the Fund under these rules. A mutual fund that is treated as a RIC generally avoids paying corporate level federal and state income tax provided it distributes substantially all of its net investment income and net realized capital gains to its shareholders. If the Fund fails to qualify as a RIC, the Fund will not be permitted to deduct its distributions from its taxable income and would be subject to federal and state corporate income taxes on its taxable income and capital gains. In addition, shareholders would be subject to tax on the distributions paid by the Fund to the extent such distributions come from the Fund's current or accumulated earnings and profits. Such dividend distributions would likely be eligible for the reduced rates applicable to qualified dividend income and corporate shareholders would be eligible for the dividends received deduction. As a result of being taxed as a regular corporation (without the benefits of the dividends paid deduction available if it were treated as a RIC), the Fund would be subject to potentially significant tax liabilities and the amount of cash available for distribution to Fund shareholders would be significantly reduced. Furthermore, the taxes paid by the Fund would have a negative impact on the Fund's performance. Even if the Fund chooses to replace a security that produces non-qualifying income with Substitute Securities that produce qualifying income, there can be no guarantee that the Fund's investments in such Substitute Securities will prevent the Fund from failing to qualify as a RIC.

CONCENTRATION RISK - To the extent the index which the Fund tracks may be concentrated in a particular industry or group of industries, the Fund will necessarily be concentrated in that industry or group of industries. By concentrating Fund investments in a single industry or group of industries, the Fund will be indirectly subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

EQUITY RISK - To the extent the ETFs in which the Fund invests hold equity securities, the Fund will be indirectly subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FIXED INCOME RISK - To the extent the ETFs in which the Fund invests hold fixed income securities, the Fund will be indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

SMALL- AND MID-CAPITALIZATION COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of small- and/or mid-capitalization companies, the Fund will be indirectly subject to the risks associated with those companies. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of foreign companies, the Fund will be indirectly subject to the risks associated with these companies. Investing in foreign companies, including direct investments and through American Depositary Receipts ("ADRs") which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

DERIVATIVES RISK - To the extent the Fund invests in ETFs that hold derivatives positions, the Fund will indirectly be subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the gains or losses of an ETF. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives bought and sold by an ETF. An ETF could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent an ETF from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses.

Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to an ETF. Derivatives are often more volatile than other investments and an ETF may lose more in a derivative than it originally invested in it.

An ETF may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk.

LEVERAGING RISK - To the extent the Fund invests in Enhanced ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk. The more an Enhanced ETF invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of an Enhanced ETF's shares to be more volatile than if the Enhanced ETF did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Enhanced ETF's portfolio securities or other investments. An Enhanced ETF will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause an Enhanced ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where an Enhanced ETF, for any reason, is unable to close out the transaction. In addition, to the extent an Enhanced ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Enhanced ETF's investment income, resulting in greater losses. The value of an Enhanced ETF's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Enhanced ETF's investment strategies involve consistently applied leverage.

SHORT SALES RISK - To the extent an ETF sells securities "short," the Fund will indirectly be subject to short sales risk. Short sales are transactions in which an ETF sells a security it does not own. An ETF must borrow the security to make delivery to the buyer. An ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by an ETF. If the underlying security goes down in price between the time an ETF sells the security and buys it back, an ETF will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, an ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, an ETF could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

INVERSE CORRELATION RISK - To the extent the Fund invests in Enhanced ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such Enhanced ETF will fall as the performance of that Enhanced ETF's benchmark rises - a result that is the opposite from traditional mutual funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in Class A Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year and by showing how the Fund's Class A Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Please note that the Institutional Shares had not been offered as of the date of this prospectus. Class A Shares of the Fund are offered in a separate prospectus. Institutional Shares of the of the Fund would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Shares. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at WWW.SMARTGROWTHFUNDS.COM or by calling 1-888-465-5722. [SEI/HENNION&WALSH:
PLEASE CONFIRM]

                      2008                    (7.70)%
                      2009                        xx%

                   BEST QUARTER             WORST QUARTER
                       xx%                        xx%
                    (XX/XX/XX)                 (XX/XX/XX)
         The performance information shown above is based on a calendar year. The Fund's performance from 1/1/10 to 3/31/10 was xx%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                                                                                          SINCE INCEPTION
                                                                               1 YEAR        (06/01/07)
--------------------------------------------------------------------------- ------------- -----------------
FUND RETURNS BEFORE TAXES                                                       xx%             xx%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                       xx%             xx%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES               xx%             xx%
S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)              xx%             xx%
LIPPER(TM) MULTI-CAP CORE FUNDS INDEX (REFLECTS NO DEDUCTION FOR FEES,          xx%             xx%
EXPENSES, OR TAXES)

INVESTMENT ADVISER

Hennion & Walsh Asset Management, Inc. serves as investment adviser to the Fund.

PORTFOLIO MANAGERS

Kevin D. Mahn, Chief Investment Officer, joined the Adviser in 2004 and has managed the Fund since its inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

                            SMARTGROWTH(R) LIPPER(R)
                           OPTIMAL MODERATE INDEX FUND

FUND INVESTMENT OBJECTIVE

The SmartGrowth(R) Lipper(R) Optimal Moderate Index Fund's (the "Fund") investment objective is to track the performance of the Lipper(R) Optimal Moderate Index.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------- ------------------------
                                                                                                INSTITUTIONAL CLASS
                                                                                                      SHARES
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if shares have been held for less than             2.00%
7 days)
--------------------------------------------------------------------------------------------- ------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

------------------------------------------------------------ ---------------------------------------------------------
                                                                            INSTITUTIONAL CLASS SHARES
------------------------------------------------------------ ---------------------------------------------------------
Management Fees                                                                       0.50%
------------------------------------------------------------ ---------------------------------------------------------
Other Expenses                                                                         xx%
------------------------------------------------------------ ---------------------------------------------------------
Acquired Fund Fees and Expenses                                                        xx%
------------------------------------------------------------ ---------------------------------------------------------
Total Annual Fund Operating Expenses(1)                                                xx%
------------------------------------------------------------ ---------------------------------------------------------

1 The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, and not acquired fund fees and expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------- ------------- --------------- ----------------------
      1 YEAR          3 YEARS        5 YEARS            10 YEARS
------------------- ------------- --------------- ----------------------
       $xx              $xx            $xx                 $xx
------------------- ------------- --------------- ----------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs") included in the Lipper(R) Optimal Moderate Index (the "Moderate Index"). The Moderate Index generally is comprised of ETFs and, as a result, the Fund expects to operate as a "fund of funds" (or a "fund of ETFs"). The ETFs that comprise the Moderate Index are pooled investment vehicles whose shares are listed and traded on stock exchanges or otherwise traded in the over-the-counter market. They include, for example, investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act") and other investment vehicles, such as grantor trusts, that are not registered or regulated under the 1940 Act and that typically hold commodities, such as gold or oil, currency or other property that is itself not a security. An ETF holds a portfolio of investments designed to track a particular market segment or underlying index. The Moderate Index may include ETFs designed to provide investment results that match the performance of an underlying index. The Moderate Index also may include ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index ("Enhanced ETFs"). In seeking to provide such results, an ETF, in particular, an Enhanced ETF, may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Moderate Index may also include ETNs, which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The Fund may also invest in cash and cash equivalents related to cash flows in and out of the Fund.

The Adviser intends to manage the Fund's investments such that it tracks the performance of the Moderate Index by investing substantially all of the Fund's assets in the ETFs and ETNs that Lipper includes in the Moderate Index, holding each in approximately the same proportion as its weighting in the Moderate Index. However, if the Moderate Index includes one or more ETFs or ETNs that could jeopardize the Fund's status as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund may exclude such ETFs or ETNs from its portfolio and invest in securities not included in the Moderate Index that the Adviser believes provide investment exposure comparable to that provided by the excluded ETFs or ETNs ("Substitute Securities"), or reallocate assets to the ETFs and ETNs in the portfolio on a pro rata basis.

Although the Fund tries to achieve a correlation of at least 95% between the performance of the Moderate Index and the Fund's investment results on an annual basis (before fees and expenses), the Fund's ability to track the Moderate Index is affected by transaction costs and other expenses, changes in the composition of the Moderate Index, investments in Substitute Securities (including the possible imposition of taxes on such Substitute Securities), and by the timing and amount of shareholder purchases and redemptions, among other things.

The Moderate Index is a target risk benchmark consisting of a select group of ETFs and ETNs, rebalanced quarterly, designed to maximize returns given a moderate degree of volatility. Lipper applies proprietary criteria to select ETFs and ETNs from the available universe that are believed to be distinct, high-quality and tradable instruments. Lipper then applies a statistical methodology to determine what percentage of each selected ETF or ETN should be included in the Moderate Index in order to achieve a maximum total return potential for a relatively moderate level of risk. Risk is measured using standard deviation. Standard deviation is a measure of how much the value of the Moderate Index has varied over different time periods. The Moderate Index is expected to be associated with a higher level of risk and a higher total return potential than the Conservative Index and a lower level of risk and a lower total return potential than the Growth Index.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that an investment in the Fund could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INVESTMENTS IN ETFS - When the Fund invests in ETFs, it will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETF and the value of the Fund's investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with the Fund's purchase and sale of shares of ETFs, ETFs incur fees that are separate from those of the Fund. Accordingly, the Fund's shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These ETFs typically hold commodities, such as gold or oil, currency or other property that is itself not a security. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

INVESTMENTS IN ETNS -The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

INDEX TRACKING RISK - The Fund's return may not match the return of its index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, in order to preserve its status as a RIC, the Fund may invest in Substitute Securities, whose returns may not correlate precisely with the returns of the index securities excluded from the Fund's portfolio, or reallocate assets to the ETFs and ETNs in the Fund's portfolio on a pro rata basis if certain ETFs or ETNs contained in its index are excluded from the Fund's portfolio because they do not produce qualifying income under the Code.

TAX RISK - Although the Fund may seek to minimize this risk by investing in Substitute Securities, there is a risk that the Fund may not qualify to be treated as a RIC for federal income tax purposes because the securities included in its index may produce an impermissible amount of non-qualifying income for purposes of the RIC qualification tests. The RIC qualifying income test is determined on an annual basis, so it is difficult to predict whether the Fund will meet this test if it matches adjustments to its index and such adjustments negatively affect the character of the income received by the Fund under these rules. A mutual fund that is treated as a RIC generally avoids paying corporate level federal and state income tax provided it distributes substantially all of its net investment income and net realized capital gains to its shareholders. If the Fund fails to qualify as a RIC, the Fund will not be permitted to deduct its distributions from its taxable income and would be subject to federal and state corporate income taxes on its taxable income and capital gains. In addition, shareholders would be subject to tax on the distributions paid by the Fund to the extent such distributions come from the Fund's current or accumulated earnings and profits. Such dividend distributions would likely be eligible for the reduced rates applicable to qualified dividend income and corporate shareholders would be eligible for the dividends received deduction. As a result of being taxed as a regular corporation (without the benefits of the dividends paid deduction available if it were treated as a RIC), the Fund would be subject to potentially significant tax liabilities and the amount of cash available for distribution to Fund shareholders would be significantly reduced. Furthermore, the taxes paid by the Fund would have a negative impact on the Fund's performance. Even if the Fund chooses to replace a security that produces non-qualifying income with Substitute Securities that produce qualifying income, there can be no guarantee that the Fund's investments in such Substitute Securities will prevent the Fund from failing to qualify as a RIC.

CONCENTRATION RISK - To the extent the index which the Fund tracks may be concentrated in a particular industry or group of industries, the Fund will necessarily be concentrated in that industry or group of industries. By concentrating Fund investments in a single industry or group of industries, the Fund will be indirectly subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

EQUITY RISK - To the extent the ETFs in which the Fund invests hold equity securities, the Fund will be indirectly subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FIXED INCOME RISK - To the extent the ETFs in which the Fund invests hold fixed income securities, the Fund will be indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

SMALL- AND MID-CAPITALIZATION COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of small- and/or mid-capitalization companies, the Fund will be indirectly subject to the risks associated with those companies. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of foreign companies, the Fund will be indirectly subject to the risks associated with these companies. Investing in foreign companies, including direct investments and through American Depositary Receipts ("ADRs") which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

DERIVATIVES RISK - To the extent the Fund invests in ETFs that hold derivatives positions, the Fund will indirectly be subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the gains or losses of an ETF. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives bought and sold by an ETF. An ETF could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent an ETF from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses.

Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to an ETF. Derivatives are often more volatile than other investments and an ETF may lose more in a derivative than it originally invested in it.

An ETF may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk.

LEVERAGING RISK - To the extent the Fund invests in Enhanced ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk. The more an Enhanced ETF invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of an Enhanced ETF's shares to be more volatile than if the Enhanced ETF did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Enhanced ETF's portfolio securities or other investments. An Enhanced ETF will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause an Enhanced ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where an Enhanced ETF, for any reason, is unable to close out the transaction. In addition, to the extent an Enhanced ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Enhanced ETF's investment income, resulting in greater losses. The value of an Enhanced ETF's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Enhanced ETF's investment strategies involve consistently applied leverage.

SHORT SALES RISK - To the extent an ETF sells securities "short," the Fund will indirectly be subject to short sales risk. Short sales are transactions in which an ETF sells a security it does not own. An ETF must borrow the security to make delivery to the buyer. An ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by an ETF. If the underlying security goes down in price between the time an ETF sells the security and buys it back, an ETF will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, an ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, an ETF could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

INVERSE CORRELATION RISK - To the extent the Fund invests in Enhanced ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such Enhanced ETF will fall as the performance of that Enhanced ETF's benchmark rises - a result that is the opposite from traditional mutual funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in Class A Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year and by showing how the Fund's Class A Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Class A Shares of the Fund are offered in a separate prospectus. Institutional Shares of the of the Fund would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Shares. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Please note that the Institutional Shares had not been offered as of the date of this prospectus. Updated performance information is available on the Fund's website at WWW.SMARTGROWTHFUNDS.COM or by calling 1-888-465-5722. [SEI/HENNION&WALSH:
PLEASE CONFIRM]

                  2008                    (8.84)%
                  2009                        xx%

               BEST QUARTER             WORST QUARTER
                   xx%                      xx%
               (XX/XX/XX)               (XX/XX/XX)
         The performance information shown above is based on a calendar year. The Fund's performance from 1/1/10 to 3/31/10 was xx%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                                                                                          SINCE INCEPTION
                                                                               1 YEAR        (06/01/07)
--------------------------------------------------------------------------- ------------- -----------------
FUND RETURNS BEFORE TAXES                                                       xx%             xx%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                       xx%             xx%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES               xx%             xx%
S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)              xx%             xx%
LIPPER(TM) MULTI-CAP CORE FUNDS INDEX (REFLECTS NO DEDUCTION FOR FEES,
EXPENSES, OR TAXES)                                                             xx%             xx%



INVESTMENT ADVISER

Hennion & Walsh Asset Management, Inc. serves as investment adviser to the Fund.

PORTFOLIO MANAGERS

Kevin D. Mahn, Chief Investment Officer, joined the Adviser in 2004 and has managed the Fund since its inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

                            SMARTGROWTH(R) LIPPER(R)
                            OPTIMAL GROWTH INDEX FUND


FUND INVESTMENT OBJECTIVE

The SmartGrowth(R) Lipper(R) Optimal Growth Index Fund's (the "Fund") investment objective is to track the performance of the Lipper(R) Optimal Growth Index.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------- ------------------------
                                                                                                INSTITUTIONAL CLASS
                                                                                                      SHARES
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if shares have been held for less than             2.00%
7 days)
--------------------------------------------------------------------------------------------- ------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

------------------------------------------------------------ ---------------------------------------------------------
                                                                            INSTITUTIONAL CLASS SHARES
------------------------------------------------------------ ---------------------------------------------------------
Investment Advisory Fees                                                              0.50%
------------------------------------------------------------ ---------------------------------------------------------
Other Expenses                                                                         xx%
------------------------------------------------------------ ---------------------------------------------------------
Acquired Fund Fees and Expenses                                                        xx%
------------------------------------------------------------ ---------------------------------------------------------
Total Annual Fund Operating Expenses(1)                                                xx%
------------------------------------------------------------ ---------------------------------------------------------

1 The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, and not acquired fund fess and expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------- ------------- --------------- ----------------------
      1 YEAR          3 YEARS        5 YEARS            10 YEARS
------------------- ------------- --------------- ----------------------
       $xx              $xx            $xx                 $xx
------------------- ------------- --------------- ----------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs") included in the Lipper(R) Optimal Growth Index (the "Growth Index"). The Growth Index generally is comprised of ETFs and, as a result, the Fund expects to operate as a "fund of funds" (or a "fund of ETFs"). The ETFs that comprise the Growth Index are pooled investment vehicles whose shares are listed and traded on stock exchanges or otherwise traded in the over-the-counter market. They include, for example, investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act") and other investment vehicles, such as grantor trusts, that are not registered or regulated under the 1940 Act and that typically hold commodities, such as gold or oil, currency or other property that is itself not a security. An ETF holds a portfolio of investments designed to track a particular market segment or underlying index. The Growth Index may include ETFs designed to provide investment results that match the performance of an underlying index. The Growth Index also may include ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index ("Enhanced ETFs"). In seeking to provide such results, an ETF, in particular, an Enhanced ETF, may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Growth Index may also include ETNs, which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The Fund may also invest in cash and cash equivalents related to cash flows in and out of the Fund.

The Adviser intends to manage the Fund's investments such that it tracks the performance of the Growth Index by investing substantially all of the Fund's assets in the ETFs and ETNs that Lipper includes in the Growth Index, holding each in approximately the same proportion as its weighting in the Growth Index. However, if the Growth Index includes one or more ETFs or ETNs that could jeopardize the Fund's status as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund may exclude such ETFs or ETNs from its portfolio and invest in securities not included in the Growth Index that the Adviser believes provide investment exposure comparable to that provided by the excluded ETFs or ETNs ("Substitute Securities"), or reallocate assets to the ETFs and ETNs in the portfolio on a pro rata basis.

Although the Fund tries to achieve a correlation of at least 95% between the performance of the Growth Index and the Fund's investment results on an annual basis (before fees and expenses), the Fund's ability to track the Growth Index is affected by transaction costs and other expenses, changes in the composition of the Growth Index, investments in Substitute Securities (including the possible imposition of taxes on such Substitute Securities), and by the timing and amount of shareholder purchases and redemptions, among other things.

The Growth Index is a target risk benchmark consisting of a select group of ETFs and ETNs, rebalanced quarterly, designed to maximize returns given a high degree of volatility. Lipper applies proprietary criteria to select ETFs and ETNs from the available universe that are believed to be distinct, high-quality and tradable instruments. Lipper then applies a statistical methodology to determine what percentage of each selected ETF or ETN should be included in the Growth Index in order to achieve a maximum total return potential for a relatively high level of risk. Risk is measured using standard deviation. Standard deviation is a measure of how much the value of the Growth Index has varied over different time periods. The Growth Index is expected to be associated with a higher level of risk and a higher total return potential than the Moderate Index and the Conservative Index.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that an investment in the Fund could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INVESTMENTS IN ETFS - When the Fund invests in ETFs, it will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETF and the value of the Fund's investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with the Fund's purchase and sale of shares of ETFs, ETFs incur fees that are separate from those of the Fund. Accordingly, the Fund's shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These ETFs typically hold commodities, such as gold or oil, currency or other property that is itself not a security. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

INVESTMENTS IN ETNS -The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

INDEX TRACKING RISK - The Fund's return may not match the return of its index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, in order to preserve its status as a RIC, the Fund may invest in Substitute Securities, whose returns may not correlate precisely with the returns of the index securities excluded from the Fund's portfolio, or reallocate assets to the ETFs and ETNs in the Fund's portfolio on a pro rata basis if certain ETFs or ETNs contained in its index are excluded from the Fund's portfolio because they do not produce qualifying income under the Code.

TAX RISK - Although the Fund may seek to minimize this risk by investing in Substitute Securities, there is a risk that the Fund may not qualify to be treated as a RIC for federal income tax purposes because the securities included in its index may produce an impermissible amount of non-qualifying income for purposes of the RIC qualification tests. The RIC qualifying income test is determined on an annual basis, so it is difficult to predict whether the Fund will meet this test if it matches adjustments to its index and such adjustments negatively affect the character of the income received by the Fund under these rules. A mutual fund that is treated as a RIC generally avoids paying corporate level federal and state income tax provided it distributes substantially all of its net investment income and net realized capital gains to its shareholders. If the Fund fails to qualify as a RIC, the Fund will not be permitted to deduct its distributions from its taxable income and would be subject to federal and state corporate income taxes on its taxable income and capital gains. In addition, shareholders would be subject to tax on the distributions paid by the Fund to the extent such distributions come from the Fund's current or accumulated earnings and profits. Such dividend distributions would likely be eligible for the reduced rates applicable to qualified dividend income and corporate shareholders would be eligible for the dividends received deduction. As a result of being taxed as a regular corporation (without the benefits of the dividends paid deduction available if it were treated as a RIC), the Fund would be subject to potentially significant tax liabilities and the amount of cash available for distribution to Fund shareholders would be significantly reduced. Furthermore, the taxes paid by the Fund would have a negative impact on the Fund's performance. Even if the Fund chooses to replace a security that produces non-qualifying income with Substitute Securities that produce qualifying income, there can be no guarantee that the Fund's investments in such Substitute Securities will prevent the Fund from failing to qualify as a RIC.

CONCENTRATION RISK - To the extent the index which the Fund tracks may be concentrated in a particular industry or group of industries, the Fund will necessarily be concentrated in that industry or group of industries. By concentrating Fund investments in a single industry or group of industries, the Fund will be indirectly subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

EQUITY RISK - To the extent the ETFs in which the Fund invests hold equity securities, the Fund will be indirectly subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FIXED INCOME RISK - To the extent the ETFs in which the Fund invests hold fixed income securities, the Fund will be indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

SMALL- AND MID-CAPITALIZATION COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of small- and/or mid-capitalization companies, the Fund will be indirectly subject to the risks associated with those companies. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of foreign companies, the Fund will be indirectly subject to the risks associated with these companies. Investing in foreign companies, including direct investments and through American Depositary Receipts ("ADRs") which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

DERIVATIVES RISK - To the extent the Fund invests in ETFs that hold derivatives positions, the Fund will indirectly be subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the gains or losses of an ETF. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives bought and sold by an ETF. An ETF could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent an ETF from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses.

Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to an ETF. Derivatives are often more volatile than other investments and an ETF may lose more in a derivative than it originally invested in it.

An ETF may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk.

LEVERAGING RISK - To the extent the Fund invests in Enhanced ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk. The more an Enhanced ETF invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of an Enhanced ETF's shares to be more volatile than if the Enhanced ETF did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Enhanced ETF's portfolio securities or other investments. An Enhanced ETF will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause an Enhanced ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where an Enhanced ETF, for any reason, is unable to close out the transaction. In addition, to the extent an Enhanced ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Enhanced ETF's investment income, resulting in greater losses. The value of an Enhanced ETF's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Enhanced ETF's investment strategies involve consistently applied leverage.

SHORT SALES RISK - To the extent an ETF sells securities "short," the Fund will indirectly be subject to short sales risk. Short sales are transactions in which an ETF sells a security it does not own. An ETF must borrow the security to make delivery to the buyer. An ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by an ETF. If the underlying security goes down in price between the time an ETF sells the security and buys it back, an ETF will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, an ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, an ETF could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

INVERSE CORRELATION RISK - To the extent the Fund invests in Enhanced ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such Enhanced ETF will fall as the performance of that Enhanced ETF's benchmark rises - a result that is the opposite from traditional mutual funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in Class A Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year and by showing how the Fund's Class A Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Please note that the Institutional Shares had not been offered as of the date of this prospectus. Class A Shares of the Fund are offered in a separate prospectus. Institutional Shares of the of the Fund would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Shares. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at WWW.SMARTGROWTHFUNDS.COM or by calling 1-888-465-5722. [SEI/HENNION&WALSH:
PLEASE CONFIRM]

                     2008                   (18.29)%
                     2009                        xx%

                 BEST QUARTER                  WORST QUARTER
                      XX%                          XX%
                   (XX/XX/XX)                   (XX/XX/XX)

         The performance information shown above is based on a calendar year. The Fund's performance from 1/1/10 to 3/31/10 was xx%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                                                                                          SINCE INCEPTION
                                                                               1 YEAR        (06/01/07)
--------------------------------------------------------------------------- ------------- -----------------
FUND RETURNS BEFORE TAXES                                                       xx%             xx%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                       xx%             xx%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES               xx%             xx%
S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)              xx%             xx%
LIPPER(TM) MULTI-CAP CORE FUNDS INDEX (REFLECTS NO DEDUCTION FOR FEES,
EXPENSES, OR TAXES)                                                             xx%             xx%

INVESTMENT ADVISER

Hennion & Walsh Asset Management, Inc. serves as investment adviser to the Fund.

PORTFOLIO MANAGERS

Kevin D. Mahn, Chief Investment Officer, joined the Adviser in 2004 and has managed the Fund since its inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

SUMMARY INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION

PURCHASE AND SALE OF FUND SHARES

To purchase shares of a Fund for the first time, you must invest at least $250,000. There is no minimum for subsequent investments. A Fund may accept initial investments of smaller amounts in its sole discretion.

If you own your shares directly, you may sell your shares on any day that the New York Stock Exchange is open for business by contacting the Funds directly by mail or telephone at 1-888-465-5722.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Funds.

TAX INFORMATION

Each Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT PRINCIPAL RISK

Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. You could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based on the market prices of the ETNs or ETFs held by the Fund. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the ETNs or the types of investments an underlying ETF owns and the markets in which they trade. The effect on a Fund of a change in the value of a single investment of an underlying ETF will depend on how widely the underlying ETF diversifies its holdings.

EQUITY RISK - Equity securities in which the underlying ETFs invest include public and privately issued equity securities, common and preferred stocks, warrants, shares of ADRs and rights to subscribe to common stock and convertible securities. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stock holders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK-- The market value of the underlying ETFs' fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

FOREIGN SECURITY RISK - The underlying ETFs' investments in securities of foreign companies (including direct investments as well as investments through ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

The Funds each track the performance of a separate index of ETFs and ETNs, as described below. These indices were developed by Lipper(R) in December 2006 and cover a range of investor risk profiles.

------------------------------------------------------------ ---------------------------------------------------------
SmartGrowth(R) Lipper(R) Optimal Conservative Index Fund     LIPPER(R) OPTIMAL CONSERVATIVE INDEX - a target risk
                                                             benchmark consisting of a select group of ETFs and ETNs,
                                                             rebalanced quarterly, designed to maximize returns given a low degree of volatility.

------------------------------------------------------------ ---------------------------------------------------------
SmartGrowth(R)  Lipper(R) Optimal Moderate  Index Fund       LIPPER(R)   OPTIMAL   MODERATE   INDEX  -  a  target  risk
                                                             benchmark  consisting  of a  select  group  of ETFs  and
                                                             ETNs,   rebalanced   quarterly,   designed  to  maximize
                                                             returns given a moderate degree of volatility.

------------------------------------------------------------ ---------------------------------------------------------
SmartGrowth(R)  Lipper(R) Optimal Growth Index Fund          LIPPER(R)  OPTIMAL  GROWTH INDEX - a target risk benchmark
                                                             consisting   of  a  select   group  of  ETFs  and  ETNs,
                                                             rebalanced  quarterly,   designed  to  maximize  returns
                                                             given a high degree of volatility.

------------------------------------------------------------ ---------------------------------------------------------

The investments and strategies described in this prospectus are those that each Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Funds may invest up to 100% of their assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If a Fund invests in this manner, it may not achieve its investment objective. The Funds will only make temporary defensive investments if the Adviser believes that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of investments described in this prospectus. In addition to the investments and strategies described in this prospectus, the Funds also may use other strategies and engage in other investment practices that are not part of their principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the SAI.

INVESTMENT ADVISER

Hennion & Walsh Asset Management, Inc., a New Jersey corporation formed in 2003, serves as the investment adviser to the Funds. The Adviser's principal place of business is located at 2001 Route 46, Waterview Plaza, Parsippany, New Jersey 07054. The Adviser is an affiliate of Hennion and Walsh, Inc., a full service broker-dealer that has provided investment services since 1990. The Adviser manages and supervises the investment of the Funds' assets on a discretionary basis. As of March 31, 2010, the Adviser had approximately $xx in assets under management.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% based on the average daily net assets of the Funds. The Funds' Adviser has voluntarily agreed to reduce fees and reimburse expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) in order to keep each Fund's actual Total Annual Fund Operating Expenses from exceeding 1.25% for Institutional Class Shares. The Adviser may discontinue all or part of this expense limitation agreement at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between each Fund's total annual Fund operating expenses and 1.25% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three year period. [For the fiscal year ended January 31, 2010, the Funds did not pay any advisory fees to the Adviser.][PLEASE CONFIRM]

The Adviser has entered into a licensing agreement with Lipper(R) to obtain the right to offer shares of a registered investment company that pursues an investment program that seeks to track the Index and to obtain information and assistance from Lipper(R) to facilitate the operations of the Funds. Fees payable to Lipper(R) under this agreement are paid by the Adviser and not by the Funds.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Fund's Semi-Annual Report dated July 31, 2009.

PORTFOLIO MANAGER

Kevin D. Mahn serves as the portfolio manager for the Funds and Chief Investment Officer of the Adviser. The Adviser has employed Mr. Mahn since September of 2004. Prior to joining the Adviser, Mr. Mahn worked at Lehman Brothers in various capacities since September of 1993, leaving as a Senior Vice President. Mr. Mahn received his M.B.A. (Finance) from Fairleigh Dickinson University in 1993 and B.A. (Business Administration) from Muhlenberg College in 1991. Mr. Mahn has also served as an adjunct faculty member of Fairleigh Dickinson University in their Accounting, Economics and Finance Department.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of Fund shares.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Class Shares of the Funds.

Institutional Class Shares are for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

All investments must be made by check, Automated Clearing House ("ACH") or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier's checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third-party checks, Treasury checks, credit card checks, traveler's checks, checks drawn on banks outside of the United States or starter checks for the purchase of shares, or any other check deemed high risk in the sole discretion of the Funds.

The Funds reserve the right to reject any specific purchase order for any reason. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."

Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

BY MAIL

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the fund name. Make your check payable to SmartGrowth(R) Funds.

REGULAR MAIL ADDRESS

UMB Fund Services ("UMBFS")
c/o SmartGrowth(R) Funds
P.O. Box 2085 Milwaukee, WI 53201-2085

EXPRESS MAIL ADDRESS

UMB Fund Services
c/o SmartGrowth(R) Funds
803 West Michigan Street
Milwaukee, WI 53233

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

NOTE: UMBFS will charge your account a $25 fee for any payment returned. In addition, you will be responsible for any losses suffered by the Funds as a result, such as the cost to the Funds of covering the exchange.

BY WIRE

To open an account by wire, call 1-888-465-5722 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number). To purchase shares by wire, UMBFS must have received a completed application and issued an account number to you. Call 1-888-465-5722 for instructions prior to wiring the funds.

WIRING INSTRUCTIONS

Send your investment to UMB Bank, n.a. with these instructions:

UMB Bank, n.a.
ABA Number 101000695
For credit to SmartGrowth(R) Funds Account Number 9871691861 Further credit to:
Shareholder account number; names(s) of shareholder(s); SSN or TIN, and name of Fund to be purchased

The Funds and UMB Bank, n.a. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

ADDING TO AN ACCOUNT BY TELEPHONE

You automatically have the privilege to purchase additional shares by telephone unless you have declined this privilege on your account application. To purchase shares by telephone, you must also have ACH instructions on your account because payment for purchases of shares may only be made through an ACH debit of your bank account. You may call 1-888-465-5722 to purchase shares in an existing account.

Investments made by electronic funds transfer must be in amounts of at least $100 and not greater than $50,000.

HOW TO REDEEM FUND SHARES

REDEMPTION BY MAIL

You may mail your redemption request to:

BY MAIL:
UMB Fund Services
c/o SmartGrowth(R) Funds
P.O. Box 2085 Milwaukee, WI 53201

BY OVERNIGHT OR EXPRESS MAIL:
UMB Fund Services
c/o SmartGrowth(R) FundS
803 West Michigan Street
Milwaukee, WI 53233

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.

It is important that your redemption request be mailed to the correct address and be in good order. If a redemption request is inadvertently sent to the Funds at their corporate address, it will be forwarded to UMB, and the redemption request will be processed at the next NAV calculated after receipt in good order. No redemption will be made until a request is submitted in good order.

A redemption request is considered to be in "good order" if the following information is included:
   o     The name of the Fund;
   o     The dollar amount or number of shares being redeemed;
   o     The account number; and
   o The signatures of all shareholders (including a Medallion signature guarantee when necessary).

Redemption requests for accounts in the names of corporations, fiduciaries and institutions may require additional documents, such as corporate resolutions, certificates of incumbency or copies of trust documents. Please contact shareholder services at 1-888-465-5722 for additional information.

If your request is not in good order, you or your intermediary will be notified and provided with the opportunity to make such changes or additions as necessary to be considered in good order. Your request will be considered to be in good order only after all required changes or additions have been made.

REDEMPTION BY TELEPHONE

You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application. Call shareholder services at 1-888-465-5722 between 8:30 a.m. and 6:30 p.m. Eastern Time. You may redeem as little as $100 and as much as $50,000 by telephone.

Note: Neither the Funds nor their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting that you correctly state:

   o     Your account number;
   o     The name in which your account is registered;
   o The Social Security or Taxpayer Identification Number under which the account is registered; and
   o     The address of the account holder, as stated in the Purchase
         Application.

ADDITIONAL REDEMPTION PROVISIONS

Once we receive your order to redeem shares, you may not revoke or cancel it. We cannot accept an order to redeem that specifies a particular date, price or any other special conditions.

If you are an IRA shareholder, you must indicate on your redemption request whether to withhold federal income tax. If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding.

If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Your AIP, if any, will be cancelled.

The Funds reserve the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not reasonably practicable, or the SEC permits the suspension of the right of redemption or the postponement of the date of payment of a redemption.

REDEEMING THROUGH FINANCIAL INTERMEDIARIES

A broker-dealer, financial institution, or other service provider may charge a fee to redeem your Fund shares. If the financial intermediary is the shareholder of record, a Fund may accept redemption requests only from that financial intermediary.

MEDALLION SIGNATURE GUARANTEE

In addition to the requirements discussed above, a Medallion signature guarantee will be required for:

   o Redemptions made by wire transfer to a bank other than the bank of record;
   o Redemptions payable other than exactly as the account is registered or for accounts whose ownership has changed;
   o Redemptions mailed to an address other than the address on the account or to an address that has been changed within 30 days of the redemption request;
   o     Redemptions over $50,000;
   o     Adding the telephone redemption option to an existing account;
   o     Changing ownership of your account; or
   o     Adding or changing automated bank instructions to an existing account.

The Funds reserve the right to require a Medallion signature guarantee under other circumstances. Medallion signature guarantees may generally be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A notary public is not an acceptable signature guarantor.

EXCHANGING SHARES

At no charge, you may exchange Institutional Class Shares of a Fund for Institutional Class Shares of another Fund in the SmartGrowth(R) Funds complex by writing to or calling the Funds. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."

CHOOSING A DISTRIBUTION OPTION

When you complete your account application, you may choose from three distribution options.

1. You may invest all income dividends and capital gains distributions in additional shares of a Fund. This option is assigned automatically if no other choice is made.

2. You may elect to receive income dividends and capital gains distributions in cash.

3. You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of a Fund.

If you elect to receive distributions and dividends by check and the post office cannot deliver your check, or if your check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at a Fund's then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received. You may change your election at any time. Your request for a change must be received in writing by UMBFS prior to the record date for the distribution for which a change is requested.

HOUSEHOLDING

In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-888-465-5722 to request individual copies of these documents, or if your shares are held through a financial intermediary please contact them directly. The Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

TRANSACTION POLICIES

CALCULATING YOUR SHARE PRICE

You may buy or sell shares of a Fund on each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). Requests to buy and sell shares of a Fund are processed at the NAV next computed after the Fund receives and accepts your order. The Funds calculate NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). To receive the NAV on any given day, the Fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day if the NYSE is open for trading that day. If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- each Fund will calculate NAV as of the earlier closing time.

The Funds calculate their NAV by adding the total value of their assets, subtracting their liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the Funds generally value their investment portfolios at market price. If market prices are not readily available or the Funds reasonably believe that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Funds are required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Funds' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Funds assign to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Funds may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from a Fund through its transfer agent, you may also buy or sell shares of a Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from a Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to a Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to a Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds' transfer agent in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with a Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

PAYMENT OF REDEMPTION PROCEEDS

Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (proceeds wired to your bank account will be subject to a $15 fee). The Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form, meaning that it is complete and contains all necessary information, and has all supporting documentation (such as proper Medallion signature guarantees, IRA rollover forms, etc.). The Funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Medallion signature guarantees are for the protection of shareholders. Before they grant a redemption request, the Funds may require a shareholder to furnish additional legal documents to insure proper authorization. If you redeem shares that were recently purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 days from the purchase date.

REDEMPTIONS IN-KIND

Under certain conditions and at the Funds' discretion, you may pay for shares of the Funds with securities instead of cash. The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. The Funds will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the need to sell your shares. If your shares are redeemed for this reason within 7 calendar days of their purchase, the redemption fee will not be applied.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER SERVICING ARRANGEMENTS

The Funds may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Funds generally pay financial intermediaries a fee that is based on the assets of the Funds that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of a Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (E.G., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with "shelf space," placing it on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by the U.S. Securities and Exchange Commission ("SEC") and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" in the Funds' SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of a Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Funds indirectly invest in foreign securities traded primarily on markets that close prior to the time a Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares by virtue of their Fund share transaction, if those prices reflect the fair value of the foreign securities. Although the Funds have procedures designed to determine the fair value of foreign securities for purposes of calculating their NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

For more information on how the Funds use fair value pricing, see "Calculating Your Share Price." The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

o Shareholders are restricted from making more than five "round trips" including exchanges into or out of a Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

o The Funds assess a redemption fee of 2.00% on redemptions by shareholders of Fund shares held for less than 7 calendar days (subject to certain exceptions as discussed in "Redemption Fee").

o The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company of Act 1940, as amended, the Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Funds', or in certain instances, the financial intermediary's market-timing policy; (2) furnish the Funds, upon their request, with information regarding customer trading activities in shares of the Funds; and
(3) enforce the Funds', or in certain instances, the financial intermediary's market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds' shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of such trading, each Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 7 days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to the exchange of shares or shares purchased with reinvested dividends or distributions. In determining how long shares of a Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'.

Each Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) failed verifications; (v) involuntary redemptions; and (vi) retirement loans and withdrawals. The redemption fee will not be applied on redemptions made within the 7 calendar day period because the account does not meet the applicable minimum account size or because the Fund is unable to verify the accountholder's identity within a reasonable time after the account is opened.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Funds reserve the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications. If your account is closed for this reason, the redemption fee will not be applied. You will not be entitled to recover any sales charges paid in connection with your purchase of Fund Shares.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

Normally, each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

** Each Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT
FEDERAL, STATE AND LOCAL INCOME TAXES. The following is a summary of the federal income tax consequences of investing in the Funds. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

Each Fund intends to make an election to be taxable as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund, however, intends to make investments in ETFs and ETNs, the tax consequences of which are uncertain for purposes of meeting the RIC qualification requirements, including the RIC qualifying income test. The RIC qualifying income test is determined on an annual basis, so it is difficult to predict whether a Fund will meet this test if it matches adjustments to its respective index and such adjustments negatively affect the character of the income received by a Fund under these rules. Each Fund intends to monitor their investments in ETFs and ETNs in an effort to limit its non-qualifying income under the Qualifying Income Requirement to be under 10% of each Fund's gross income.

** Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Funds may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Funds as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the Funds will send you a statement showing the types and total amount of distributions you received during the previous year. You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 1-888-465-5722 to find out when the Fund expects to make a distribution to shareholders.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. The gain or loss on the sale of Fund shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

Because the Funds indirectly invest in foreign securities it may be subject to foreign withholding taxes with respect to dividends or interest that the Fund receives from sources in foreign countries.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                 PRIVACY NOTICE

The Funds recognize and respect the privacy concerns of their customers. The Funds collect nonpublic personal information about you in the course of doing business with shareholders and investors. "Nonpublic personal information" is personally identifiable financial information about you. For example, it includes information regarding your social security number, account balance, bank account information and purchase and redemption history.

The Funds collect this information from the following sources:

o        Information we receive from you on applications or other forms;

o Information about your transactions with us and our service providers, or others;

o Information we receive from consumer reporting agencies (including credit bureaus).

What information the Funds disclose and to whom the Funds disclose information.

The Funds only disclose nonpublic personal information the Funds collect about shareholders as permitted by law. For example, the Funds may disclose nonpublic personal information about shareholders:

o To government entities, in response to subpoenas or to comply with laws or regulations.

o When you, the customer, direct the Funds to do so or consent to the disclosure.

o To companies that perform necessary services for the Funds, such as shareholder servicing centers that the Funds use to process your transactions or maintain your account.

o        To protect against fraud, or to collect unpaid debts.

INFORMATION ABOUT FORMER CUSTOMERS.

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices described in this notice.

How the Funds safeguard information.

The Funds conduct their business affairs through trustees, officers and third parties that provide services pursuant to agreements with the Funds (for example, the service providers described above). We restrict access to your personal and account information to those persons who need to know that information in order to provide services to you. The Funds or their service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

CUSTOMERS OF OTHER FINANCIAL INSTITUTIONS.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information will be shared with non-affiliated third parties by that entity.

                              SMARTGROWTH(R) FUNDS
INVESTMENT ADVISER
Hennion & Walsh Asset Management, Inc.
2001 Route 46, Waterview Plaza
Parsippany, NJ 07054

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI includes detailed information about the Funds and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports contain information from the Funds' portfolio manager about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Funds' holdings and detailed financial information about the Funds.

TO OBTAIN AN SAI OR MORE INFORMATION:

BY TELEPHONE:     1-888-465-5722

BY MAIL:          UMB Fund Services
                  c/o SmartGrowth(R) Funds
                  P.O. Box 2085
                  Milwaukee, WI 53201-2085

BY INTERNET:      WWW.SMARTGROWTHFUNDS.COM

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.

                                                                 HWM-PS-002-0400

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS
                                  MAY 31, 2010

            SMARTGROWTH(R) LIPPER(R) OPTIMAL CONSERVATIVE INDEX FUND
                              TICKER SYMBOL: LPCAX

              SMARTGROWTH(R) LIPPER(R) OPTIMAL MODERATE INDEX FUND
                              TICKER SYMBOL: LPMAX

               SMARTGROWTH(R) LIPPER(R) OPTIMAL GROWTH INDEX FUND
                              TICKER SYMBOL: LPGAX

                                 CLASS A SHARES

                               INVESTMENT ADVISER:
                     HENNION & WALSH ASSET MANAGEMENT, INC.

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:

                                                                   PAGE
     SMARTGROWTH(R) LIPPER(R) OPTIMAL CONSERVATIVE INDEX FUND
         FUND INVESTMENT OBJECTIVE....................................X
         FUND FEES AND EXPENSES.......................................X
         PRINCIPAL INVESTMENT STRATEGIES..............................X
         PRINCIPAL RISKS OF INVESTING IN THE FUND.....................X
         PERFORMANCE INFORMATION......................................X
         INVESTMENT ADVISER...........................................X
         PORTFOLIO MANAGERS...........................................X
         PURCHASE AND SALE OF FUND SHARES.............................X
     SMARTGROWTH(R) LIPPER(R) OPTIMAL MODERATE INDEX FUND
         FUND INVESTMENT OBJECTIVE....................................X
         FUND FEES AND EXPENSES.......................................X
         PRINCIPAL INVESTMENT STRATEGIES..............................X
         PRINCIPAL RISKS OF INVESTING IN THE FUND.....................X
         PERFORMANCE INFORMATION......................................X
         INVESTMENT ADVISER...........................................X
         PORTFOLIO MANAGERS...........................................X
         PURCHASE AND SALE OF FUND SHARES.............................X
     SMARTGROWTH(R) LIPPER(R) OPTIMAL GROWTH INDEX FUND
         FUND INVESTMENT OBJECTIVE....................................X
         FUND FEES AND EXPENSES.......................................X
         PRINCIPAL INVESTMENT STRATEGIES..............................X
         PRINCIPAL RISKS OF INVESTING IN THE FUND.....................X
         PERFORMANCE INFORMATION......................................X
         INVESTMENT ADVISER...........................................X
         PORTFOLIO MANAGERS...........................................X
         PURCHASE AND SALE OF FUND SHARES.............................X
     SUMMARY INFORMATION ABOUT TAXES AND FINANCIAL
         INTERMEDIARY COMPENSATION....................................X
     MORE INFORMATION ABOUT PRINCIPAL RISK............................X
     MORE INFORMATION ABOUT FUND INVESTMENTS..........................X
     INFORMATION ABOUT PORTFOLIO HOLDINGS.............................X
     INVESTMENT ADVISER...............................................X
     PORTFOLIO MANAGER................................................X
     PURCHASING, SELLING AND EXCHANGING FUND SHARES...................x
     DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS..............X
     PAYMENTS TO FINANCIAL INTERMEDIARIES.............................X
     OTHER POLICIES...................................................X
     DIVIDENDS AND DISTRIBUTIONS......................................X
     TAXES............................................................X
     FINANCIAL HIGHLIGHTS.............................................X
     HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS..........Back Cover

                            SMARTGROWTH(R) LIPPER(R)
                         OPTIMAL CONSERVATIVE INDEX FUND


FUND INVESTMENT OBJECTIVE

The SmartGrowth(R) Lipper(R) Optimal Conservative Index Fund's (the "Fund") investment objective is to track the performance of the Lipper(R) Optimal Conservative Index.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the SmartGrowth(R) Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page xx of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------- ------------------------
                                                                                                  CLASS A SHARES
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                 4.75%(1)
--------------------------------------------------------------------------------------------- ------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a              None
percentage of offering price)
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if shares have been held for less than             2.00%
7 days)
--------------------------------------------------------------------------------------------- ------------------------

(1) This sales charge varies depending on how much you invest in the Fund. Class A Shares purchased without a front-end sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Contingent Deferred Sales Charges (CDSC) -- Class A Shares.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------- -------------------------------------------------
                                                                     CLASS A SHARES
--------------------------------------------------- -------------------------------------------------
Management Fees                                                          0.50%
--------------------------------------------------- -------------------------------------------------
Distribution (12b-1) Fees                                                0.25%
--------------------------------------------------- -------------------------------------------------
Other Expenses(1)                                                         xx%
--------------------------------------------------- -------------------------------------------------
Acquired Fund Fees and Expenses                                           xx%
--------------------------------------------------- -------------------------------------------------
Total Annual Fund Operating Expenses(2)                                   xx%
--------------------------------------------------- -------------------------------------------------

(1) Other Expenses include shareholder servicing fees of up to 0.25% of the Class A Shares' average daily net assets.
(2) The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, and not acquired fund fees and expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------- ------------- --------------- ----------------------
      1 YEAR          3 YEARS        5 YEARS            10 YEARS
------------------- ------------- --------------- ----------------------
       $xx              $xx            $xx                 $xx
------------------- ------------- --------------- ----------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs") included in the Lipper(R) Optimal Conservative Index (the "Conservative Index"). The Conservative Index generally is comprised of ETFs and, as a result, the Fund expects to operate as a "fund of funds" (or a "fund of ETFs"). The ETFs that comprise the Conservative Index are pooled investment vehicles whose shares are listed and traded on stock exchanges or otherwise traded in the over-the-counter market. They include, for example, investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act") and other investment vehicles, such as grantor trusts, that are not registered or regulated under the 1940 Act and that typically hold commodities, such as gold or oil, currency or other property that is itself not a security. An ETF holds a portfolio of investments designed to track a particular market segment or underlying index. The Conservative Index may include ETFs designed to provide investment results that match the performance of an underlying index. The Conservative Index also may include ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index ("Enhanced ETFs"). In seeking to provide such results, an ETF, in particular, an Enhanced ETF, may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Conservative Index may also include ETNs, which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The Fund may also invest in cash and cash equivalents related to cash flows in and out of the Fund.

Hennion & Walsh Asset Management, Inc. (the "Adviser") intends to manage the Fund's investments such that it tracks the performance of the Conservative Index by investing substantially all of the Fund's assets in the ETFs and ETNs that Lipper includes in the Conservative Index, holding each in approximately the same proportion as its weighting in the Conservative Index. However, if the Conservative Index includes one or more ETFs or ETNs that could jeopardize the Fund's status as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund may exclude such ETFs or ETNs from its portfolio and invest in securities not included in the Conservative Index that the Adviser believes provide investment exposure comparable to that provided by the excluded ETFs or ETNs ("Substitute Securities"), or reallocate assets to the ETFs and ETNs in the portfolio on a pro rata basis.

Although the Fund tries to achieve a correlation of at least 95% between the performance of the Conservative Index and the Fund's investment results on an annual basis (before fees and expenses), the Fund's ability to track the Conservative Index is affected by transaction costs and other expenses, changes in the composition of the Conservative Index, investments in Substitute Securities (including the possible imposition of taxes on such Substitute Securities), and by the timing and amount of shareholder purchases and redemptions, among other things.

The Conservative Index is a target risk benchmark consisting of a select group of ETFs and ETNs, rebalanced quarterly, designed to maximize returns given a low degree of volatility. Lipper applies proprietary criteria to select ETFs and ETNs from the available universe that are believed to be distinct, high-quality and tradable instruments. Lipper then applies a statistical methodology to determine what percentage of each selected ETF or ETN should be included in the Conservative Index in order to achieve a maximum total return potential for a relatively low level of risk. Risk is measured using standard deviation. Standard deviation is a measure of how much the value of the Conservative Index has varied over different time periods. The Conservative Index is expected to be associated with a lower level of risk and a lower total return potential than the Moderate Index and the Growth Index.


PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that an investment in the Fund could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INVESTMENTS IN ETFS - When the Fund invests in ETFs, it will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETF and the value of the Fund's investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with the Fund's purchase and sale of shares of ETFs, ETFs incur fees that are separate from those of the Fund. Accordingly, the Fund's shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These ETFs typically hold commodities, such as gold or oil, currency or other property that is itself not a security. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

INVESTMENTS IN ETNS -The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

INDEX TRACKING RISK - The Fund's return may not match the return of its index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, in order to preserve its status as a RIC, the Fund may invest in Substitute Securities, whose returns may not correlate precisely with the returns of the index securities excluded from the Fund's portfolio, or reallocate assets to the ETFs and ETNs in the Fund's portfolio on a pro rata basis if certain ETFs or ETNs contained in its index are excluded from the Fund's portfolio because they do not produce qualifying income under the Code.

TAX RISK - Although the Fund may seek to minimize this risk by investing in Substitute Securities, there is a risk that the Fund may not qualify to be treated as a RIC for federal income tax purposes because the securities included in its index may produce an impermissible amount of non-qualifying income for purposes of the RIC qualification tests. The RIC qualifying income test is determined on an annual basis, so it is difficult to predict whether the Fund will meet this test if it matches adjustments to its index and such adjustments negatively affect the character of the income received by the Fund under these rules. A mutual fund that is treated as a RIC generally avoids paying corporate level federal and state income tax provided it distributes substantially all of its net investment income and net realized capital gains to its shareholders. If the Fund fails to qualify as a RIC, the Fund will not be permitted to deduct its distributions from its taxable income and would be subject to federal and state corporate income taxes on its taxable income and capital gains. In addition, shareholders would be subject to tax on the distributions paid by the Fund to the extent such distributions come from the Fund's current or accumulated earnings and profits. Such dividend distributions would likely be eligible for the reduced rates applicable to qualified dividend income and corporate shareholders would be eligible for the dividends received deduction. As a result of being taxed as a regular corporation (without the benefits of the dividends paid deduction available if it were treated as a RIC), the Fund would be subject to potentially significant tax liabilities and the amount of cash available for distribution to Fund shareholders would be significantly reduced. Furthermore, the taxes paid by the Fund would have a negative impact on the Fund's performance. Even if the Fund chooses to replace a security that produces non-qualifying income with Substitute Securities that produce qualifying income, there can be no guarantee that the Fund's investments in such Substitute Securities will prevent the Fund from failing to qualify as a RIC.

CONCENTRATION RISK - To the extent the index which the Fund tracks may be concentrated in a particular industry or group of industries, the Fund will necessarily be concentrated in that industry or group of industries. By concentrating Fund investments in a single industry or group of industries, the Fund will be indirectly subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

EQUITY RISK - To the extent the ETFs in which the Fund invests hold equity securities, the Fund will be indirectly subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FIXED INCOME RISK - To the extent the ETFs in which the Fund invests hold fixed income securities, the Fund will be indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

SMALL- AND MID-CAPITALIZATION COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of small- and/or mid-capitalization companies, the Fund will be indirectly subject to the risks associated with those companies. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of foreign companies, the Fund will be indirectly subject to the risks associated with these companies. Investing in foreign companies, including direct investments and through American Depositary Receipts ("ADRs") which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

DERIVATIVES RISK - To the extent the Fund invests in ETFs that hold derivatives positions, the Fund will indirectly be subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the gains or losses of an ETF. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives bought and sold by an ETF. An ETF could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent an ETF from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses.

Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to an ETF. Derivatives are often more volatile than other investments and an ETF may lose more in a derivative than it originally invested in it.

An ETF may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk.

LEVERAGING RISK - To the extent the Fund invests in Enhanced ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk. The more an Enhanced ETF invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of an Enhanced ETF's shares to be more volatile than if the Enhanced ETF did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Enhanced ETF's portfolio securities or other investments. An Enhanced ETF will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause an Enhanced ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where an Enhanced ETF, for any reason, is unable to close out the transaction. In addition, to the extent an Enhanced ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Enhanced ETF's investment income, resulting in greater losses. The value of an Enhanced ETF's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Enhanced ETF's investment strategies involve consistently applied leverage.

SHORT SALES RISK - To the extent an ETF sells securities "short," the Fund will indirectly be subject to short sales risk. Short sales are transactions in which an ETF sells a security it does not own. An ETF must borrow the security to make delivery to the buyer. An ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by an ETF. If the underlying security goes down in price between the time an ETF sells the security and buys it back, an ETF will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, an ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, an ETF could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

INVERSE CORRELATION RISK - To the extent the Fund invests in Enhanced ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such Enhanced ETF will fall as the performance of that Enhanced ETF's benchmark rises - a result that is the opposite from traditional mutual funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in Class A Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year and by showing how the Fund's Class A Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at WWW.SMARTGROWTHFUNDS.COM or by calling 1-888-465-5722.

                     2008                    (7.70)%
                     2009                        xx%


             BEST QUARTER                  WORST QUARTER
                  xx%                          xx%
               (XX/XX/XX)                   (XX/XX/XX)

          The performance information shown above is based on a calendar year. The Fund's performance from 1/1/10 to 3/31/10 was xx%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                                                                                          SINCE INCEPTION
                                                                               1 YEAR        (06/01/07)
--------------------------------------------------------------------------- ------------- -----------------
FUND RETURNS BEFORE TAXES (REFLECTS A MAXIMUM SALES CHARGE OF 4.75%)            xx%             xx%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                       xx%             xx%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES               xx%             xx%
S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)              xx%             xx%
LIPPER(TM)  MULTI-CAP  CORE FUNDS  INDEX  (REFLECTS  NO  DEDUCTION  FOR FEES,
EXPENSES, OR TAXES)                                                             xx%             xx%

INVESTMENT ADVISER

Hennion & Walsh Asset Management, Inc. serves as investment adviser to the Fund.

PORTFOLIO MANAGERS

Kevin D. Mahn, Chief Investment Officer, joined the Adviser in 2004 and has managed the Fund since its inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

                            SMARTGROWTH(R) LIPPER(R)
                           OPTIMAL MODERATE INDEX FUND


FUND INVESTMENT OBJECTIVE

The SmartGrowth(R) Lipper(R) Optimal Moderate Index Fund's (the "Fund") investment objective is to track the performance of the Lipper(R) Optimal Moderate Index.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the SmartGrowth(R) Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page xx of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------- ------------------------
                                                                                                  CLASS A SHARES
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                 4.75%(1)
--------------------------------------------------------------------------------------------- ------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a              None
percentage of offering price)
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if shares have been held for less than             2.00%
7 days)
--------------------------------------------------------------------------------------------- ------------------------

(1) This sales charge varies depending on how much you invest in the Fund. Class A Shares purchased without a front-end sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Contingent Deferred Sales Charges (CDSC) -- Class A Shares.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)


-------------------------------------------------- -------------------------------------------------
                                                                    CLASS A SHARES
-------------------------------------------------- -------------------------------------------------
Management Fees                                                         0.50%
-------------------------------------------------- -------------------------------------------------
Distribution (12b-1) Fees                                               0.25%
-------------------------------------------------- -------------------------------------------------
Other Expenses(1)                                                        xx%
-------------------------------------------------- -------------------------------------------------
Acquired Fund Fees and Expenses                                          xx%
-------------------------------------------------- -------------------------------------------------
Total Annual Fund Operating Expenses(2)                                  xx%
-------------------------------------------------- -------------------------------------------------

(1) Other Expenses include shareholder servicing fees of up to 0.25% of the Class A Shares' average daily net assets.
(2) The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, and not acquired fund fees and expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


------------------- ------------- --------------- ----------------------
      1 YEAR          3 YEARS        5 YEARS            10 YEARS
------------------- ------------- --------------- ----------------------
       $xx              $xx            $xx                 $xx
------------------- ------------- --------------- ----------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs") included in the Lipper(R) Optimal Moderate Index (the "Moderate Index"). The Moderate Index generally is comprised of ETFs and, as a result, the Fund expects to operate as a "fund of funds" (or a "fund of ETFs"). The ETFs that comprise the Moderate Index are pooled investment vehicles whose shares are listed and traded on stock exchanges or otherwise traded in the over-the-counter market. They include, for example, investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act") and other investment vehicles, such as grantor trusts, that are not registered or regulated under the 1940 Act and that typically hold commodities, such as gold or oil, currency or other property that is itself not a security. An ETF holds a portfolio of investments designed to track a particular market segment or underlying index. The Moderate Index may include ETFs designed to provide investment results that match the performance of an underlying index. The Moderate Index also may include ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index ("Enhanced ETFs"). In seeking to provide such results, an ETF, in particular, an Enhanced ETF, may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Moderate Index may also include ETNs, which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The Fund may also invest in cash and cash equivalents related to cash flows in and out of the Fund.

The Adviser intends to manage the Fund's investments such that it tracks the performance of the Moderate Index by investing substantially all of the Fund's assets in the ETFs and ETNs that Lipper includes in the Moderate Index, holding each in approximately the same proportion as its weighting in the Moderate Index. However, if the Moderate Index includes one or more ETFs or ETNs that could jeopardize the Fund's status as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund may exclude such ETFs or ETNs from its portfolio and invest in securities not included in the Moderate Index that the Adviser believes provide investment exposure comparable to that provided by the excluded ETFs or ETNs ("Substitute Securities"), or reallocate assets to the ETFs and ETNs in the portfolio on a pro rata basis.

Although the Fund tries to achieve a correlation of at least 95% between the performance of the Moderate Index and the Fund's investment results on an annual basis (before fees and expenses), the Fund's ability to track the Moderate Index is affected by transaction costs and other expenses, changes in the composition of the Moderate Index, investments in Substitute Securities (including the possible imposition of taxes on such Substitute Securities), and by the timing and amount of shareholder purchases and redemptions, among other things.

The Moderate Index is a target risk benchmark consisting of a select group of ETFs and ETNs, rebalanced quarterly, designed to maximize returns given a moderate degree of volatility. Lipper applies proprietary criteria to select ETFs and ETNs from the available universe that are believed to be distinct, high-quality and tradable instruments. Lipper then applies a statistical methodology to determine what percentage of each selected ETF or ETN should be included in the Moderate Index in order to achieve a maximum total return potential for a relatively moderate level of risk. Risk is measured using standard deviation. Standard deviation is a measure of how much the value of the Moderate Index has varied over different time periods. The Moderate Index is expected to be associated with a higher level of risk and a higher total return potential than the Conservative Index and a lower level of risk and a lower total return potential than the Growth Index.


PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that an investment in the Fund could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INVESTMENTS IN ETFS - When the Fund invests in ETFs, it will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETF and the value of the Fund's investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with the Fund's purchase and sale of shares of ETFs, ETFs incur fees that are separate from those of the Fund. Accordingly, the Fund's shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These ETFs typically hold commodities, such as gold or oil, currency or other property that is itself not a security. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

INVESTMENTS IN ETNS -The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

INDEX TRACKING RISK - The Fund's return may not match the return of its index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, in order to preserve its status as a RIC, the Fund may invest in Substitute Securities, whose returns may not correlate precisely with the returns of the index securities excluded from the Fund's portfolio, or reallocate assets to the ETFs and ETNs in the Fund's portfolio on a pro rata basis if certain ETFs or ETNs contained in its index are excluded from the Fund's portfolio because they do not produce qualifying income under the Code.

TAX RISK - Although the Fund may seek to minimize this risk by investing in Substitute Securities, there is a risk that the Fund may not qualify to be treated as a RIC for federal income tax purposes because the securities included in its index may produce an impermissible amount of non-qualifying income for purposes of the RIC qualification tests. The RIC qualifying income test is determined on an annual basis, so it is difficult to predict whether the Fund will meet this test if it matches adjustments to its index and such adjustments negatively affect the character of the income received by the Fund under these rules. A mutual fund that is treated as a RIC generally avoids paying corporate level federal and state income tax provided it distributes substantially all of its net investment income and net realized capital gains to its shareholders. If the Fund fails to qualify as a RIC, the Fund will not be permitted to deduct its distributions from its taxable income and would be subject to federal and state corporate income taxes on its taxable income and capital gains. In addition, shareholders would be subject to tax on the distributions paid by the Fund to the extent such distributions come from the Fund's current or accumulated earnings and profits. Such dividend distributions would likely be eligible for the reduced rates applicable to qualified dividend income and corporate shareholders would be eligible for the dividends received deduction. As a result of being taxed as a regular corporation (without the benefits of the dividends paid deduction available if it were treated as a RIC), the Fund would be subject to potentially significant tax liabilities and the amount of cash available for distribution to Fund shareholders would be significantly reduced. Furthermore, the taxes paid by the Fund would have a negative impact on the Fund's performance. Even if the Fund chooses to replace a security that produces non-qualifying income with Substitute Securities that produce qualifying income, there can be no guarantee that the Fund's investments in such Substitute Securities will prevent the Fund from failing to qualify as a RIC.

CONCENTRATION RISK - To the extent the index which the Fund tracks may be concentrated in a particular industry or group of industries, the Fund will necessarily be concentrated in that industry or group of industries. By concentrating Fund investments in a single industry or group of industries, the Fund will be indirectly subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

EQUITY RISK - To the extent the ETFs in which the Fund invests hold equity securities, the Fund will be indirectly subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FIXED INCOME RISK - To the extent the ETFs in which the Fund invests hold fixed income securities, the Fund will be indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

SMALL- AND MID-CAPITALIZATION COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of small- and/or mid-capitalization companies, the Fund will be indirectly subject to the risks associated with those companies. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of foreign companies, the Fund will be indirectly subject to the risks associated with these companies. Investing in foreign companies, including direct investments and through American Depositary Receipts ("ADRs") which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

DERIVATIVES RISK - To the extent the Fund invests in ETFs that hold derivatives positions, the Fund will indirectly be subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the gains or losses of an ETF. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives bought and sold by an ETF. An ETF could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent an ETF from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses.

Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to an ETF. Derivatives are often more volatile than other investments and an ETF may lose more in a derivative than it originally invested in it.

An ETF may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk.

LEVERAGING RISK - To the extent the Fund invests in Enhanced ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk. The more an Enhanced ETF invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of an Enhanced ETF's shares to be more volatile than if the Enhanced ETF did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Enhanced ETF's portfolio securities or other investments. An Enhanced ETF will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause an Enhanced ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where an Enhanced ETF, for any reason, is unable to close out the transaction. In addition, to the extent an Enhanced ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Enhanced ETF's investment income, resulting in greater losses. The value of an Enhanced ETF's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Enhanced ETF's investment strategies involve consistently applied leverage.

SHORT SALES RISK - To the extent an ETF sells securities "short," the Fund will indirectly be subject to short sales risk. Short sales are transactions in which an ETF sells a security it does not own. An ETF must borrow the security to make delivery to the buyer. An ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by an ETF. If the underlying security goes down in price between the time an ETF sells the security and buys it back, an ETF will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, an ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, an ETF could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

INVERSE CORRELATION RISK - To the extent the Fund invests in Enhanced ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such Enhanced ETF will fall as the performance of that Enhanced ETF's benchmark rises - a result that is the opposite from traditional mutual funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in Class A Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year and by showing how the Fund's Class A Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at WWW.SMARTGROWTHFUNDS.COM or by calling 1-888-465-5722.

                2008                    (8.84)%
                2009                        xx%

            BEST QUARTER             WORST QUARTER
                 xx%                       xx%
              (XX/XX/XX)               (XX/XX/XX)

          The performance information shown above is based on a calendar year. The Fund's performance from 1/1/10 to 3/31/10 was xx%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                                                                                          SINCE INCEPTION
                                                                               1 YEAR        (06/01/07)
--------------------------------------------------------------------------- ------------- -----------------
FUND RETURNS BEFORE TAXES (REFLECTS A MAXIMUM SALES CHARGE OF 4.75%)          (x.xx)%         (x.xx)%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                     (x.xx)%         (x.xx)%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES             (x.xx)%         (x.xx)%
S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)            (x.xx)%         (x.xx)%
LIPPER(TM) MULTI-CAP CORE FUNDS INDEX (REFLECTS NO DEDUCTION FOR FEES,
EXPENSES, OR TAXES)                                                           (x.xx)%         (x.xx)%

INVESTMENT ADVISER

Hennion & Walsh Asset Management, Inc. serves as investment adviser to the Fund.

PORTFOLIO MANAGERS

Kevin D. Mahn, Chief Investment Officer, joined the Adviser in 2004 and has managed the Fund since its inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

                            SMARTGROWTH(R) LIPPER(R)
                            OPTIMAL GROWTH INDEX FUND


FUND INVESTMENT OBJECTIVE

The SmartGrowth(R) Lipper(R) Optimal Growth Index Fund's (the "Fund") investment objective is to track the performance of the Lipper(R) Optimal Growth Index.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the SmartGrowth(R) Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page xx of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------- ------------------------
                                                                                                  CLASS A SHARES
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                 4.75%(1)
--------------------------------------------------------------------------------------------- ------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a              None
percentage of offering price)
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if shares have been held for less than             2.00%
7 days)
--------------------------------------------------------------------------------------------- ------------------------

(1) This sales charge varies depending on how much you invest in the Fund. Class A Shares purchased without a front-end sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Contingent Deferred Sales Charges (CDSC) -- Class A Shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

-------------------------------------------------- -------------------------------------------------
                                                                    CLASS A SHARES
-------------------------------------------------- -------------------------------------------------
Management Fees                                                         0.50%
-------------------------------------------------- -------------------------------------------------
Distribution (12b-1) Fees                                               0.25%
-------------------------------------------------- -------------------------------------------------
Other Expenses(1)                                                        xx%
-------------------------------------------------- -------------------------------------------------
Acquired Fund Fees and Expenses                                          xx%
-------------------------------------------------- -------------------------------------------------
Total Annual Fund Operating Expenses(2)                                  xx%
-------------------------------------------------- -------------------------------------------------

(1) Other Expenses include shareholder servicing fees of up to 0.25% of the Class A Shares' average daily net assets.
(2) The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, and not acquired fund fees and expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------- ------------- --------------- ----------------------
      1 YEAR          3 YEARS        5 YEARS            10 YEARS
------------------- ------------- --------------- ----------------------
       $xx              $xx            $xx                 $xx
------------------- ------------- --------------- ----------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs") included in the Lipper(R) Optimal Growth Index (the "Growth Index"). The Growth Index generally is comprised of ETFs and, as a result, the Fund expects to operate as a "fund of funds" (or a "fund of ETFs"). The ETFs that comprise the Growth Index are pooled investment vehicles whose shares are listed and traded on stock exchanges or otherwise traded in the over-the-counter market. They include, for example, investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act") and other investment vehicles, such as grantor trusts, that are not registered or regulated under the 1940 Act and that typically hold commodities, such as gold or oil, currency or other property that is itself not a security. An ETF holds a portfolio of investments designed to track a particular market segment or underlying index. The Growth Index may include ETFs designed to provide investment results that match the performance of an underlying index. The Growth Index also may include ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index ("Enhanced ETFs"). In seeking to provide such results, an ETF, in particular, an Enhanced ETF, may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Growth Index may also include ETNs, which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The Fund may also invest in cash and cash equivalents related to cash flows in and out of the Fund.

The Adviser intends to manage the Fund's investments such that it tracks the performance of the Growth Index by investing substantially all of the Fund's assets in the ETFs and ETNs that Lipper includes in the Growth Index, holding each in approximately the same proportion as its weighting in the Growth Index. However, if the Growth Index includes one or more ETFs or ETNs that could jeopardize the Fund's status as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund may exclude such ETFs or ETNs from its portfolio and invest in securities not included in the Growth Index that the Adviser believes provide investment exposure comparable to that provided by the excluded ETFs or ETNs ("Substitute Securities"), or reallocate assets to the ETFs and ETNs in the portfolio on a pro rata basis.

Although the Fund tries to achieve a correlation of at least 95% between the performance of the Growth Index and the Fund's investment results on an annual basis (before fees and expenses), the Fund's ability to track the Growth Index is affected by transaction costs and other expenses, changes in the composition of the Growth Index, investments in Substitute Securities (including the possible imposition of taxes on such Substitute Securities), and by the timing and amount of shareholder purchases and redemptions, among other things.

The Growth Index is a target risk benchmark consisting of a select group of ETFs and ETNs, rebalanced quarterly, designed to maximize returns given a high degree of volatility. Lipper applies proprietary criteria to select ETFs and ETNs from the available universe that are believed to be distinct, high-quality and tradable instruments. Lipper then applies a statistical methodology to determine what percentage of each selected ETF or ETN should be included in the Growth Index in order to achieve a maximum total return potential for a relatively high level of risk. Risk is measured using standard deviation. Standard deviation is a measure of how much the value of the Growth Index has varied over different time periods. The Growth Index is expected to be associated with a higher level of risk and a higher total return potential than the Moderate Index and the Conservative Index.


PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that an investment in the Fund could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INVESTMENTS IN ETFS - When the Fund invests in ETFs, it will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETF and the value of the Fund's investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with the Fund's purchase and sale of shares of ETFs, ETFs incur fees that are separate from those of the Fund. Accordingly, the Fund's shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These ETFs typically hold commodities, such as gold or oil, currency or other property that is itself not a security. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

INVESTMENTS IN ETNS -The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

INDEX TRACKING RISK - The Fund's return may not match the return of its index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, in order to preserve its status as a RIC, the Fund may invest in Substitute Securities, whose returns may not correlate precisely with the returns of the index securities excluded from the Fund's portfolio, or reallocate assets to the ETFs and ETNs in the Fund's portfolio on a pro rata basis if certain ETFs or ETNs contained in its index are excluded from the Fund's portfolio because they do not produce qualifying income under the Code.

TAX RISK - Although the Fund may seek to minimize this risk by investing in Substitute Securities, there is a risk that the Fund may not qualify to be treated as a RIC for federal income tax purposes because the securities included in its index may produce an impermissible amount of non-qualifying income for purposes of the RIC qualification tests. The RIC qualifying income test is determined on an annual basis, so it is difficult to predict whether the Fund will meet this test if it matches adjustments to its index and such adjustments negatively affect the character of the income received by the Fund under these rules. A mutual fund that is treated as a RIC generally avoids paying corporate level federal and state income tax provided it distributes substantially all of its net investment income and net realized capital gains to its shareholders. If the Fund fails to qualify as a RIC, the Fund will not be permitted to deduct its distributions from its taxable income and would be subject to federal and state corporate income taxes on its taxable income and capital gains. In addition, shareholders would be subject to tax on the distributions paid by the Fund to the extent such distributions come from the Fund's current or accumulated earnings and profits. Such dividend distributions would likely be eligible for the reduced rates applicable to qualified dividend income and corporate shareholders would be eligible for the dividends received deduction. As a result of being taxed as a regular corporation (without the benefits of the dividends paid deduction available if it were treated as a RIC), the Fund would be subject to potentially significant tax liabilities and the amount of cash available for distribution to Fund shareholders would be significantly reduced. Furthermore, the taxes paid by the Fund would have a negative impact on the Fund's performance. Even if the Fund chooses to replace a security that produces non-qualifying income with Substitute Securities that produce qualifying income, there can be no guarantee that the Fund's investments in such Substitute Securities will prevent the Fund from failing to qualify as a RIC.

CONCENTRATION RISK - To the extent the index which the Fund tracks may be concentrated in a particular industry or group of industries, the Fund will necessarily be concentrated in that industry or group of industries. By concentrating Fund investments in a single industry or group of industries, the Fund will be indirectly subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

EQUITY RISK - To the extent the ETFs in which the Fund invests hold equity securities, the Fund will be indirectly subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FIXED INCOME RISK - To the extent the ETFs in which the Fund invests hold fixed income securities, the Fund will be indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

SMALL- AND MID-CAPITALIZATION COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of small- and/or mid-capitalization companies, the Fund will be indirectly subject to the risks associated with those companies. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of foreign companies, the Fund will be indirectly subject to the risks associated with these companies. Investing in foreign companies, including direct investments and through American Depositary Receipts ("ADRs") which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

DERIVATIVES RISK - To the extent the Fund invests in ETFs that hold derivatives positions, the Fund will indirectly be subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the gains or losses of an ETF. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives bought and sold by an ETF. An ETF could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent an ETF from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses.

Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to an ETF. Derivatives are often more volatile than other investments and an ETF may lose more in a derivative than it originally invested in it.

An ETF may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk.

LEVERAGING RISK - To the extent the Fund invests in Enhanced ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk. The more an Enhanced ETF invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of an Enhanced ETF's shares to be more volatile than if the Enhanced ETF did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Enhanced ETF's portfolio securities or other investments. An Enhanced ETF will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause an Enhanced ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where an Enhanced ETF, for any reason, is unable to close out the transaction. In addition, to the extent an Enhanced ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Enhanced ETF's investment income, resulting in greater losses. The value of an Enhanced ETF's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Enhanced ETF's investment strategies involve consistently applied leverage.

SHORT SALES RISK - To the extent an ETF sells securities "short," the Fund will indirectly be subject to short sales risk. Short sales are transactions in which an ETF sells a security it does not own. An ETF must borrow the security to make delivery to the buyer. An ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by an ETF. If the underlying security goes down in price between the time an ETF sells the security and buys it back, an ETF will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, an ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, an ETF could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

INVERSE CORRELATION RISK - To the extent the Fund invests in Enhanced ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such Enhanced ETF will fall as the performance of that Enhanced ETF's benchmark rises - a result that is the opposite from traditional mutual funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in Class A Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year and by showing how the Fund's Class A Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at WWW.SMARTGROWTHFUNDS.COM or by calling 1-888-465-5722.

               2008                   (18.29)%
               2009                        xx%

          BEST QUARTER              WORST QUARTER
                xx%                       xx%
            (XX/XX/XX)                (XX/XX/XX)

         The performance information shown above is based on a calendar year. The Fund's performance from 1/1/10 to 3/31/10 was xx%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                                                                                          SINCE INCEPTION
                                                                               1 YEAR        (06/01/07)
--------------------------------------------------------------------------- ------------- -----------------
FUND RETURNS BEFORE TAXES (REFLECTS A MAXIMUM SALES CHARGE OF 4.75%)            xx%             xx%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                       xx%             xx%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES               xx%             xx%
S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)              xx%             xx%
LIPPER(TM) MULTI-CAP CORE FUNDS INDEX (REFLECTS NO DEDUCTION FOR FEES,
EXPENSES, OR TAXES)                                                             xx%             xx%



INVESTMENT ADVISER

Hennion & Walsh Asset Management, Inc. serves as investment adviser to the Fund.

PORTFOLIO MANAGERS

Kevin D. Mahn, Chief Investment Officer, joined the Adviser in 2004 and has managed the Fund since its inception.


FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

SUMMARY INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION

PURCHASE AND SALE OF FUND SHARES

To purchase shares of a Fund for the first time, you must invest at least $1,000. There is no minimum for subsequent investments. A Fund may accept initial investments of smaller amounts in its sole discretion.

If you own your shares directly, you may sell your shares on any day that the New York Stock Exchange is open for business by contacting the Funds directly by mail or telephone at 1-888-465-5722.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Funds.

TAX INFORMATION

Each Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT PRINCIPAL RISK

Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. You could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based on the market prices of the ETNs or ETFs held by the Fund. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the ETNs or the types of investments an underlying ETF owns and the markets in which they trade. The effect on a Fund of a change in the value of a single investment of an underlying ETF will depend on how widely the underlying ETF diversifies its holdings.

EQUITY RISK - Equity securities in which the underlying ETFs invest include public and privately issued equity securities, common and preferred stocks, warrants, shares of ADRs and rights to subscribe to common stock and convertible securities. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stock holders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK-- The market value of the underlying ETFs' fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

FOREIGN SECURITY RISK - The underlying ETFs' investments in securities of foreign companies (including direct investments as well as investments through ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

The Funds each track the performance of a separate index of ETFs and ETNs, as described below. These indices were developed by Lipper(R) in December 2006 and cover a range of investor risk profiles.

------------------------------------------------------------ ---------------------------------------------------------
SmartGrowth(R) Lipper(R) Optimal Conservative Index Fund     LIPPER(R) OPTIMAL CONSERVATIVE INDEX - a target risk
                                                             benchmark consisting of a select group of ETFs and ETNs,
                                                             rebalanced quarterly, designed to maximize returns given a low degree of volatility.

------------------------------------------------------------ ---------------------------------------------------------
SmartGrowth(R)  Lipper(R) Optimal Moderate  Index Fund       LIPPER(R) OPTIMAL MODERATE INDEX - a target risk
                                                             benchmark consisting of a select group of ETFs and
                                                             ETNs, rebalanced quarterly, designed to maximize
                                                             returns given a moderate degree of volatility.

------------------------------------------------------------ ---------------------------------------------------------
SmartGrowth(R)  Lipper(R) Optimal Growth Index Fund          LIPPER(R) OPTIMAL GROWTH INDEX - a target risk benchmark
                                                             consisting of a select group of ETFs and ETNs,
                                                             rebalanced quarterly, designed to maximize returns
                                                             given a high degree of volatility.

------------------------------------------------------------ ---------------------------------------------------------

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, each Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If a Fund invests in this manner, it may not achieve its investment objective. The Funds will only make temporary defensive investments if the Adviser believes that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of investments described in this prospectus. In addition to the investments and strategies described in this prospectus, each Fund also may use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that a Fund will achieve its investment goals.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the SAI.

INVESTMENT ADVISER

Hennion & Walsh Asset Management, Inc., a New Jersey corporation formed in 2003, serves as the investment adviser to the Funds. The Adviser's principal place of business is located at 2001 Route 46, Waterview Plaza, Parsippany, New Jersey 07054. The Adviser is an affiliate of Hennion and Walsh, Inc., a full service broker-dealer that has provided investment services since 1990. The Adviser manages and supervises the investment of the Funds' assets on a discretionary basis. As of March 31, 2010, the Adviser had approximately $xx in assets under management.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% based on the average daily net assets of the Funds. The Funds' Adviser has voluntarily agreed to reduce fees and reimburse expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) in order to keep each Fund's actual Total Annual Fund Operating Expenses from exceeding 1.50% for Class A Shares. The Adviser may discontinue all or part of this expense limitation agreement at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between each Fund's total annual Fund operating expenses and 1.50% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three year period. [For the fiscal year ended January 31, 2010, the Funds did not pay any advisory fees to the Adviser.][PLEASE CONFIRM]

The Adviser has entered into a licensing agreement with Lipper(R) to obtain the right to offer shares of a registered investment company that pursues an investment program that seeks to track the Index and to obtain information and assistance from Lipper(R) to facilitate the operations of the Funds. Fees payable to Lipper(R) under this agreement are paid by the Adviser and not by the Funds.

A discussion regarding the basis for the Board's approval of the Funds' investment advisory agreement is available in the Fund's Semi-Annual Report dated July 31, 2009.

PORTFOLIO MANAGER

Kevin D. Mahn serves as the portfolio manager for the Funds and Chief Investment Officer of the Adviser. The Adviser has employed Mr. Mahn since September of 2004. Prior to joining the Adviser, Mr. Mahn worked at Lehman Brothers in various capacities since September of 1993, leaving as a Senior Vice President. Mr. Mahn received his M.B.A. (Finance) from Fairleigh Dickinson University in 1993 and B.A. (Business Administration) from Muhlenberg College in 1991. Mr.
Mahn has also served as an adjunct faculty member of Fairleigh Dickinson University in their Accounting, Economics and Finance Department.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of Fund shares.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Funds.

Class A Shares are for individual and retail investors.

HOW TO PURCHASE FUND SHARES

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier's checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third-party checks, Treasury checks, credit card checks, traveler's checks, checks drawn on banks outside of the United States or starter checks for the purchase of shares, or any other check deemed high risk in the sole discretion of the Funds.

The Funds reserve the right to reject any specific purchase order for any reason. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."

Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

BY MAIL

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the fund name. Make your check payable to SmartGrowth(R) Funds.

REGULAR MAIL ADDRESS

UMB Fund Services ("UMBFS")
c/o SmartGrowth(R) Funds
P.O. Box 2085
Milwaukee, WI 53201-2085

EXPRESS MAIL ADDRESS

UMB Fund Services
c/o SmartGrowth(R) Funds
803 West Michigan Street
Milwaukee, WI 53233

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

NOTE: UMBFS will charge your account a $25 fee for any payment returned. In addition, you will be responsible for any losses suffered by the Funds as a result, such as the cost to the Funds of covering the exchange.

BY WIRE

To open an account by wire, call 1-888-465-5722 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number). To purchase shares by wire, UMBFS must have received a completed application and issued an account number to you. Call 1-888-465-5722 for instructions prior to wiring the funds.

WIRING INSTRUCTIONS

Send your investment to UMB Bank, n.a. with these instructions:

UMB Bank, n.a.
ABA Number 101000695
For credit to SmartGrowth(R) Funds
Account Number 9871691861
Further credit to:
Shareholder account number; names(s) of shareholder(s); SSN or TIN, and name of Fund to be purchased

The Funds and UMB Bank, n.a. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

ADDING TO AN ACCOUNT BY TELEPHONE

You automatically have the privilege to purchase additional shares by telephone unless you have declined this privilege on your account application. To purchase shares by telephone, you must also have ACH instructions on your account because payment for purchases of shares may only be made through an ACH debit of your bank account. You may call 1-888-465-5722 to purchase shares in an existing account.

Investments made by electronic funds transfer must be in amounts of at least $100 and not greater than $50,000.

AUTOMATIC INVESTMENT PLAN ("AIP")

You may purchase Fund shares automatically under the automatic investment program, which allows monies to be transferred directly from your checking or savings account to invest in a Fund.

     o  Purchases may be made on the 5th, 10th, 20th, or 25th of each month.
     o To be eligible, your account must be maintained at a domestic financial institution that is an ACH member.
     o You may sign up for the automatic investment program on your account application or by completing an Account Privileges Change Form.
     o  Minimum initial investment is $1,000.
     o  Minimum subsequent investment is $100.

Please call shareholder services at 1-888-465-5722 for more information about participating in the program. UMBFS will charge your account a $25 fee for any ACH payment that is not honored.

FUND CODES

Each Fund's reference information, which is listed below, will be helpful to you when you contact the Fund to purchase Class A Shares, check daily net asset value per share ("NAV") or get additional information.

           Fund Name                    Trading Symbol                        CUSIP                     Fund Code
-------------------------------- ----------------------------- ------------------------------ ------------------------
 SmartGrowth(R) Lipper(R) Optimal               LPCAX                       00764Q 785                      901
    Conservative Index Fund
-------------------------------- ----------------------------- ------------------------------ ------------------------
 SmartGrowth(R) Lipper(R) Optimal               LPMAX                       00764Q 777                      902
      Moderate Index Fund
-------------------------------- ----------------------------- ------------------------------ ------------------------
 SmartGrowth(R) Lipper(R) Optimal               LPGAX                       00764Q 769                      903
       Growth Index Fund
-------------------------------- ----------------------------- ------------------------------ ------------------------

HOW TO REDEEM FUND SHARES

REDEMPTION BY MAIL

You may mail your redemption request to:

BY MAIL:
UMB Fund Services
c/o SmartGrowth(R) Funds
P.O. Box 2085 Milwaukee, WI 53201

BY OVERNIGHT OR EXPRESS MAIL:
UMB Fund Services
c/o SmartGrowth(R) FundS
803 West Michigan Street
Milwaukee, WI 53233

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.

It is important that your redemption request be mailed to the correct address and be in good order. If a redemption request is inadvertently sent to the Funds at their corporate address, it will be forwarded to UMB, and the redemption request will be processed at the next NAV calculated after receipt in good order. No redemption will be made until a request is submitted in good order.

A redemption request is considered to be in "good order" if the following information is included:

     o  The name of the Fund;
     o  The dollar amount or number of shares being redeemed;
     o  The account number; and
     o The signatures of all shareholders (including a Medallion signature guarantee when necessary).

Redemption requests for accounts in the names of corporations, fiduciaries and institutions may require additional documents, such as corporate resolutions, certificates of incumbency or copies of trust documents. Please contact shareholder services at 1-888-465-5722 for additional information.

If your request is not in good order, you or your intermediary will be notified and provided with the opportunity to make such changes or additions as necessary to be considered in good order. Your request will be considered to be in good order only after all required changes or additions have been made.

REDEMPTION BY TELEPHONE

You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application. Call shareholder services at 1-888-465-5722 between 8:30 a.m. and 6:30 p.m. Eastern Time. You may redeem as little as $100 and as much as $50,000 by telephone.

Note: Neither the Funds nor their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting that you correctly state:

     o  Your account number;
     o  The name in which your account is registered;
     o The Social Security or Taxpayer Identification Number under which the account is registered; and
     o  The address of the account holder, as stated in the Purchase
        Application.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $25,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

ADDITIONAL REDEMPTION PROVISIONS

Once we receive your order to redeem shares, you may not revoke or cancel it. We cannot accept an order to redeem that specifies a particular date, price or any other special conditions.

If you are an IRA shareholder, you must indicate on your redemption request whether to withhold federal income tax. If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding.

If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Your AIP, if any, will be cancelled.

The Funds reserve the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not reasonably practicable, or the SEC permits the suspension of the right of redemption or the postponement of the date of payment of a redemption.

REDEEMING THROUGH FINANCIAL INTERMEDIARIES

A broker-dealer, financial institution, or other service provider may charge a fee to redeem your Fund shares. If the financial intermediary is the shareholder of record, a Fund may accept redemption requests only from that financial intermediary.

MEDALLION SIGNATURE GUARANTEE

In addition to the requirements discussed above, a Medallion signature guarantee will be required for:

     o Redemptions made by wire transfer to a bank other than the bank of record;
     o Redemptions payable other than exactly as the account is registered or for accounts whose ownership has changed;
     o Redemptions mailed to an address other than the address on the account or to an address that has been changed within 30 days of the redemption request;
     o  Redemptions over $50,000;
     o  Adding the telephone redemption option to an existing account;
     o  Changing ownership of your account; or
     o  Adding or changing automated bank instructions to an existing account.

The Funds reserve the right to require a Medallion signature guarantee under other circumstances. Medallion signature guarantees may generally be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A notary public is not an acceptable signature guarantor.

EXCHANGING SHARES

At no charge, you may exchange Class A Shares of a Fund for Class A Shares of another Fund in the SmartGrowth(R) Funds complex by writing to or calling the Funds. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."

CHOOSING A DISTRIBUTION OPTION

When you complete your account application, you may choose from three distribution options.

1. You may invest all income dividends and capital gains distributions in additional shares of a Fund. This option is assigned automatically if no other choice is made.

2. You may elect to receive income dividends and capital gains distributions in cash.

3. You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of a Fund.

If you elect to receive distributions and dividends by check and the post office cannot deliver your check, or if your check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at a Fund's then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received. You may change your election at any time. Your request for a change must be received in writing by UMBFS prior to the record date for the distribution for which a change is requested.

HOUSEHOLDING

In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-888-465-5722 to request individual copies of these documents, or if your shares are held through a financial intermediary please contact them directly. The Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

TRANSACTION POLICIES

CALCULATING YOUR SHARE PRICE

When you buy shares, you pay the "offering price" for the shares. The offering price is the NAV per share plus any sales charge applicable to the purchase. When you sell shares you receive the NAV minus any applicable Contingent Deferred Sales Charges ("CDSC") and redemption fee.

You may buy or sell shares of a Fund on each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). Requests to buy and sell shares of a Fund are processed at the NAV next computed after the Fund receives and accepts your order. The Funds calculate NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). To receive the NAV on any given day, the Fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day if the NYSE is open for trading that day. If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- each Fund will calculate NAV as of the earlier closing time.

The Funds calculate their NAV by adding the total value of their assets, subtracting their liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the Funds generally value their investment portfolios at market price. If market prices are not readily available or the Funds reasonably believe that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Funds are required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Funds may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from a Fund through its transfer agent, you may also buy or sell shares of a Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds' transfer agent in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives and accepts your request, plus the front-end sales load. Selling dealers are normally reallowed 90% of the sales charge by the Distributor. The amount of any front-end sales charge included in your offering price for Class A Shares varies, depending on the amount of your investment:

      ---------------- ---------------------------- ---------------------- ------------------------ ------------------------
                                                    YOUR SALES CHARGE AS A  YOUR SALES CHARGE AS A    BROKER REALLOWANCE
                                                         PERCENTAGE               PERCENTAGE              PERCENTAGE
       CLASS A SHARES     IF YOUR INVESTMENT IS:      OF OFFERING PRICE     OF YOUR NET INVESTMENT    OF OFFERING PRICE
      ---------------- ---------------------------- ---------------------- ------------------------ ------------------------
                       LESS THAN $100,000                   4.75%                   4.99%                    4.28%
                       ---------------------------- ---------------------- ------------------------ ------------------------
                       $100,000 BUT LESS THAN               3.75%                   3.90%                    3.38%
                       $250,000
                       ---------------------------- ---------------------- ------------------------ ------------------------
                       $250,000 BUT LESS THAN               2.75%                   2.83%                    2.48%
                       $500,000
                       ---------------------------- ---------------------- ------------------------ ------------------------
                       $500,000 BUT LESS THAN               2.00%                   2.04%                    1.80%
                       $1,000,000
                       ---------------------------- ---------------------- ------------------------ ------------------------
                       $1,000,000 AND OVER(1)               None                    None                       None
      ---------------- ---------------------------- ---------------------- ------------------------ ------------------------

(1) Even though you do not pay a front-end sales charge on purchases of $1,000,000 or more, these purchases may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 12 months of purchase. The CDSC is used to reimburse the Adviser for paying dealers a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your purchase. See "Contingent Deferred Sales Charge (CDCS) --Class A Shares.

You may qualify for reduced sales charges or sales charge waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced. See "Reduced Sales Charges" on the following page.

WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:
     o   through reinvestment of dividends and distributions;
     o through a Hennion & Walsh asset allocation account advised by the Adviser or one of its affiliates;

     o by persons repurchasing shares they redeemed within the last 90 days (see "Repurchase of Class A Shares");
     o by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 90 days of such redemption, provided that the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;
     o by employees, and members of their immediate family, of the Adviser and its affiliates;
     o   by employees and retirees of the Administrator or Distributor;
     o   by Trustees and officers of The Advisors' Inner Circle Fund II;
     o by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with the Adviser;
     o by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or
     o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 90 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 90 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares. Certain tax rules may limit your ability to recognize a loss on the redemption of your Class A Shares, and you should consult your tax advisor if recognizing such a loss is important to you.

REDUCED SALES CHARGE - CLASS A SHARES

In addition to the above described reductions in initial sales charges for purchases over a certain dollar size, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial advisor at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, a Fund or its agent may request account statements if it is unable to verify your account information.

RIGHTS OF ACCUMULATION
In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. If your investment qualifies for a reduced sales load due to accumulation of purchases, you must notify the transfer agent at the time of purchase of the existence of other accounts and/or holdings eligible to be aggregated to reduce or eliminate the sales load. You may be required to provide records, such as account statements, regarding the Fund shares held by you or related accounts at the Fund or at other financial intermediaries in order to verify your eligibility for a breakpoint discount. You will receive the reduced sales load only on the additional purchases and not retroactively on previous purchases. The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT
You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of the Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A Shares based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A Shares at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE
When calculating the appropriate sales charge rate, a Fund will combine same-day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES
Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section. These qualified purchasers include the following:

INDIVIDUALS
o an individual, his or her spouse, or children residing in the same household;
o    any trust established exclusively for the benefit of an individual;

TRUSTEES AND FIDUCIARIES
o a trustee or fiduciary purchasing for a single trust, estate or fiduciary account; and

OTHER GROUPS
o any organized group of persons, whether or not incorporated, purchasing Fund shares, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation. Appropriate documentation includes, without limitation, account statements regarding shares of a Fund held in all accounts (E.G., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares. The distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge. No person or entity may distribute shares of the Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

GENERAL INFORMATION ABOUT SALES CHARGES
Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions, including brokerage firms affiliated with the Adviser or the Distributor, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodgings, and gifts that do not exceed $100 per year, per individual.

CONTINGENT DEFERRED SALES CHARGES (CDSC) -- CLASS A SHARES

You will not pay a front-end sales charge if you purchase $1,000,000 or more of Class A Shares. In these circumstances, the offering price of Class A Shares is the NAV. If you purchase $1,000,000 or more of Class A Shares and sell your shares within 12 months after your purchase, you may pay a CDSC of 1.00% on the lesser of (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after the Fund receives your sale request. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class A Shares of one Fund for Class A Shares of another Fund. The CDSC is used to reimburse the Adviser for paying dealers a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your purchase.

PAYMENT OF REDEMPTION PROCEEDS

Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (proceeds wired to your bank account will be subject to a $15 fee). The Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form, meaning that it is complete and contains all necessary information, and has all supporting documentation (such as proper Medallion signature guarantees, IRA rollover forms, etc.). The Funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Medallion signature guarantees are for the protection of shareholders. Before they grant a redemption request, the Funds may require a shareholder to furnish additional legal documents to insure proper authorization. If you redeem shares that were recently purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 days from the purchase date.

REDEMPTIONS IN-KIND

Under certain conditions and at the Funds' discretion, you may pay for shares of the Funds with securities instead of cash. The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. The Funds will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the need to sell your shares. If your shares are redeemed for this reason within 7 calendar days of their purchase, the redemption fee will not be applied.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

DISTRIBUTION OF FUND SHARES

The Funds have adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Class A Shares that allows the Funds to pay distribution for the sale and distribution of their shares, and for distributor services provided to shareholders. Because these fees are paid out of the Funds' assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Class A Shares of each Fund is 0.25%.

SHAREHOLDER SERVICING ARRANGEMENTS

The Funds may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Funds generally pay financial intermediaries a fee that is based on the assets of the Funds that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of a Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the average daily net assets of the Class A Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments may be in addition to any Rule 12b-1 fees and/or shareholder servicing fees that are reflected in the fee table section of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (E.G., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with "shelf space," placing it on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by the U.S. Securities and Exchange Commission ("SEC") and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" in the Funds' Statement of Additional Information.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of a Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Funds indirectly invest in foreign securities traded primarily on markets that close prior to the time a Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares by virtue of their Fund share transaction, if those prices reflect the fair value of the foreign securities. Although the Funds have procedures designed to determine the fair value of foreign securities for purposes of calculating their NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

For more information on how the Funds use fair value pricing, see "Calculating Your Share Price." The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

o Shareholders are restricted from making more than five "round trips" including exchanges into or out of a Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

o The Funds assess a redemption fee of 2.00% on redemptions by shareholders of Fund shares held for less than 7 calendar days (subject to certain exceptions as discussed in "Redemption Fee").

o The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Funds', or in certain instances, the financial intermediary's market-timing policy; (2) furnish the Funds, upon their request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds', or in certain instances, the financial intermediary's market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds' shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of such trading, each Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 7 days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to the exchange of shares or shares purchased with reinvested dividends or distributions. In determining how long shares of a Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'.

Each Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) failed verifications; (v) involuntary redemptions; and (vi) retirement loans and withdrawals. The redemption fee will not be applied on redemptions made within the 7 calendar day period because the account does not meet the applicable minimum account size or because the Fund is unable to verify the accountholder's identity within a reasonable time after the account is opened.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Funds reserve the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications. If your account is closed for this reason, the redemption fee will not be applied. You will not be entitled to recover any sales charges paid in connection with your purchase of Fund Shares.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

Normally, each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

Each Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The following is a summary of the federal income tax consequences of investing in the Funds. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

Each Fund intends to make an election to be taxable as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund, however, intends to make investments in ETFs and ETNs, the tax consequences of which are uncertain for purposes of meeting the RIC qualification requirements, including the RIC qualifying income test. The RIC qualifying income test is determined on an annual basis, so it is difficult to predict whether a Fund will meet this test if it matches adjustments to its respective index and such adjustments negatively affect the character of the income received by a Fund under these rules. Each Fund intends to monitor their investments in ETFs and ETNs in an effort to limit its non-qualifying income under the Qualifying Income Requirement to be under 10% of each Fund's gross income.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Funds may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Funds as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the Funds will send you a statement showing the types and total amount of distributions you received during the previous year. You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 1-888-465-5722 to find out when the Fund expects to make a distribution to shareholders.

Each sale of shares of a Fund may be a taxable event. A sale may result in a capital gain or loss to you. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Funds. This information is intended to help you understand the Funds' financial performance for the period of the Funds' operations. Some of this information reflects financial information for a single Fund share. The total return in the table represents the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. The information provided below has been audited by Ernst & Young LLP, independent registered public accounting firm of the Funds. The financial statements and the unqualified opinion of Ernst & Young LLP are included in the 2010 Annual Report of the Funds, which is available upon request at no charge by calling 1-888-465-5722.

SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FOR THE PERIOD ENDED JANUARY 31,

--------- ---------- ----------- ----------- ----------- ----------- ------------ ------------- ------------ -----------
          NET ASSET  NET         NET         TOTAL FROM  REDEMPTION  NET           NET REALIZED  TOTAL         NET ASSET
          VALUE      INVESTMENT  REALIZED    OPERATIONS  FEES        DISTRIBUTIONS DISTRIBUTIONS DIVIDENDS     VALUE, END
          BEGINNING  INCOME      AND                                 INVESTMENT    GAINS(3)      AND           OF PERIOD
          OF PERIOD  (LOSS)(2)   UNREALIZED                          INCOME(3)                   DISTRIBUTIONS
                                 GAIN
                                 (LOSS) ON
                                 INVESTMENTS
--------- ---------------------------------------------------------------------------------------------------------------
          SmartGrowth(R) Lipper(R) Optimal Conservative Index Fund
--------- ---------------------------------------------------------------------------------------------------------------
  2010       $xx        $xx         $xx         $xx          xx          $xx          $xx           $xx         $xx
--------- ---------- ----------- ----------- ----------- ----------- ------------ ------------- ------------ -----------
  2009     $10.35      $0.09      $(1.31)      (1.22)        -          (0.09)       (0.85)        (0.94)       8.19
--------- ---------- ----------- ----------- ----------- ----------- ------------ ------------- ------------ -----------
2008(1)     10.00       0.07        0.35        0.42         -          (0.06)       (0.01)        (0.07)       10.35
--------- ---------- ----------- ----------- ----------- ----------- ------------ ------------- ------------ -----------
          SmartGrowth(R) Lipper(R) Optimal Moderate Index Fund
--------- ---------------------------------------------------------------------------------------------------------------
  2010       $xx        $xx         $xx         $xx          xx          $xx          $xx           $xx         $xx
--------- ---------- ----------- ----------- ----------- ----------- ------------ ------------- ------------ -----------
  2009      10.43       0.06       (1.53)      (1.47)       -(5)        (0.06)       (0.82)        (0.88)       8.08
--------- ---------- ----------- ----------- ----------- ----------- ------------ ------------- ------------ -----------
2008(1)     10.00       0.04        0.48        0.52         -          (0.04)       (0.05)        (0.09)       10.43
--------- ---------- ----------- ----------- ----------- ----------- ------------ ------------- ------------ -----------
          SmartGrowth(R) Lipper(R) Optimal Growth Index Fund
--------- ---------- ----------- ----------- ----------- ----------- ------------ ------------- ------------ -----------
  2010       $xx        $xx         $xx         $xx          xx          $xx          $xx           $xx         $xx
--------- ---------- ----------- ----------- ----------- ----------- ------------ ------------- ------------ -----------
  2009      10.91       0.02       (2.71)      (2.69)       -(5)        (0.03)       (1.28)        (1.31)       6.91
--------- ---------- ----------- ----------- ----------- ----------- ------------ ------------- ------------ -----------
2008(1)     10.00      (0.03)       1.06        1.03         -            -          (0.12)        (0.12)       10.91
--------- ---------- ----------- ----------- ----------- ----------- ------------ ------------- ------------ -----------



         -------- ----------- --------- --------------- ----------- ----------
         TOTAL       NET ASSETS  RATIO OF   RATIO OF        RATIO OF   PORTFOLIO
         RETURN(4)   END OF      EXPENSES   EXPENSES TO     NET        TURNOVER
                     PERIOD      TO         AVERAGE NET     INVESTMENT RATE
                     (THOUSANDS) AVERAGE    ASSETS          INCOME
                                 NET        (EXCLUDING      (LOSS) TO
                                 ASSETS     WAIVERS         AVERAGE
                                            AND             NET ASSETS
                                            REIMBURSEMENTS)
         -------- ----------- --------- --------------- ----------- ----------
         SmartGrowth(R) Lipper(R) Optimal Conservative Index Fund
         -------- ----------- --------- --------------- ----------- ----------
 2010         xx%   $    xx      xx%             xx%            xx%       xx%
         -------- ----------- --------- --------------- ----------- ----------
 2009    (12.22)        584    1.50            16.87          0.88       411
         -------- ----------- --------- --------------- ----------- ----------
 2008(1)    4.20        389    1.50(6)        52.47(6)        1.10(6)    260(7)
         -------- ----------- --------- --------------- ----------- ----------
         SmartGrowth(R) Lipper(R) Optimal Moderate Index Fund
         -------- ----------- --------- --------------- ----------- ----------
 2010         xx%    $    xx      xx%             xx%            xx%       xx%
         -------- ----------- --------- --------------- ----------- ----------
 2009    (14.56)      6,284    1.50            5.59           0.60       396
         -------- ----------- --------- --------------- ----------- ----------
 2008(1)    5.22      2,633    1.50(6)        16.52(6)        0.57(6)    256(7)
         -------- ----------- --------- --------------- ----------- ----------
         SmartGrowth(R) Lipper(R) Optimal Growth Index Fund
         -------- ----------- --------- --------------- ----------- ----------
 2010         xx%   $    xx      xx%             xx%            xx%       xx%
         -------- ----------- --------- --------------- ----------- ----------
 2009    (25.83)     12,664    1.50            4.17          0.21        433
         -------- ----------- --------- --------------- ----------- ----------
 2008(1)   10.33      6,892    1.50(6)       14.23(6)      (0.36)(6)    225(7)
         -------- ----------- --------- --------------- ----------- ----------




(1)  Commenced Operations on June 1, 2007.
(2)  Per share data calculated using average shares method.
(3) Certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains for financial reporting purposes.
(4) Total return is for the period indicated and has not been annualized. Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return excludes applicable sales charges.
(5)  Amount shown represents less than $0.01.
(6)  Annualized.
(7)  Not Annualized.
Amounts designated as "-" are $0 or have been rounded to $0.

                                 PRIVACY NOTICE

The Funds recognize and respect the privacy concerns of their customers. The Funds collect nonpublic personal information about you in the course of doing business with shareholders and investors. "Nonpublic personal information" is personally identifiable financial information about you. For example, it includes information regarding your social security number, account balance, bank account information and purchase and redemption history.

The Funds collect this information from the following sources:

o    Information we receive from you on applications or other forms;

o Information about your transactions with us and our service providers, or others;

o Information we receive from consumer reporting agencies (including credit bureaus).

What information the Funds disclose and to whom the Funds disclose information.

The Funds only disclose nonpublic personal information the Funds collect about shareholders as permitted by law. For example, the Funds may disclose nonpublic personal information about shareholders:

o To government entities, in response to subpoenas or to comply with laws or regulations.

o When you, the customer, direct the Funds to do so or consent to the disclosure.

o To companies that perform necessary services for the Funds, such as shareholder servicing centers that the Funds use to process your transactions or maintain your account.

o    To protect against fraud, or to collect unpaid debts.

INFORMATION ABOUT FORMER CUSTOMERS.

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices described in this notice.

How the Funds safeguard information.

The Funds conduct their business affairs through trustees, officers and third parties that provide services pursuant to agreements with the Funds (for example, the service providers described above). We restrict access to your personal and account information to those persons who need to know that information in order to provide services to you. The Funds or their service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

CUSTOMERS OF OTHER FINANCIAL INSTITUTIONS.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information will be shared with non-affiliated third parties by that entity.

                              SMARTGROWTH(R) FUNDS
INVESTMENT ADVISER
Hennion & Walsh Asset Management, Inc.
2001 Route 46, Waterview Plaza
Parsippany, NJ 07054

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated May 31, 2010, includes detailed information about the Funds and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports contain information from the Funds' portfolio manager about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Funds' holdings and detailed financial information about the Funds.

TO OBTAIN AN SAI OR MORE INFORMATION:

BY TELEPHONE:     1-888-465-5722

BY MAIL:          UMB Fund Services
                  c/o SmartGrowth(R) Funds
                  P.O. Box 2085
                  Milwaukee, WI 53201-2085

BY INTERNET:      WWW.SMARTGROWTHFUNDS.COM

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.

                                                                 HWM-PS-001-0400

                       STATEMENT OF ADDITIONAL INFORMATION

                       THE ADVISORS' INNER CIRCLE FUND II
                                  MAY 31, 2010

                               INVESTMENT ADVISER:
                                HORIZON ADVISERS
                                 (THE "ADVISER")


This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund II (the "Trust") and should be read in conjunction with the Funds' prospectuses, each dated May 31, 2010. This SAI relates to the following series of the Trust (each, a "Fund" and collectively, the "Funds"):

                  HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND
                   HANCOCK HORIZON STRATEGIC INCOME BOND FUND
                           HANCOCK HORIZON VALUE FUND
                           HANCOCK HORIZON GROWTH FUND
                 HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND
                  HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND
                         HANCOCK HORIZON BURKENROAD FUND

This SAI is incorporated by reference into the Funds' prospectuses. The financial statements for each Fund for the fiscal year ended January 31, 2010, including notes thereto and the report of Ernst & Young LLP thereon, are herein incorporated by reference into and deemed to be part of this SAI. A copy of the 2010 Annual Report to Shareholders must accompany the delivery of this SAI. Any Fund's prospectus may be obtained by calling toll-free 1-800-738-2625.

                                TABLE OF CONTENTS

                                                                            PAGE
THE FUNDS AND THE TRUST.......................................................XX
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS...............................XX
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS.........................XX
INVESTMENT LIMITATIONS........................................................XX
THE ADVISER, TRANSFER AGENT AND CUSTODIANS....................................XX
THE SUB-ADVISER...............................................................XX
THE PORTFOLIO MANAGERS........................................................XX
THE ADMINISTRATOR.............................................................XX
THE DISTRIBUTOR...............................................................XX
PAYMENTS TO FINANCIAL INTERMEDIARIES..........................................XX
SHAREHOLDER SERVICES .........................................................XX
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................XX
LEGAL COUNSEL.................................................................XX
TRUSTEES AND OFFICERS OF THE TRUST............................................XX
PURCHASING SHARES.............................................................XX
REDEEMING SHARES..............................................................XX
DETERMINATION OF NET ASSET VALUE..............................................XX
TAXES ........................................................................XX
FUND TRANSACTIONS.............................................................XX
PORTFOLIO HOLIDNGS............................................................XX
DESCRIPTION OF SHARES.........................................................XX
SHAREHOLDER LIABILITY.........................................................XX
LIMITATION OF TRUSTEES' LIABILITY.............................................XX
CODES OF ETHICS...............................................................XX
PROXY VOTING..................................................................XX
5% AND 25% SHAREHOLDERS.......................................................XX
APPENDIX A - DESCRIPTION OF RATINGS..........................................A-1
APPENDIX B - ADVISER PROXY VOTING POLICIES AND PROCEDURES....................B-1
APPENDIX C - SUB-ADVISER PROXY VOTING POLICIES AND PROCEDURES................C-1


May 31, 2010                                                     HHF-SX-001-0300

THE FUNDS AND THE TRUST

GENERAL. Each Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) under a Declaration of Trust dated July 24, 1992, as amended and restated as of February 18, 2004 and August 10, 2004. Prior to August 10, 2004, the Trust's name was The Arbor Fund. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Funds in some or all of the following classes: Institutional Class Shares, Institutional Sweep Class Shares, Trust Class Shares, Class A Shares, Class C Shares and Class D Shares. The different classes provide for variations in certain distribution and shareholder servicing expenses and in the minimum initial investment requirements. Minimum investment requirements and investor eligibility are described in the prospectuses. For more information on shareholder servicing and distribution expenses, see the "Distributor" and "Shareholder Services." The Funds are currently offered in the following classes of shares:

------------------------------------------- ------------------------------------

                FUNDS                                     CLASSES
------------------------------------------- ------------------------------------
Government Money Market Fund                    Trust/Institutional Sweep/A
------------------------------------------- ------------------------------------
Strategic Income Bond Fund                               Trust/A/C
------------------------------------------- ------------------------------------
Value Fund                                               Trust/A/C
------------------------------------------- ------------------------------------
Growth Fund                                              Trust/A/C
------------------------------------------- ------------------------------------
Diversified International Fund                           Trust/A/C
------------------------------------------- ------------------------------------
Quantitative Long/Short Fund                             Trust/A/C
------------------------------------------- ------------------------------------
Burkenroad Fund                                             A/D
------------------------------------------- ------------------------------------

Each Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Each share of each Fund represents an equal proportionate interest in that Fund. SEE "Description of Shares."

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts voluntary association, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of trustees under certain circumstances. Under the Declaration of Trust, the trustees have the power to liquidate each Fund without shareholder approval. While the trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees (each, a "Trustee" and collectively, the "Board").

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

Each Fund's respective investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. For a description of certain permitted investments discussed below, SEE "Description of Permitted Investments and Risk Factors" in this SAI.

GOVERNMENT MONEY MARKET FUND

The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments. This investment policy can be changed by the Fund upon 60 days' notice to shareholders. The securities in which the Fund invests may include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

In addition, the Fund may invest in other securities, use other strategies, and engage in other investment practices. These investments and strategies are described in detail in "Description of Permitted Investments and Risk Factors" sections of this SAI Information and may include: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments; and (v) fully-collateralized repurchase agreements.

The Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the operations of money market funds. Accordingly, the Fund will have an average dollar-weighted maturity of 60 days or less, and will only acquire securities that have a remaining maturity of 397 days (about 13 months) or less, at the time of purchase. Horizon Advisers (the "Adviser") actively adjusts the average maturity of the Fund in response to its outlook on various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

The Fund will use its best efforts to maintain a constant net asset value of $1.00 per share. Although the Fund seeks to maintain a constant net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is classified as a "diversified" investment company under the 1940 Act.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

STRATEGIC INCOME BOND FUND

The Strategic Income Bond Fund seeks to provide total return through current income and capital appreciation, consistent with the preservation of capital. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets in:
(i) fixed income obligations issued by the U.S. Treasury; (ii) fixed income obligations issued by U.S. government agencies; (iii) mortgage-backed securities; and (iv) U.S. corporate debt that is rated investment grade or higher, I.E., rated in one of the four highest rating categories by an NRSRO, at the time of purchase, or, if not rated, determined to be of comparable quality by the Adviser. Additional fixed income securities in which the Fund may invest consist of: (i) privately issued mortgage-backed securities; (ii) obligations issued by the Canadian government; (iii) asset-backed securities; (iv) guaranteed investment contracts ("GICs"); (v) bank investment contracts ("BICs"); (vi) zero coupon obligations; (vii) floating or variable rate instruments; (viii) money market securities; (ix) convertible securities; (x) restricted securities; (xi) collateralized mortgage-backed securities ("CMOs"); and (xii) other investment companies. This investment policy may be changed by the Fund upon at least 60 days' written notice to shareholders. As an alternative to directly investing in securities in these asset classes, the Fund may also invest in other investment companies, including mutual funds, closed-end funds and exchange-traded funds ("ETFs") to gain exposure to fixed-income markets. The Fund may enter into repurchase agreements with respect to any of the foregoing and purchase securities subject to swaps, caps, floors and collars.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund may also purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities.

Normally, the Fund will maintain a dollar-weighted average portfolio maturity of five to fifteen years. There are no restrictions on the maturity of any single instrument.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

VALUE FUND

The Value Fund seeks to provide long-term capital appreciation with a secondary goal of current income. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

Under normal circumstances, the Fund will invest primarily (at least 80% of its net assets) in U.S. common stocks. The Fund may also purchase the following equity securities: warrants; rights to purchase common stocks; debt securities convertible to common stocks; and preferred stocks. The Fund generally will invest in companies with equity market capitalizations in excess of $2 billion that the Adviser believes have a low current valuation relative to various measures of intrinsic value and potential for capital appreciation based on the soundness of the issuer and the company's relative value based on an analysis of various fundamental financial characteristics, including earnings yield, book value, cash flow, anticipated future growth of dividends and earnings estimates. Although capital appreciation is the primary purpose for investing in a security, the Fund will focus on companies that pay current dividends. The Fund may invest in equity securities of foreign issuers traded in the United States, including American Depositary Receipts ("ADRs"). The Fund may invest to a limited extent (less than 5% of its assets) in real estate investment trusts ("REITs"). The Fund also may invest in money market securities for liquidity purposes.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund may also purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

GROWTH FUND

The Growth Fund's investment objective is long-term capital appreciation. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

Under normal circumstances, the Fund will invest primarily (at least 80% of its net assets) in U.S. common stocks. The Fund may also purchase the following equity securities: purchase warrants; rights to purchase common stocks; debt securities convertible to common stocks; and preferred stocks. The Fund generally will invest in companies with equity market capitalizations in excess of $2 billion whose sales and earnings are expected to grow at an above average rate of return. The Adviser employs a quantitative method of analysis in its investment decision making to choose companies whose sales and earnings are expected to grow at an above average rate. The Adviser's quantitative model screens companies primarily, but not exclusively, in the Russell 1000 Growth Index and assigns weightings to the following quantitative factors: 50% weighting to "earnings block" factors (such as earnings surprise or estimate revision), 30% weighting to "momentum block" factors (such as relative price strength or return on equity momentum), and 20% weighting to "valuation block" factors (such as relative price-to-earnings ratio and cash flow.) The Fund may invest in equity securities of foreign issuers traded in the United States, including ADRs. The Fund may invest to a limited extent (less than 5% of its assets) in REITs. The Fund also may invest in securities issued by money market mutual funds for liquidity purposes.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund also may purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors

DIVERSIFIED INTERNATIONAL FUND

The Diversified International Fund seeks to provide long-term capital appreciation. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund will invest primarily in equity securities of foreign companies. In addition to common stock, the Fund may also purchase the following equity securities: warrants; rights to purchase common stocks; debt securities convertible to common stocks; and preferred stocks. The Fund may also purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs" and, together with ADRs and EDRs, "Depositary Receipts"), which are certificates typically issued by a bank or trust company that represent securities issued by a foreign or domestic company. The Fund's investments are ordinarily diversified among currencies, regions and countries, including emerging market countries, as determined by the Fund's sub-adviser, EARNEST Partners, LLC (the "Sub-Adviser").

EARNEST Partners, LLC is a fundamental, bottom-up investment manager that seeks to construct a portfolio that will outperform the Fund's benchmark, the MSCI ACWI ex U.S. Index (the "Index), while controlling volatility and risk. The Sub-Adviser implements this philosophy through fundamental analysis, risk management that seeks to minimize the likelihood of underperformance, and the use of RETURN PATTERN RECOGNITION(R), a screening tool developed by the Sub-Adviser. Using this tool, potential Fund investments are first screened based on such qualities as valuation measures, market trends, operating trends, growth measures, profitability measures, and macroeconomics. After screening the relevant universe, the Sub-Adviser utilizes fundamental analysis and a statistical risk management approach to select Fund investments, resulting in a portfolio of securities with high expected returns and limited risk.

The Sub-Adviser may sell a security if the company's prospects deteriorate as a result of poor business plan execution, new competitors, management changes, a souring business environment or other adverse effects. Additionally, if the investment process identifies a company with superior return and risk characteristics, the Sub-Adviser may sell a current security and replace it with the more attractive alternative.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund may also purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

QUANTITATIVE LONG/SHORT FUND

The Quantitative Long/Short Fund seeks long-term capital appreciation by taking long and short positions in equity securities of publicly-traded companies in the United States included in the S&P Composite 1500 Index. There can be no assurance that the Fund will be able to achieve its investment objective.

Using a quantitative model developed by the Adviser, the Fund buys stocks "long" that the Adviser believes are undervalued relative to their peers, and sells stocks "short" that the Adviser believes are overvalued relative to their peers. The Fund typically maintains a net long exposure of approximately 85-115% and expects that, on average, 0-35% of the Fund's assets will be sold "short." With a long position, the Fund purchases a security outright; with a short position, the Fund sells a security that it has borrowed. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security's price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. The Fund may reinvest the proceeds of its short sales by taking additional long positions, thus allowing the Fund to maintain long positions in excess of 100% of its net assets. The Fund may, but is not required to, use derivatives, such as futures, options, forward contracts, and swap agreements, as an alternative to selling a security short, to increase returns, or as part of a hedging strategy.

The Adviser employs a quantitative method of analysis in its investment decision making. The quantitative factors include a company's financial strength, earnings estimate revision, share buy backs and earnings valuations. The information provided by the quantitative screens is supplemented by fundamental and technical analysis. The Adviser continually monitors the Fund's portfolio and may sell or cover a short position of a security when it achieves a designated target price, there is a fundamental change in the company's prospects, or better investment opportunities become available.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments and purchase securities on a when-issued basis. The Fund also may purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

BURKENROAD FUND

The Burkenroad Fund's investment objective is long-term capital appreciation. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund seeks capital appreciation by investing primarily (at least 80% of its net assets) in common stocks and other equity securities of companies with small capitalizations (less than $2 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas. The Fund will be as fully invested as practicable in common stocks under normal conditions. The Adviser intends to utilize Tulane University's Burkenroad Reports as a primary source of investment research, but also employs its own fundamental research and quantitative analysis in its investment decision making. In selecting companies, the Adviser primarily considers a company's sales and expense trends, market position, historic and expected earnings and dividends. The Adviser will diversify the Fund's securities across industry sectors. The Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in the company's prospects or better investment opportunities become available. The Fund may invest in equity securities of foreign issuers traded in the United States, including ADRs. The Fund also may invest in securities issued by money market mutual funds for liquidity purposes.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objective. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund also may purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities. While the Fund has no current intention to invest in initial public offerings ("IPOs"), and investing in IPOs is not part of the Fund's principal investment strategies, the Fund may buy certain IPOs if they are consistent with the Fund's investment policies.

The Fund's investments may not be as geographically dispersed across the United States as other funds with comparable investment objectives. The Fund is subject to special investment risks to the extent that it concentrates its investments in companies located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas. In particular, changes in economic conditions as well as governmental policies in those states may adversely affect the value of the Fund and its investments.

BURKENROAD REPORTS

The BURKENROAD REPORTS (the "Reports") is an educational program on investment research in which selected students at Tulane University's A.B. Freeman School of Business participate. The program is designed to teach the students how to produce objective investment research by studying publicly-held companies located in the Deep South. Burkenroad Reports focus on companies that traditionally have not been followed by Wall Street analysts. The Reports are based on publicly available reports, company visits and meetings with top management.

The Adviser independently verifies the information contained within the Reports and considers, but does not rely exclusively on, the Reports in making investment decisions for the Fund. The Fund will regularly invest in companies other than those covered by the Burkenroad Reports, and may not own shares of all of the companies covered by the Reports. The Fund and Horizon Advisers are NOT affiliated with Tulane University or the A.B. Freeman School of Business. Hancock Bank licenses the name "Burkenroad" from Tulane University. Neither Tulane University, the A.B. Freeman School of Business nor the students, faculty and staff of Tulane University have any involvement in the investment decisions, management or operations of the Fund.

Neither the Trust nor the Fund is sponsored, sold or promoted by Tulane University ("Tulane"), producer of the Burkenroad Reports. Tulane makes no warranties, express or implied, to shareholders of the Fund or to any member of the public regarding the advisability of owning shares of the Fund. Tulane's only relationship to the Fund, Hancock Bank or Horizon Advisers is the licensing of certain trademarks and trade names of the Burkenroad Reports.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under the SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover may include the futures contracts in which a Fund may invest since such contracts generally have remaining maturities of less than one year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

For the fiscal years ended January 31, 2009 and 2010, the portfolio turnover rates for each Fund (except for the Government Money Market Fund) were as follows:


---------------------------------------------------------------------------------------------------------------
                                               PORTFOLIO TURNOVER RATES
---------------------------------------------------------------------------------------------------------------
             FUND                                          2009                             2010
--------------------------------------------- ----------------------------------- -----------------------------
Strategic Income Bond Fund                                  32%                               xx%
--------------------------------------------- ----------------------------------- -----------------------------
Value Fund                                                  65%                               xx%
--------------------------------------------- ----------------------------------- -----------------------------
Growth Fund                                                 84%                               xx%
--------------------------------------------- ----------------------------------- -----------------------------
Diversified International Fund                               2%(1)                            xx%
--------------------------------------------- ----------------------------------- -----------------------------
Quantitative Long/Short Fund                                47%(1)                            xx%
--------------------------------------------- ----------------------------------- -----------------------------
Burkenroad Fund                                             87%                               xx%
--------------------------------------------- ----------------------------------- -----------------------------

(1)  For the fiscal period from September 30, 2008 to January 31, 2009.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors. A Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund's investment objective and permitted by the Fund's stated investment policies.

AMERICAN DEPOSITARY RECEIPTS ("ADRS") - ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository" and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequency is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

For purposes of a Fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Investments in the securities of foreign issuers may subject the Funds to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

ASSET-BACKED SECURITIES - Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the cardholder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANK OBLIGATIONS - The Funds are not prohibited from investing in obligations of banks that are clients of SEI Investments Company ("SEI") or its subsidiaries or affiliates. However, the purchase of shares of the Funds by such banks or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations of the Adviser.

BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations finance the shipment and storage of goods and furnish dollar exchange through the use of bankers' acceptances. Maturities are generally six months or less.

BANK INVESTMENT CONTRACTS - BICs are contracts issued by U.S. banks and savings and loan institutions. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A BIC provides that this guaranteed interest will not be less than a certain minimum rate. A BIC is a general obligation of the issuing bank or savings and loan institution and not a separate account. The purchase price paid for a BIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

BICs are generally not assignable or transferable without the permission of the issuing bank or savings and loan institution. For this reason, an active secondary market in BICs currently does not exist. Therefore, BICs are considered to be illiquid investments.

CERTIFICATES OF DEPOSIT - Certificates of deposit are interest-bearing instruments with a specific short-term maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

DERIVATIVES - Derivatives are securities that derive their value from other securities. The following are considered derivative securities: options on futures, futures, options (E.G., puts and calls), swap agreements, mortgage-backed securities (collateralized mortgage obligations, real estate mortgage investment conduits, IOs and POs), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (E.G., Receipts and STRIPs), privately issued stripped securities (E.G., TGRs, TRs and CATS). SEE elsewhere in this "Description of Permitted Investments" and "General Investment Policies and Risk Factors" for discussion of these various instruments.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate. The Funds purchase equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

   Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

EXCHANGE-TRADED FUNDS. The Funds may purchase shares of exchange-traded funds ("ETFs") to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. In addition to purchasing shares of ETFs, certain of the Funds may also sell shares of ETFs short (for a discussion on selling securities short, see: "Short Sales"). ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, it may be more costly to own an ETF than to own the underlying securities directly.

FIXED INCOME SECURITIES - Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser may determine that it is of investment-grade. The Adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Appendix A - Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

FOREIGN SECURITIES (DIVERSIFIED INTERNATIONAL FUND EXCEPT AS NOTED BELOW) - Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. Consistent with its investment strategies, the Fund can invest in foreign securities in a number of ways:

o It can invest directly in foreign securities denominated in a foreign currency;

o It can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

o  It can invest in investment funds.

TYPES OF FOREIGN SECURITIES:

AMERICAN DEPOSITARY RECEIPTS (ADRS) (ALL FUNDS)- ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer 's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. ADRs are subject to many of the risks associated with investing directly in foreign securities. European Depositary Receipts are similar to ADRs, except that they are typically issued by European banks or trust companies.

ADRs can be sponsored or unsponsored. While these types are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EMERGING MARKETS - An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     o  Have relatively unstable governments;

     o Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

     o  Offer less protection of property rights than more developed countries;
        and

     o Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

INVESTMENT FUNDS - Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If the Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses (including operating expenses and the fees of the Adviser), but also will bear indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS - Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

     o The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

     o Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

     o The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

     o The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

     o A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

INFORMATION AND SUPERVISION - There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign countries more difficult and less reliable than domestic companies.

STOCK EXCHANGE AND MARKET RISK - The Fund's investment managers anticipate that in most cases an exchange or over-the-counter ("OTC") market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

     o are generally more volatile than, and not as developed or efficient as, those in the United States;

     o  have substantially less volume;

     o trade securities that tend to be less liquid and experience rapid and erratic price movements;

     o have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

     o employ trading, settlement and custodial practices less developed than those in U.S. markets; and

     o may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

     o foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

     o adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

     o in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

     o OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

     o economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

     o restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK - While the Fund denominates its net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

     o It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

     o Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

     o Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

     o There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

     o Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

     o The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES - Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Fund does not expect such foreign withholding taxes to have a significant impact on performance.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodity Futures Trading Commission (the "CFTC"). A Fund may use futures contracts and related options for BONA FIDE hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act (the "CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, no Fund is subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account consisting of cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not hold more than 15% (10% for the Government Money Market Fund) of its net assets in illiquid securities.

TAXABLE MONEY MARKET SECURITIES - Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with an original maturity of one year or less issued by corporations; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

With respect to the Funds, money market securities are considered to include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities issued or guaranteed by non-U.S. governments, which are rated at the time of purchase A-2 or higher by Standard & Poor's ("S&P") or P2 or higher by Moody's, or are determined by the advisers to be of comparable quality; repurchase agreements; certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year; high-grade commercial paper; and other long-and short-term debt instruments which are rated at the time of purchase A-2 or higher by S&P or P2 or higher by Moody's, and which, with respect to such long-term debt instruments, are within 397 days of their maturity, and have a long-term rating of BBB\Baa by S&P and Moody's, respectively.

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include, but are not limited to, conventional thirty-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages that underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains.

Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life would be a security's actual average life. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

GOVERNMENT PASS-THROUGH SECURITIES - These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. government as are GNMA certificates, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the United States Treasury. Each of GNMA, Fannie Mae and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and Fannie Mae also guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantees timely payment of monthly principal reduction. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership.

On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

PRIVATE PASS-THROUGH SECURITIES - These are mortgage-backed securities issued by a non-governmental entity such as a trust, which securities include collateralized mortgage obligations and real estate mortgage investment conduits, that are rated in one of the top three rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") - CMOs are debt obligations or multi-class pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are annually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS") - A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Treasury.

REITS - A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

STRIPPED MORTGAGE-BACKED SECURITIES - Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs and could cause the total loss of investment. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

MUNICIPAL LEASES - Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate in any of the above.

Municipal lease obligations typically are not backed by the municipality's credit, and their interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with a possibility of default on the lease obligation and significant loss to the Fund. Under guidelines established by the Board of Trustees, the credit quality of municipal leases will be determined on an ongoing basis, including an assessment of the likelihood that a lease will be canceled.

MUNICIPAL SECURITIES - Municipal Securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, and participation interests in municipal bonds.

PARTICIPATION INTERESTS - Participation interests are interests in municipal securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows a Fund to treat the income from the investment as exempt from federal income tax.

OPTIONS - Put and call options for various securities and indices are traded on national securities exchanges. As is consistent with a Fund's investment objectives, options may be used by a Fund from time to time as the Adviser deems to be appropriate. Options will generally be used for hedging purposes.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction" - the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

Although a Fund may engage in option transactions as hedging transactions, there are risks associated with such investments, including the following: (i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. Each Fund is permitted to engage in option transactions with respect to securities that are permitted investments and related indices. Any Fund that writes call options will write only covered call options.

The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.

REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Funds will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a Fund could suffer a loss. It is the current policy of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

RESTRICTED SECURITIES - Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. As is consistent with a Fund's investment objectives, the Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment purposes. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent that it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

SECURITIES LENDING - Except for the Government Money Market Fund, each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to their Adviser, Sub-Adviser or their affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds.

The Funds may pay a part of the interest earned from the investment of collateral or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying a Fund's expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

For hedging or other purposes, the Funds may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds, are traded on a securities exchange. (See "Exchange Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Pursuant to orders issued by the SEC to each of certain iShares, Market Vectors, Vanguard, ProShares, PowerShares, Claymore, Direxion, Wisdom Tree, Rydex, First Trust and SPDR exchange-traded funds (collectively, the "ETFs") and procedures approved by the Board, the Funds may invest in the ETFs in excess of the 3% limit described above, provided that the Funds otherwise comply with the conditions of the SEC order, as it may be amended, and any other applicable investment limitations. Neither the ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

SHORT SALES - Selling a security short is when an investor sells a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

Investors typically sell securities short to:

     o  Take advantage of an anticipated decline in prices.

     o  Protect a profit in a security it already owns.

A Fund may lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, a Fund may profit if the price of the security declines between those dates. Because the market price of the security sold short could increase without limit, the Fund could also be subject to a theoretically unlimited loss.

To borrow the security, a Fund may be required to pay a premium, which would increase the cost of the security sold. The Fund will also incur transaction costs in effecting short sales. A Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

Whenever a Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

SHORT SALES AGAINST THE BOX - In addition, a Fund may engage in short sales "against the box." In a short sale against the box, a Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. A Fund will incur transaction costs to open, maintain and close short sales against the box. For tax purposes, a short sale against the box may be a taxable event to a Fund.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") - STRIPs are component parts of U.S. Treasury securities traded through the federal book-entry system. The Adviser will purchase only STRIPS that it determines are liquid or, if illiquid, that do not violate the Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7, the Adviser will only purchase STRIPS for the Government Money Market Fund that have a remaining maturity of 397 days or less. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Government Money Market Fund.

SHORT-TERM OBLIGATIONS OF STATE AND LOCAL GOVERNMENT ISSUERS - The Funds may, when deemed appropriate by the Adviser and in light of each Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which, as a result of the Tax Reform Act of 1986, carry yields that are competitive with those of other types of money market instruments of comparable quality.

SWAPS, CAPS, FLOORS AND COLLARS - Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities that a Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount" in return for payments equal to a fixed rate times the same amount for a specific period of time. Swaps may also depend on other prices or rates such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investment and its share price and yield.

STANDBY COMMITMENTS - Some securities dealers are willing to sell Municipal Securities to a Fund accompanied by their commitments to repurchase the Municipal Securities prior to maturity, at the Fund's option, for the amortized cost of the Municipal Securities at the time of repurchase. These arrangements are not used to protect against changes in the market value of Municipal Securities. They permit a Fund, however, to remain fully invested and still provide liquidity to satisfy redemptions. The cost of Municipal Securities accompanied by these "standby" commitments could be greater than the cost of Municipal Securities without such commitments. Standby commitments are not marketable or otherwise assignable and have value only to a Fund. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased. However, without a standby commitment, these securities could be more difficult to sell. The Funds may enter into standby commitments only with those dealers whose credit the Adviser believes to be of high quality.

TIME DEPOSITS - Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS - U.S. Government agency obligations are obligations issued or guaranteed by agencies of the U.S. government, including, but not limited to, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. government, including, but not limited to, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES - Any guarantee by the U.S. government of the securities in which any Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund.

U.S. TREASURY OBLIGATIONS - The Government Money Market Fund may invest in U.S. Treasury obligations which consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPs.

VARIABLE AND FLOATING RATE INSTRUMENTS - Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, a Fund will maintain with the custodian a separate account with liquid high-grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems it appropriate.

ZERO COUPON SECURITIES - STRIPS and Receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). Zero coupon securities are sold at a (unusually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accredited over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, these market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. SEE ALSO "Taxes."

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The investment objectives of the Government Money Market Fund, the Strategic Income Bond Fund, the Value Fund, the Growth Fund and the Burkenroad Fund are fundamental policies. Additionally, the following investment limitations are fundamental policies. Fundamental policies cannot be changed without the approval by the vote of a majority of the outstanding shares of a Fund. The phrase "majority of the outstanding shares" means the vote of: (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each Fund (except the Quantitative Long/Short Fund and the Diversified International Fund) may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of a Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund on the last day of each fiscal quarter. This restriction applies to 75% of a Fund's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to: (i) investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities; and (ii) repurchase agreements involving such securities. In addition, for the Government Money Market Fund only, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulation as U.S. banks or to investments in tax exempt securities issued by governments or political subdivisions of governments.

    For purposes of this limitation: (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;
    (iii) supranational entities will be considered to be a separate industry; and (iv) asset-backed securities secured by distinct types of assets, such as truck and auto loan leases, credit card receivables and home equity loans, will each be considered a separate industry.

3. Borrow money in an amount exceeding 33(1)/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where a Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33(1)/3% of its total assets would be lent to other parties, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

7. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that a Fund may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

The Quantitative Long/Short Fund and the Diversified International Fund may not:

1. Purchase securities of an issuer that would cause a Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Purchase any securities which would cause 25% or more of the total net assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements involving such securities and obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks. For purposes of this limitation: (i) utility companies will be classified according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered a separate industry; and (iv) asset-backed securities will be classified according to the underlying assets securing such securities.

3. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

CONCENTRATION. The SEC has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Funds' current investment policy on lending is as follows: a Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its SAI.

UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

REAL ESTATE. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees.

Each Fund (except the Quantitative Long/Short Fund and the Diversified International Fund) may not:

1. Hold illiquid securities in an amount exceeding, in the aggregate, 15% (10% for the Government Money Market Fund) of that Fund's net assets.

2.  Purchase securities on margin or effect short sales, except that a Fund may:
    (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3. Purchase securities of other investment companies except as permitted by the 1940 Act, the rules and regulations thereunder or pursuant to an exemption therefrom.

4.  Purchase securities while its borrowing exceeds 5% of its total assets.

The Quantitative Long/Short Fund and the Diversified International Fund may not:

1. Purchase securities of any issuer (except securities of other investment companies, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or if the Fund would acquire more than 10% of the outstanding voting securities of any one issuer.

2. Borrow money in an amount exceeding 33 1/3% of the value of its total net assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total net assets.

3. Make loans if, as a result, more than 33 1/3% of its total net assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

4. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5. Hold illiquid securities in an amount exceeding, in the aggregate, 10% of the Fund's net assets.

In addition:

1. The Strategic Income Bond Fund will invest at least 80% of its net assets in: (i) fixed income obligations issued by the U.S. Treasury and U.S. government agencies; (ii) mortgage-backed securities; and (iii) investment grade U.S. corporate debt.

2. The Government Money Market Fund will invest at least 80% of its net assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by such instruments.

3. The Value Fund will invest at least 80% of its net assets in U.S. common stocks of companies with medium to large capitalizations (in excess of $2 billion).

4. The Growth Fund will invest at least 80% of its net assets in U.S. common stocks of companies with medium to large capitalizations (in excess of $2 billion) whose sales and earnings are expected to grow at an above average rate.

5. The Burkenroad Fund will invest at least 80% of its net assets in common stocks and other equity securities of companies with small capitalizations (less than $2 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas.

Except with respect to Fund policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitation as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitation within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules or regulations.

THE ADVISER, TRANSFER AGENT AND CUSTODIANS

ADVISORY SERVICES. Horizon Advisers provides investment management services, personal trust, employee benefit, corporate trust and wealth management services. As of March 31, 2010, Horizon Advisers employed approximately xx people and managed approximately $xxx million in assets. The Adviser is an unincorporated division of Hancock Bank and is a part of Hancock Bank's Trust Department. Hancock Bank is a wholly-owned subsidiary of Hancock Bank Holding Company, a bank holding company headquartered in Gulfport, Mississippi. Hancock Bank's banking activities date to 1899 when Hancock Bank opened its doors in Bay St. Louis with a capitalization of $10,000. As of March 31, 2010, Hancock Bank had total consolidated assets of approximately $xx and operated xx banking offices. It offers commercial, consumer and mortgage loans and deposit services, as well as trust and fiduciary services, to individuals and middle market businesses in its respective market areas. The Adviser and Hancock Bank are responsible for the management of approximately $xx.

The Adviser has delegated the authority to manage the Diversified International Fund to the Sub-Adviser. The Adviser monitors the Sub-Adviser to ensure its compliance with the investment policies and guidelines of the Diversified International Fund and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Advisers out of the advisory fee it receives from the Diversified International Fund. The Board of Trustees of the Advisors' Inner Circle Fund II (the "Board") supervises the Adviser and the Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement") dated May 31, 2000, as amended and restated as of May 21, 2001, with respect to the Funds. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of misfeasance or negligence generally in the performance of its duties hereunder or its negligent disregard of its obligation and duties under this Agreement.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. (As used in this Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act).

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows: Government Money Market Fund, 0.40%; Strategic Income Bond Fund, 0.60%; Value Fund, 0.80%; Growth Fund, 0.80%; Diversified International Fund, 1.00%; Quantitative Long/Short Fund, 1.20%*; and Burkenroad Fund, 0.95%. The Funds' Adviser has contractually agreed to reduce its advisory fees and reimburse expenses to the extent necessary to keep net operating expenses (excluding interest, dividend expenses, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding until May 31, 2011:

---------------
* The Investment Advisory Fee paid to the Adviser for providing services to the Fund consists of a basic annual fee rate of 1.20% of the Fund's average daily net assets and a performance adjustment, resulting in a minimum fee of 0.80% if the Fund underperforms the S&P Composite 1500 Index by 200 basis points or more on a rolling 12 month basis, and a maximum fee of 1.60% if the Fund outperforms the S&P Composite 1500 Index by 200 basis points or more on a rolling 12 month basis. Fund performance is based on the Fund's Trust Class Shares' performance. The S&P Composite 1500 Index combines the S&P 500 Index, S&P MidCap 400 Index, and S&P SmallCap 600 Index to form an investable benchmark of the U.S. equity market covering approximately 85% of the U.S. market capitalization. The performance comparison is made on a rolling 12 month basis, with performance adjustments made at the end of each month. The 12-month comparison period will roll over with each succeeding month, so that it will always equal 12 months, ending with the month for which the performance adjustment is being computed. Because the performance is applied relative to the performance of the S&P Composite 1500 Index, the Adviser could receive a positive performance adjustment even during periods when the Fund's performance is negative.

---------------------------------- -------------- ------------------ --------------- ---------- ---------- ----------
                                                    INSTITUTIONAL    INSTITUTIONAL
FUND                                TRUST CLASS      SWEEP CLASS         CLASS        CLASS A    CLASS C    CLASS D
---------------------------------- -------------- ------------------ --------------- ---------- ---------- ----------
Government Money Market Fund           0.58%            0.83%             -(1)         1.08%       -(1)       -(1)
---------------------------------- -------------- ------------------ --------------- ---------- ---------- ----------
Strategic Income Bond Fund             0.75%             -(1)             -(1)         1.00%      1.75%       -(1)
---------------------------------- -------------- ------------------ --------------- ---------- ---------- ----------
Diversified International Fund         1.50%             -(1)             -(1)         1.75%      2.50%       -(1)
---------------------------------- -------------- ------------------ --------------- ---------- ---------- ----------
Quantitative Long/Short Fund           1.70%             -(1)             -(1)         1.95%      2.70%       -(1)
---------------------------------- -------------- ------------------ --------------- ---------- ---------- ----------
Burkenroad Fund                         -(1)             -(1)             -(1)         1.40%       -(1)      1.65%
---------------------------------- -------------- ------------------ --------------- ---------- ---------- ----------

(1) This class is not offered for the indicated Fund.

The Adviser has voluntarily agreed to reduce its fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) of Trust Class, Class A and Class C Shares of the Growth Fund and Value Fund from exceeding the following levels:

------------------------------ -------------- --------------- ----------------
FUND                            TRUST CLASS      CLASS A          CLASS C
------------------------------ -------------- --------------- ----------------
Growth Fund                        1.10%          1.35%            2.10%
------------------------------ -------------- --------------- ----------------
Value Fund                         1.10%          1.35%            2.10%
------------------------------ -------------- --------------- ----------------

These voluntary fee waivers remain in place as of the date of this SAI, but the Adviser may discontinue all or part of these waivers at any time.

The Adviser may discontinue all or a portion of these fee reductions or expense reimbursements at any time.

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and, before giving effect to any applicable performance incentive adjustment, and the amounts listed in the tables above, to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period during which these agreements were in place.

The Adviser will not be required to bear expenses of any Fund of the Trust to an extent that would result in a Fund's inability to qualify as a regulated investment company (a "RIC") under provisions of the Internal Revenue Code of 1986, as amended.

For the fiscal years ended January 31, 2008, 2009 and 2010 the Funds paid the following advisory fees to the Adviser:

----------------------------------- ------------------------------------- -----------------------------------

                                             FEES PAID (000'S)                   FEES WAIVED (000'S)
----------------------------------- ------------ ------------- ---------- ----------- ------------ ----------
FUND                                   2008          2009        2010        2008        2009        2010
----------------------------------- ------------ ------------- ---------- ----------- ------------ ----------
Government Money Market Fund          $2,236        $1,964        $xx        $78          $94         $xx
----------------------------------- ------------ ------------- ---------- ----------- ------------ ----------
Strategic Income Bond Fund             $666          $683         $xx        $99         $119         $xx
----------------------------------- ------------ ------------- ---------- ----------- ------------ ----------
Value Fund                            $1,214        $1,164        $xx         $0          $0          $xx
----------------------------------- ------------ ------------- ---------- ----------- ------------ ----------
Growth Fund                            $762          $616         $xx         $0          $0          $xx
----------------------------------- ------------ ------------- ---------- ----------- ------------ ----------
Diversified International Fund         -(1)         $47(2)        $xx        -(1)         $41         $xx
----------------------------------- ------------ ------------- ---------- ----------- ------------ ----------
Quantitative Long/Short Fund           -(1)         $55(2)        $xx        -(1)         $24         $xx
----------------------------------- ------------ ------------- ---------- ----------- ------------ ----------
Burkenroad Fund                        $266          $268         $xx        $61          $67         $xx
----------------------------------- ------------ ------------- ---------- ----------- ------------ ----------


-----------------------------------  ----------------------------------
                                             TOTAL FEES PAID
                                         (AFTER WAIVERS) (000'S)
-----------------------------------  ------------ ---------- ----------
FUND                                    2008        2009       2010
-----------------------------------  ------------ ---------- ----------
Government Money Market Fund             $xx         $xx        $xx
-----------------------------------  ------------ ---------- ----------
Strategic Income Bond Fund               $xx         $xx        $xx
-----------------------------------  ------------ ---------- ----------
Value Fund                               $xx         $xx        $xx
-----------------------------------  ------------ ---------- ----------
Growth Fund                              $xx         $xx        $xx
-----------------------------------  ------------ ---------- ----------
Diversified International Fund           $xx         $xx        $xx
-----------------------------------  ------------ ---------- ----------
Quantitative Long/Short Fund             $xx         $xx        $xx
-----------------------------------  ------------ ---------- ----------
Burkenroad Fund                          $xx         $xx        $xx
-----------------------------------  ------------ ---------- ----------

---------------------
(1) Not in operation during the period.
(2) For the fiscal period September 30, 2008 to January 31, 2009.

TRANSFER AGENCY SERVICES. Hancock Bank also serves as the Funds' transfer agent ("Transfer Agent") under a Transfer Agency and Service Agreement dated May 31, 2000 and amended May 31, 2002. Hancock Bank receives an annual fee of $20,000 per class per Fund on the first ten classes and $17,500 per class for any additional classes under the Transfer Agency and Service Agreement.

CUSTODIAN SERVICES. Hancock Bank acts as custodian of the Hancock Horizon Strategic Income Bond Fund, the Hancock Horizon Value Fund, the Hancock Horizon Growth Fund, the Hancock Horizon Burkenroad Fund, the Hancock Horizon Government Money Market Fund, and the Diversified International Fund. Hancock Bank holds cash, securities and other assets of the Trust as required by the 1940 Act. Under the Custody Agreement dated May 31, 2000, the Trust shall pay Hancock Bank at an annual rate, based on each Fund's average daily net assets, of 0.03%, subject to a minimum of $250 per month per Fund.

U.S. Bank National Association, 800 Nicollet Mall, Minneapolis, Minnesota 55402-4302, serves as the custodian of the Hancock Horizon Quantitative Long/Short Fund. U.S. Bank National Association holds cash, securities and other assets of the Fund as required by the 1940 Act.

SHAREHOLDER SERVICES. The Funds and Hancock Bank have also entered into a shareholder servicing agreement pursuant to which Hancock Bank provides certain shareholder services to Class A, Class C, Class D and Institutional Sweep shareholders (the "Service Plan"). Under the Service Plan, Hancock Bank may perform, or may compensate other service providers, including Hancock Investment Services, Inc., for performing the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Funds may pay Hancock Bank a fee at a rate of up to 0.25% annually of the average daily net assets of the Funds attributable to Class A, Class C, Class D and Institutional Sweep Shares subject to the arrangement for provision of shareholder and administrative services. Hancock Bank may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

For the fiscal year ended January 31, 2010, the Funds paid the following shareholder servicing fees to Hancock Bank:

-------------------------------------------------- --------------------------------------
FUND                                                         FEES PAID (000'S)
-------------------------------------------------- --------------------------------------
Government Money Market Fund                                        $xx
-------------------------------------------------- --------------------------------------
Strategic Income Bond Fund                                          $xx
-------------------------------------------------- --------------------------------------
Value Fund                                                          $xx
-------------------------------------------------- --------------------------------------
Growth Fund                                                         $xx
-------------------------------------------------- --------------------------------------
Diversified International Fund                                      $xx
-------------------------------------------------- --------------------------------------
Quantitative Long/Short Fund                                        $xx
-------------------------------------------------- --------------------------------------
Burkenroad Fund                                                     $xx
-------------------------------------------------- --------------------------------------

THE SUB-ADVISER

DIVERSIFIED INTERNATIONAL FUND

EARNEST Partners, LLC, a Delaware limited liability company established in 1998, serves as the sub-adviser to the Diversified International Fund. EARNEST Partners, LLC's principal place of business is located at 1180 Peachtree Street, Suite 2300, Atlanta, GA 30309. As of March 31, 2010, EARNEST Partners, LLC had approximately $xx in assets under management. EARNEST Partners, LLC is responsible for the day-to-day management of the Diversified International Fund's investments.

SUB-ADVISORY AGREEMENT. The Sub-Adviser and the Adviser have entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, the Sub-Adviser serves as the investment adviser for the Diversified International Fund, makes investment decisions for the Fund and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Adviser and the Board. After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board. The Sub-Advisory Agreement provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of misfeasance or negligence generally in the performance of its duties hereunder or its negligent disregard of its obligation and duties thereunder.

SUB-ADVISORY FEES. For the services provided pursuant to the Sub-Advisory Agreement, the Sub-Adviser receives an annual fee from the Adviser at the following annual rates, based on the average daily net assets of the Diversified International Fund:

------------------------------------------------------------------------------
             FUND                      SUB-ADVISORY FEE
------------------------------------------------------------------------------
Diversified International Fund         0.50% for assets up to $100
                                       million and 0.45% for
                                       assets over $100 million
------------------------------------------------------------------------------

THE PORTFOLIO MANAGERS

Except for the Government Money Market Fund, this section includes information about the Funds' portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

COMPENSATION. The Adviser compensates the Funds' portfolio managers for their management of the Funds. Each of the Fund's portfolio managers' compensation consists of a base salary and a discretionary cash bonus, which is based on the percentile ranking of each Fund relative to its Lipper Classification's 1-, 3- and 5-year pre-tax performance history. In addition, the parent company of the Adviser, Hancock Bank, may award stock options and restricted stock based on a portfolio manager's tenure and overall performance and the overall success of the Bank. A portfolio manager's base salary is determined at the time of employment and may increase throughout employment.

Earnest Partners, LLC compensates Mr. Viera for his management of the Diversified International Fund. The compensation includes an annual salary and a discretionary bonus based on client satisfaction with respect to investment results and service. Current and potential equity ownership is a primary incentive for employee longevity.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934 (the "1934 Act").

------------------------------ ------------------------------------------------------------
NAME                                       DOLLAR RANGE OF FUND SHARES OWNED(1)
------------------------------ ------------------------------------------------------------
David Lundgren                                   $xx - $xx (Value Fund)
                                                 $xx - $xx (Growth Fund)
                                               $xx - $xx (Burkenroad Fund)
------------------------------ ------------------------------------------------------------
                                        $xx - $xx (Strategic Income Bond Fund)
                                                 $xx - $xx (Value Fund)
John Portwood                                   $xx - $xx (Growth Fund)
                                       $xx - $xx (Diversified International Fund)
                                        $xx - $xx (Quantitative Long/Short Fund)
                                               $xx - $xx (Burkenroad Fund)
------------------------------ ------------------------------------------------------------
Jeffery Tanguis                          $xx - $xx (Strategic Income Bond Fund)
------------------------------ ------------------------------------------------------------
Paula Chastain                          $xx - $xx (Quantitative Long/Short Fund)
------------------------------ ------------------------------------------------------------
Jacob Hartl                             $xx - $xx (Quantitative Long/Short Fund)
------------------------------ ------------------------------------------------------------
Kristy Oehms                           $xx - $xx (Diversified International Fund)
------------------------------ ------------------------------------------------------------
Paul E. Viera                          $xx - $xx (Diversified International Fund)
------------------------------ ------------------------------------------------------------

(1) Valuation date is January 31, 2010.

OTHER ACCOUNTS. In addition to the Funds, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. [CONFIRM] The information provided below is as of January 31, 2010.

---------------------- -------------------------------- ---------------------------------- ---------------------------------
                                  REGISTERED
                            INVESTMENT COMPANIES                  OTHER POOLED
                            (EXCLUDING THE FUNDS)              INVESTMENT VEHICLES                  OTHER ACCOUNTS
---------------------- --------------- ---------------- ----------------- ---------------- --------------- -----------------
                         NUMBER OF                          NUMBER OF                        NUMBER OF
  NAME                    ACCOUNTS      TOTAL ASSETS        ACCOUNTS        TOTAL ASSETS     ACCOUNTS         TOTAL ASSETS
---------------------- --------------- ---------------- ----------------- ---------------- --------------- -----------------
David Lundgren               xx              $xx               xx               $xx              xx              $xx
---------------------- --------------- ---------------- ----------------- ---------------- --------------- -----------------
Jeffery Tanguis              xx              $xx               xx               $xx              xx              $xx
---------------------- --------------- ---------------- ----------------- ---------------- --------------- -----------------
John Portwood                xx              $xx               xx               $xx              xx              $xx
---------------------- --------------- ---------------- ----------------- ---------------- --------------- -----------------
Paula Chastain               xx              $xx               xx               $xx              xx              $xx
---------------------- --------------- ---------------- ----------------- ---------------- --------------- -----------------
Jacob Hartl                  xx              $xx               xx               $xx              xx              $xx
---------------------- --------------- ---------------- ----------------- ---------------- --------------- -----------------
Kristy Oehms                 xx              $xx               xx               $xx              xx              $xx
---------------------- --------------- ---------------- ----------------- ---------------- --------------- -----------------
Paul E. Viera                xx              $xx               xx               $xx              xx              $xx
---------------------- --------------- ---------------- ----------------- ---------------- --------------- -----------------

CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser and Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts they manage are fairly and equitably allocated. In addition, accounts managed by the Sub-Adviser are managed to model portfolios that are approved by the investment committee, and trades are allocated on a pro-rata basis to all accounts so that no one account is advantaged over another pursuant to trade allocation policies and procedures.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund valuation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for each Fund whereby the Administrator provides certain shareholder services to the Funds.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is detailed below in the following schedule:


---------------------------------------------------- -----------------------------------------------
              FEE (AS A PERCENTAGE OF
          AGGREGATE AVERAGE ANNUAL ASSETS)                       AGGREGATE TRUST ASSETS
---------------------------------------------------- -----------------------------------------------
                       0.125%                                      First $350 million
---------------------------------------------------- -----------------------------------------------
                       0.10%                                       Next $400 million
---------------------------------------------------- -----------------------------------------------
                       0.08%                                       Next $750 million
---------------------------------------------------- -----------------------------------------------

The foregoing fee is subject to a minimum annual fee of $400,000, subject to the following qualifications:

o For each Fund opened hereafter, the minimum annual fee will be increased by $75,000; and

o For each additional class of shares of a Fund established after the initial three (3) classes of shares per Fund, the minimum annual fee will be increased by $10,000.

The Trust is separately charged $8 per call for each incoming and outgoing investor service call. Further, if the Trust opens a Fund or a class directed toward retail investors, the Trust is charged for the Trust's use of the Administrator's Voice Response Unit at the then-prevailing fee.

For the fiscal years ended January 31, 2008, 2009 and 2010, the Administrator received the following fees:

---------------------------------------------- ------------------------------------ ------------------------------------
                                                        FEES PAID (000'S)                   FEES WAIVED (000'S)
---------------------------------------------- ------------- ----------- ---------- ----------- ----------- ------------
FUND                                               2008         2009       2010        2008        2009        2010
---------------------------------------------- ------------- ----------- ---------- ----------- ----------- ------------
Government Money Market Fund                       $575         $528        $xx         $0          $0          $xx
---------------------------------------------- ------------- ----------- ---------- ----------- ----------- ------------
Strategic Income Bond Fund                         $114         $122        $xx         $0          $0          $xx
---------------------------------------------- ------------- ----------- ---------- ----------- ----------- ------------
Value Fund                                         $156         $156        $xx         $0          $0          $xx
---------------------------------------------- ------------- ----------- ---------- ----------- ----------- ------------
Growth Fund                                        $98          $83         $xx         $0          $0          $xx
---------------------------------------------- ------------- ----------- ---------- ----------- ----------- ------------
Diversified International Fund                     -(1)        $5(2)        $xx        -(1)         $0          $xx
---------------------------------------------- ------------- ----------- ---------- ----------- ----------- ------------
Quantitative Long/Short Fund                       -(1)        $5(2)        $xx        -(1)         $0          $xx
---------------------------------------------- ------------- ----------- ---------- ----------- ----------- ------------
Burkenroad Fund                                    $29          $30         $xx         $0          $0          $xx
---------------------------------------------- ------------- ----------- ---------- ----------- ----------- ------------

(1)  Not in operation during the period.
(2)  For the fiscal period from September 30, 2008 to January 31, 2009.

THE DISTRIBUTOR

GENERAL. The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"), whereby the Distributor acts as principal underwriter for the Trust. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE DISTRIBUTION PLAN. The Distribution Plan (the "Plan") provides that Class A Shares of the Government Money Market Fund pay the Distributor a maximum annual fee of 0.25%, Class C Shares of the Strategic Income Bond Fund, Value Fund, Growth Fund, Quantitative Long/Short Fund and Diversified International Fund each pay the Distributor a maximum annual fee of 0.75%, and Class D Shares of the Burkenroad Fund pay the Distributor a maximum annual fee of 0.25%, respectively, of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority ("FINRA") rules concerning sales charges.

The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Plan, or in any agreement related to the Plan ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected Fund(s). All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

For the fiscal years ended January 31, 2008, 2009 and 2010, the Funds paid the Distributor the following fees:

-------------------------------------------------- -------------------------------------- ----------------------------------
                                                                                                       12B-1 FEES
                                                              12B-1 FEES PAID                  RETAINED BY DISTRIBUTOR
                                                                 (000'S)                                (000'S)
-------------------------------------------------- ------------ ----------- ------------- ------------ ---------- ----------
FUND                                                  2008         2009         2010         2008        2009       2010
-------------------------------------------------- ------------ ----------- ------------- ------------ ---------- ----------
Government Money Market Fund
(Class A)                                             $714         $466         $xx           $0          $0         $xx
-------------------------------------------------- ------------ ----------- ------------- ------------ ---------- ----------
Strategic Income Bond Fund (Class C)                   $1           $2          $xx           $0          $0         $xx
-------------------------------------------------- ------------ ----------- ------------- ------------ ---------- ----------
Value Fund (Class C)                                   $15         $40          $xx           $15         $26        $xx
-------------------------------------------------- ------------ ----------- ------------- ------------ ---------- ----------
Growth Fund (Class C)                                  $3           $3          $xx           $0          $0         $xx
-------------------------------------------------- ------------ ----------- ------------- ------------ ---------- ----------
Diversified International Fund (Class C)              -(1)         -(1)         $xx          -(1)         $0         $xx
-------------------------------------------------- ------------ ----------- ------------- ------------ ---------- ----------
Quantitative Long/Short Fund (Class C)                -(1)         -(1)         $xx          -(1)         $0         $xx
-------------------------------------------------- ------------ ----------- ------------- ------------ ---------- ----------
Burkenroad Fund (Class D)                              $18         $16          $xx           $29         $26        $xx
-------------------------------------------------- ------------ ----------- ------------- ------------ ---------- ----------

(1) Not in operation during the period.

DEALER REALLOWANCES. Except for the Government Money Market Fund, Class A Shares of the Funds are sold subject to a front-end sales charge as described in the prospectus. Selling dealers are normally reallowed 100% of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of Class A Shares.

--------------------------------- -----------------------------------------------------------------------------------
                                             DEALER REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
--------------------------------- -----------------------------------------------------------------------------------
                                               $50,000                     $250,000      $500,000
                                              BUT LESS      $100,000       BUT LESS      BUT LESS
                                  LESS THAN     THAN      BUT LESS THAN      THAN          THAN        $1,000,000
FUND                               $50,000    $100,000      $250,000       $500,000     $1,000,000      AND OVER
--------------------------------- ----------- ----------- --------------- ------------- ------------- ---------------
Strategic Income Bond Fund          4.00%       3.25%         2.50%          1.75%         1.50%           None
--------------------------------- ----------- ----------- --------------- ------------- ------------- ---------------
Value Fund                          5.25%       4.50%         3.50%          2.50%         2.00%           None
--------------------------------- ----------- ----------- --------------- ------------- ------------- ---------------
Growth Fund                         5.25%       4.50%         3.50%          2.50%         2.00%           None
--------------------------------- ----------- ----------- --------------- ------------- ------------- ---------------
Diversified International Fund      5.25%       4.50%         3.50%          2.50%         2.00%           None
--------------------------------- ----------- ----------- --------------- ------------- ------------- ---------------
Quantitative Long/Short Fund        5.25%       4.50%         3.50%          2.50%         2.00%           None
--------------------------------- ----------- ----------- --------------- ------------- ------------- ---------------
Burkenroad Fund                     5.25%       4.50%         3.50%          2.50%         2.00%           None
--------------------------------- ----------- ----------- --------------- ------------- ------------- ---------------

Dealers that are reallowed the entire amount of the sales charge may be deemed to be underwriters within the meaning of the 1933 Act for the purposes of assessing civil liability.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser, Sub-Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing a Fund in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Funds; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser, Sub-Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries' customers, a flat fee or other measures as determined from time to time by the Adviser, Sub-Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

SHAREHOLDER SERVICES

The Funds have entered into shareholder servicing agreements with third-party service providers (including Hancock Bank as described above under "The Adviser, Transfer Agent and Custodian") pursuant to which the service providers provide certain shareholder services to Class A, Class C, Class D and Institutional Sweep Class shareholders (the "Service Plan"). Under the Service Plan, service providers may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Funds may pay service providers a fee at a rate of up to a maximum of 0.25% annually of the average daily net assets of the Funds attributable to Class A, Class C, Class D and Institutional Sweep Class Shares, respectively, subject to the arrangement for provision of shareholder and administrative services.

For the fiscal years ended January 31, 2008, 2009 and 2010, the Funds paid the following shareholder servicing fees:

--------------------------------------------- ----------------------------------------------
                                                           FEES PAID (000'S)
--------------------------------------------- --------------- ---------------- -------------
FUND                                               2008            2009            2010
--------------------------------------------- --------------- ---------------- -------------
Government Money Market Fund                       $939            $718            $xx
--------------------------------------------- --------------- ---------------- -------------
Strategic Income Bond Fund                         $51              $64            $xx
--------------------------------------------- --------------- ---------------- -------------
Value Fund                                         $163            $167            $xx
--------------------------------------------- --------------- ---------------- -------------
Growth Fund                                        $101             $76            $xx
--------------------------------------------- --------------- ---------------- -------------
Diversified International Fund                     -(1)            $1(2)           $xx
--------------------------------------------- --------------- ---------------- -------------
Quantitative Long/Short Fund                       -(1)            $1(2)           $xx
--------------------------------------------- --------------- ---------------- -------------
Burkenroad Fund                                    $70              $70            $xx
--------------------------------------------- --------------- ---------------- -------------

(1)  Not in operation during the period.
(2)  For the fiscal period from September 30, 2008 to January 31, 2009.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as independent registered public accounting firm for the Funds. Ernst & Young LLP performs annual audits of the Funds' financial statements and provides other audit-related services.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, PA 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Funds and each of the Trust's additional other series, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

----------------------------- ---------------- ------------------------------ ----------------------------------------------
                                 POSITION
                              WITH TRUST AND
          NAME AND                LENGTH           PRINCIPAL OCCUPATIONS                OTHER DIRECTORSHIPS HELD
       DATE OF BIRTH              OF TERM           IN THE PAST 5 YEARS
----------------------------- ---------------- ------------------------------ ----------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Robert Nesher                 Chairman of      SEI employee 1974 to           Trustee of The Advisors' Inner Circle Fund,
(08/17/46)                    the Board of     present; currently performs    Bishop Street Funds, SEI Daily Income Trust,
                              Trustees(1)      various services on behalf     SEI Institutional International Trust, SEI
                              (since 1991)     of SEI Investments for         Institutional Investments Trust, SEI
                                               which Mr. Nesher is            Institutional Managed Trust, SEI Liquid
                                               compensated. President and     Asset Trust, SEI Asset Allocation Trust and
                                               Director of SEI Opportunity    SEI Tax Exempt Trust. President and Director
                                               Fund, L.P. and SEI             of SEI Opportunity Fund, L.P. and SEI
                                               Structured Credit Fund, LP.    Structured Credit Fund, L.P. Director of SEI
                                               President and Chief            Global Master Fund plc, SEI Global Assets Fund
                                               Executive Officer of SEI       plc,SEI Global Investments Fund plc, SEI
                                               Alpha Strategy Portfolios,     Investments--Global Funds Services, Limited,
                                               LP, June 2007 to present.      SEI Investments Global, Limited, SEI Investments
                                                                              (Europe) Ltd., SEI Investments--Unit Trust
                                                                              Management (UK) Limited, SEI Multi-Strategy
                                                                              Funds PLC, SEI Global Nominee Ltd. and SEI
                                                                              Alpha Strategy Portfolios, LP.
----------------------------- ---------------- ------------------------------ ----------------------------------------------

----------------------------- ---------------- ------------------------------ ----------------------------------------------
                                 POSITION
                              WITH TRUST AND
          NAME AND                LENGTH           PRINCIPAL OCCUPATIONS                OTHER DIRECTORSHIPS HELD
       DATE OF BIRTH              OF TERM           IN THE PAST 5 YEARS
----------------------------- ---------------- ------------------------------ ----------------------------------------------
William M. Doran              Trustee(1)       Self-Employed Consultant       Trustee of The Advisors' Inner Circle Fund,
(05/26/40)                    (since 1992)     since 2003. Partner at         Bishop Street Funds, SEI Daily Income Trust,
                                               Morgan, Lewis & Bockius LLP    SEI Institutional International Trust, SEI
                                               (law firm) from 1976 to        Institutional Investments Trust, SEI
                                               2003. Counsel to the           Institutional Managed Trust, SEI Liquid
                                               Trust, SEI Investments, SIMC,  Asset Trust, SEI Asset Allocation Trust
                                               the Administrator and the      and SEI Tax Exempt Trust. Director of SEI
                                               Distributor.                   Alpha Strategy Portfolios, LP. Director of SEI
                                                                              Investments (Europe), Limited, SEI Investments--
                                                                              Global Funds Services, Limited, SEI Investments
                                                                              Global, Limited, SEI Investments (Asia), Limited
                                                                              and SEI Asset Korea Co., Ltd. Director
                                                                              of the Distributor since 2003.
----------------------------- ---------------- ------------------------------ ----------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Charles E. Carlbom            Trustee          Self-Employed Business         Trustee of The Advisors' Inner Circle Fund
(08/20/34)                    (since 2005)     Consultant, Business           and Bishop Street Funds; Director of Oregon
                                               Projects Inc.                  Transfer Co.
                                               since 1997.
----------------------------- --------------- ------------------------------- ----------------------------------------------
John K. Darr                  Trustee          Retired. CEO, Office of        Trustee of The Advisors' Inner Circle Fund
(08/17/44)                    (since 2008)     Finance, Federal Home Loan     and Bishop Street Funds, Director of Federal
                                               Bank, from 1992 to 2007.       Home Loan Bank of Pittsburgh and Manna, Inc.
                                                                              (non-profit developer of affordable housing
                                                                              for ownership).
----------------------------- --------------- ------------------------------- ----------------------------------------------
Mitchell A. Johnson           Trustee          Retired Private                Trustee of The Advisors' Inner Circle Fund,
(03/01/42)                    (since 2005)     Investor since 1994.            Bishop Street Funds, SEI Asset Allocation
                                                                              Trust, SEI Daily Income Trust, SEI Institutional
                                                                              International Trust, SEI Institutional Managed
                                                                              Trust, SEI Institutional Investments Trust,
                                                                              SEI Liquid Asset Trust, SEI Tax Exempt Trust
                                                                              and SEI Alpha Strategy Portfolios, LP. Director,
                                                                              Federal Agricultural Mortgage Corporation
                                                                              (Farmer Mac) since 1997.
----------------------------- --------------- ------------------------------- ----------------------------------------------
Betty L. Krikorian            Trustee          Vice President, Compliance,    Trustee of The Advisors' Inner Circle Fund
(01/23/43)                    (since 2005)     AARP Financial Inc. since      and Bishop Street Funds.
                                               2008. Self-Employed Legal
                                               and Financial Services
                                               Consultant since 2003.
                                               Counsel (in-house) for
                                               State Street Bank from 1995
                                               to 2003.
----------------------------- --------------- ------------------------------- ----------------------------------------------


----------------------------- ---------------- ------------------------------ ----------------------------------------------
                                 POSITION
                              WITH TRUST AND
          NAME AND                LENGTH           PRINCIPAL OCCUPATIONS                OTHER DIRECTORSHIPS HELD
       DATE OF BIRTH              OF TERM           IN THE PAST 5 YEARS
----------------------------- --------------- ------------------------------- ----------------------------------------------
James M. Storey               Trustee          Attorney, Solo Practitioner    Trustee/Director of The Advisors' Inner
(04/12/31)                    (since 1994)     since 1994.                    Circle Fund, Bishop Street Funds, U.S.
                                                                              Charitable Gift Trust, SEI Daily Income
                                                                              Trust, SEI Institutional International Trust,
                                                                              SEI Institutional Investments Trust, SEI
                                                                              Institutional Managed Trust, SEI Liquid Asset
                                                                              Trust, SEI Asset Allocation Trust, SEI Tax
                                                                              Exempt Trust and SEI Alpha Strategy Portfolios,
                                                                              L.P.
----------------------------- --------------- ------------------------------- ----------------------------------------------
George J. Sullivan, Jr.       Trustee          Self-employed Consultant,      Trustee/Director of State Street Navigator
(11/13/42)                    (since 1999)     Newfound Consultants Inc.      Securities Lending Trust, The Advisors'
                                               since April 1997.              Inner Circle Fund, Bishop Street Funds, SEI
                                                                              Opportunity Fund, L.P., SEI Structured
                                                                              Credit Fund, LP, SEI Daily Income Trust, SEI
                                                                              Institutional International Trust, SEI
                                                                              Institutional Investments Trust, SEI
                                                                              Institutional Managed Trust, SEI Liquid
                                                                              Asset Trust, SEI Asset Allocation Trust, SEI
                                                                              Tax Exempt Trust and SEI Alpha Strategy
                                                                              Portfolios, LP; member of the independent
                                                                              review committee for SEI's Canadian-registered
                                                                              mutual funds.
----------------------------- --------------- ------------------------------- ----------------------------------------------

(1) Denotes Trustees who may be deemed to be "interested" persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

BOARD COMMITTEES.  The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each Fund's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by each Fund's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit; reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing each Fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; reviewing, in consultation with each Fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each Fund's financial statements; and other audit related matters. Ms. Krikorian and Messrs. Carlbom, Darr, Johnson, Storey and Sullivan currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met xx times during the most recently completed fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, interested Trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met xx times during the most recently completed fiscal year.

o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee (formerly the Nominating Committee) that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self-assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Ms. Krikorian and Messrs. Carlbom, Darr, Johnson, Storey, and Sullivan currently serve as members of the Governance Committee. The Governance Committee meets periodically, as necessary, and did not meet during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds as of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


------------------ ------------------------------------------------------ ----------------------------------------------------------
                                                                                AGGREGATE DOLLAR RANGE OF SHARES (ALL FUNDS
       NAME                 DOLLAR RANGE OF FUND SHARES (FUND)(1)                        IN THE FUND COMPLEX)(1,2)
------------------ ------------------------------------------------------ ----------------------------------------------------------
INTERESTED TRUSTEES
------------------ ------------------------------------------------------ ----------------------------------------------------------
     Nesher                                 None                                                    None
------------------ ------------------------------------------------------ ----------------------------------------------------------
      Doran                                 None                                                    None
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------ ------------------------------------------------------ ----------------------------------------------------------
     Carlbom                                None                                                    None
------------------ ------------------------------------------------------ ----------------------------------------------------------
      Darr                                  None                                                    None
------------------ ------------------------------------------------------ ----------------------------------------------------------
     Johnson                                None                                                    None
------------------ ------------------------------------------------------ ----------------------------------------------------------
    Krikorian                               None                                                    None
------------------ ------------------------------------------------------ ----------------------------------------------------------
     Storey                                 None                                                    None
------------------ ------------------------------------------------------ ----------------------------------------------------------
    Sullivan                                None                                                    None
------------------ ------------------------------------------------------ ----------------------------------------------------------

(1) Valuation date is December 31, 2009.
(2) The Trust is the only investment company in the "Fund Complex."

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

------------------- ----------------------- ------------------------------ -------------------- ------------------------------------
                                               PENSION OR RETIREMENT        ESTIMATED ANNUAL
                                             BENEFITS ACCRUED AS PART OF      BENEFITS UPON        TOTAL COMPENSATION FROM THE TRUST
NAME                AGGREGATE COMPENSATION          FUND EXPENSES               RETIREMENT              AND FUND COMPLEX(1)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------- ----------------------- ------------------------------ -------------------- ------------------------------------
Doran                        $xx                         n/a                       n/a             $xx for service on (1) board
------------------- ----------------------- ------------------------------ -------------------- ------------------------------------
Nesher                       $xx                         n/a                       n/a             $xx for service on (1) board
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------- ----------------------- ------------------------------ -------------------- ------------------------------------
Carlbom                      $xx                         n/a                       n/a             $xx for service on (1) board
------------------- ----------------------- ------------------------------ -------------------- ------------------------------------
Darr                         $xx                         n/a                       n/a             $xx for service on (1) board
------------------- ----------------------- ------------------------------ -------------------- ------------------------------------
Johnson                      $xx                         n/a                       n/a             $xx for service on (1) board
------------------- ----------------------- ------------------------------ -------------------- ------------------------------------
Krikorian                    $xx                         n/a                       n/a             $xx for service on (1) board
------------------- ----------------------- ------------------------------ -------------------- ------------------------------------
Storey                       $xx                         n/a                       n/a             $xx for service on (1) board
------------------- ----------------------- ------------------------------ -------------------- ------------------------------------
Sullivan                     $xx                         n/a                       n/a             $xx for service on (1) board
------------------- ----------------------- ------------------------------ -------------------- ------------------------------------

(1)  The Trust is the only investment company in the "Fund Complex."

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as the Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

---------------------- ----------------------- ---------------------------------------------- -----------------------
NAME AND               POSITION WITH TRUST                                                    OTHER DIRECTORSHIPS
DATE OF BIRTH          AND LENGTH OF TERM      PRINCIPAL OCCUPATIONS IN PAST 5 YEARS          HELD
---------------------- ----------------------- ---------------------------------------------- -----------------------
Philip T. Masterson    President               Managing Director of SEI Investments since     None.
(03/12/64)             (since 2008)            2006. Vice President and Assistant Secretary
                                               of the Administrator from 2004 to 2006.
                                               General Counsel of Citco Mutual Fund
                                               Services from 2003 to 2004. Vice President
                                               and Associate Counsel for the Oppenheimer
                                               Funds from 2001 to 2003.
---------------------- ----------------------- ---------------------------------------------- -----------------------
Michael Lawson         Treasurer, Controller   Director, SEI Investments, Fund Accounting     None.
(10/08/60)             and Chief Financial     since July 2005. Manager, SEI Investments,
                       Officer                 Fund Accounting at SEI Investments AVP from
                       (since 2005)            April 1995 to February 1998 and November
                                               1998 to July 2005.
---------------------- ----------------------- ---------------------------------------------- -----------------------

---------------------- ----------------------- ---------------------------------------------- -----------------------
NAME AND               POSITION WITH TRUST                                                    OTHER DIRECTORSHIPS
DATE OF BIRTH          AND LENGTH OF TERM      PRINCIPAL OCCUPATIONS IN PAST 5 YEARS          HELD
---------------------- ----------------------- ---------------------------------------------- -----------------------
Russell Emery          Chief Compliance        Chief Compliance Officer of SEI Structured     None.
(12/18/62)             Officer                 Credit Fund, LP and SEI Alpha Strategy
                       (since 2006)            Portfolios, LP since June 2007. Chief
                                               Compliance Officer of SEI Opportunity Fund,
                                               L.P., SEI Institutional Managed Trust, SEI
                                               Asset Allocation Trust, SEI Institutional
                                               International Trust, SEI Institutional
                                               Investments Trust, SEI Daily Income Trust,
                                               SEI Liquid Asset Trust and SEI Tax Exempt
                                               Trust since March 2006. Director of
                                               Investment Product Management and
                                               Development, SEI Investments, since February
                                               2003; Senior Investment Analyst - Equity
                                               Team, SEI Investments, from March 2000 to
                                               February 2003.
---------------------- ----------------------- ---------------------------------------------- -----------------------
Carolyn Mead           Vice President and      Counsel at SEI Investments since 2007.         None.
(07/08/57)             Assistant Secretary     Associate at Stradley, Ronon, Stevens &
                       (since 2007)            Young from 2004 to 2007. Counsel at ING
                                               Variable Annuities from 1999 to 2002.
---------------------- ----------------------- ---------------------------------------------- -----------------------
Timothy D. Barto       Vice President and      General Counsel and Secretary of SIMC and      None.
(03/28/68)             Assistant Secretary     the Administrator since 2004.  Vice
                       (since 1999)            President of SIMC and the Administrator
                                               since 1999.  Vice President and Assistant
                                               Secretary of SEI Investments since 2001.
                                               Assistant Secretary of SIMC, the
                                               Administrator and the Distributor, and Vice
                                               President of the Distributor from 1999 to
                                               2003.
---------------------- ----------------------- ---------------------------------------------- -----------------------
James Ndiaye           Vice President          Vice President and Assistant Secretary of      None.
(09/11/68)             and Assistant           SIMC since 2005.  Vice President at Deutsche
                       Secretary               Asset Management from 2003 to 2004.
                       (since 2004)            Associate at Morgan, Lewis & Bockius LLP
                                               from 2000 to 2003.
---------------------- ----------------------- ---------------------------------------------- -----------------------
Joseph Gallo           Vice President          Counsel at SEI Investments since 2007.         None.
(04/29/73)             and Secretary           Associate Counsel at ICMA-RC from 2004 to
                       (since 2007)            2007.  Assistant Secretary of The
                                               VantageTrust Company in 2007.  Assistant
                                               Secretary of The Vantagepoint Funds from
                                               2006 to 2007.
---------------------- ----------------------- ---------------------------------------------- -----------------------
Andrew S. Decker       AML Officer             Compliance Officer and Product Manager of      None.
(08/22/63)             (since 2008)            SEI Investments since 2005. Vice President
                                               of Old Mutual Capital from 2000 to 2005.
---------------------- ----------------------- ---------------------------------------------- -----------------------
Michael Beattie        Vice President          Director of Client Service at SEI since 2004.  None.
(03/13/65)             (since 2009)
---------------------- ----------------------- ---------------------------------------------- -----------------------
Keri Rohn              Privacy Officer         Compliance Officer at SEI Investments since    None.
(8/24/80)              (since 2009)            2003.
---------------------- ----------------------- ---------------------------------------------- -----------------------

PURCHASING SHARES

Purchases and redemptions may be made through the Distributor on a day on which the New York Stock Exchange ("NYSE") (and/or the Federal Reserve for the Government Money Market Fund) and Hancock Bank are open for business (a "Business Day"). Shares of the Funds are offered on a continuous basis. Currently, the Funds are closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, the Tuesday before Ash Wednesday ("Mardi Gras"), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

REDEEMING SHARES

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Trust has obtained an exemptive order from the SEC that permits a Fund to make in-kind redemptions to those shareholders of the Fund that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

Each Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. Each Fund also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Sub-Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business. Each Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. Each Fund also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Sub-Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business. IN ADDITION, THE GOVERNMENT MONEY MARKET FUND MAY RELY ON RULE 22E-3 OF THE 1940 ACT TO SUSPEND REDEMPTIONS AND POSTPONE PAYMENT OF REDEMPTION PROCEEDS IN ORDER TO FACILITATE AN ORDERLY LIQUIDATION OF THE FUND.

Trading takes place in various markets on days that are not Business Days and the Funds' net asset values are not calculated. As a result, events affecting the values of the Funds' securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Funds' calculation of net asset values unless the Adviser determines that the particular event may materially affect net asset value, in which case an adjustment will be made.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41) of, and Rule 2a-4 under, the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price. If such prices are not available or determined to not represent the fair value of the security as of a Funds pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, market prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain federal income tax considerations generally affecting a Fund and its shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. Each Fund intends to qualify and elects to be treated as a RIC under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Fund must distribute at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or certain other income derived with respect to its business of investing in such stocks, securities, or currencies, and net income derived from interests in qualified publicly traded partnerships (the "90% Test"); (ii) at the close of each quarter of each Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or business, or the securities of one or more qualified publicly traded partnerships.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends or as qualified dividend income to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders or, in the case of qualified dividend income, for reduced tax rates for individual taxpayers. In addition, a Fund could be required to recognize gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions by a Fund of investment company taxable income (excluding net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the Fund) or as qualified dividend income (eligible for the reduced maximum rate to individuals of generally 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, subject to certain holding period requirements and other requirements, dividend income from taxable domestic corporations and certain foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Under current law, the lower tax rates applicable to qualified dividend income will not apply in taxable years beginning after December 31, 2010. In addition, the Funds could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

For corporate investors in some of the Funds, dividend distributions that a Fund designates to be from dividends received from qualifying domestic corporations will be eligible for the corporate dividends-received deduction to the extent they would qualify if the Fund was a regular corporation.

Dividends and interest received from a Fund's holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If a Fund meets certain requirements, which include a requirement that more than 50% of the value of the Fund's total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid to the Fund, subject to certain limitations. Pursuant to this election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder's federal income tax. If the Fund makes this election, the Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

With respect to investments in STRIPs, TRs, TIGRs, CATs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

A Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by such Fund. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% Test described above. A Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

The Funds may use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 28% of any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the Internal Revenue Service; (3) has not certified to that Fund that such shareholder is not subject to backup withholding; or (4) has failed to certify that he or she is a U.S. citizen or U.S. resident alien.

Non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds.

FEDERAL EXCISE TAX. If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which the Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% federal excise tax on the undistributed amounts. Each Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE TAXES. No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in a Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

EFFECT OF FUTURE LEGISLATION. The foregoing general discussion of the U.S. federal income tax consequences is based on the Code and regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may have a retroactive effect with respect to the transactions contemplated herein. You are urged to consult your tax advisers as to the federal, foreign, state and local tax consequences affecting your investment in any Fund.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Funds.

For the fiscal years ended January 31, 2007, 2008 and 2009, the Funds paid the following aggregate brokerage commissions on fund transactions:

--------------------------------------------- ----------------------------------------------------------------------
                                                      AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID
--------------------------------------------- ------------------------- --------------------- ----------------------
FUND                                                    2008                    2009                  2010
--------------------------------------------- ------------------------- --------------------- ----------------------
Government Money Market Fund                             $0                      $0                    $xx
--------------------------------------------- ------------------------- --------------------- ----------------------
Strategic Income Bond Fund                               $0                      $0                    $xx
--------------------------------------------- ------------------------- --------------------- ----------------------
Value Fund                                            $216,366                $298,485                 $xx
--------------------------------------------- ------------------------- --------------------- ----------------------
Growth Fund                                           $154,413                $195,109                 $xx
--------------------------------------------- ------------------------- --------------------- ----------------------
Diversified International Fund                          -(1)                 $36,972(2)                $xx
--------------------------------------------- ------------------------- --------------------- ----------------------
Quantitative Long/Short Fund                            -(1)                 $61,094(2)                $xx
--------------------------------------------- ------------------------- --------------------- ----------------------
Burkenroad Fund                                       $45,250                 $152,350                 $xx
--------------------------------------------- ------------------------- --------------------- ----------------------

(1)  Not in operation during the period.
(2)  For the fiscal period from September 30, 2008 to January 31, 2009.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser in connection with the Funds or any other specific client account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The Financial Industry Regulatory Authority ("FINRA") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's most recently completed fiscal year, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

------------------------------------------------ ---------------------------------- ----------------------------------
                                                                                         TOTAL DOLLAR AMOUNT OF
                                                 TOTAL DOLLAR AMOUNT OF BROKERAGE   TRANSACTIONS INVOLVING BROKERAGE
                                                            COMMISSIONS                        COMMISSIONS
FUND                                                   FOR RESEARCH SERVICES              FOR RESEARCH SERVICES
------------------------------------------------ ---------------------------------- ----------------------------------
Government Money Market Fund                                    $xx                                $xx
------------------------------------------------ ---------------------------------- ----------------------------------
Strategic Income Bond Fund                                      $xx                                $xx
------------------------------------------------ ---------------------------------- ----------------------------------
Value Fund                                                      $xx                                $xx
------------------------------------------------ ---------------------------------- ----------------------------------
Growth Fund                                                     $xx                                $xx
------------------------------------------------ ---------------------------------- ----------------------------------
Diversified International Fund                                  $xx                                $xx
------------------------------------------------ ---------------------------------- ----------------------------------
Quantitative Long/Short Fund                                    $xx                                $xx
------------------------------------------------ ---------------------------------- ----------------------------------
Burkenroad Fund                                                 $xx                                $xx
------------------------------------------------ ---------------------------------- ----------------------------------

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended January 31, 2008, 2009 and 2010, the Funds paid the following aggregate brokerage commissions on fund transactions effected by affiliated brokers. All amounts shown were paid to the Distributor and reflect fees paid in connection with Fund repurchase agreement transactions.

------------------------------------ ------------------------------------- ---------------------- -------------------------
                                                                            PERCENTAGE OF TOTAL     PERCENTAGE OF TOTAL
                                          AGGREGATE DOLLAR AMOUNT OF             BROKERAGE         BROKERAGE TRANSACTIONS
                                        BROKERAGE COMMISSIONS PAID TO       COMMISSIONS PAID TO       EFFECTED THROUGH
                                                 AFFILIATED                    AFFILIATED                AFFILIATED
                                                 BROKERS ($)                   BROKERS (%)              BROKERS (%)
------------------------------------ ------------ ------------ ----------- ---------------------- -------------------------
FUND                                    2008         2009         2010             2010                     2010
------------------------------------ ------------ ------------ ----------- ---------------------- -------------------------
Government Money Market Fund              0            0           xx               xx                       xx
------------------------------------ ------------ ------------ ----------- ---------------------- -------------------------
Strategic Income Bond Fund                0            0           xx               xx                       xx
------------------------------------ ------------ ------------ ----------- ---------------------- -------------------------
Value Fund                             216,363      298,485        xx               xx                       xx
------------------------------------ ------------ ------------ ----------- ---------------------- -------------------------
Growth Fund                            154,407      195,109        xx               xx                       xx
------------------------------------ ------------ ------------ ----------- ---------------------- -------------------------
Diversified International Fund          -(1)         0(2)          xx               xx                       xx
------------------------------------ ------------ ------------ ----------- ---------------------- -------------------------
Quantitative Long/Short Fund            -(1)       57,801(2)       xx               xx                       xx
------------------------------------ ------------ ------------ ----------- ---------------------- -------------------------
Burkenroad Fund                        45,248       152,350        xx               xx                       xx
------------------------------------ ------------ ------------ ----------- ---------------------- -------------------------

(1)  Not in operation during the period.
(2)  For the fiscal period from September 30, 2008 to January 31, 2009.

SECURITIES OF "REGULAR BROKER-DEALERS." The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of January 31, 2010, the following Funds held securities of the Trust's "regular brokers or dealers" as follows:

------------------------------------ --------------------------- ------------------------- ---------------------------
FUND                                   NAME OF BROKER/DEALER      TYPE OF SECURITY HELD       DOLLAR AMOUNT AT FYE
------------------------------------ --------------------------- ------------------------- ---------------------------
Government Money Market Fund                     xx                    Debt/Equity                    $xx
------------------------------------ --------------------------- ------------------------- ---------------------------
Government Money Market Fund                     xx                    Debt/Equity                    $xx
------------------------------------ --------------------------- ------------------------- ---------------------------
Strategic Income Bond Fund                       xx                    Debt/Equity                    $xx
------------------------------------ --------------------------- ------------------------- ---------------------------
Strategic Income Bond Fund                       xx                    Debt/Equity                    $xx
------------------------------------ --------------------------- ------------------------- ---------------------------
Strategic Income Bond Fund                       xx                    Debt/Equity                    $xx
------------------------------------ --------------------------- ------------------------- ---------------------------
Strategic Income Bond Fund                       xx                    Debt/Equity                    $xx
------------------------------------ --------------------------- ------------------------- ---------------------------

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders, on the one hand, and those of the Funds' investment adviser, its sub-adviser, principal underwriter or any affiliated person of the Funds, its investment adviser, its sub-adviser or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer and Fund portfolio manager(s) (the "Authorized Persons") to dually authorize the release of a Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Persons report quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). The Funds will disclose a complete or summary schedule of investments (which includes each of the Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's net asset value ("Summary Schedule")) in its semi-annual and annual reports which are distributed to Fund shareholders. The Funds' complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC on Form N-Q, and is available in semi-annual and annual reports filed with the SEC on Form N-CSR.

Fund filings on Form N-Q and Form N-CSR are not distributed to Fund shareholders but are available, free of charge, on the EDGAR database on the SEC's website at WWW.SEC.GOV. Should the Funds include only a Summary Schedule rather than a complete schedule of investments in its semi-annual and annual reports, its Form N-CSR will be available without charge, upon request, by calling 1-800-738-2625, extension 77966.

The Fund generally posts on the internet at HTTP://AICFUNDHOLDINGS.COM/HORIZON, a detailed list of the securities held by the Fund (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. The Fund's investment adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of the Fund. The Fund generally posts on the internet at HTTP://AICFUNDHOLDINGS.COM/HORIZON, the 10 largest portfolio holdings of the Fund, and the percentage that each of these holdings represents of the Fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. The postings generally remain until replaced by new postings as described above.

The information on the Funds' website is publicly available.

The Funds' policies and procedures provide that the Authorized Persons, may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times than the information posted to the internet; provided that the recipient is, either by contractual agreement or otherwise by law: (i) required to maintain the confidentiality of the information; and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. The Funds will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio holdings information.

In addition, the Funds' service providers, such as the Custodian, Administrator and Transfer Agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Funds. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Funds' service providers that would prohibit them from disclosing or trading on the Funds' non-public information. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

CODE OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Sub-Adviser, the Administrator and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("Access Persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under each Code of Ethics, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser has delegated the responsibility for decisions regarding proxy voting for securities held by the Diversified International Fund to the Sub-Adviser. The Adviser and the Sub-Adviser will each vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B and Appendix C to this SAI. The Board of Trustees will periodically review the Funds' proxy voting record.

The Trust is required to disclose annually each Fund's complete proxy voting records on Form N-PX. The Funds' proxy voting record for the most recent 12 month period ended June 30th is available upon request by calling 1-800-992-2085 or by writing to the Funds at Hancock Horizon Funds, 2600 Citiplace Drive, Suite 100, Baton Rouge, Louisiana 70808. The Funds' Form N-PX is also available on the SEC's website at www.sec.gov.

5% AND 25% SHAREHOLDERS

As of May 1, 2010, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to below were held by the below persons in account for their fiduciary, agency or custodial customers.

GOVERNMENT MONEY MARKET FUND - TRUST CLASS:


GOVERNMENT MONEY MARKET FUND - INSTITUTIONAL SWEEP CLASS:

GOVERNMENT MONEY MARKET FUND - CLASS A:


STRATEGIC INCOME BOND FUND - TRUST CLASS:

STRATEGIC INCOME BOND FUND - CLASS A:


STRATEGIC INCOME BOND FUND - CLASS C:


VALUE FUND - TRUST CLASS:


VALUE FUND - CLASS A:


VALUE FUND - CLASS C:


GROWTH FUND - TRUST CLASS:


GROWTH FUND - CLASS A


GROWTH FUND - CLASS C:


DIVERSIFIED INTERNATIONAL FUND - TRUST CLASS:


DIVERSIFIED INTERNATIONAL FUND - CLASS A:


DIVERSIFIED INTERNATIONAL FUND - CLASS C:


QUANTITATIVE LONG/SHORT FUND - TRUST CLASS:


QUANTITATIVE LONG/SHORT FUND - CLASS A:


QUANTITATIVE LONG/SHORT FUND - CLASS C:


BURKENROAD FUND - CLASS D:


BURKENROAD FUND - CLASS A:

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-    Leading market positions in well-established industries.

-    High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch, which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term Municipal Securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term Municipal Securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

- Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

- Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB--rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                                   APPENDIX B

                      HORIZON ADVISERS PROXY VOTING POLICY

                              PROXY VOTING POLICIES


                            I. THE BOARD OF DIRECTORS


A    VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees are made on a CASE-BY-CASE basis, examining the following factors:

o  long-term corporate performance record relative to a market index;
o  composition of board and key board committees;
o  nominee's attendance at meetings (past two years);
o  nominee's investment in the company;
o  whether a retired CEO sits on the board; and
o  whether the chairman is also serving as CEO.

In cases of significant votes and when information is readily available, we also review:

o  corporate governance provisions and takeover activity;
o  board decisions regarding executive pay;
o  director compensation;
o  number of other board seats by nominee; and
o  interlocking directorships.


B.   CHAIRMAN AND CEO IS THE SAME PERSON

We vote on a CASE-BY-CASE basis on shareholder proposals that would require the positions of chairman and CEO to be held by different persons.


C.   MAJORITY OF INDEPENDENT DIRECTORS

Shareholder proposals that request that the board be comprised of a majority of independent directors are evaluated on a CASE-BY-CASE basis.

We vote FOR shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.


D.   STOCK OWNERSHIP REQUIREMENTS

We vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

E.   TERM OF OFFICE

We vote AGAINST shareholder proposals to limit the tenure of outside directors.


F    DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals concerning director and officer indemnification and liability protection are evaluated on a CASE-BY-CASE basis.

We vote AGAINST proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

We vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

We vote FOR only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; AND (2) only if the director's legal expenses would be covered.


G.   CHARITABLE CONTRIBUTIONS

We vote AGAINST shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.


                               II. PROXY CONTESTS


A.   VOTING FOR DIRECTOR NOMINEES IN CONTEST ELECTIONS

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis, considering the following factors:

o long-term financial performance of the target company relative to its industry;
o  management's track record;
o  background to the proxy contest;
o  qualifications of director nominees (both slates);
o evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and
o  stock ownership positions.


B.    REIMBURSE PROXY SOLICITATION EXPENSES

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a CASE-BY-CASE basis.

                                  III. AUDITORS


RATIFYING AUDITORS

We vote FOR proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.


                           IV. PROXY CONTEST DEFENSES


A.   BOARD STRUCTURE:  STAGGERED VS. ANNUAL ELECTIONS

We vote AGAINST proposals to classify the board.

We vote FOR proposals to repeal classified boards and to elect all directors annually.


B.   SHAREHOLDER ABILITY TO REMOVE DIRECTORS

We vote AGAINST proposals that provide that directors may be removed ONLY for cause.

We vote FOR proposals to restore shareholder ability to remove directors with or without cause.

We vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We vote FOR proposals that permit shareholders to elect directors to fill board vacancies.


C.   CUMULATIVE VOTING

We vote AGAINST proposals to eliminate cumulative voting.

We vote FOR proposals to permit cumulative voting.


D.   SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

We vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

We vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

E.   SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

We vote AGAINST proposals to restrict or prohibit shareholder to take action by written consent.

We vote FOR proposals to allow or make easier shareholder action by written consent.


F.   SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

We vote FOR proposals that seek to fix the size of the board.

We vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.


                            V. TENDER OFFER DEFENSES


A.   POISON PILLS

We vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

We review on a CASE-BY-CASE basis shareholder proposal to redeem a company's poison pill.

We review on a CASE-BY-CASE basis management proposals to ratify a poison pill.


B.   FAIR PRICE PROVISIONS

We vote FOR fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

We vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.


C.   GREENMAIL

We vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

We review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.


D.   PALE GREENMAIL

We review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

E.   UNEQUAL VOTING RIGHTS

We vote AGAINST dual class exchange offers.

We vote AGAINST dual class recapitalizations.


F.   SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

We vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.


G.   SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

We vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.


H.   WHITE SQUIRE PLACEMENTS

We vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.


                     VI. MISCELLANEOUS GOVERNANCE PROVISIONS


A.   CONFIDENTIAL VOTING

We vote FOR shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follow: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

We vote FOR management proposals to adopt confidential voting.


B.   EQUAL ACCESS

We vote FOR shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

C.   BUNDLED PROPOSALS

We review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the package items. In instances when the joint effect of the conditioned items is not in shareholder's best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.


D.   SHAREHOLDER ADVISORY COMMITTEES

We review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.


                             VII. CAPITAL STRUCTURE


A.   COMMON STOCK AUTHORIZATION

We review on a CASE-BY-CASE basis proposals to increase the number of shares of common stock authorized for issue.

We use quantitative criteria that measures the number of shares available for issuance after analyzing the company's industry and performance. Our first step is to determine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after accounting for the requested increase. Shares reserved for legitimate business purposes, such as stock splits or mergers, are subtracted from the pool of shares available. We then compare this percentage to an allowable cap developed for the company's peer group to determine if the requested increase is reasonable. Each peer group is broken down into four quartiles, and within each quartile an "allowable increase" for company is set. The top quartile performers will have the largest allowable increase.

If the requested increase is greater than the "allowable increase", we will vote AGAINST the proposal.


B.   REVERSE STOCK SPLITS

We will review management proposals to implement a reverse stock split on a CASE-BY-CASE basis. We will generally support a reverse stock split if management provides a reasonable justification for the split.


C.   BLANK CHECK PREFERRED AUTHORIZATION

We vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

We review on a CASE-BY-CASE basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

We review on a CASE-BY-CASE basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding, we will vote against the requested increase. If the company does have preferred shares outstanding, we will use the criteria set forth in Section VII A.

D.   SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

We vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.


E.   ADJUST PAR VALUE OF COMMON STOCK

We vote FOR management proposals to reduce the par value of common stock.


F.   PREEMPTIVE RIGHTS

We review on a CASE-BY-CASE basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.


G.   DEBT RESTRUCTURING

We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

     o DILUTION - How much will ownership interests of existing shareholders be reduced, and how extreme will dilution to any further earnings be?

     o CHANGE IN CONTROL - Will the transaction result in a change in control of the company?

     o BANKRUPTCY - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructuring unless there are clear signs of self-dealing or other abuses.


H.    SHARE REPURCHASE PROGRAMS

We vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.


                    VIII. EXECUTIVE AND DIRECTOR COMPENSATION

In general, we vote on a CASE-BY-CASE basis on executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value.

In evaluating a pay plan, we measure its dilutive effect both on shareholder wealth and on voting power. We value equity-based compensation along with the cash components of pay. We estimate the present value of all short- and long-term incentives, derivative awards, and cash/bonus compensation - which enables us to assign a dollar value to the amount of potential shareholder wealth transfer.

Our vote is based, in part, on a comparison of company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution. Administrative features are also factored into our vote. For example, our policy is that the plan should be administered by a committee of disinterested persons; insiders should not serve on compensation committees.

Other factors, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.


A.    OBRA-RELATED COMPENSATION PROPOSALS

o  Amendments that Place a Cap on Annual Grant or Amend Administrative Features

   Vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

o  Amendments to Added Performance-Based Goals

   Vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

o  Amendments to Increase Shares and Retain Tax Deductions Under OBRA

   Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
   Section 162(m) should be evaluated on a CASE-BY-CASE basis.

o  Approval of Cash or Cash-and-Stock Bonus Plans

   Vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.


B.   SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTORS PAY

We review on a CASE-BY-CASE basis all shareholder proposals that seek additional disclosure of executive and director pay information.

We review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

C.   GOLDEN AND TIN PARACHUTES

We vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

We review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.


D.   EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)


We vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).


E.   401(K) EMPLOYEE BENEFIT PLANS

We vote FOR proposals to implement a 401(k) savings plan for employees.


                           IX. STATE OF INCORPORATION


A.   VOTING ON STATE TAKEOVER STATUES

We review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions and disgorgement provisions).


B.   VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation are examined on a CASE-BY-CASE basis.


                     X. MERGERS AND CORPORATE RESTRUCTURINGS


A.   MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account at least the following:

   o  anticipated financial and operating benefits;
   o  offer price (cost vs. premium);
   o  prospects of the combined companies;
   o  how the deal was negotiated; and
   o  changes in corporate governance and their impact on shareholder rights.

B.   CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyout, spin-offs, liquidations and asset sales are considered on a CASE-BY-CASE basis.


C.   SPIN-OFFS

Votes on spin-offs are considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus and managerial incentives.


D.   ASSET SALES

Votes on asset sales are made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.


E.   LIQUIDATIONS

Votes on liquidations are made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.


F.   APPRAISAL RIGHTS

We vote FOR proposals to restore, or provide shareholders with, rights of appraisal.


G.    CHANGING CORPORATE NAME

We vote FOR changing the corporate name.


                             XI. MUTUAL FUND PROXIES


A.   ELECTION OF TRUSTEES

We vote on trustee nominations on a CASE-BY-CASE basis.


B.   INVESTMENT ADVISORY AGREEMENT

We vote on investment advisory agreements on a CASE-BY-CASE basis.

C.   FUNDAMENTAL INVESTMENT RESTRICTIONS

We vote on amendments to a fund's fundamental investment restrictions on a CASE-BY-CASE basis.


D.   DISTRIBUTION AGREEMENTS

We vote on distribution agreements on a CASE-BY-CASE basis.


                      XII. SOCIAL AND ENVIRONMENTAL ISSUES

In general, we ABSTAIN from voting on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.

In most cases, however, we vote FOR disclosure reports that seek additional information that is not available elsewhere and that is not proprietary, particularly when it appears that companies have not adequately addressed shareholder's social and environmental concerns.

In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

   o whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

   o  the percentage of sales, assets and earnings affected;

   o the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

   o whether the issues presented should be dealt with through government or company-specific action;

   o whether the company has already responded in some appropriate manner to the request embodied in the proposal;

   o whether the company's analysis and voting recommendation to shareholders is persuasive;

   o  what other companies have done in response to the issue;

   o  whether the proposal itself is well framed and reasonable;

   o whether implementation of the proposal would achieve the objectives sought in the proposal; and

   o whether the subject of the proposal is best left to the discretion of the board.

Among the social and environmental issues to which we apply this analysis are the following:

   o  Energy and Environment
   o  South Africa
   o  Northern Ireland
   o  Military Business

   o  Maquiladora Standards and International Operations Policies
   o  World Debt Crisis
   o  Equal Employment Opportunity and Discrimination
   o  Animal Rights
   o  Product Integrity and Marketing
   o  Human Resources Issues


CONFLICTS OF INTEREST

VOTING BY ADVISER

The following procedures prescribe a three-step process for the Proxy Committee (or its equivalent) to use when an adviser, either directly or through an affiliate, may have a conflict of interest when voting proxies. The first step is to identify those issuers with which the adviser or its affiliates (collectively, the "adviser") has a significant business or personal/family relationship that could give rise to a conflict of interest. The second step is to identify those proxy proposals where the adviser's conflict of interest may be material. The third step is to determine how to vote proxies involving a material conflict of interest. These procedures are designed to ensure that all proxies are voted in the best interests of clients and not the product of the conflict.

(A) IDENTIFYING THOSE ISSUERS WITH WHICH THE ADVISER MAY HAVE A CONFLICT OF INTEREST

The Proxy Committee will use the following four steps to identify issuers with which it may have a conflict of interest. The Proxy Committee will maintain a list of such issuers.

1. SIGNIFICANT BUSINESS RELATIONSHIPS - The Committee will maintain a list of issuers with which the adviser may have a significant business relationship such as, for example, where the fund's adviser also manages a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to an issuer whose securities are held by the fund and whose management is soliciting proxies. For this purpose, a "significant business relationship" is any business relationship with a publicly traded company where loans, deposits, or assets under administration exceed $25 million OR annual fees received from a client are in excess of $250,000; and (2) may not directly involve revenue to the adviser or its affiliates but is otherwise determined by the Committee to be significant to the adviser or its affiliates where a key client also has a relationship with a publicly traded corporation where Hancock Bank's relationship with that client may be adversely affected if we do not vote in accordance with his/her wishes on a particular proxy proposal. For example, Hancock Bank has a substantial lending relationship with ABC Company where Mr. Joe Smith is the owner. Mr. Smith is also a director for XYZ, Inc., a publicly traded corporation. Mr. Smith knows XYZ, Inc. is a holding of Hancock Horizon Burkenroad Fund and he strongly urges Hancock Bank to vote for the executive compensation package which is currently proposed by management.

2. SIGNIFICANT PERSONAL/FAMILY RELATIONSHIPS - The Committee will identify issuers with which its employees who are involved in the proxy voting process may have a significant personal/family relationship. For this purpose, a "significant personal/family relationship" is one that would be reasonably likely to influence how the adviser votes proxies. To identify any such relationships, the Committee shall obtain information on a regular basis about any significant personal/family relationship between any employee of the adviser who is involved in the proxy voting process (e.g., portfolio managers, members of the Committee, senior management, as applicable) and senior employees of issuers for which the adviser may vote proxies.

3. CONTACT WITH PROXY COMMITTEE MEMBERS - The Proxy Committee should ensure that the adviser and its affiliates adopt procedures reasonably designed to prevent employees who are not involved in the proxy voting process from attempting to influence how the adviser votes any proxy. At a minimum, these procedures should provide that, if a person employed by the adviser not involved in the proxy voting process contacts any Committee member for the purpose of influencing how a proxy is voted, the member will immediately contact the Trust Department Compliance Officer who will determine: (1) whether the adviser should now treat the proxy in question as one involving a material conflict of interest; and (2) if so, whether the member of the Committee who was contacted should recluse himself/herself from all further matters regarding the proxy.

4. DUTIES OF THE PROXY COMMITTEE - The Committee has a duty to make reasonable investigation of information relating to conflicts of interest. For purposes of identifying conflicts under this policy, the Proxy Committee shall rely on publicly available information about the adviser and its affiliates, information about the adviser and its affiliates that is generally known by employees of the adviser,(1) and other information actually known by a member of the Committee. Absent actual knowledge, the Committee is not required to investigate possible conflicts involving the adviser where the information is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Committee.

In connection with the consideration of any proxy voting matters under this policy, each member of the Proxy Committee has a duty to disclose to the Committee any material conflicts of interest of which the member has actual knowledge but which have not been identified by the Committee pursuant to this policy.

(B) IDENTIFYING THOSE PROXY PROPOSALS WHERE THE ADVISER'S CONFLICT IS MATERIAL

If the adviser receives a proxy relating to an issuer with which it has a conflict of interest (as determined in (a) above), the Proxy Committee shall determine whether the conflict is "material" to any specific proposal included within the proxy. If not, then the adviser can vote the proxy in accordance with its proxy voting procedures; if so, the adviser may vote on any such proposal only in accordance with (c) below.(2) The Committee shall determine whether a proposal is material as follows:

1. ROUTINE PROXY PROPOSALS - Proxy proposals that are "routine" shall be presumed not to involve a material conflict of interest for the adviser, unless the Committee has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as the selection of an accountant, uncontested election of directors, meeting formalities, and approval of an annual report/financial statements. The Committee shall adopt procedures specifically designed for the adviser's circumstances that identify those proposals that the adviser will consider to be "routine" for purposes of this policy.(3)

----------------
(2) The procedures provide that the Committee should be aware of information about the adviser or its affiliates that is generally known by employees of the adviser, but it does not extend this knowledge to information about the adviser's affiliates that is generally known by employees of the adviser's affiliates (unless, of course, such information also is generally known by the adviser's employees).
(3) Alternatively, an adviser may determine that, if it has a conflict with respect to ANY specific proposal in a proxy, it will vote ALL proposals in that proxy in accordance with one of the procedures set forth in (c) below.

2. NON-ROUTINE PROXY PROPOSALS - Proxy proposals that are "non-routine" shall be presumed to involve a material conflict of interest for the adviser, unless the Committee determines that the adviser's conflict is unrelated to the proposal in question (see 3. below). For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans). The Committee shall adopt procedures specifically designed for the adviser's circumstances that identify those proposals that the adviser will consider to be "non-routine" for purposes of this policy.

3. DETERMINING THAT A NON-ROUTINE PROPOSAL IS NOT MATERIAL - As discussed above, although non-routine proposals are presumed to involve a material conflict of interest, the Committee may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the Committee must conclude that a proposal is not directly related to the adviser's conflict with the issuer. The Committee shall record in writing the basis for any such determination.

(C) DETERMINING HOW TO VOTE PROXIES INVOLVING A MATERIAL CONFLICT OF INTEREST

For any proposal where the Proxy Committee determines that the adviser has a material conflict of interest, the adviser will vote that proxy regarding the proposal by using an independent third party (such as a proxy voting service) to vote the specific proposal that involves a conflict.

                                   APPENDIX C

--------------------------------------------------------------------------------


                                RISKMETRICS Group

--------------------------------------------------------------------------------



                         Taft-Hartley Advisory Services

                   GLOBAL PROXY VOTING STATEMENT & GUIDELINES

                                  January 2009


--------------------------------------------------------------------------------

























Copyright (C) 2009 by RiskMetrics Group.

All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

                                TABLE OF CONTENTS

                                                                                 PAGE

TAFT-HARTLEY ADVISORY SERVICES PROXY VOTING POLICY STATEMENT AND GUIDELINES.......C-1

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS....................................C-2

     Discussion...................................................................C-2

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION..................................C-3

     Ratifying Auditors...........................................................C-3

     Discussion...................................................................C-3

APPOINTMENT OF INTERNAL STATUTORY AUDITORS........................................C-4

     Discussion...................................................................C-4

ALLOCATION OF INCOME..............................................................C-5

     Discussion...................................................................C-5

STOCK (SCRIP) DIVIDEND ALTERNATIVE AND DIVIDEND REINVESTMENT PLANS................C-6

     Discussion...................................................................C-6

AMENDMENTS TO ARTICLES OF ASSOCIATION.............................................C-7

     Discussion...................................................................C-7

CHANGE IN COMPANY FISCAL TERM.....................................................C-8

     Discussion...................................................................C-8

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP....................................C-9

     Discussion...................................................................C-9

TRANSACT OTHER BUSINESS..........................................................C-10

     Discussion..................................................................C-10

DIRECTOR AND SUPERVISORY BOARD MEMBER ELECTIONS..................................C-11

     Discussion..................................................................C-11

CONTESTED DIRECTOR ELECTIONS.....................................................C-15

     Discussion..................................................................C-15

DIRECTOR FEES....................................................................C-16

     Discussion..................................................................C-16

DISCHARGE OF BOARD AND MANAGEMENT................................................C-17

     Discussion..................................................................C-17

                                TABLE OF CONTENTS
                                   (continued)

                                                                                 PAGE
DIRECTOR AND OFFICER LIABILITY AND INDEMNIFICATION, AND AUDITOR
  INDEMNIFICATION................................................................C-19

     Discussion..................................................................C-19

BOARD STRUCTURE..................................................................C-21

     Discussion..................................................................C-21

     Board Size..................................................................C-21

     Adopt Classified Board......................................................C-21

     Introduction of Mandatory Age of Retirement.................................C-21

     Altering Board Size.........................................................C-21

CAPITAL SYSTEMS..................................................................C-23

     Authorized Capital System...................................................C-23

     Conditional Capital System..................................................C-23

SHARE ISSUANCE REQUESTS..........................................................C-24

     General Issuances...........................................................C-24

     Specific Issuances..........................................................C-25

INCREASES IN AUTHORIZED CAPITAL..................................................C-26

     Discussion..................................................................C-26

REDUCTION OF CAPITAL.............................................................C-27

     Discussion..................................................................C-27

CAPITAL STRUCTURES...............................................................C-28

     Discussion..................................................................C-28

PREFERRED STOCK..................................................................C-29

     Discussion..................................................................C-29

BLANK CHECK PREFERRED STOCK......................................................C-30

DEBT ISSUANCE REQUESTS...........................................................C-31

     Discussion..................................................................C-31

PLEDGING OF ASSETS FOR DEBT......................................................C-31

     Discussion..................................................................C-31

INCREASE IN BORROWING POWERS.....................................................C-33

     Discussion..................................................................C-33

                                TABLE OF CONTENTS
                                   (continued)

                                                                                 PAGE
SHARE REPURCHASE PLANS...........................................................C-34

     Discussion..................................................................C-34

REISSUANCE OF SHARES REPURCHASED.................................................C-36

     Discussion..................................................................C-36

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE................C-37

     Discussion..................................................................C-37

REORGANIZATIONS/ RESTRUCTURINGS..................................................C-38

     Discussion..................................................................C-38

MERGERS AND ACQUISITIONS.........................................................C-39

     Discussion..................................................................C-39

REINCORPORATION PROPOSALS........................................................C-42

     Discussion..................................................................C-42

EXPANSION OF BUSINESS ACTIVITIES.................................................C-43

     Discussion..................................................................C-43

RELATED PARTY TRANSACTIONS.......................................................C-44

     Discussion..................................................................C-44

COMPENSATION PLANS...............................................................C-45

     Discussion..................................................................C-45

     Stock Option Plans..........................................................C-45

     Shares Reserved for Issuance of Options Under the Plan......................C-46

     Exercise Price..............................................................C-46

     Exercise Price Discounts....................................................C-46

     Plan Administration.........................................................C-46

     Eligibility and Participation...............................................C-47

     Performance Criteria and Vesting Provisions.................................C-47

     Retesting of Performance Criteria...........................................C-47

     Other Features Specific to Option Plans.....................................C-48

     Issue Terms.................................................................C-48

     Option Repricing............................................................C-48

                                TABLE OF CONTENTS
                                   (continued)

                                                                                 PAGE
     Financial Assistance........................................................C-48

     Plans for International Employees...........................................C-48

     Stock Appreciation Rights...................................................C-48

     Phantom Stock Option Plans..................................................C-48

     Super Options...............................................................C-49

     Restricted Stock............................................................C-49

     Dividends Under Option and Dividend Equivalent Payment Provisions...........C-49

     Incentive Plans.............................................................C-49

     Share Purchase Plans........................................................C-50

     Other Features Specific to Share Purchase Plans.............................C-50

     Eligibility.................................................................C-50

     Loan Terms..................................................................C-50

     Grants Outside of Plans.....................................................C-50

ANTITAKEOVER MECHANISMS..........................................................C-52

     Discussion..................................................................C-52

     Renew Partial Takeover Provision (Australia)................................C-52

     Golden Shares...............................................................C-52

     Poison Pills (Canada).......................................................C-52

     Depositary Receipts and Priority Shares (The Netherlands)...................C-54

SHAREHOLDER PROPOSALS............................................................C-55

     Discussion..................................................................C-55

     Corporate Governance Proposals..............................................C-56

     Social and Environmental Proposals..........................................C-56

     Report on Environmental Policies............................................C-56

     Adoption of "CERES Principles"..............................................C-56

     Adoption of "MacBride Principles"...........................................C-56

     Contract Supplier Standards.................................................C-57

     Corporate Conduct and Human Rights..........................................C-57

TAFT-HARTLEY ADVISORY SERVICES
PROXY VOTING POLICY STATEMENT AND GUIDELINES

This statement sets forth the proxy voting policy of RiskMetrics' Taft-Hartley Advisory Services. Taft-Hartley Advisory Services will vote the proxies of its clients solely in the interest of their participants and beneficiaries and for the exclusive purpose of providing benefits to them. The interests of participants and beneficiaries will not be subordinated to unrelated objectives. Taft-Hartley Advisory Services shall act with the care, skill, prudence, and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. When proxies due to Taft-Hartley Advisory Services' clients have not been received, Taft-Hartley Advisory Services will make reasonable efforts to obtain missing proxies. Taft-Hartley Advisory Services is not responsible for voting proxies it does not receive.

Taft-Hartley Advisory Services shall analyze each proxy on a case-by-case basis, informed by the guidelines elaborated below, subject to the requirement that all votes shall be cast solely in the long-term interest of the participants and beneficiaries of the plans. Taft-Hartley Advisory Services does not intend for these guidelines to be exhaustive. Hundreds of issues appear on proxy ballots every year, and it is neither practical nor productive to fashion voting guidelines and policies which attempt to address every eventuality. Rather, Taft-Hartley Advisory Services' guidelines are intended to cover the most significant and frequent proxy issues that arise across international markets. Issues not covered by the guidelines shall be voted in the interest of plan participants and beneficiaries of the plan based on a worker-owner view of long-term corporate value. Taft-Hartley Advisory Services shall revise its guidelines as events warrant.

Taft-Hartley Advisory Services shall report annually to its clients on proxy votes cast on their behalf. These proxy voting reports will demonstrate Taft-Hartley Advisory Services' compliance with its responsibilities and will facilitate clients' monitoring of Taft-Hartley Advisory Services. A copy of this PROXY VOTING POLICY STATEMENT AND GUIDELINES is provided to each client at the time Taft-Hartley Advisory Services is retained. Taft-Hartley Advisory Services shall provide its clients with revised copies of this proxy voting policy statement and guidelines whenever significant revisions have been made.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

Vote FOR approval of financial statements and director and auditor reports, unless:

   o  there are concerns about the accounts presented or audit procedures used;
      or

   o the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

DISCUSSION

Most companies around the world submit these reports to shareholders for approval, and this is one of the first items on most agendas. The official financial statements and director and auditor reports are valuable documents when evaluating a company's annual performance. The director report usually includes a review of the company's performance during the year, justification of dividend levels and profits or losses, special events such as acquisitions or disposals, and future plans for the company.

The auditor report discloses any irregularities or problems with the company's finances. While a qualified report by itself is not sufficient reason to oppose this resolution, it raises cautionary flags of which shareholders should be aware. Most auditor reports are unqualified, meaning that in the auditor's opinion, the company's financial statements are made in accordance with generally accepted accounting principles.

When evaluating a company's financial statements, Taft-Hartley Advisory Services looks at debt/equity levels on the balance sheet, historical sales and earnings performance, dividend history and payout ratios, and the company's own performance relative to similar companies in its industry. Unless there are major concerns about the accuracy of the financial statements or the director or auditor reports, Taft-Hartley Advisory Services recommends approval of this item.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION
RATIFYING AUDITORS

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

   o there are serious concerns about the accounts presented or the audit procedures used;

   o  the auditors are being changed without explanation; or

   o non-audit/consulting fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

DISCUSSION

Most major companies around the world use one of the major international auditing firms to conduct their audits. As such, concerns about the quality and objectivity of the audit are minimal, and the reappointment of the auditor is usually a routine matter. Audit fees tend to be highly competitive and vary little between companies. However, if a company proposes a new auditor or an auditor resigns and does not seek reelection, companies should offer an explanation to shareholders. If shareholders request an explanation for a change in auditor and the company or retiring auditor fails to provide one, Taft-Hartley Advisory Services will vote against the election of a new auditor. If an explanation is otherwise unavailable, Taft-Hartley Advisory Services will abstain on this item.

Many countries also require the appointment of censors, or special auditors who ensure that the board and management are in compliance with the company's articles. The censors' role is purely advisory in nature. Proposals to appoint censors are routine, as the censors usually act as a secondary auditor for special audit requirements.

The practice of auditors contributing non-audit services to companies is problematic, as illuminated by the many accounting scandals in U.S. markets. When an auditor is paid more in consulting fees than for auditing, the company/auditor relationship is left open to conflicts of interest. Because accounting scandals evaporate shareholder value, any proposal to ratify auditors is examined for potential conflicts of interest, with particular attention to the fees paid to the auditor. When fees from non-audit services become significant without any clear safeguards against conflicts of interest, Taft-Hartley Advisory Services will oppose the auditor's reappointment.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS
Vote FOR the appointment or reelection of statutory auditors, unless:

   o there are serious concerns about the statutory reports presented or the audit procedures used;

   o  questions exist concerning any of the statutory auditors being appointed;
      or

   o the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

DISCUSSION

The appointment of internal statutory auditors is a routine request for companies in Latin America, Italy, Spain, Portugal, Japan, and Russia. The statutory auditing board is usually composed of three to five members, including a group chairman and two alternate members, all of whom are expected to be independent. In addition to the regular duty of verifying corporate accounts, the auditor board is responsible for supervising management and ensuring compliance with the law and articles of association. The auditors must perform an audit of the accounts every three months and present to shareholders a report on the balance sheet at the AGM. For most countries, the auditors are elected annually and may seek reelection. Taft-Hartley Advisory Services supports the appointment of statutory auditors unless there are serious concerns about the reports presented or questions about an auditor's qualifications.

ALLOCATION OF INCOME
Vote FOR approval of the allocation of income, unless:

   o the dividend payout ratio has been consistently below 30 percent without adequate explanation; or the payout is excessive given the company's financial position.

DISCUSSION

Many countries require shareholders to approve the allocation of income generated during the year. These proposals usually, but not always, contain an allocation to dividends. When determining the acceptability of this proposal, Taft-Hartley Advisory Services focuses primarily on the payout ratio. Payouts of less than 30 percent or more than 100 percent are a trigger for further analysis. The minimum level of 30 percent is based on a review of international practice. Payouts of more than 100 percent are a signal that the company is dipping into reserves to make the payment.

Further analysis of payout ratios should include the following: an examination of historical payouts to determine if there is a long-term pattern of low payouts; exceptional events that may have artificially modified earnings for the year; the condition of a company's balance sheet; comparisons with similar companies both domestically and internationally; and the classification of the company as growth or mature.

Justifications for extreme payouts must be reviewed carefully. If the company has an adequate explanation for a certain payout, Taft-Hartley Advisory Services supports the income allocation as proposed. However, if a company has a pattern of low payouts, fails to adequately justify the retention of capital, and is not experiencing above-average growth, Taft-Hartley Advisory Services will oppose the proposal. Taft-Hartley Advisory Services will also vote against the payout if a company appears to be maintaining an excessive payout that may affect its long-term health.

Although dividend payouts are still the predominant form of distribution of capital to shareholders, share buybacks have become more popular in some markets, such as Denmark. In these cases, companies have introduced policies to return capital to shareholders by way of share repurchases instead of through the payment of dividends. Taft-Hartley Advisory Services votes on proposals to omit the payment of a dividend in favor of a share buyback on a case-by-case basis looking at factors such as whether repurchased shares will be cancelled or may be reissued, tax consequences for shareholders, liquidity of the shares, share price movements and the solvency ratio of the company.

STOCK (SCRIP) DIVIDEND ALTERNATIVE AND DIVIDEND REINVESTMENT PLANS Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DISCUSSION

Stock dividend alternatives, also referred to in some markets as "scrip" dividend alternatives or dividend reinvestment plans (DRIPS), offer shareholders the option of receiving their dividend payment in the form of fully paid ordinary shares and are common proposals worldwide. While dividend payments in the form of shares in lieu of cash do not immediately add to shareholder value, they allow companies to retain cash and to strengthen the position and commitment of long-term shareholders. While Taft-Hartley Advisory Services is generally supportive of such plans, Taft-Hartley Advisory Services opposes stock dividend proposals that do not allow a cash option unless management shows that the cash outflow is detrimental to the company's health and to long-term shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION
Votes on amendments to the articles of association are considered on a CASE-BY-CASE basis.

DISCUSSION

Requests to amend a company's articles of association are usually motivated by changes in the company's legal and regulatory environment, although evolution of general business practice can also prompt amendments to articles. Such proposals are especially common whenever stock exchange listing rules are revised, new legislation is passed, or a court case exposes the need to close loopholes.

Amendments to articles range from minor spelling changes to the adoption of an entirely new set of articles. While the majority of such requests are of a technical and administrative nature, minor changes in wording can have a significant impact on corporate governance. As such, Taft-Hartley Advisory Services carefully scrutinizes any changes to a company's articles.

From a company's perspective, it is often more efficient to adopt a new set of articles than to introduce numerous amendments. However, bundling changes that treat different provisions of the articles into one voting item prevents shareholders from separating items of concern from routine changes. By leaving a shareholder with an all-or-nothing choice, bundling allows companies to include negative provisions along with positive or neutral changes.

When reviewing new or revised articles, Taft-Hartley Advisory Services classifies each change according to its potential impact on shareholder value and then weighs the package as a whole. The presence of one strongly negative change may warrant a recommendation against the resolution. In assigning these classifications, Taft-Hartley Advisory Services is not concerned with the nature of the article being amended, but rather focuses on whether the proposed change improves or worsens the existing provision.

The final criterion on which Taft-Hartley Advisory Services bases its decision is whether failure to pass a resolution would cause an immediate loss of shareholder value. In such cases, Taft-Hartley Advisory Services supports even a bundled resolution that includes negative changes.

CHANGE IN COMPANY FISCAL TERM
Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its annual general meeting (AGM).

DISCUSSION

Companies routinely seek shareholder approval to change their fiscal year end. This is a decision best left to management. Taft-Hartley Advisory Services opposes this resolution only if the company is changing its year-end to postpone its AGM. Most countries require companies to hold their AGM within a certain period of time after the close of the fiscal year. If a company is embroiled in a controversy, it might seek approval to amend its fiscal year end at an EGM to avoid controversial issues at an AGM. Taft-Hartley Advisory Services opposes the change in year-end in these cases.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP
Vote FOR resolutions to lower the stock ownership disclosure threshold in the interests of providing more disclosure by significant shareholders.

DISCUSSION

Required shareholder disclosure levels vary around the world. Some countries, such as Canada, require the disclosure of any stakes ten percent or higher, while other countries require lower disclosure levels. For example, the United Kingdom requires disclosure of stakes of three percent or greater. In some countries, shareholders may be asked from time to time to reduce the disclosure requirement at a specific company. Taft-Hartley Advisory Services will support such initiatives as they encourage greater disclosure by the company's largest shareholders. However, Taft-Hartley Advisory Services will vote AGAINST reductions that are unduly restrictive or could act as a pretext for an antitakeover device.

TRANSACT OTHER BUSINESS
Vote AGAINST other business when it appears as a voting item.

DISCUSSION

This item provides a forum for questions and any other resolutions that may be brought up at the meeting. In most countries this item is a non-voting formality (not requiring a shareholder vote), but companies in certain countries do include other business as a voting item. Because shareholders who vote by proxy cannot know what issues will be raised under this item, Taft-Hartley Advisory Services cannot approve this request when asked for a vote. While Taft-Hartley Advisory Services recognizes that in most cases this item is a formality or includes discussion that will have no impact on shareholders, shareholders cannot risk the negative consequences of voting in advance on an item for which information has not been disclosed.

DIRECTOR AND SUPERVISORY BOARD MEMBER ELECTIONS Vote
FOR management nominees in the election of directors, unless:

   o  adequate disclosure has not been provided in a timely manner;

   o there are clear concerns about the past performance of the company or the board, including questionable finances or restatements or questionable transactions with conflicts of interest;

   o  the board fails to meet minimum corporate governance standards;

   o  there is a lack of independence on the board and/or its key committees;

   o  there are any records of abuses against minority shareholder interests;

   o the board takes actions that are not in shareholders' best interests (excessive executive compensation, adopting antitakeover devices, failure to respond to shareholder concerns/wishes, or demonstrating a "lack of duty or care"); or

   o the board has been insensitive to labor interests, human rights, supplier codes of conduct, or has engaged in other corporate activities that affect the reputation of the company in the global market.

Vote FOR individual nominees unless there are specific concerns about the individual, such as non-independence on key committees, criminal wrongdoing, or breach of fiduciary responsibilities.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in markets where this information is disclosed).

Generally vote FOR employee and/or labor representatives.

DISCUSSION

Most countries around the world maintain an Anglo-Saxon board structure, as seen in the United States, in which executive and nonexecutive directors are organized into a single board. However, companies in a number of countries maintain two-tiered board structures, comprising a supervisory board of nonexecutive directors and a management board with executive directors. The supervisory board oversees the actions of the management board, while the management board is responsible for the company's daily operations. Companies with two-tiered boards elect members to the supervisory board only; management board members are appointed by the supervisory board. In Austria, Brazil, the Czech Republic, Germany, Peru, Poland, Portugal, and Russia, two-tiered boards are the norm. They are also permitted by company law in France and Spain.

Depending on the country, shareholders will be asked to either elect directors or supervisory board members at annual meetings. Taft-Hartley Advisory Services considers director/supervisory board elections to be one of the most important voting decisions that shareholders make, especially because shareholders are only given the opportunity to review their companies' operations once a year at the AGM. Thus, if detailed information on boards or nominees is available, analysis to the highest degree possible is warranted. Directors and supervisory board members function as the representatives of shareholders and stakeholders throughout the year and are therefore, a crucial avenue of ongoing influence on management.

Levels of disclosure regarding directors vary widely. In some countries, such as the United Kingdom, Canada, and Australia, companies publish detailed information such as director biographies, share ownership, and related information that aids shareholders in determining the level of director independence. In these cases, we apply standards of board and key board committee independence. In many other countries, the only information available on directors is their names, while still other countries disclose no information at all. In cases where detailed information about directors is not available, it would be counterproductive to vote against directors on the basis of a lack of information. Opposition to specific nominees or boards should be supported by specific problems or concerns.

While Taft-Hartley Advisory Services supports the annual election of directors, boards in many countries are divided into two or more classes that are elected on a staggered basis. This system of classified boards is common across the world. Only Canadian companies routinely elect the entire board on an annual basis, but even in Canada companies may classify their board if an appropriate amendment is made to the articles. In certain countries, executive directors may be appointed for terms of up to five years, and a company's articles may give executive directors protected board seats under which they are not subject to shareholder election. Taft-Hartley Advisory Services opposes protected board seats and preferential treatment of executive directors. Additionally, in some countries the trend is moving toward limiting terms for directors. In The Netherlands, the corporate governance code recommends that management and supervisory board members be subject to maximum four-year terms. Although Taft-Hartley Advisory Services prefers that all directors stand for reelection on an annual basis, we recognize that four-year terms are the standard in this market. In the Netherlands, Taft-Hartley Advisory Services will oppose the election of new (provision is being grandfathered in to honor existing contracts) directors or the reelection of an existing director when their terms are not disclosed or they exceed four years.

When reviewing director election proposals (where possible given information disclosure), Taft-Hartley Advisory Services examines board composition, company performance, and any negative views or information on either the company or individual directors. Taft-Hartley Advisory Services determines the number of executive and independent directors on the board, the existence and composition of board committees, and the independence of the chairman. An independent director is one whose only significant relationship with the company is through its board seat. Members of supervisory boards, which represent organized workers' interests, are defined as independent. In cases where board composition is of concern, the company's general health and its recent financial performance may play a part in the evaluation of directors. Individual director information is also considered, including share ownership among director nominees.

While complete independence on board committees is widely recognized as best practice, there are some markets in which it is still common to find executive directors serving as committee members. Whenever the level of disclosure is adequate to determine whether a committee includes company insiders, Taft-Hartley Advisory Services may decide to vote against these executive directors.

Taft-Hartley Advisory Services also takes into account the attendance records of directors when such information is provided to shareholders, using a benchmark attendance rate of 75 percent of board meetings. If an individual director fails to attend at least 75 percent of board meetings for two or more consecutive years, Taft-Hartley Advisory Services makes further inquiries to the company regarding the absences. Taft-Hartley Advisory Services will withhold votes against the director unless the company has provided a reasonable explanation for the absences. International companies tend to have directors who reside in other countries on their boards, making attendance difficult. While Taft-Hartley Advisory Services understands the difficulties imposed on such directors, failing to attend meetings prevents directors from fulfilling their fiduciary obligations and adequately representing shareholder interests. Other business obligations and conflicting travel schedules are not acceptable reasons for consistently poor attendance records. Taft-Hartley Advisory Services supports the use of teleconferencing and videoconferencing to cope with the increasing time and travel demands faced by directors in global business.

Statements of corporate governance practices are also helpful in reviewing director election proposals, but only in a few countries are these routinely included as part of the annual report, usually as a listing requirement of the major stock exchange. These reports are required in Australia, Canada, South Africa, and the United Kingdom.

For shareholder nominees, Taft-Hartley Advisory Services places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management's nominees. Serious consideration of shareholder nominees will be given in cases where there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

In many countries it is customary to elect a single slate of directors. We do not approve of this practice because shareholders may wish to express differing views as to the suitability of the director nominees and should have the ability to cast ballots with respect to individuals rather than the entire slate. Given improving best practice in more sophisticated markets, which are moving away from single slate director election items, we may choose to oppose director nominees if their election is not presented to shareholders as an individual item in these markets.

--------------------------------------------------------------------------------

MARKET SPECIFICS:

   o Tax havens: those U.S. firms incorporated offshore but that do not qualify for disclosure exemptions will be held to the same standards as companies incorporated in the U.S., two-thirds independence on the board and complete independence on the key board committees.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   o A 50% majority independence is expected from boards in Canada, Australia, the United Kingdom, South Africa and France. We will oppose the election of non-independent director nominees when this condition has not been met.
--------------------------------------------------------------------------------

CONTESTED DIRECTOR ELECTIONS
For contested elections of directors (e.g. the election of shareholder nominees or the dismissal of incumbent directors) Taft-Hartley Advisory Services will vote on a CASE-BY-CASE basis, considering the factors below in determining which directors are best suited to add value for shareholders:

   o  Governance profile of the company;

   o  Evidence of management entrenchment;

   o  Responsiveness to shareholders;

   o  Whether a takeover offer has been rebuffed;

   o  Whether minority or majority representation is being sought.

When analyzing a contested election of directors, Taft-Hartley Advisory Services generally focuses on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change? (i.e., maximize long-term shareholder value)

DISCUSSION

Once fairly infrequent, contested elections, (also referred to as proxy contests) have become increasingly common in recent years as large shareholders, frustrated by poor returns and unresponsive boards, have sought to challenge the STATUS QUO. Even when dissidents do not achieve board seats, studies indicate that at least some of their objectives are often achieved because the response to a proxy contest, or one that was narrowly averted, usually includes new strategic initiatives, a restructuring program, governance changes, or selected management changes. Based on these considerations, Taft-Hartley Advisory Services' framework for the evaluation of contested elections has the ultimate the goal of increasing long-term value for shareholders.

DIRECTOR FEES
Vote FOR proposals to award director fees unless the amounts are excessive relative to other companies in the country or industry.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

DISCUSSION

Director fees in most countries are not controversial. Fees for nonexecutive directors have been rising in recent years, as such directors around the world are being asked to take on more responsibility for company affairs. Taft-Hartley Advisory Services generally supports increases in director fees unless they are excessive relative to fees paid by other companies in the same country or industry. The primary focus of Taft-Hartley Advisory Services' evaluation is on fees paid to nonexecutive directors or fees paid to all directors, separate from the salaries of executive directors. In many countries, only an aggregate amount payable to nonexecutives or to all directors is disclosed.

Retirement benefits for nonexecutive directors are inappropriate, as they increase the directors' financial reliance on the company and could call into question the objectivity of their decision-making. In addition, most directors have served as senior executives of other companies, and adequate retirement benefits should be provided through these companies. The only caveat to this policy would be for professional nonexecutive directors such as those found in the United Kingdom. However, requests for such benefits in the United Kingdom are rare, and the appropriateness of using shareholder funds in this manner is questionable.

DISCHARGE OF BOARD AND MANAGEMENT
Vote CASE-BY-CASE on the discharge of the board and management:

Vote AGAINST the discharge of directors, including members of the management board and/or supervisory board, if there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

   o A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

   o Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

   o Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), Taft-Hartley Advisory Services may express its concern with the board in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions.

DISCUSSION

The annual formal discharge of board and management represents shareholder approval of actions taken during the year. Discharge is a tacit vote of confidence in the company's management and policies. It does not necessarily eliminate the possibility of future shareholder action, although it does make such action more difficult to pursue. Meeting agendas normally list proposals to discharge both the board and management as one agenda item.

This is a routine item in many countries, and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and plans to undertake legal action. Taft-Hartley Advisory Services will withhold discharge when there are serious questions about actions of the board or management for the year in question or legal action is being taken against the board by other shareholders. Withholding discharge is a serious matter and is advisable only when a shareholder has concrete evidence of negligence or abuse on the part of the board or management, has plans to take legal action, or has knowledge of other shareholders' plans to take legal action.

If evidence suggests that one or more board or management members are responsible for problems such as fraud or grave mismanagement, shareholders can withhold discharge from these individuals and pursue further legal action. Poor performance that can be directly linked to flagrant error or neglect on the part of the board or management, or board actions that are detrimental to shareholders' interests, may also constitute grounds for voting against discharge.

If shareholders approve discharge of the board and management, they may face a greater challenge if they subsequently decide to pursue legal action against these parties. Shareholders would be required to prove that management or the board did not supply correct and complete information regarding the matter in question.

DIRECTOR AND OFFICER LIABILITY AND INDEMNIFICATION, AND AUDITOR INDEMNIFICATION Vote CASE-BY-CASE on proposals that provide director liability for actions on behalf of the company.

ABSTAIN on proposals that provide for director liability where national law dictates that a shareholder who casts a FOR vote forfeits legal rights, such as the right to sue a company.

Vote FOR proposals to allow indemnification of directors and officers when actions were taken on behalf of the company and no criminal violations occurred.

Vote AGAINST proposals to indemnify auditors.

DISCUSSION

Management proposals typically seek shareholder approval to adopt an amendment to the company's charter to eliminate or limit the personal liability of directors to the company and its shareholders for monetary damages for any breach of fiduciary duty to the fullest extent permitted by law. In contrast, shareholder proposals seek to provide for personal monetary liability for fiduciary breaches arising from gross negligence. While Taft-Hartley Advisory Services recognizes that a company may have a more difficult time attracting and retaining directors if they are subject to personal monetary liability, Taft-Hartley Advisory Services believes the great responsibility and authority of directors justifies holding them accountable for their actions. Each proposal addressing director liability will be evaluated consistent with this philosophy. Taft-Hartley Advisory Services may support these proposals when the company persuasively argues that such action is necessary to attract and retain directors, but Taft-Hartley Advisory Services may often oppose management proposals and support shareholder proposals in light of our philosophy of promoting director accountability.

Specifically, Taft-Hartley Advisory Services will oppose management proposals that limit a director's liability for (i) a breach of the duty of loyalty, (ii) acts or omissions not in good faith or involving intentional misconduct or knowing violations of the law, (iii) acts involving the unlawful purchases or redemptions of stock, (iv) the payment of unlawful dividends, or (v) the receipt of improper personal benefits. In addition, Taft-Hartley Advisory Services will generally oppose proposals to reduce or eliminate directors' personal liability when litigation is pending against current board members.

By indemnifying its directors and officers, a company promises to reimburse them for certain legal expenses, damages, and judgments incurred as a result of lawsuits relating to their corporate actions, thereby effectively becoming the insurer for its officers and directors (the company usually purchases insurance to cover its own risk). Proposals to indemnify a company's directors differ from those to eliminate or reduce their liability because with indemnification directors may still be liable for an act or omission, but the company will bear the expense.

Taft-Hartley Advisory Services will vote in favor of indemnification proposals that contain provisions limiting such insurance to acts carried out on behalf of the company. The directors covered under the indemnification must be acting in good faith on company business and must be found innocent of any civil or criminal charges for duties performed on behalf of the company. Additionally, the company may persuasively argue that such action is necessary to attract and retain directors, but we will oppose indemnification when it is being proposed to insulate directors from actions they have already taken.

Taft-Hartley Advisory Services opposes providing indemnity insurance to auditors. These payments call into question the objectivity of the auditor in carrying out the audit, as the fees paid on its behalf could be greater than the audit fees alone. Eliminating concerns about being sued for carelessness could also lead to a decrease in the quality of the audit. Given the substantial settlements against auditors in recent years for poor audit practices, the cost of such insurance to the company and its shareholders is unwarranted.

BOARD STRUCTURE
Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

DISCUSSION

Resolutions relating to board structures range from fixing the number of directors or establishing a minimum or maximum number of directors to introducing classified boards and director term limits.

BOARD SIZE

Proposals to fix board size are common and are routinely approved. Proposals to establish a range of board size are also frequent; a range of two or three open slots relative to the existing board size is reasonable, as it gives the company some flexibility to attract potentially valuable board members during the year. Latitude beyond this range is inappropriate, however, because companies can use this freedom to hinder unwanted influence from potential acquirers or large shareholders.

ADOPT CLASSIFIED BOARD

Taft-Hartley Advisory Services prefers that all directors stand for reelection every year. All directors should be accountable to shareholders on an annual basis, as the ability to elect directors is the single most important use of the shareholder franchise.

While classified boards are the norm in most countries, some companies have chosen to place their directors up for annual election. Taft-Hartley Advisory Services supports initiatives to declassify boards and opposes proposals to classify previously unstaggered boards. Classifying the board makes it more difficult to effect a change of control through a proxy contest; because only a minority of the directors are elected each year, a dissident shareholder would be unable to win control of the board in a single election.

INTRODUCTION OF MANDATORY AGE OF RETIREMENT

Taft-Hartley Advisory Services believes that age should not be the sole factor in determining a director's value to a company. Rather, each director's performance should be evaluated on the basis of their individual contribution and experience.

ALTERING BOARD SIZE

Companies may attempt to increase board size in order to add related or like-minded directors to the board. Conversely, establishing a minimum number of directors could make it easier to remove independent directors from the board. Taft-Hartley Advisory Services considers these proposals on a case-by-case basis.

All proposals to alter board size during a proxy fight or other possible contests for control should be opposed. Allowing directors to alter the terms of a contest while it is underway is not in shareholders' interests, as this tactic could be used to thwart a takeover that is in shareholders' interests.

CAPITAL SYSTEMS
Companies have one of two main types of capital systems: authorized and conditional. Both systems provide companies with the means to finance business activities, but they are considerably different in structure. Which system is used by a company is determined by the economic and legal structure of the market in which it operates.

AUTHORIZED CAPITAL SYSTEM

The authorized capital system sets a limit in a company's articles on the total number of shares that can be issued by the company's board. The system allows companies to issue shares from this preapproved limit, although in many markets shareholder approval must be obtained prior to an issuance. Companies also request shareholder approval for increases in authorization when the amount of shares contained in the articles is inadequate for issuance authorities. Taft-Hartley Advisory Services reviews proposals for such increases based on the following criteria: the history of issuance requests; the size of the request; the purpose of the issuance (general or specific) associated with the increase in authorization; and the status of preemptive rights (see po1.19 and po1.21).

CONDITIONAL CAPITAL SYSTEM

Under the conditional capital system, companies seek authorizations for pools of capital with fixed periods of availability. For example, if a company seeks to establish a pool of capital for general issuance purposes, it requests the creation of a certain number of shares with or without preemptive rights, issuable piecemeal at the discretion of the board for a fixed period of time. Shares unissued after the fixed time period lapse. This type of authority would be used to carry out a general rights issue or small issuances without preemptive rights.

Requests for a specific issuance authority are tied to a specific transaction or purpose, such as an acquisition or the servicing of convertible securities. Such authorities cannot be used for any purpose other than that specified in the authorization. In this case, a company requests the creation of a certain number of shares with or without preemptive rights, issuable as needed for the specific purpose requested. This pool of conditional capital also carries a fixed expiration date.

In reviewing these proposals, Taft-Hartley Advisory Services takes into consideration the existence of pools of capital from previous years. Because most capital authorizations are for several years, new requests may be made on top of the existing pool of capital. While most requests contain a provision to eliminate earlier pools and replace them with the current request, this is not always the case. Thus, if existing pools of capital are being left in place, the aggregate potential dilution amount from all capital should be considered.

SHARE ISSUANCE REQUESTS
Vote FOR general issuance requests with preemptive rights up to 50 percent of issued capital;

Vote FOR general issuance requests without preemptive rights up to 10 percent of issue capital; and

Vote on a CASE-BY-CASE basis specific issuance requests with or without preemptive rights up to any amount depending on the purpose for the issuance.

Vote on a CASE-BY-CASE basis those issuance requests that exceed one-year periods.

GENERAL ISSUANCES

General issuance requests under both authorized and conditional capital systems allow companies to issue shares to raise funds for general financing purposes. Approval of such requests gives companies sufficient flexibility to carry out ordinary business activities without having to bear the expense of calling shareholder meetings for every issuance.

Issuances can be carried out with or without preemptive rights. Preemptive rights permit shareholders to share proportionately in any new issuances of stock. These rights guarantee existing shareholders the first opportunity to purchase shares of new issuances of stock in the class they own in an amount equal to the percentage of the class they already own. Corporate law in many countries recognizes preemptive rights and requires shareholder approval for the disapplication of such rights.

Taft-Hartley Advisory Services believes that the ability to increase share capital by 50 percent through a rights issue (with preemptive rights) provides the company with sufficient financing to meet most contingencies. Rights issues for general capital needs of less than 50 percent of outstanding capital warrant shareholder approval. Issuance authorities of more than 50 percent can lead to excessive cash calls on shareholders, requiring them to provide the funds necessary to maintain their relative positions in the company or to accept substantial dilution.

In some cases, companies may need the ability to raise funds for routine business contingencies without the expense of carrying out a rights issue. Such contingencies could include the servicing of option plans, small acquisitions, or payment for services. When companies make issuance requests without preemptive rights, shareholders suffer dilution as a result of such issuances. Therefore, authorizations should be limited to a fixed number of shares or a percentage of capital at the time of issuance. While conventions regarding this type of authority vary widely among countries, Taft-Hartley Advisory Services routinely approves issuance requests without preemptive rights for up to ten percent of a company's outstanding capital.

In certain markets, issuance requests are made for several years. This is often the case in France, Germany and Spain. In these situations, Taft-Hartley Advisory Services will consider the per annum dilution equivalent as well as consider whether or not the authority can be renewed before the lapse of the specified period. Whenever possible, we will monitor actual share issuances to assure that the company is not abusing the privilege.

SPECIFIC ISSUANCES

Specific issuance requests should be judged on their individual merits. For example, a company may request the issuance of shares for an acquisition in the form of a rights issue to raise funds for a cash payment, or else a company could request an issuance without preemptive rights for use in a share-based acquisition or issuance to a third party. Such a request could be of any size, and Taft-Hartley Advisory Services will generally support the request as long as the proposal is sound. A more routine request would be an authority to issue shares without preemptive rights for issuance as needed upon conversion of convertible securities or to service a share option plan. These shares can only be used for the purpose defined in the resolution.

INCREASES IN AUTHORIZED CAPITAL
Vote FOR nonspecific proposals to increase authorized capital up to 50 percent over the current authorization.

Vote FOR specific proposals to increase authorized capital to any amount unless the specific purpose of the increase (such as a share-based acquisition or merger) does not meet Taft-Hartley Advisory Services' guidelines for the purpose being proposed.

Vote AGAINST proposals to adopt unlimited capital authorizations.

DISCUSSION

Increases in authorized capital are requested both for general financing flexibility and to provide for a specific purpose. Companies need an adequate buffer of unissued capital in order to take advantage of opportunities during the year, and thus they often request increases in authorized capital for no specific purpose other than to retain this flexibility. Taft-Hartley Advisory Services believes that approving such requests is reasonable.

An increase of 50 percent over the existing authorization gives the company sufficient flexibility in any given year but also limits the company's ability to abuse this privilege. If a company wishes to issue shares for any unforeseen reason during the year that would double (or possibly triple) outstanding share capital, an EGM to seek shareholder approval is justified.

Another important consideration is the status of preemptive rights. Not all countries recognize shareholders' preemptive rights, and excessive authorizations could lead to substantial dilution for existing shareholders. When preemptive rights are not guaranteed, companies do not need shareholder approval for share issuances as long as the issuance does not result in an increase above the authorized capital limit.

For specific requests, increases in capital up to any size may be justified if the purpose of the new authorization is in shareholders' interests. Such increases may be needed to fund a variety of corporate activities, and thus each proposal must be reviewed on its individual merits.

Taft-Hartley Advisory Services will vote against proposals seeking to increase authorized capital to an unlimited number of shares. Taft-Hartley Advisory Services does not believe that companies need unlimited financial flexibility to transact ordinary business because such an arrangement precludes management from periodically consulting shareholders for new capital. Unlimited authorizations may also be used as antitakeover devices, and they have the potential for substantial voting and earnings dilution. As such, they are not in shareholders' best interests.

REDUCTION OF CAPITAL
Vote FOR proposals to reduce capital unless the terms are unfavorable to shareholders.

Vote on a CASE-BY-CASE basis proposals to reduce capital in connection with corporate restructurings.

DISCUSSION

Proposals to reduce capital are usually the result of a significant corporate restructuring in the face of bankruptcy. Taft-Hartley Advisory Services generally supports such proposals because opposition could lead to insolvency, which is not in shareholders' interests. Evaluation of this type of proposal should take a realistic approach to the company's situation.

CAPITAL STRUCTURES
Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional super-voting shares.

DISCUSSION

A key decision for any business is determining its capital structure. When timed correctly, sophisticated capital management--finding the right mix of equity, long-term debt, and short-term financing--can enhance shareholder returns. This process involves coordination of important issues, including dividend policy, tax and interest rates, types of assets, opportunities for growth, ability to finance new projects internally, and cost of obtaining additional capital.

These decisions are best left to a company's board and senior management, who should be given the latitude to determine the company's capital structure. However, shareholders should be aware that many financing decisions could have an adverse effect on shareholder returns. For example, additional equity financing may reduce an existing shareholder's ownership interest and can dilute the value of the investment. Some capital requests can be used as takeover defenses; in response to this situation, company laws establish limits on management's authority to issue new capital and often require shareholder approval for significant changes in management's existing authorizations.

Taft-Hartley Advisory Services supports a one share, one vote policy and opposes mechanisms that skew voting rights. Shareholders' voting rights should accrue in accordance with their equity capital commitment to the company. Dual class capital structures entrench certain shareholders and management, insulating them from possible takeovers or other external influence or action. The interests of parties with voting control may not be the same as those of shareholders constituting a majority of the company's capital. Additionally, research and market experience have shown that companies with dual class capital structures or other antitakeover mechanisms consistently trade at a discount to similar companies without such structures.

When companies with dual class capital structures seek shareholder approval for the creation of new shares, Taft-Hartley Advisory Services opposes the creation of additional super-voting shares because this perpetuates the dual class structure. If companies are seeking to increase ordinary or subordinate share capital, Taft-Hartley Advisory Services reviews such requests on a case-by-case basis. If the shares are needed for a specific purpose, Taft-Hartley Advisory Services will approve as long as the proposal meets the issuance guidelines for specific requests. Refusing such requests could cause an immediate loss of shareholder value by not allowing the company to carry out its ordinary business. However, Taft-Hartley Advisory Services opposes general share creation requests on the grounds that they would perpetuate unequal voting structures. If shareholders routinely approve the creation of ordinary or subordinate voting shares, the company has no incentive to reform its capital structure. By not approving such requests, shareholders can send a signal of dissatisfaction to management.

PREFERRED STOCK
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote AGAINST the creation of blank check preferred stock unless the board expressly states that the authorization will not be used as a takeover defense.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

DISCUSSION

Preferred stock (also known as preference shares) is an equity security, but it has certain features that liken it to debt instruments, such as fixed dividend payments, seniority of claims relative to regular common stock, and (in most cases) no voting rights except on matters that affect the seniority of preferred stock as a class. Preferred stock usually ranks senior to a company's ordinary shares with respect to dividends and the distribution of assets or winding down of the company. Companies often request approval for the creation of a new class of preferred stock, the issuance of preferred stock, and the introduction of blank check preferred stock authorization. Taft-Hartley Advisory Services prefers that the terms of preferred stock be set out at the time of the issuance or authorization request.

Preferred stock can be an effective means of raising capital without increasing debt levels, especially if a company has recently concluded a series of acquisitions. In determining the acceptability of proposals relating to preferred stock, Taft-Hartley Advisory Services examines the rights and terms of the proposed shares, including their designation, conditions, restrictions, and limitations. Whether or not the preferred shares carry voting rights is also considered, along with their conversion ratio (if the shares are convertible into common shares). Also important is the company's justification for issuing or authorizing preferred stock. Taft-Hartley Advisory Services supports proposals that would not result in excessive dilution or adversely affect the rights of holders of common shares.

BLANK CHECK PREFERRED STOCK
Companies may also seek shareholder approval for blank check preferred stock, which are blanket authorities to issue preferred stock under which the directors are allowed to set the size, terms, and recipient of such shares at the time of issuance. Blank check preferred stock can be used for legitimate corporate purposes such as raising capital or making acquisitions. By not establishing the terms of preferred stock at the time the class of stock is created, companies maintain the flexibility to tailor their preferred stock offerings to prevailing market conditions. However, blank check preferred stock can also be used as an entrenchment device. The ability to issue a block of preferred stock with multiple voting or conversion rights to a friendly investor is a powerful takeover defense. As such, Taft-Hartley Advisory Services does not support the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Taft-Hartley Advisory Services also considers, on a case-by-case basis, proposals to increase authorizations of blank check preferred stock when shareholders have already approved the class of stock and the company has a history of issuing such stock for legitimate financing purposes. Theoretically, companies with authorized blank check preferred stock can use these shares for antitakeover purposes as long as there are a few shares remaining, as they are free to set voting or conversion terms with each issue. Therefore, an increase in authorization may have little effect on the usage of this stock. In cases where a company has issued preferred stock from its authorization for legitimate financing purposes, there is no reason to object to an increase.

DEBT ISSUANCE REQUESTS
Vote debt issuance requests with or without preemptive rights on a CASE-BY-CASE basis.

Vote AGAINST the creation or issuance of convertible debt with preemptive rights if the conversion increases the company's share capital by more than 50 percent over the current outstanding capital.

Vote AGAINST the creation or issuance of convertible debt without preemptive rights if the conversion increases the company's share capital by more than 10 percent over the current outstanding capital.

DISCUSSION

Debt issuance is a popular financing strategy. Debt instruments are often issued with the right to convert into equity securities. Many companies issue debt denominated in currencies other than their own. Bonds may be issued with or without preemptive rights.

Companies routinely issue bonds directly to shareholders in order to raise funds while enjoying low borrowing costs. Convertible bonds give holders the choice of becoming shareholders, thereby increasing the shareholder base and liquidity of the company's stock, or selling their newly converted shares on the open market. The issuance of unsecured debt often includes warrants, which are detached at the time of bond issuance. Warrants are usually attached to a debt issuance in order to enhance the marketability of the accompanying fixed income security.

When evaluating a debt issuance request, Taft-Hartley Advisory Services examines the issuing company's present financial situation. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. Taft-Hartley Advisory Services routinely approves of debt issuances for companies when the gearing level is between zero and 50 percent. If the company's gearing level is higher than 50 percent, Taft-Hartley Advisory Services then factors in other financial statistics, such as the company's growth over the past five years relative to earnings or market capitalization, recent corporate events that might affect the company's bottom line (such as the acquisition of a major competitor or the release of a revolutionary product), and the normal debt levels in the company's industry and country of origin. In the case of convertible bonds, Taft-Hartley Advisory Services also takes into consideration the total level of dilution that would result at the time of conversion. Taft-Hartley Advisory Services' guidelines for capital increases would then be applied.


PLEDGING OF ASSETS FOR DEBT
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

DISCUSSION

In certain countries, shareholder approval is required when a company needs to secure a debt issuance with its assets. In many cases, this is a routine request and is a formality under the relevant law. When reviewing such proposals, Taft-Hartley Advisory Services takes into account the terms of the proposed debt issuance and the company's overall debt level. If both of these factors are acceptable, Taft-Hartley Advisory Services will support these requests.

INCREASE IN BORROWING POWERS
Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Vote AGAINST the removal of a limit on borrowing powers.

DISCUSSION

In some countries, companies are required to seek shareholder approval for increases in their aggregate borrowing power authorities. The aggregate limit on the board's ability to borrow money is often fixed in a company's articles, and shareholder approval to change this limit is therefore legally required. Taft-Hartley Advisory Services believes that a company's financing needs are best determined by the board, and modest increases in borrowing powers are necessary to allow the company to take advantage of new acquisition opportunities or to complete development and restructuring projects. Taft-Hartley Advisory Services' analysis of borrowing power increase requests take into account management's stated need for the increase, the size of the increase, and the company's current gearing level. Large increases in borrowing powers can sometimes result in dangerously high debt-to-equity ratios that could harm shareholder value. If an increase is excessive without sufficient justification and if a company already has exceptionally high gearing compared to its industry, Taft-Hartley Advisory Services will oppose the request.

SHARE REPURCHASE PLANS
Vote FOR share repurchase plans, unless:

   o  clear evidence of past abuse of the authority is available;

   o  the plan contains no safeguards against selective buybacks;

   o pricing provisions and safeguards are deemed to be unreasonable in light of market practice; or

   o the repurchase is in connection with share-based awards and there is no information made available about the features of said awards. However, this condition would be applied only to those markets in which disclosure is sufficient concerning the use of repurchased shares;

In addition, vote FOR share repurchase programs/market repurchase authorities if the proposal meets the following parameters:

   o  duration does not exceed 18 months.

   o maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury ("on the shelf");

DISCUSSION

Proposals regarding share repurchase plans are routine in most countries, and such plans are usually sufficiently regulated by local laws or listing requirements to protect shareholder interests.

Taft-Hartley Advisory Services looks for the following conditions in share repurchase plans: limitations on a company's ability to use the plan to repurchase shares from third parties at a premium; limitations on the exercise of the authority to thwart takeover threats; and a requirement that repurchases be made at arm's length through independent third parties and that selective repurchases require shareholder approval.

Some shareholders object to companies repurchasing shares, preferring to see extra cash invested in new businesses or paid out as dividends. Taft-Hartley Advisory Services believes that when timed correctly, stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.

However, in certain instances, share buybacks are used to fund stock option plans. In these cases, cash is being used to fund stock options plans, which in most cases are a form of management compensation. When possible, we will make efforts to learn whether share repurchase plans are being used to fund stock option plans. In these instances, extra scrutiny will be paid, and a repurchase plan may be opposed.

For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, we will assess the company's historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, we will support the proposed authority.

Taft-Hartley Advisory Services may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:


   o The overall balance of the proposed plan seems to be clearly in shareholders' interests;


   o The plan still respects the 10 percent maximum of shares to be kept in treasury.

REISSUANCE OF SHARES REPURCHASED
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

DISCUSSION

Taft-Hartley Advisory Services generally believes that properly timed repurchases of company shares can enhance shareholder value and improve general shareholder returns. With good timing and proper safeguards, the same returns and improvements in shareholder value can be generated through the reissuance of the shares repurchased. In most countries, the text of this general mandate provides sufficient shareholder protection to make this item routine. When reviewing such proposals, Taft-Hartley Advisory Services takes into account the country's legal framework for such reissuances and the company's history of reissuing shares under the authority.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

DISCUSSION

Companies routinely carry out bonus issues of shares or increases in par value to existing shareholders, usually through the capitalization of reserves from either the share premium reserve or the retained earnings account. Capitalization of these reserves-transferring them into the share capital account-usually requires shareholder approval. These issuances essentially function as dividends.

When companies increase par value or capitalize reserves and distribute new fully paid shares to shareholders free of charge through a bonus issue, there is no cost to shareholders to maintain their stakes and no risk of dilution. This procedure transfers wealth to shareholders and does not significantly impact share value. The only impact on shareholders is that by increasing the number of shares on issue, the company could increase liquidity, enhance marketability, and ultimately expand its shareholder base.

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REORGANIZATIONS/ RESTRUCTURINGS
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

DISCUSSION

Requests to approve corporate reorganizations or restructurings range from the routine shuffling of subsidiaries within a group to major rescue programs for ailing companies. Taft-Hartley Advisory Services usually approves such resolutions unless there are clear conflicts of interest among the various parties, shareholders' rights are being negatively affected, or certain groups or shareholders appear to be getting a better deal at the expense of general shareholders.

In the case of routine reorganizations of assets or subsidiaries within a group, Taft-Hartley Advisory Services' primary focus with the proposed changes is to ensure that shareholder value is being preserved. This includes the effect of the reorganization on the control of group assets, the final ownership structure, the relative voting power of existing shareholders if the share capital is being adjusted, and the expected benefits arising from the changes.

Taft-Hartley Advisory Services also assesses the proposed restructuring and its impact on job loss with an emphasis on the company's U.S. operations. In certain circumstances, jobs may be lost due to economic inefficiencies. However, we will not support reorganizations that unnecessarily eradicate employment, harming the beneficiaries, communities, and the company's economic position.

In the case of a distress restructuring of a company or group, shareholders' options are far more limited; often, they have no choice but to approve the restructuring or lose everything. In such cases, Taft-Hartley Advisory Services first determines the company's degree of distress by determining whether or not the company still has a positive net asset value-that is, if realizable assets are greater than liabilities. Although rare, liquidation should be considered an option in these situations.

In most cases, however, the company has a negative asset value, meaning that shareholders would have nothing left after a liquidation. Taft-Hartley Advisory Services seeks to ensure that the degree of dilution proposed is consistent with the claims of outside parties and is commensurate with the relative commitments of other company stakeholders. Existing shareholders usually must accept the transfer of majority control over the company to outside secured creditors. Ultimately, ownership of a small percentage of something is worth more than majority ownership of nothing.

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MERGERS AND ACQUISITIONS
For every MELA analysis, Taft-Hartley Advisory Services reviews publicly available information as of the date of our analysis and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors.

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

   o Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, Taft-Hartley Advisory Services places emphasis on the offer premium, market reaction, and strategic rationale;

   o Market reaction - How has the market responded to the proposed deal? A negative market reaction will elicit greater scrutiny on a deal;

   o Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions;

   o Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? We will consider whether any special interests may have influenced these directors and officers to support or recommend the merger;

   o Governance - impact of the merger on and shareholder rights. Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance;

   o The possibility of a high degree of job loss with no reasonable explanation; and

   o  Any significant reduction in basic labor standards.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

DISCUSSION

When evaluating the merits of a proposed acquisition, merger, or takeover offer, Taft-Hartley Advisory Services focuses on the financial and corporate governance impact on shareholder value, both in the immediate and long term. The primary concern is to determine whether or not the proposal is beneficial to shareholders' existing and future earnings stream and to ensure that the impact on voting rights is not disproportionate to that benefit. Generally, we are interested in

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the long-term shareholder interests as opposed to short-term gains that devalue assets and have a negative impact on workers and communities.

Taft-Hartley Advisory Services will evaluate proposed mergers by looking at the justification for the merger; whether a reasonable financial arrangement has been proposed and a fairness opinion rendered; and the long-term impact of the business plans of the competing parties. We will assess the impact of the proposed merger on the affected workforce and community. For example, Taft-Hartley Advisory Services will assess the proposed merger's impact on job loss with an emphasis on the company's U.S. operations. In certain circumstances, jobs may be lost due to economic inefficiencies. However, we will not support mergers that unnecessarily eradicate employment, harming the beneficiaries, communities, and the company's economic position.

In the case of a cross-border merger, we consider the proposed merger affect on labor standards. Taft-Hartley Advisory Services will not support mergers that diminish basic labor standards. The resulting entity should comply with applicable laws and principles protecting employees' wages, benefits, working conditions, freedom of association, and other rights.

In the case of an acquisition, Taft-Hartley Advisory Services examines the level of voting or earnings dilution and the logic of the proposed purchase if large share issuances are required. The method of financing is also important, as various methods can result in different valuations than originally perceived. Taft-Hartley Advisory Services also checks for an independent valuation of the terms, particularly if the target of the acquisition is not a publicly traded entity or asset and precise market valuations are not readily available.

This is important when determining whether or not a specific premium is justified. Control premiums on acquisitions vary widely depending on the industry, the time period, and the country. During the late 1980s in the United States, control premiums of up to 70 percent in certain sectors were considered reasonable. Broad averages over time indicate that premiums in the range of 20 percent to 30 percent are normal, but this must be evaluated on a case-by-case basis. For publicly traded entities or assets, Taft-Hartley Advisory Services looks at the price of the acquisition relative to the average market price prior to any announcement, as well as the historical price trends for 60 days prior. For non-publicly traded entities or assets, an independent financial evaluation becomes even more important.

In the case of mergers, Taft-Hartley Advisory Services examines whether or not the merger makes commercial or strategic sense for the company. Taft-Hartley Advisory Services also considers the method of effecting the merger and the ultimate impact on shareholders of the proposed financial and corporate governance structure. While historical relative valuations based on market prices are useful in the financial evaluation process, the often-complicated financial details of such proposals make an independent fairness opinion of extreme importance. The proposed board structure, share capital structure, and relative share ownership of the new company are all important factors for consideration in this evaluation process.

If the details of a given proposal are unclear or not available and a fairness opinion is also not available, Taft-Hartley Advisory Services will either abstain on or vote against the proposal. Abstention would most likely be the result of a lack of information about the proposal. If a


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company is uncooperative in providing information about the proposal or is evasive when responding to questions, Taft-Hartley Advisory Services will vote against it.

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REINCORPORATION PROPOSALS
Vote reincorporation proposals on a CASE-BY-CASE basis.

DISCUSSION

Reincorporation proposals are most commonly seen in Canada, where companies may register under one of the provincial business statutes. However, companies in other countries may also seek shareholder approval to reincorporate in a U.S. state or another country. Many companies, including U.S. companies, choose to reincorporate in places such as Bermuda, the Cayman Islands, or the British Virgin Islands for tax purposes.

When examining a reincorporation proposal, Taft-Hartley Advisory Services first examines the reasons for the move. Sometimes a reincorporation proposal is part of a restructuring effort or merger agreement that contributes significantly to a company's growth, financial health, and competitive position more than the anticipated negative consequences of incorporating in another province or country. Some reincorporations allow firms to realize lower taxes or incorporation fees. In addition, there may be advantages to incorporating in the province in which the company conducts the bulk of its business.

Companies often adopt a new charter or bylaws with increased protection for management upon reincorporation. For instance, many reincorporation proposals are bundled with the ratification of a new charter that increases the company's capital stock or imposes a classified board. When such changes to the charter include the addition of negative corporate governance provisions, the impact of these new provisions on shareholders must be balanced against the anticipated benefits of the reincorporation.

Taft-Hartley Advisory Services believes that reincorporations to countries, states, or provinces with less stringent disclosure requirements or corporate governance provisions are often management attempts to lessen accountability to shareholders. In such cases, Taft-Hartley Advisory Services will vote AGAINST the proposal. The expenses involved in a change of domicile relating to legal and administrative fees, plus the greater entrenchment such a reincorporation could provide management, would likely harm shareholders' interests. In cases where companies propose to move to a more protective province or country and supply reasonable financial reasons for doing so, the benefits of the reincorporation must be weighed against the costs of possible management entrenchment.

Taft-Hartley Advisory Services also considers the reincorporation's impact on the employment environment. We do not support reincorporations to new jurisdictions that diminish basic labor rights and standards.

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EXPANSION OF BUSINESS ACTIVITIES
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

DISCUSSION

Companies are usually required by law to include in their articles of association or memorandum of association specific business purposes in the form of an objects clause. Because most countries require shareholder approval before articles can be amended, any change to the company's objects clause requires shareholder approval. Countries often seek shareholder approval to amend the objects clause to expand business lines.

Expanding business lines is a decision usually best left to management, but there are some instances where Taft-Hartley Advisory Services withholds support for such changes. If a company has performed poorly for several years and seeks business expansion into a risky enterprise, Taft-Hartley Advisory Services would require further clarification from management regarding the purpose of the expansion. If the company does not provide a satisfactory business plan, Taft-Hartley Advisory Services will not support the proposal. Furthermore, if the company does not adhere to basic labor principles or codes of conduct in the expansion of its business, then Taft-Hartley Advisory Services will not support the proposal. For example, the expansion must comply with applicable laws and regulations, provide legitimate policies regarding workplace health and safety, and recognize basic labor rights. Taft-Hartley Advisory Services believes that these policies and practices affect long-term corporate performance and increase shareholder value.

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RELATED PARTY TRANSACTIONS
Vote related party transactions on a CASE-BY-CASE basis.

ABSTAIN from voting when details of a particular arrangement are not available.

DISCUSSION

Shareholders are often asked to approve commercial transactions between related parties. A transaction between a parent company and its subsidiary, or a company's dealings with entities that employ the company's directors, are usually classified as related party transactions and are subject to company law or stock exchange listing requirements that mandate shareholder approval. Shareholder approval of these transactions is meant to protect shareholders against insider trading abuses.

In most cases, both the rationale and terms of such transactions are reasonable. Taft-Hartley Advisory Services looks for evidence of an evaluation of the transaction by an independent body, but this is not always available. Unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms, Taft-Hartley Advisory Services will support the proposal. However, in many countries, detailed information about related-party transactions is not available. In some cases, no information is available. When sufficient information is not available, Taft-Hartley Advisory Services will ABSTAIN from voting on a particular issue.

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COMPENSATION PLANS
Vote compensation plans on a CASE-BY-CASE basis.

DISCUSSION

Disclosure on compensation in most countries is not as extensive as U.S. disclosure, with the exception of a few markets such as Canada and the UK. However, compensation plans are becoming more common on meeting agendas of foreign companies, and the structures of these plans are of vital interest to shareholders. When given the opportunity to review these structures, Taft-Hartley Advisory Services supports plans that motivate participants to focus on long-term shareholder value and returns, encourage employee stock ownership, and more closely align employee interests with those of shareholders.

Taft-Hartley Advisory Services employs a complex methodology for evaluating compensation proposals in the United States, but this is only possible because of the extensive disclosure provided in U.S. proxy circulars. This degree of disclosure is a reflection of strict regulatory requirements, investor concern and activity, and corporate governance sophistication. Compensation is not a topical issue in most non-U.S. markets, and therefore the degree of information available to evaluate such proposals is usually limited to basic details. For this reason, Taft-Hartley Advisory Services uses a simpler methodology for evaluating most non-U.S. compensation proposals, but with the same goal of maximizing shareholder value.

Beyond the problems presented by limited disclosure, local conditions and traditions in particular countries also hinder the creation of a comprehensive compensation evaluation procedure. Standard market practice in one country may be illegal activity in another. Some countries establish numerical limits on the number of shares available under their plans, while others have percentage limits that apply over a specific length of time. Holding all global companies to the strict standards of the United States, for example, could result in recommendations against almost every compensation plan in many countries. Conversely, making too many allowances for local practices may only encourage poor governance standards over the long term.

Taft-Hartley Advisory Services reviews three main types of compensation plans: stock option plans, incentive plans, and share purchase plans. Also included in this section are grants outside of plans.

STOCK OPTION PLANS

Stock option plans grant participants an option to buy company shares at a set price (the exercise price). Shares are usually granted at market prices and may be exercised when the company's share price reaches the exercise price. Participants may then purchase the promised shares at the strike price and may later sell the shares after their purchase (or after a defined holding period when the shares may not be sold). Among the criteria that Taft-Hartley Advisory Services examines in evaluating stock option plans are the following, generally organized from criteria of greater importance to criteria of lesser importance:

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SHARES RESERVED FOR ISSUANCE OF OPTIONS UNDER THE PLAN

The maximum number of shares Taft-Hartley Advisory Services approves under a plan depends on the classification of a company's stage of development as growth or mature. Growth companies are usually smaller, in new industries requiring significant research and development, and have restricted cash flows. A company in an established industry but expanding rapidly, or a mature company that is experiencing an extended period of rapid expansion, may also be classified as growth. Mature companies are characterized by stable sales and revenue growth, production efficiencies resulting from volume gains, and strong cash flow resulting from developed products in the payoff stage.

For mature companies, shares available under stock option plans should be no more than five percent of the issued capital at the time of approval under all plans. For growth companies, shares available should be no more than ten percent of the issued capital at the time of approval under all plans (and five percent under the proposed plan.) For all companies, an absolute number of shares fixed at the time of approval is ideal, but many countries do not include such a limit. In these cases, revolving limits (a certain percentage of issued shares at any one time) of five or ten percent are common. The practice of setting a percentage of shares issuable over a certain number of years before or after the plan is adopted appears to be a compromise between these first two methods. Taft-Hartley Advisory Services prefers plans where the limits are sufficiently spread out, e.g., five percent in five years, ten percent in ten years.

EXERCISE PRICE

Taft-Hartley Advisory Services prefers that options be priced at 100 percent of the shares' fair market value on the date of grant. Usually this is taken as the closing price of the company's shares on the day prior to the date of grant. Some countries determine fair market value as an average of the trading price for the five days prior to the date of grant. This is a common and acceptable practice. Some emerging market countries use a 30-day average or longer to determine fair market value; these resolutions must be reviewed on a case-by-case basis, although provisions of longer than 30 days increase the possibility of discounted options.

EXERCISE PRICE DISCOUNTS

Taft-Hartley Advisory Services strongly opposes grants of discounted options to both executive and nonexecutive directors. In the absence of vesting periods or performance criteria (see below), discounted option grants to directors amount to a cash bonus at shareholder expense. Under such circumstances, option holders have an incentive to cash in their grants for an immediate return rather than hold on to their options for future gains. This undermines the incentive value underlining these plans. A few countries allow for options to be granted at a discount to market prices. Taft-Hartley Advisory Services approves of discounts up to 20 percent, but only for grants that are a part of a broad-based employee plan, including all nonexecutive employees.

PLAN ADMINISTRATION

Taft-Hartley Advisory Services opposes allowing the administering committee to grant options to itself due to the potential for "backscratching" abuse. Administration of plans should be in the


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hands of directors who are unable to participate in the plan. Plans administered by the full board should not allow voting by executive directors; plans administered by remuneration committees should be composed entirely of independent directors. Plans that allow nonexecutive directors to participate should not give them any discretion on individual grants; instead, an automatic system of grants should be introduced with fixed annual grants at market prices on a fixed date. Alternatively, Taft-Hartley Advisory Services approves of separate nonexecutive director option plans with independent administration.

ELIGIBILITY AND PARTICIPATION

Taft-Hartley Advisory Services prefers separate plans for employees, directors, and nonexecutive directors, but most plans include all or some combination of these categories of participants. Other global plans distinguish between full-time and part-time employees or establish a set length of service to the company (usually one year) before options may be granted. Most plans allow the administrating committee to select plan participants.

PERFORMANCE CRITERIA AND VESTING PROVISIONS

Performance criteria and vesting provisions are important considerations when evaluating a compensation plan, and the existence of long vesting provisions and realistic performance criteria are highly preferred. The ultimate goal of share option plans is to tie executive and employee remuneration to company performance and to give key employees and executives incentive to stay with the firm. Generally in markets where disclosure is an issue, if a plan meets all other aspects of Taft-Hartley Advisory Services' guidelines, these two criteria are not mandatory. However, whenever greater disclosure is the market norm, we will oppose plans that do not include sufficiently challenging performance criteria or carry a minimum three-year vesting period. This information is commonly provided in markets such as the United Kingdom, Canada, The Netherlands and Australia. Finally, any matching shares that are provided by companies should be subject to additional performance conditions.

RETESTING OF PERFORMANCE CRITERIA

Remuneration plans should not allow for the retesting of performance criteria over another time period if these conditions were not met within the initial period. Retesting is destructive to the incentive value of such plans and undermines the worth of performance criteria. Whenever disclosure is sufficient enough to determine if retesting is allowed under a company's plan, we will take this feature into consideration for our overall evaluation of the plan.

--------------------------------------------------------------------------------
Market Specifics:

   o In the UK, whether the terms of a compensation plan are to be satisfied by the issuance of new shares or through the use of treasury shares, the maximum commitment of the aggregate awards under all of the company's plans should not exceed 10% of issued ordinary capital over a rolling 10-year period for broad-based plans. Within these limits, awards for discretionary plans should not exceed 5% for a rolling 10-year period.
--------------------------------------------------------------------------------


                                      C-47
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OTHER FEATURES SPECIFIC TO OPTION PLANS

ISSUE TERMS

Some countries require optionees to pay a nominal fee (often equivalent to $0.01) for every option received. This is common and acceptable, although many companies that once enforced this provision are now deleting it from the rules of their plans.

OPTION REPRICING

Some plans include specific provisions allowing for the repricing of options at the board's discretion. Taft-Hartley Advisory Services opposes plans that include option repricing when the exercise price is reduced in response to a dropping share price. Repricing outstanding options reduces the incentive that options provide to raise the share price for shareholders.

FINANCIAL ASSISTANCE

Some plans offer participants loans to pay the full exercise price on their options. If loans are part of a company's option plan, Taft-Hartley Advisory Services prefers that loans be made to employees as part of a broad-based, company-wide plan to encourage ownership rather than being given only to executive directors. Taft-Hartley Advisory Services also prefers loans with interest set at market rates that must be paid back in full over a reasonable length of time. The absence of these features does not necessary warrant a recommendation against an option plan, but they are taken into consideration in Taft-Hartley Advisory Services' analysis of the plan.

PLANS FOR INTERNATIONAL EMPLOYEES

Many overseas companies introduce separate plans or delegate a special section of their option plan to deal with tax considerations raised by having a large number of employees working in other countries. Many of these plans contain provisions that deal directly with particular U.S. tax code provisions on stock options. Taft-Hartley Advisory Services applies the same criteria to these plans as to country-specific plans.

STOCK APPRECIATION RIGHTS

Stock appreciation rights (SARs) allow participants to receive the difference between the exercise price and the market price at the date of exercise. Many companies use SARs in lieu of regular options. While SARs do not result in the dilution associated with large option exercises, there is little difference between an SAR and a regular option from a shareholder perspective because the financial cost to the company is the same. However, SARs do not encourage stock ownership by participants because they involve no purchase or sale of company stock. Taft-Hartley Advisory Services reviews SARs in the context of the option plan under which they are issued.

PHANTOM STOCK OPTION PLANS

Phantom stock options offer participants cash bonuses based on the increase in share price during a set period of time. Phantom plans are distinct from SARs in that they often form their own


                                      C-48
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separate plan. Some companies will create a phantom stock option plan to award employees who reside in countries that do not allow stock-based compensation. Participants are designated a set number of hypothetical (phantom) shares, on which the award is based. While Taft-Hartley Advisory Services prefers compensation plans that encourage employee ownership, SARs and phantom options are an effective way to provide incentive.

SUPER OPTIONS

Super options exceed the limits in a particular country for the value of options granted to any one individual, although they are usually tied to significantly more restrictive vesting provisions and performance criteria. U.K. super options, for example, exceed the Association of British Insurers' recommended limit that options represent no more than four times a participant's salary, yet the stricter performance criteria and longer vesting periods usually mitigate excessive grants. Additionally, dilution resulting from super options has historically been fairly moderate. Super options appear most often in advanced markets with developed stock option plans.

RESTRICTED STOCK

Restricted stock is specifically designated stock offered at a discount to executives, often under U.S. option plans but increasingly among overseas plans as well. Company shares may be granted outright to optionees with no payment required for the receipt of the shares. Such awards can be extremely expensive, as participants exercise awards at fixed prices far below the current market price. If restricted stock is included as part of a stock option plan, Taft-Hartley Advisory Services expects strict limits on the amount of shares that may be issued in this form.

DIVIDENDS UNDER OPTION AND DIVIDEND EQUIVALENT PAYMENT PROVISIONS

Most holders of stock options do not receive dividend payments. However, some option plans allow participants to receive dividends or dividend equivalent payments prior to the exercise of options. Taft-Hartley Advisory Services believes that any economic benefit derived from option plans should occur at the time of exercise.

INCENTIVE PLANS

Share incentive plans tie key employees' compensation more directly to company performance. Though most popular in the United Kingdom, incentive plans are becoming increasingly popular across the globe. Incentive plans provide participants with free grants of company shares (or, less frequently, cash grants) in proportion with prearranged performance criteria-often earnings per share measured against inflation or total shareholder return. These indicators are frequently compared with those of other firms in the company's industry or stock market index, creating a benchmark and a further determinant of the number of shares granted to a particular participant. Proponents of incentive plans note that they offer shareholders the potential for less dilution and that they more directly encourage participants to focus on long-term company performance through strict performance criteria tied to more than just share price movements.

Most incentive plans are organized with strict vesting provisions, where participants may not receive the share awards until after a period of three years or more. Many plans also grant a percentage of the total amount reserved for each participant on a sliding scale measured against


                                      C-49
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performance criteria. Performance criteria targets that have been satisfied only to a certain point may represent disbursement of 25 percent of the shares or cash to a participant, while 100-percent satisfaction may represent the full allotment of the grant. From a shareholder perspective, this graduated system of performance criteria is a major advance.

Evaluation of incentive plans is similar to that of option plans in that acceptable dilution and impartial administration and eligibility remain key factors for a positive recommendation. Insufficient performance criteria or abbreviated vesting provisions are deciding factors as well.

SHARE PURCHASE PLANS

Share purchase plans allow participants to purchase shares in the company, often at a discount to market prices. These plans are often broad-based in nature, as they are usually open to all employees. Other plans operate via monthly deductions from employees' paychecks, gathered and held for safe keeping by a trust or a bank and used every month or year to purchase company stock.

Taft-Hartley Advisory Services will approve many of these plans because they encourage wide share ownership in the company among employees. Taft-Hartley Advisory Services generally approves broad-based, employee-directed share purchase plans with discounts up to 20 percent. Dilution, eligibility, and administration are the key factors in determining Taft-Hartley Advisory Services' recommendation.

OTHER FEATURES SPECIFIC TO SHARE PURCHASE PLANS

ELIGIBILITY

While eligibility under share purchase plans is evaluated similarly to stock option plans, Taft-Hartley Advisory Services affords more flexibility with the terms of broad-based employee purchase plans. The inclusion of permanent part-time employees and employees who have been with the company for less than one year are provisions of employee plans that are routinely approved.

LOAN TERMS

Some plans offer participants loans to pay for the shares. If loans are part of a share purchase plan, Taft-Hartley Advisory Services prefers that loans be made to employees as part of a broad-based, company-wide plan to encourage ownership rather than being given only to executive directors. Taft-Hartley Advisory Services also prefers loans with interest set at market rates that must be paid back in full over a reasonable length of time. The absence of these features does not necessary warrant a recommendation against a share purchase plan, but they are taken into consideration in Taft-Hartley Advisory Services' analysis of the plan.

GRANTS OUTSIDE OF PLANS

Resolutions asking shareholders to approve specific grants of shares or cash outside of established plans are problematic. Some companies prefer not to adopt formal share plans,


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instead asking shareholders to approve yearly grants to specific employees.
Taft-Hartley Advisory Services prefers that companies make such grants in the context of an established plan.

Taft-Hartley Advisory Services' primary concern with grants outside of plans is the level of dilution they afford. The number of shares issued as part of the grants, when combined with the number of shares reserved for the company's other share plans, must fall within acceptable dilution limits. Vesting provisions and performance criteria are also important and are evaluated on the same basis as if the grants were part of a formal plan.





























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ANTITAKEOVER MECHANISMS
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

DISCUSSION

Common antitakeover mechanisms include staggered boards, super-voting shares, poison pills, unlimited authorized capital authorizations (including blank check preferred stock), and golden shares. Some of these restrictions are aimed solely at limiting share ownership by foreign or unwanted minority shareholders, and others are designed to preclude an unwanted takeover of the target company by any party. Taft-Hartley Advisory Services opposes all forms of such mechanisms, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers.

RENEW PARTIAL TAKEOVER PROVISION (AUSTRALIA)

Australian law allows companies to introduce into their articles a provision to protect shareholders from partial takeover offers, to be renewed by shareholders every three years. If a partial takeover of the company is announced, directors are required to convene a shareholder meeting at least 15 days before the closing of the offer to seek approval of the offer. If shareholders reject the resolution, the offer is considered withdrawn under company law and the company can refuse to register the shares tendered to the offer. Taft-Hartley Advisory Services approves of consulting shareholders on takeover offers, and this article provides protection for minority shareholders by giving them ultimate decision-making authority based on their own interests, not the interests of directors or outside parties. Taft-Hartley Advisory Services supports the adoption of this proposal in almost all cases.

GOLDEN SHARES

Recently privatized companies across the world often include in their share structure a golden share held by their respective governments. These shares often carry special voting rights or the power of automatic veto over specific proposals. Golden shares are most common among former state-owned companies or politically sensitive industries such as utilities, railways, and airlines. While the introduction of golden shares is not a desirable governance practice, Taft-Hartley Advisory Services recognizes the political importance certain companies hold for governments and treats the introduction or amendment of government shares on a case-by-case basis.

POISON PILLS (CANADA)

Otherwise known as shareholder rights plans, poison pills are seen primarily in the Canadian market. Unlike in the United States, Canadian securities legislation requires shareholder approval of all poison pills. Companies generally state that they seek to adopt or renew pills in order to protect shareholders against unfair, abusive, or coercive takeover strategies and to give the target company's board time to pursue alternatives to a hostile takeover bid. Theoretically, the board will refuse to redeem the pill in the face of an unfair offer in order to force a bidder to negotiate for a better offer, at which point it will redeem the pill.

In accomplishing these goals, however, many rights plans place too much of the decision-making powers in the hands of the board and management and out of the hands of shareholders. However, we note that many Canadian companies have adopted new shareholder rights plans that address the concerns of institutional investors, namely providing for three-year sunset provisions, allowing for partial bids to proceed despite board opposition, and curtailing the overall level of discretion afforded the board in interpreting the pills.

Nonetheless, Taft-Hartley Advisory Services guidelines generally do not support the adoption of poison pills on the grounds that they serve to entrench management. Improperly structured rights plans have been used by boards to ward off offers beneficial to shareholders. Current owners should decide who will own the company, with advice and negotiation from the board and management. When considering the merits of a poison pill, Taft-Hartley Advisory Services also examines what other antitakeover devices the company has and the company's treatment of shareholders in past situations.

Canadian poison pills often have a sunset provision, requiring shareholder confirmation of the plan. Most pills have either a three-year or a five-year sunset provision, requiring that shareholders confirm the continuation of the plan three or five years from the date of adoption. Taft-Hartley Advisory Services guidelines support a three-year sunset provision, which affords shareholders the ability to reconsider the plan in light of changing market conditions and to review management's use of the plan. Canadian pills also typically include a permitted bid clause, under which the takeover bid must be made on equal terms to all holders of the company's voting shares; the company must extend the expiration of the bid, usually by 45 or 60 days following the date of the bid. Management sets the terms of the permitted bid clause, and therefore it influences the level of protection that will be provided to shareholders.

Taft-Hartley Advisory Services determines whether the permitted bid feature offers shareholders adequate powers relative to the board in the event of a bid not being approved by the board. Allowing shareholders the right to override the board as a means of balancing power is crucial, but the specifics of the permitted bid clause are usually insufficient. Under the clause, a shareholder who is not intent on a complete acquisition but merely wishes to purchase a significant stake in the company may trigger the pill. This gives the board power to deny shareholders the benefit of a large semi-controlling shareholder and precludes partial bids that may be in shareholders' interests. In addition to the sunset provision and the structure of the permitted bid clause, in order to qualify for approval, a shareholder rights plan must satisfy ALL of the following conditions:

   o Permitted bid clause structure: a permitted bid clause must allow for partial bids supported by a majority of shareholders to proceed despite board opposition; bid periods should generally not be greater than 60 days; the clause should not contain a "toehold provision" that would any person who already controls a specified percentage of shares from making a permitted bid;

   o Amendments: the ability of the board to amend key terms of the plan without shareholder approval following initial adoption of the plan must be limited to clerical and typographical changes and changes required to maintain the validity of the rights plan;

   o Exchange option: a plan must not contain a provision that would enable the board to issue in exchange for the right, with or without further charge, debt or equity securities, other assets of the company, or any combination thereof;

   o Definition of Fair Market Value: the board must not have the discretion to interpret the fair market value of the company's shares if the board determines that the value was adversely affected by the news of an anticipated or actual bid or by other means of manipulation;

   o Affiliates and Associates: the board's discretion to decide which parties are acting in concert to determine the level of beneficial ownership, which could be used to trigger the pill should be limited and well-defined in the text of the plan;

   o Mandatory Waiver: if the board waives the triggering of the pill with respect to one bidder, the board must be required to waive the pill in favor of any subsequent bids, preventing the board from favoring one bid over another regardless of shareholder interests.

DEPOSITARY RECEIPTS AND PRIORITY SHARES (THE NETHERLANDS)

Depositary receipts are an especially common antitakeover defense among large Dutch companies. In the event of a hostile takeover bid, ordinary voting shares are first issued to a company-friendly trust or foundation. The trust or foundation in turn issues depositary receipts, similar to banks in the United States issuing ADRs except that the foundation retains the voting rights of the issued security. The depositary receipts carry only the financial rights attached to the shares (i.e., dividends). In this manner, the company gains access to capital while retaining control over voting rights. Nonvoting preference shares can be issued to trusts or foundations in a similar fashion.

Priority shares, established in a company's articles, may be awarded with certain powers of control over the rest of the company. In practice, priority shares are held by members of the supervisory board, company-friendly trusts or foundations, or other friendly parties. Depending on the articles, priority shareholders may determine the size of the management or supervisory boards or may propose amendments to articles and the dissolution of the company. Taft-Hartley Advisory Services will vote against the introduction of depositary receipts and priority shares.

SHAREHOLDER PROPOSALS
Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

DISCUSSION

Unlike in the United States where shareholders proposals are quite common, they are less common overseas. One market where proposals sponsored by shareholders are more common is the German market. There are two types of such proposals-shareholder proposals and counterproposals. Counterproposals are filed in direct opposition to proposals put forward by management at a given shareholder meeting. Many shareholder and counterproposals in Germany focus on environmental and labor issues. The number of shareholder proposals is also on the rise in Canada, although the aggregate annual number still pales in comparison to the U.S. In general shareholder proposals seen at global companies cover a wide variety of issues, including fundamental corporate governance topics, social issues, direct action proposals, as well as many unique proposals.

Taft-Hartley Advisory Services' position on the issues covered in many of these proposals has already been discussed. Generally, Taft-Hartley Advisory Services will evaluate shareholder proposals to determine whether they are in the best economic interests of the participants and beneficiaries we represent. Taft-Hartley Advisory Services' clients, not Taft-Hartley Advisory Services, choose the companies in which they invest and, ultimately, Taft-Hartley Advisory Services' responsibility is to protect their economic interests. This does not mean, though, that Taft-Hartley Advisory Services must take a short-term approach when evaluating these proposals. Rather, Taft-Hartley Advisory Services will vote in consistency with the economic best interests of the participants and beneficiaries.

In general, Taft-Hartley Advisory Services supports proposals that request the company to furnish information helpful to shareholders in evaluating the company's operations. In order to intelligently monitor their investments, shareholders often need information best provided by the company in which they have invested. Requests to report such information merit support. Taft-Hartley Advisory Services will evaluate proposals seeking the company to cease taking certain actions that the proponent believes is harmful to society or some segment of society with special attention to the company's legal and ethical obligations, its ability to remain profitable, and potential negative publicity if the company fails to honor the request.

Taft-Hartley Advisory Services reviews all shareholder proposals to ascertain whether the proposal is beneficial or detrimental to shareholder value. Most resolutions fall into three basic categories: corporate governance, social, and environmental. While shareholder proposals in most countries are not as prevalent as they are in the United States, they are becoming more common, and standards for reviewing the various types of proposals are necessary.

CORPORATE GOVERNANCE PROPOSALS

Corporate governance-related proposals must be evaluated carefully because any changes can dramatically affect shareholder value. Support for such proposals must be measured against the likely impact that approval would have on the company's operations. If a measure would improve disclosure of company activities in nonstrategic areas and at minimal costs, Taft-Hartley Advisory Services supports the proposal. If a proposal seeks to improve the company's corporate governance structure, such as adopting board committees, eliminating staggered board structures, or canceling antitakeover instruments, approval is also warranted. However, if acceptance of a proposal is likely to lead to a disruption in board or management operations and to cause the company to incur significant costs without clear benefit, Taft-Hartley Advisory Services will oppose the proposal.

SOCIAL AND ENVIRONMENTAL PROPOSALS

The voting fiduciary should support social and environmental proposals if they either contribute to the long term interests of plan participants and beneficiaries, or will have no adverse impact on plan participants and beneficiaries.

Global codes of conduct for social, human, and economic standards are an important component in the stability of world economic conditions and in protecting the current lifestyle of plan beneficiaries and participants. Without agreement on international codes, some international companies could pursue a race to the bottom strategy that could ultimately undermine U.S. environmental and economic conditions.

REPORT ON ENVIRONMENTAL POLICIES

These resolutions request the company to disclose its environmental practices. For example, Taft-Hartley Advisory Services will generally support proposals calling for a report on hazardous waste policies and issues regarding Maquiladora factories in Mexico.

ADOPTION OF "CERES PRINCIPLES"

These resolutions call for the adoption of principles that encourage the company to protect the environment and the safety and health of its employees. Many companies have voluntarily adopted these principles. Taft-Hartley Advisory Services will generally support these proposals as they often improve the company's public image, reduce exposure to liabilities, and establish standards so that environmentally responsible companies and markets are not at a competitive financial disadvantage.

ADOPTION OF "MACBRIDE PRINCIPLES"

These resolutions call for the adoption of the MacBride Principles for operations located in Northern Ireland. They request companies operating abroad to support the equal employment opportunity policies that apply in facilities they operate domestically. Taft-Hartley Advisory Services will support such proposals as an appropriate obligation for the company to undertake.

CONTRACT SUPPLIER STANDARDS

These resolutions call for compliance with governmental mandates and corporate policies regarding nondiscrimination, affirmative action, work place safety and health and other basic labor protections. Taft-Hartley Advisory Services will generally support proposals that:

   o seek publication of a "Code of Conduct" to the company's foreign suppliers and licensees, requiring they satisfy all applicable standards and laws protecting employees' wages, benefits, working conditions, freedom of association, and other rights.

   o request a report summarizing the company's current practices for enforcement of its Code of Conduct.

   o establishes independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with the Code of Conduct.

   o create incentives to encourage suppliers to raise standards rather than terminate contracts.

   o implement policies for ongoing wage adjustments, ensuring adequate purchasing power and a sustainable living wage for employees of foreign suppliers and licensees.

   o  request public disclosure of contract supplier reviews on a regular basis.

CORPORATE CONDUCT AND HUMAN RIGHTS

Taft-Hartley Advisory Services will generally support proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights; such as the use of slave, child, or prison labor; a government that is illegitimate; or there is a call by human rights advocates, pro-democracy organizations, or legitimately-elected representatives for economic sanctions.

                       STATEMENT OF ADDITIONAL INFORMATION

            SMARTGROWTH(R) LIPPER(R) OPTIMAL CONSERVATIVE INDEX FUND
              SMARTGROWTH(R) LIPPER(R) OPTIMAL MODERATE INDEX FUND
               SMARTGROWTH(R) LIPPER(R) OPTIMAL GROWTH INDEX FUND


              EACH, A SERIES OF THE ADVISORS' INNER CIRCLE FUND II
                                  MAY 31, 2010

                               INVESTMENT ADVISER:
                     HENNION & WALSH ASSET MANAGEMENT, INC.


This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund II (the "Trust") and the SmartGrowth(R) Lipper(R) Optimal Conservative Index Fund, the SmartGrowth(R) Lipper(R) Optimal Moderate Index Fund and the SmartGrowth(R) Lipper(R) Optimal Growth Index Fund (each, a "Fund" and collectively, the "Funds"). This SAI is incorporated by reference into and should be read in conjunction with the Funds' prospectuses, dated May 31, 2010.

The financial statements with respect to each Fund for the fiscal year ended January 31, 2010, including notes thereto and the report of Ernst & Young LLP thereon, as contained in the 2010 Annual Report to Shareholders are herein incorporated by reference into and deemed to be part of this SAI. A copy of the 2010 Annual Report to Shareholders must accompany the delivery of this SAI. Shareholders may obtain copies of the Funds' prospectuses or Annual Report by calling toll-free 1-888-465-5722.


                                TABLE OF CONTENTS
THE FUNDS AND THE TRUST..................................................xx
DESCRIPTION OF PERMITTED INVESTMENTS.....................................xx
INVESTMENT LIMITATIONS...................................................xx
THE ADVISER..............................................................xx
THE PORTFOLIO MANAGER....................................................xx
THE ADMINISTRATOR........................................................xx
THE DISTRIBUTOR..........................................................xx
SHAREHOLDER SERVICES.....................................................xx
PAYMENTS TO FINANCIAL INTERMEDIARIES.....................................xx
THE TRANSFER AGENT.......................................................xx
THE CUSTODIAN............................................................xx
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................xx
LEGAL COUNSEL............................................................xx
TRUSTEES AND OFFICERS OF THE TRUST.......................................xx
PURCHASING AND REDEEMING SHARES..........................................xx
DETERMINATION OF NET ASSET VALUE.........................................xx
TAXES    ................................................................xx
BROKERAGE ALLOCATION AND OTHER FUND BROKERAGE PRACTICES..................xx
PORTFOLIO HOLDINGS.......................................................xx
DESCRIPTION OF SHARES....................................................xx
SHAREHOLDER LIABILITY....................................................xx
LIMITATION OF TRUSTEES' LIABILITY........................................xx
CODES OF ETHICS..........................................................xx
PROXY VOTING.............................................................xx
5% AND 25% SHAREHOLDERS..................................................xx
INDEX INFORMATION........................................................xx
APPENDIX A - DESCRIPTION OF RATINGS.....................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES ......................B-1

May 31, 2010
HWM-SX-001-0400

THE FUNDS AND THE TRUST

GENERAL. Each Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) under a Declaration of Trust dated July 24, 1992, as amended and restated as of February 18, 2004 and August 10, 2004. Prior to August 10, 2004, the Trust's name was The Arbor Fund. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Funds in Institutional Class Shares and Class A Shares; however, as of the date of this SAI, only Class A Shares are available for purchase. The different classes provide for variations in sales charges, certain distribution and shareholder servicing expenses and in the minimum initial investment requirements. Minimum investment requirements and investor eligibility are described in the prospectuses. The Trust reserves the right to create and issue additional classes of shares. For more information on distribution expenses, see "The Distributor" in the SAI.

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts voluntary association, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of trustees under certain circumstances. Under the Declaration of Trust, the trustees have the power to liquidate each Fund without shareholder approval. While the trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees (each, a "Trustee" and collectively, the "Board").

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

PORTFOLIO TURNOVER RATES. Portfolio turnover rate is defined under the U.S. Securities and Exchange Commission (the "SEC") rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover may include futures contracts in which the Funds may invest since such contracts generally have remaining maturities of less than one year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover. For the fiscal years ended January 31, 2009 and 2010, the portfolio turnover rates for the Funds were as follows:

           --------------------------------------------------------------------------------------------------------
                                                   PORTFOLIO TURNOVER RATE
           --------------------------------------------------------------------------------------------------------
           FUND                                                                2009                      2010
           --------------------------------------------------- ----------------------------- ----------------------
           SmartGrowth(R)  Lipper(R) Optimal Conservative Index                411%                       xx%
           Fund
           --------------------------------------------------- ----------------------------- ----------------------
           SmartGrowth(R)  Lipper(R) Optimal Moderate Index Fund               396%                       xx%
           --------------------------------------------------- ----------------------------- ----------------------
           SmartGrowth(R)  Lipper(R) Optimal Growth Index Fund                 433%                       xx%
           --------------------------------------------------- ----------------------------- ----------------------

DESCRIPTION OF PERMITTED INVESTMENTS

Each Fund's investment objective and principal investment strategies are described in the Funds' prospectuses. Each Fund is classified as a "diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The following information supplements, and should be read in conjunction with, the prospectuses. Each Fund will only invest in any of the following instruments, or engage in any of the investment practices set forth below if such investment or activity is consistent with the Fund's investment objective(s) and as permitted by its stated investment policies.

The following are descriptions of the permitted investments and investment practices and the associated risk factors. The Funds may directly, or indirectly through an Underlying ETF invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with each Fund's investment objective and permitted by the Fund's stated investment policies.

EXCHANGE-TRADED FUNDS. Each Fund may invest in exchange-traded funds. ETFs may be structured as investment companies that are registered under the 1940 Act, typically as open-end funds or unit investment trusts. These ETFs are generally based on specific domestic and foreign market securities indices. An "index-based ETF" seeks to provide investment results that match the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. An "enhanced ETF" seeks to provide investment results that match a positive or negative multiple of the performance of an underlying index. In seeking to provide such results, an ETF, in particular, an enhanced ETF, may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Alternatively, ETFs may be structured as grantor trusts or other forms of pooled investment vehicles that are not registered or regulated under the 1940 Act. These ETFs typically hold commodities, precious metals, currency or other non-securities investments. ETFs, like mutual funds, have expenses associated with their operation, such as advisory and custody fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, including the brokerage costs associated with the purchase and sale of shares of the ETF, the Fund will bear a pro rata portion of the ETF's expenses. In addition, it may be more costly to own an ETF than to directly own the securities or other investments held by the ETF because of ETF expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities or other investments held by the ETF, although lack of liquidity in the market for the shares of an ETF could result in the ETF's value being more volatile than the underlying securities or other investments.

EXCHANGE-TRADED NOTES. Each Fund may invest in exchange-traded notes. ETNs are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs may be riskier than ordinary debt securities and may have no principal protection. The Fund's investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.

EQUITY SECURITIES. The Funds and Underlying ETFs may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Funds and Underlying ETFs purchase equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o ROYALTY TRUSTS. Royalty trusts are structured similarly to REITs. A royalty trust generally acquires an interest in natural resource companies or chemical companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM-SIZED COMPANIES - Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

AMERICAN DEPOSITARY RECEIPTS ("ADRS") - ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository" and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequency is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

For purposes of a Fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Investments in the securities of foreign issuers may subject the Funds to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

MASTER LIMITED PARTNERSHIPS. Master Limited Partnerships ("MLPs") are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the "Code"). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount ("minimum quarterly distributions" or "MQD"). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership's cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

General partner interests of MLPs are typically retained by an MLP's original sponsors, such as its founders, corporate partners, entities that sell assets to the MLP and investors such as us. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder's investment in the general partner interest. General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP. These interests themselves are not publicly traded, although they may be owned by publicly traded entities. General partner interests receive cash distributions, typically 2% of the MLP's aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically hold incentive distribution rights ("IDRs"), which provide them with a larger share of the aggregate MLP cash distributions as the distributions to limited partner unit holders are increased to prescribed levels. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

FIXED INCOME SECURITIES. Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser may determine that it is of investment-grade. The Adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Appendix A - Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

FOREIGN SECURITIES. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's Rating Services ("S&P")or Moody's Investor Services, Inc. ("Moody's"), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A - Description of Ratings" to this SAI.

REAL ESTATE INVESTMENT TRUSTS. A Real Estate Investment Trust (a "REIT") is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Underlying ETF invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Underlying ETF's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

U.S. GOVERNMENT SECURITIES. Underlying ETFs may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Underlying ETFs may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Funds will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a Fund could suffer a loss. It is the current policy of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying a Fund's expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

The Funds invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds, are traded on a securities exchange. (See "Exchange Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Pursuant to orders issued by the SEC to each of certain iShares, Market Vectors, Vanguard, ProShares, PowerShares, Claymore, Direxion, Wisdom Tree, Rydex, First Trust and SPDR exchange-traded funds (collectively, the "ETFs") and procedures approved by the Board, the Funds may invest in the ETFs in excess of the 3% limit described above, provided that the Funds otherwise comply with the conditions of the SEC order, as it may be amended, and any other applicable investment limitations. Neither the ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

SECURITIES LENDING - The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to their Adviser or their affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds.

The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Funds will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Funds will reduce the risk that they will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Funds may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Funds, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may segregate (and marked-to-market on a daily basis) cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund may segregate cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund may segregate cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund may segregate cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Funds' exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund may trade put and call options on securities, securities indices and currencies, as the investment adviser determines is appropriate in seeking the Fund's investment objectives, and except as restricted by the Fund's investment limitations. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Funds is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Board. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon their sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the Adviser determines the liquidity of each Fund's investments. In determining the liquidity of each Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not hold more than 15% of its net assets in illiquid securities.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. As consistent with each Fund's investment objectives, the Funds may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

SHORT SALES. As consistent with each Fund's investment objective, the Funds may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Underlying ETFs with respect to the securities that are sold short.

Uncovered short sales are transactions under which an Underlying ETF sells a security it does not own. To complete such a transaction, the Underlying ETF must borrow the security to make delivery to the buyer. The Underlying ETF then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Underlying ETF.

Until the security is replaced, the Underlying ETF is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Underlying ETF also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

In addition to each Fund's investment objective, the following investment limitations are fundamental, which means that a Fund cannot change them without approval by the vote of a majority of the outstanding shared of the Fund. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each Fund may not:

1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index which the Fund tracks may be concentrated in a particular industry, the Fund will necessarily be concentrated in that industry.

3.       Borrow money or issue senior securities (as defined under the 1940
         Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

NON-FUNDAMENTAL POLICIES

The following limitations are non-fundamental and may be changed by the Board without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act.

Each Fund may not:

1. Purchase securities of any issuer (except securities of other investment companies, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of a Fund would be invested in the securities of such issuer; or
         (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of a Fund's total assets.

2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where a Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

4. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that a Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5. Hold illiquid securities in an amount exceeding, in the aggregate, 15% of a Fund's net assets.


Except with respect to Fund policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Funds will take steps to bring the aggregate amount of borrowing back within the limitations as soon as reasonably practicable.

THE ADVISER

GENERAL. Hennion & Walsh Asset Management, Inc., a New Jersey corporation formed in 2003, serves as the investment adviser to the Funds. The Adviser's principal place of business is located at 2001 Route 46, Waterview Plaza, Parsippany, New Jersey 07054. The Adviser is an affiliate of Hennion & Walsh, Inc., a full service broker-dealer that has provided investment services since 1990. The Adviser manages and supervises the investment of the Funds' assets on a discretionary basis. As of March 31, 2010, the Adviser had approximately $xx in assets under management.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Funds and continuously reviews, supervises and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of misfeasance or negligence generally in the performance of its duties hereunder or its negligent disregard of its obligation and duties under this Agreement.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. As used in the Advisory Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of each Fund. The Adviser has voluntarily agreed to reduce its fees and reimburse expenses to the extent necessary to keep each Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.50% of each Fund's average daily net assets for Class A Shares and 1.25% of each Fund's average daily net assets for Institutional Class Shares. The Adviser may discontinue all or part of these fee reductions or expense reimbursements at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between each Fund's total annual fund operating expenses and 1.50% for Class A Shares and 1.25% for Institutional Class Shares to recapture all or a portion of its fee reductions or expense reimbursements made during the preceding three year period.

For the fiscal period from June 1, 2007 (commencement of operations) to January 31, 2008, and the fiscal years ended January 31, 2009 and 2010, the Funds paid the Adviser the following advisory fees:

-------------------------------------- -------------------------------- -------------------------------------- ---------------------
FUND                                        CONTRACTUAL FEES PAID       FEES WAIVED AND REIMBURSED BY ADVISER      TOTAL FEES PAID
                                                                                                                  (AFTER REDUCTIONS)
-------------------------------------- -------------------------------- -------------------------------------- ---------------------
                                         2008      2009        2010        2008         2009       2010       2008     2009     2010
-------------------------------------- --------- ---------- ----------- ------------ ------------ ------------ ----    ----     ----
SmartGrowth(R)  Lipper(R) Optimal         $625     $2,683      $xx        $63,817     $82,483        $xx        $0       $0      $xx
Conservative Index Fund
-------------------------------------- --------- ---------- ----------- ------------ ------------ ------------ -------- -------- ---
SmartGrowth(R)  Lipper(R) Optimal       $5,770    $20,549      $xx       $173,503    $167,864        $xx        $0       $0      $xx
Moderate Index Fund
-------------------------------------- --------- ---------- ----------- ------------ ------------ ------------ -------- -------- ---
SmartGrowth(R) Lipper(R) Optimal Growth $7,313    $66,468      $xx       $186,541    $354,497        $xx        $0       $0      $xx
Index Fund
-------------------------------------- --------- ---------- ----------- ------------ ------------ ------------ -------- -------- ---

The Adviser has entered into a licensing agreement with Lipper(R) to obtain the right to offer shares of a registered investment company that pursues an investment program that seeks to track the Conservative Index, the Moderate Index and the Growth Index and to obtain information and assistance from Lipper(R) to facilitate the operations of the Funds. Fees payable to Lipper(R) under this agreement are paid by the Adviser and not by the Funds.

THE PORTFOLIO MANAGER

This section includes information about the Funds' portfolio manager, including information about other accounts managed, the dollar range of Fund shares owned and compensation.

COMPENSATION. The portfolio manager is compensated in accordance with a base salary and subjective bonus structure. The portfolio manager also has other responsibilities, distinct from those relating to the Funds, within the advisory firm. These responsibilities do not conflict nor limit the ability of the portfolio manager to fulfill the responsibilities in managing the Funds on a day-to-day basis. The subjective bonus is predicated on the overall firm's profitability in conjunction with the value that the portfolio manager has brought to the firm in his various functions.

FUND SHARES OWNED BY THE PORTFOLIO MANAGER. The following table shows the dollar amount range of the portfolio manager's "beneficial ownership" of shares of the Funds as of the most completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the "1934 Act").

  ---------------------------- -------------------------------------------------------------------------------------------
  NAME                                                           DOLLAR RANGE OF FUND SHARES(1)
  ---------------------------- -------------------------------------------------------------------------------------------
  Kevin Mahn                   $xx-$xx (SmartGrowth(R)  Lipper(R) Optimal Conservative Index Fund)
                               $xx-$xx (SmartGrowth(R)  Lipper(R) Optimal Moderate Index Fund)
                               $xx-$xx (SmartGrowth(R)  Lipper(R) Optimal Growth Index Fund)
  ---------------------------- -------------------------------------------------------------------------------------------

  1        Valuation date is January 31, 2010.

OTHER ACCOUNTS. In addition to the Funds, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. [CONFIRM] The information below is provided as of January 31, 2010.

---------------- ------------------------------- --------------------------------- ---------------------------------------
                      REGISTERED INVESTMENT           OTHER POOLED INVESTMENT                   OTHER ACCOUNTS
                           COMPANIES                       VEHICLES(1)
---------------- ------------------------------- --------------------------------- ---------------------------------------
                  NUMBER OF      TOTAL ASSETS     NUMBER OF       TOTAL ASSETS        NUMBER OF         TOTAL ASSETS
    NAME           ACCOUNTS       (MILLIONS)       ACCOUNTS        (MILLIONS)         ACCOUNTS           (MILLIONS)
---------------- ------------- ----------------- ------------- ------------------- ---------------- ----------------------
Kevin Mahn            xx             $xx              xx              $xx                xx                  $xx
---------------- ------------- ----------------- ------------- ------------------- ---------------- ----------------------

1 Other pooled investment vehicles are our proprietary SmartTrust(R) Unit Investment Trusts. Other accounts includes the managed money business (for individuals and small company retirement plans) that is operated out of the Adviser.

CONFLICTS OF INTERESTS. The portfolio manager's management of "other accounts" may give rise to potential conflicts of interest in connection with his management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund valuation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for the Funds whereby the Administrator provides certain shareholder services to the Funds.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is detailed below in the following schedule:

       ----------------------------------------------------- -------------------------------------------------
                FEE (AS A PERCENTAGE OF AGGREGATE
                      AVERAGE ANNUAL ASSETS)                         FUND'S AVERAGE DAILY NET ASSETS
       ----------------------------------------------------- -------------------------------------------------
                              0.10%                                         First $500 million
       ----------------------------------------------------- -------------------------------------------------
                              0.08%                                     $500 million - $2 billion
       ----------------------------------------------------- -------------------------------------------------
                              0.06%                                          Over $2 billion
       ----------------------------------------------------- -------------------------------------------------

The minimum fee will be $90,000 per Fund. The SmartGrowth(R) Fund Complex will be subject to an additional minimum fee at a rate of $90,000 per additional Fund, in the event that the SmartGrowth(R) Fund Complex adds any Fund in addition to the Funds. Additions of new Classes or Shares to any Fund will be subject to an additional minimum fee at a rate of $15,000 per Class, allocable among all of the Funds.

For the fiscal period June 1, 2007 (commencement of operations) to January 31, 2008, and fiscal years ended January 31, 2009 and 2010, the Funds paid the following administration fees:

-------------------------------------- --------------------------------- -------------------------- --------------------------------
FUND                                   CONTRACTUAL ADMINISTRATION FEES        FEES WAIVED BY         TOTAL FEES PAID (AFTER WAIVERS)
                                                     PAID                      ADMINISTRATOR
-------------------------------------- --------------------------------- -------------------------- --------------------------------
                                         2008        2009       2010      2008     2009     2010       2008        2009       2010
-------------------------------------- ---------- ----------- ---------- -------- ------- --------- ----------- ----------- --------
SmartGrowth(R)  Lipper(R) Optimal         $8,532      $6,484      $xx       $0       $0      $xx       $8,532       $6,484      $xx
Conservative Index Fund
-------------------------------------- ---------- ----------- ---------- -------- ------- --------- ----------- ----------- --------
SmartGrowth(R)  Lipper(R) Optimal        $79,213     $49,063      $xx       $0       $0      $xx      $79,213      $49,063      $xx
Moderate Index Fund
-------------------------------------- ---------- ----------- ---------- -------- ------- --------- ----------- ----------- --------
SmartGrowth(R)  Lipper(R) Optimal Growth $78,485    $157,139      $xx       $0       $0      $xx      $78,485     $157,139      $xx
Index Fund
-------------------------------------- ---------- ----------- ---------- -------- ------- --------- ----------- ----------- --------

THE DISTRIBUTOR

GENERAL. The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"), whereby the Distributor acts as principal underwriter for the Trust's shares, and which applies to both Institutional Shares and A Class Shares of the Fund. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE DISTRIBUTION PLAN. The Distribution Plan (the "Plan") provides that Class A Shares of each Fund pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority ("FINRA") rules concerning sales charges.

The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of any party to the Distribution Agreement ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Funds. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

PAYMENTS UNDER THE DISTRIBUTION PLAN. For the fiscal period from June 1, 2007 (commencement of operations) to January 31, 2008, and the fiscal years ended January 31, 2009 and 2010, the Funds paid the Distributor the following fees pursuant to the Plan:

------------------------------------------ ------------------------------------------------ --------------------------------
                                                                                                         FEES
FUND                                                          FEES PAID                                 WAIVED
------------------------------------------ ------------------------------------------------ --------------------------------
                                                  2008            2009            2010           2008       2009      2010
------------------------------------------ --------------- --------------- ---------------- ----------- ---------- ---------
SmartGrowth(R)  Lipper(R) Optimal                    $313          $1,342            $xx            $0          $0       $xx
Conservative Index Fund
------------------------------------------ --------------- --------------- ---------------- ----------- ---------- ---------
SmartGrowth(R)  Lipper(R) Optimal Moderate         $2,885         $10,275            $xx            $0         $0        $xx
Index Fund
------------------------------------------ --------------- --------------- ---------------- ----------- ---------- ---------
SmartGrowth(R)   Lipper(R)   Optimal   Growth      $3,657         $33,234            $xx            $0         $0        $xx
Index Fund
------------------------------------------ --------------- --------------- ---------------- ----------- ---------- ---------

DEALER REALLOWANCES. Class A Shares of the Funds are sold subject to a front-end sales charge as described in the prospectus. Selling dealers are normally reallowed 90% of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of Class A Shares.

--------------------------------------------------- ------------------------------------------------------------------------------
                       FUND                                     DEALER REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
--------------------------------------------------- ------------------------------------------------------------------------------
                                                                      $100,000        $250,000         $500,000
                                                      Less than    but less than    but less than   but less than    $1,000,000
                                                      $100,000        $250,000        $500,000        $1,000,000      and over
--------------------------------------------------- -------------- --------------- ---------------- --------------- --------------
SmartGrowth(R)  Lipper(R) Optimal Conservative Index        4.28%          3.38%            2.48%           1.80%           None
Fund
--------------------------------------------------- -------------- --------------- ---------------- --------------- --------------
SmartGrowth(R)  Lipper(R) Optimal Moderate Index Fund       4.28%          3.38%            2.48%           1.80%           None
--------------------------------------------------- -------------- --------------- ---------------- --------------- --------------
SmartGrowth(R)  Lipper(R) Optimal Growth Index Fund         4.28%          3.38%            2.48%           1.80%           None
--------------------------------------------------- -------------- --------------- ---------------- --------------- --------------

SHAREHOLDER SERVICES

SHAREHOLDER SERVICING PLAN. The Funds have adopted a shareholder servicing plan (the "Service Plan") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to the Class A Shares of the Funds will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services as discussed below.

DESCRIPTION OF SHAREHOLDER SERVICES. Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the services provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

For the fiscal year ended January 31, 2010, the Funds paid the following shareholder servicing fees:

-------------------------------------------------------------------- -----------------------------------------------
FUND                                                                               FEES PAID (000'S)
-------------------------------------------------------------------- -----------------------------------------------
SmartGrowth(R) Lipper(R) Optimal Conservative Index Fund                                $xx
-------------------------------------------------------------------- -----------------------------------------------
SmartGrowth(R) Lipper(R) Optimal Moderate Index Fund                                    $xx
-------------------------------------------------------------------- -----------------------------------------------
SmartGrowth(R) Lipper(R) Optimal Growth Index Fund                                      $xx
-------------------------------------------------------------------- -----------------------------------------------

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, its service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Funds in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Funds; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Funds by financial intermediaries customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

THE TRANSFER  AGENT

UMB Fund Services, Inc., 803 West Michigan Street Suite A, Milwaukee, Wisconsin 53233 (the "Transfer Agent"), serves as the Funds' transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

THE CUSTODIAN

U.S. Bank National Association, 800 Nicollett Mall, Minneapolis, Minnesota 55402-4302 (the "Custodian"), serves as the custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm for the Funds. Ernst & Young LLP performs annual audits of the Funds' financial statements.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Funds and each of the Trust's additional other series, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

----------------------------- ---------------- ------------------------------ ----------------------------------------------
                                 POSITION
                              WITH TRUST AND
          NAME AND                LENGTH           PRINCIPAL OCCUPATIONS                OTHER DIRECTORSHIPS HELD
       DATE OF BIRTH              OF TERM           IN THE PAST 5 YEARS
----------------------------- ---------------- ------------------------------ ----------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Robert Nesher                 Chairman of      SEI employee 1974 to           Trustee of The Advisors' Inner Circle Fund,
(08/17/46)                    the Board of     present; currently performs    Bishop Street Funds, SEI Daily Income Trust,
                              Trustees(1)      various services on behalf     SEI Institutional International Trust, SEI
                              (since 1991)     of SEI Investments for         Institutional Investments Trust, SEI
                                               which Mr. Nesher is            Institutional Managed Trust, SEI Liquid
                                               compensated. President and     Asset Trust, SEI Asset Allocation Trust and
                                               Director of SEI Opportunity    SEI Tax Exempt Trust. Director of SEI Global
                                               Fund, L.P. and SEI             Master Fund plc, SEI Global Assets Fund plc,
                                               Structured Credit Fund, LP.    SEI Global Investments Fund plc, SEI
                                               President and Chief            Investments--Global Funds Services, Limited,
                                               Executive Officer of SEI       SEI Investments Global, Limited, SEI
                                               Alpha Strategy Portfolios,     Investments (Europe) Ltd., SEI
                                               LP, June 2007 to present.      Investments--Unit Trust Management (UK)
                                                                              Limited, SEI Multi-Strategy Funds PLC, SEI
                                                                              Global Nominee Ltd. and SEI Alpha Strategy
                                                                              Portfolios, LP.
----------------------------- ---------------- ------------------------------ ----------------------------------------------

----------------------------- ---------------- ------------------------------ ----------------------------------------------
                                 POSITION
                              WITH TRUST AND
          NAME AND                LENGTH           PRINCIPAL OCCUPATIONS                OTHER DIRECTORSHIPS HELD
       DATE OF BIRTH              OF TERM           IN THE PAST 5 YEARS
----------------------------- ---------------- ------------------------------ ----------------------------------------------
William M. Doran              Trustee(1)       Self-Employed Consultant       Trustee of The Advisors' Inner Circle Fund,
(05/26/40)                    (since 1992)     since 2003. Partner at         Bishop Street Funds, SEI Daily Income Trust,
                                               Morgan, Lewis & Bockius LLP    SEI Institutional International Trust, SEI
                                               (law firm) from 1976           to Institutional Investments Trust, SEI
                                               2003. Counsel to the           Institutional Managed Trust, SEI Liquid
                                               Trust, SEI Investments, SIMC,  Asset Trust, SEI Asset Allocation Trust
                                               the Administrator and the      and SEI Tax Exempt Trust. Director of SEI
                                               Distributor.                   Alpha  Strategy Portfolios, LP since June
                                                                              2007. Director of SEI Investments (Europe),
                                                                              Limited, SEI Investments--Global Funds
                                                                              Services, Limited, SEI Investments Global,
                                                                              Limited, SEI Investments (Asia), Limited
                                                                              and SEI Asset Korea Co., Ltd. Director
                                                                              of the Distributor since 2003.
----------------------------- ---------------- ------------------------------ ----------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Charles E. Carlbom            Trustee          Self-Employed Business         Trustee of The Advisors' Inner Circle Fund
(08/20/34)                    (since 2005)     Consultant, Business           and Bishop Street Funds; Director of Oregon
                              Projects Inc.                                   Transfer Co.
                              since 1997.
----------------------------- --------------- ------------------------------- ----------------------------------------------
John K. Darr                  Trustee          Retired. CEO, Office of        Trustee of The Advisors' Inner Circle Fund
(08/17/44)                    (since 2008)     Finance, Federal Home Loan     and Bishop Street Funds, Director of Federal
                                               Bank, from 1992 to 2007.       Home Loan Bank of Pittsburgh and Manna, Inc.
                                                                              (non-profit developer of affordable housing
                                                                              for ownership).
----------------------------- --------------- ------------------------------- ----------------------------------------------
Mitchell A. Johnson           Trustee          Retired.                       Trustee of The Advisors' Inner Circle Fund,
(03/01/42)                    (since 2005)                                    Bishop Street Funds, SEI Asset Allocation
                                                                              Trust, SEI Daily Income Trust, SEI Institutional
                                                                              International Trust, SEI Institutional Managed
                                                                              Trust, SEI Institutional Investments Trust,
                                                                              SEI Liquid Asset Trust, SEI Tax Exempt Trust
                                                                              and SEI Alpha Strategy Portfolios, LP. Director,
                                                                              Federal Agricultural Mortgage Corporation
                                                                              (Farmer Mac) since 1997.
----------------------------- --------------- ------------------------------- ----------------------------------------------
Betty L. Krikorian            Trustee          Vice President, Compliance,    Trustee of The Advisors' Inner Circle Fund
(01/23/43)                    (since 2005)     AARP Financial Inc. since      and Bishop Street Funds.
                                               2008. Self-Employed Legal
                                               and Financial Services
                                               Consultant since 2003.
                                               Counsel (in-house) for
                                               State Street Bank from 1995
                                               to 2003.
----------------------------- --------------- ------------------------------- ----------------------------------------------


----------------------------- ---------------- ------------------------------ ----------------------------------------------
                                 POSITION
                              WITH TRUST AND
          NAME AND                LENGTH           PRINCIPAL OCCUPATIONS                OTHER DIRECTORSHIPS HELD
       DATE OF BIRTH              OF TERM           IN THE PAST 5 YEARS
----------------------------- --------------- ------------------------------- ----------------------------------------------
James M. Storey               Trustee          Attorney, Solo Practitioner    Trustee/Director of The Advisors' Inner
(04/12/31)                    (since 1994)     since 1994.                    Circle Fund, Bishop Street Funds, U.S.
                                                                              Charitable Gift Trust, SEI Daily Income
                                                                              Trust, SEI Institutional International Trust,
                                                                              SEI Institutional Investments Trust, SEI
                                                                              Institutional Managed Trust, SEI Liquid Asset
                                                                              Trust, SEI Asset Allocation Trust, SEI Tax
                                                                              Exempt Trust and SEI Alpha Strategy Portfolios,
                                                                              L.P.
----------------------------- --------------- ------------------------------- ----------------------------------------------
George J. Sullivan, Jr.       Trustee          Self-employed Consultant,      Trustee/Director of State Street Navigator
(11/13/42)                    (since 1999)     Newfound Consultants Inc.      Securities Lending Trust, The Advisors'
                                               since April 1997.              Inner Circle Fund, Bishop Street Funds, SEI
                                                                              Opportunity Fund, L.P., SEI Structured
                                                                              Credit Fund, LP, SEI Daily Income Trust, SEI
                                                                              Institutional International Trust, SEI
                                                                              Institutional Investments Trust, SEI
                                                                              Institutional Managed Trust, SEI Liquid
                                                                              Asset Trust, SEI Asset Allocation Trust, SEI
                                                                              Tax Exempt Trust and SEI Alpha Strategy
                                                                              Portfolios, LP; member of the independent
                                                                              review committee for SEI's
                                                                              Canadian-registered mutual funds.
----------------------------- --------------- ------------------------------- ----------------------------------------------

1 Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

BOARD COMMITTEES.  The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each Fund's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by each Fund's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing each Fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with each Fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each Fund's financial statements; and other audit related matters. Ms. Krikorian and Messrs. Carlbom, Darr, Johnson, Storey and Sullivan currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met xx times during the most recently completed fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, interested Trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met xx times during the most recently completed fiscal year.

o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee (formerly the Nominating Committee) that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self-assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Ms. Krikorian and Messrs. Carlbom, Darr, Johnson, Storey, and Sullivan currently serve as members of the Governance Committee. The Governance Committee meets periodically, as necessary, and did not meet during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

------------------ ------------------------------------------------------- ---------------------------------------------------------
      NAME                 DOLLAR RANGE OF FUND SHARES (FUND)(1)            AGGREGATE DOLLAR RANGE OF SHARES (ALL FUNDS IN THE FUND
                                                                                                COMPLEX)(1)(,2)
------------------ ------------------------------------------------------- ---------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
     Nesher                                 None                                                     None
------------------ ------------------------------------------------------- ---------------------------------------------------------
      Doran                                 None                                                     None
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------ ------------------------------------------------------- ---------------------------------------------------------
     Carlbom                                None                                                     None
------------------ ------------------------------------------------------- ---------------------------------------------------------
      Darr                                  None                                                     None
------------------ ------------------------------------------------------- ---------------------------------------------------------
     Johnson                                None                                                     None
------------------ ------------------------------------------------------- ---------------------------------------------------------
    Krikorian                               None                                                     None
------------------ ------------------------------------------------------- ---------------------------------------------------------
     Storey                                 None                                                     None
------------------ ------------------------------------------------------- ---------------------------------------------------------
    Sullivan                                None                                                     None
------------------ ------------------------------------------------------- ---------------------------------------------------------

(1) Valuation date is January 31, 2010.
(2) The Trust is the only investment company in the "Fund Complex."

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

------------------- ----------------------- ------------------------------ --------------------- -----------------------------------
NAME                AGGREGATE COMPENSATION      PENSION OR RETIREMENT        ESTIMATED ANNUAL     TOTAL COMPENSATION FROM THE TRUST
                                             BENEFITS ACCRUED AS PART OF      BENEFITS UPON
                                                    FUND EXPENSES               RETIREMENT               AND FUND COMPLEX(1)
------------------- ----------------------- ------------------------------ --------------------- -----------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Doran                        $xx                         n/a                       n/a               $xx for service on (1) board
------------------- ----------------------- ------------------------------ --------------------- -----------------------------------
Nesher                       $xx                         n/a                       n/a              $xx for service on (1) board
------------------- ----------------------- ------------------------------ --------------------- -----------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Carlbom                      $xx                         n/a                       n/a              $xx for service on (1) board
------------------- ----------------------- ------------------------------ --------------------- -----------------------------------
Darr                         $xx                         n/a                       n/a              $xx for service on (1) board
------------------- ----------------------- ------------------------------ --------------------- -----------------------------------
Johnson                      $xx                         n/a                       n/a              $xx for service on (1) board
------------------- ----------------------- ------------------------------ --------------------- -----------------------------------
Krikorian                    $xx                         n/a                       n/a              $xx for service on (1) board
------------------- ----------------------- ------------------------------ --------------------- -----------------------------------
------------------- ----------------------- ------------------------------ --------------------- -----------------------------------
Storey                       $xx                         n/a                       n/a              $xx for service on (1) board
------------------- ----------------------- ------------------------------ --------------------- -----------------------------------
Sullivan                     $xx                         n/a                       n/a              $xx for service on (1) board
------------------- ----------------------- ------------------------------ --------------------- -----------------------------------


1        The Trust is the only investment company in the "Fund Complex."

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

---------------------- ----------------------- ------------------------------------------------ ----------------------
NAME AND               POSITION WITH TRUST     PRINCIPAL OCCUPATIONS IN PAST 5 YEARS            OTHER   DIRECTORSHIPS
DATE OF BIRTH          AND LENGTH OF TERM                                                       HELD
---------------------- ----------------------- ------------------------------------------------ ----------------------
Philip  T.  Masterson  President               Managing Director of SEI Investments since       None.
(03/12/64)             (since 2008)            2006. Vice President and Assistant Secretary
                                               of the Administrator from 2004 to 2006.
                                               General Counsel of Citco Mutual Fund Services
                                               from 2003 to 2004. Vice President and
                                               Associate Counsel for the Oppenheimer Funds
                                               from 2001 to 2003.
---------------------- ----------------------- ------------------------------------------------ ----------------------
Michael Lawson         Treasurer,  Controller  Director, SEI Investments, Fund Accounting       None.
(10/08/60)             and  Chief   Financial  since July 2005. Manager, SEI Investments,
                       Officer                 Fund Accounting at SEI Investments AVP from
                       (since 2005)            April 1995 to February 1998 and November 1998
                                               to July 2005.
---------------------- ----------------------- ------------------------------------------------ ----------------------
Russell Emery          Chief Compliance        Chief  Compliance  Officer  of  SEI  Structured  None.
(12/18/62)             Officer                 Credit   Fund,   LP  and  SEI  Alpha   Strategy
                       (since 2006)            Portfolios,   LP   since   June   2007.   Chief
                                               Compliance  Officer  of SEI  Opportunity  Fund,
                                               L.P.,  SEI  Institutional  Managed  Trust,  SEI
                                               Asset  Allocation   Trust,  SEI   Institutional
                                               International    Trust,    SEI    Institutional
                                               Investments  Trust, SEI Daily Income Trust, SEI
                                               Liquid  Asset  Trust and SEI Tax  Exempt  Trust
                                               since  March  2006.   Director  of   Investment
                                               Product   Management   and   Development,   SEI
                                               Investments,   since  February   2003;   Senior
                                               Investment   Analyst   -   Equity   Team,   SEI
                                               Investments, from March 2000 to February 2003.
---------------------- ----------------------- ------------------------------------------------ ----------------------

---------------------- ----------------------- ------------------------------------------------ ----------------------
NAME AND               POSITION WITH TRUST     PRINCIPAL OCCUPATIONS IN PAST 5 YEARS            OTHER   DIRECTORSHIPS
DATE OF BIRTH          AND LENGTH OF TERM                                                       HELD
---------------------- ----------------------- ------------------------------------------------ ----------------------
Carolyn Mead           Vice President and      Counsel   at  SEI   Investments   since   2007.  None.
(07/08/57)             Assistant Secretary     Associate at Stradley,  Ronon,  Stevens & Young
                       (since 2007)            from  2004 to  2007.  Counsel  at ING  Variable
                                               Annuities from 1999 to 2002.
---------------------- ----------------------- ------------------------------------------------ ----------------------
Timothy D. Barto       Vice President and      General  Counsel and  Secretary of SIMC and the  None.
(03/28/68)             Assistant Secretary     Administrator  since 2004.  Vice  President  of
                       (since 1999)            SIMC and the  Administrator  since  1999.  Vice
                                               President  and   Assistant   Secretary  of  SEI
                                               Investments  since  2001.  Assistant  Secretary
                                               of   SIMC,    the    Administrator    and   the
                                               Distributor,   and   Vice   President   of  the
                                               Distributor from 1999 to 2003.
---------------------- ----------------------- ------------------------------------------------ ----------------------
James Ndiaye           Vice President          Vice President and Assistant  Secretary of SIMC  None.
(09/11/68)             and Assistant           since 2005.  Vice  President at Deutsche  Asset
                       Secretary               Management  from  2003 to  2004.  Associate  at
                       (since 2004)            Morgan,  Lewis  &  Bockius  LLP  from  2000  to
                                               2003.
---------------------- ----------------------- ------------------------------------------------ ----------------------
Joseph Gallo           Vice President          Counsel   at  SEI   Investments   since   2007.  None.
(04/29/73)             and Secretary           Associate  Counsel  at  ICMA-RC  from  2004  to
                       (since 2007)            2007.  Assistant  Secretary of The VantageTrust
                                               Company  in 2007.  Assistant  Secretary  of The
                                               Vantagepoint Funds from 2006 to 2007.
---------------------- ----------------------- ------------------------------------------------ ----------------------
Andrew S. Decker       AML Officer             Compliance Officer and Product Manager of SEI    None.
(08/22/63)             (since 2008)            Investments since 2005. Vice President of Old
                                               Mutual Capital from 2000 to 2005.
---------------------- ----------------------- ------------------------------------------------ ----------------------
Michael Beattie         Vice President          Director of Client Service at SEI since 2004.    None.
(03/13/65)             (since 2009)
---------------------- ----------------------- ------------------------------------------------ ----------------------
Keri Rohn              Privacy Officer         Compliance Officer at SEI Investments since      None.
(8/24/80)              (since 2009)            2003.
---------------------- ----------------------- ------------------------------------------------ ----------------------


PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90 day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Funds' securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Funds' pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Administrator, market prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Funds' prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

This general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY

Each Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of each Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Funds must distribute at least 90% of their net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or certain other income derived with respect to its business of investing in such stocks, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"); (ii) at the close of each quarter of the Funds' taxable year, at least 50% of the value of each Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of each Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Funds' taxable year, not more than 25% of the value of each Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Funds control and that are engaged in the same, similar or related trades or business, or the securities of one or more qualified publicly traded partnerships. Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed.

A Fund may invest in ETFs that are not registered or regulated under the 1940 Act. These ETFs typically invest in commodities, precious metals, currency or other types of investments. The income and gain received by a Fund from its investment in such ETFs and ETNs may not be qualifying income for purposes of the Qualifying Income Requirement. The Funds have entered into an agreement with Lipper(R) that they will remove ETFs and ETNs which are referenced in the Conservative Index, Moderate Index and Growth Index which will produce income which may not be qualifying income for purposes of the Qualifying Income Requirement as of the beginning of the next quarter reset of the Indexes. The taxation of some of these ETFs and ETNs, however, is uncertain and it is not guaranteed that all of the ETFs and ETNs a Fund will invest in will produce qualifying income. Each Fund intends to monitor their investments in ETFs and ETNs in an effort to limit its non-qualifying income under the Qualifying Income Requirement to be under 10% of each Fund's gross income. For example, a Fund may make investments in Substitute Securities in order to gain exposure to the Indexes but manage the non-qualifying income for such Fund. Substitute Securities may be securities issued by entities which are subject to entity level taxes, which may negatively affect the return on such investments.

If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividend-received deduction for corporate shareholders and for the lower capital gains rates on qualified dividend income for individual shareholders to the extent they would qualify if the Fund was a regular corporation. In addition, the Funds could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

FEDERAL EXCISE TAX

If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which a Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Funds intend to make sufficient distributions to avoid imposition of this tax, or to retain, at most their net capital gains and pay tax thereon.

SHAREHOLDER TREATMENT

The Funds' dividends that are paid to their corporate shareholders and are attributable to qualifying dividends they received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

The Funds receive income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Funds, constitutes the Funds' net investment income from which dividends may be paid to you. Any distributions by the Funds from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Funds will be eligible for the reduced maximum tax rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income on the securities they hold and the Funds designate the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from a Fund's assets before it calculates the net asset value) with respect to such dividend (and a Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of a Fund's net capital gains will be taxable as long-term capital gains regardless of how long a Fund's shares have been held by the shareholder. The Funds will report annually to their shareholders the amount of the Funds' distributions that qualify for the reduced tax rates on qualified dividend income.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be re-characterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Funds and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

FOREIGN TAXES. Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

STATE TAXES. The Funds are not liable for any income or franchise tax in Massachusetts if they qualify as a RIC for federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Funds.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

TAX TREATMENT OF COMPLEX SECURITIES. The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds' ability to recognize losses, and, in limited cases, subject the Funds' to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Funds. Similarly, foreign exchange losses realized by the Funds on the sale of debt securities are generally treated as ordinary losses by the Funds. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Funds' ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital.

With respect to investments in STRIPS, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

A Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by such Fund. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% Test described above. A Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

OTHER TAX POLICIES. In certain cases, the Funds will be required to withhold, at the applicable withholding rate, and remit to the United States Treasury, such withheld amounts on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Funds that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person or U.S. resident alien.

Non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds.

EFFECT OF FUTURE LEGISLATION. The foregoing general discussion of the U.S. federal income tax consequences is based on the Code and regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may have a retroactive effect with respect to the transactions contemplated herein. You are urged to consult your tax advisers as to the federal, foreign, state and local tax consequences affecting your investment in any Fund.

BROKERAGE ALLOCATION AND OTHER FUND BROKERAGE PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Funds execute transactions in the over-the-counter market, they will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Funds to participate in higher volume transactions will generally be beneficial to the Funds.

For the fiscal period from June 1, 2007 (commencement of operations) to January 31, 2008, and fiscal years ended January 31, 2009 and 2010, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

       ---------------------------------------------------------------------------------------------------------
                                       AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID
       ---------------------------------------------------------------------------------------------------------
       FUND                                                    2008             2009               2010
       ------------------------------------------------- ----------------- ---------------- --------------------
       SmartGrowth(R)  Lipper(R) Optimal Conservative           $772            $3,605              $xx
       Index Fund
       ------------------------------------------------- ----------------- ---------------- --------------------
       SmartGrowth(R) Lipper(R) Optimal Moderate Index
       Fund                                                   $6,362           $26,425              $xx
       ------------------------------------------------- ----------------- ---------------- --------------------
       SmartGrowth(R)  Lipper(R) Optimal Growth Index
       Fund                                                  $11,644           $92,875              $xx
       ------------------------------------------------- ----------------- ---------------- --------------------

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser in connection with the Funds or any other specific client account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The Financial Industry Regulatory Authority ("FINRA") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the fiscal year ended January 31, 2010, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

------------------------------------------- -------------------------------------- --------------------------------------
                                                                                    TOTAL DOLLAR AMOUNT OF TRANSACTIONS
                                              TOTAL DOLLAR AMOUNT OF BROKERAGE      INVOLVING BROKERAGE COMMISSIONS FOR
FUND                                          COMMISSIONS FOR RESEARCH SERVICES              RESEARCH SERVICES
------------------------------------------- -------------------------------------- --------------------------------------
SmartGrowth(R)  Lipper(R) Optimal                                $xx                                    $xx
Conservative Index Fund
------------------------------------------- -------------------------------------- --------------------------------------
SmartGrowth(R)  Lipper(R) Optimal Moderate                       $xx                                    $xx
Index Fund
------------------------------------------- -------------------------------------- --------------------------------------
SmartGrowth(R)  Lipper(R) Optimal Growth                         $xx                                    $xx
Index Fund
------------------------------------------- -------------------------------------- --------------------------------------

BROKERAGE WITH FUND AFFILIATES. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal period from June 1, 2007 (commencement of operations) to January 31, 2008, and fiscal years ended January 31, 2009 and 2010, the Funds did not pay any brokerage commissions on portfolio transactions effected by affiliated brokers. [HENNION & WALSH: PLEASE CONFIRM]

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. As of January 31, 2010, the Funds did not hold any securities of regular brokers and dealers. [SEI: PLEASE CONFIRM]

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders, on the one hand, and those of the Funds' Adviser, principal underwriter or any affiliated person of the Funds, their Adviser, or their principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person reports at least quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). Each Fund will disclose a complete or summary schedule of investments (which includes each of the Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's net asset value ("Summary Schedule")) in its Semi-Annual and Annual Reports which are distributed to Fund shareholders. Each Fund's complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC on Form N-Q, and each Fund's complete schedule of investments following the second and fourth fiscal quarters is available in Semi-Annual and Annual Reports filed with the SEC on Form N-CSR.

Fund filings on Form N-Q are not distributed to Fund shareholders but are available, free of charge, on the EDGAR database on the SEC's website at WWW.SEC.GOV. Should a Fund include only a Summary Schedule rather than a complete schedule of investments in its Semi-Annual and Annual Reports, its Form N-CSR will be available without charge, upon request, by calling 1-888-465-5722.

Each Fund generally publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. The portfolio information described above can be found on the internet at http://www.smartgrowthfunds.com. The information will generally remain available until it is replaced by new portfolio holdings information as described above. The Adviser may exclude any portion of any Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund.

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to certain service providers, such as the custodian, administrator or transfer agent, in connection with their services to the Funds. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of a Fund's portfolio along with related performance attribution statistics. The lag time for such disclosures will vary. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. The Funds' Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.

The Funds' policies and procedures provide that the Authorized Person may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party, the Authorized Person must determine that such disclosure serves a reasonable business purpose, is in the best interests of the Fund's shareholders and that to the extent conflicts between the interests of the Fund's shareholders and those of the Adviser, principal underwriter, or any affiliated person of the Fund exist, such conflicts are addressed. Portfolio holdings information may be disclosed no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals or individuals. The disclosures will not be made sooner than three days after the date of the information.

With the exception of disclosures to rating and ranking organizations as described above, the Funds require any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Funds, or to perform due diligence and asset allocation, depending on the recipient of the information.

The Funds' policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio holdings information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or class of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Funds' shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Administrator and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("Access Persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under each Code of Ethics, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Funds' proxy voting record.

The Trust is required to disclose annually each Fund's complete proxy voting records on Form N-PX. A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on Form N-PX: (i) without charge, upon request, by calling
(866)-392-2626 or by writing to the Funds at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Funds' Form N-PX will also available on the SEC's website at WWW.SEC.GOV.

5% AND 25% SHAREHOLDERS

As of May 1, 2010, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% to 25% or more of any class of the shares of a Fund.

The Trust believes that most of the shares referred to below were held by the persons below in accounts for their fiduciary, agency or custodial customers. Persons owing of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to "control" the Fund within the meaning of the 1940 Act.

---------------------------------- ---------------------------------------- -------------------- ------------ ------------
                                                                                 NUMBER OF          CLASS     % OF CLASS
FUND NAME                                        NAME AND ADDRESS                 SHARES
---------------------------------- ---------------------------------------- -------------------- ------------ ------------
SmartGrowth(R)  Lipper(R) Optimal                        XX                             XX               XX           XX
Conservative Index Fund
---------------------------------- ---------------------------------------- -------------------- ------------ ------------
SmartGrowth(R)  Lipper(R) Optimal                        XX                             XX               XX           XX
Moderate Index Fund
---------------------------------- ---------------------------------------- -------------------- ------------ ------------
SmartGrowth(R)  Lipper(R) Optimal                        XX                             XX               XX           XX
Growth Index Fund
---------------------------------- ---------------------------------------- -------------------- ------------ ------------

INDEX INFORMATION

The Adviser and Lipper have entered into a Master Services Agreement granting the Adviser a non-transferable license to access and use the Lipper Optimal Index Service in connection with the Adviser's management of the Funds. In exchange for a fee paid by the Adviser, Lipper agrees to provide the Adviser, on a quarterly basis, with the Lipper Optimal Index Service, which includes the Lipper Very Aggressive Optimal Index, the Lipper Aggressive Optimal Index, the Lipper Moderate Optimal Index, the Lipper Conservative Optimal Index and the Lipper Very Conservative Optimal Index. A reference by Lipper to a particular Fund or security is not a recommendation to buy, sell or hold that Fund or security or any other security.

LIPPER DOES NOT GUARANTEE THE ACCURACY AND RELIABILITY OF THE LIPPER OPTIMAL INDEX SERVICE AND LIPPER SHALL HAVE NO LIABILITY FOR ANY FAULT, INTERRUPTION, DELAY, INACCURACY, ERROR OR OMISSION OF THE LIPPER OPTIMAL INDEX SERVICE CAUSING DAMAGES TO THE ADVISER OR CUSTOMERS OF THE ADVISER UNLESS DUE TO THE GROSS NEGLIGENCE OR WILLFUL MISCONDUCT OF LIPPER. LIPPER DOES NOT MAKE ANY WARRANTY, EXPRESSED OR IMPLIED, AS TO THE RESULTS THAT MAY BE OBTAINED FROM THE USE OF THE LIPPER OPTIMAL INDEX SERVICE. LIPPER EXPRESSLY DISCLAIMS ANY CONDITION OF QUALITY AND ANY IMPLIED WARRANTY OF TITLE, NON-INFRINGEMENT, MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE LIPPER OPTIMAL INDEX SERVICE. WITHOUT LIMITING ANY OF THE FOREGOING, UNDER NO CIRCUMSTANCES WILL LIPPER HAVE ANY LIABILITY FOR ANY INDIRECT, INCIDENTAL, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), REGARDLESS OF WHETHER SUCH DAMAGES COULD HAVE BEEN FORESEEN OR PREVENTED.

                       APPENDIX A - DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

                  - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

                  - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH INC. ("FITCH")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                            APPENDIX B - PROXY VOTING

                      HENNION & WALSH ASSET MANAGEMENT INC.
                        IA POLICIES AND PROCEDURES MANUAL
                              12/27/2006 to CURRENT

POLICY

Hennion & Walsh Asset Management Inc., as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

BACKGROUND

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of Its clients; (b) to disclose to clients how they may obtain Information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

RESPONSIBILITY

Kevin Mahn has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

PROCEDURE

Hennion & Walsh Asset Management Inc. has adopted procedures to implement the firm's policy and reviews to monitor and insure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which include the following:


VOTING PROCEDURES

o All employees will forward any proxy materials received on behalf of clients to Teresa Incao;

o Teresa Incao will determine which client accounts hold the security to which the proxy relates;

o Absent material conflicts, Kevin Mahn will determine how Hennion & Walsh Asset Management Inc. should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.

DISCLOSURE

o Hennion & Walsh Asset Management Inc. will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how Hennion & Walsh Asset Management Inc. voted a client's proxies, and that clients may request a copy of these policies and procedures.

o Kevin Mahn will also send a copy of this summary to all existing clients who have previously received Hennion & Walsh Asset Management Inc.'s Disclosure Document; or Kevin Mahn may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

CLIENT REQUESTS FOR INFORMATION

o All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to Teresa Incao.

o In response to any requesters Windowsill prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Hennion & Walsh Asset Management Inc. voted the client's proxy with respect to each proposal about which client inquired.

VOTING GUIDELINES

o In the absence of specific voting guidelines from the client, Hennion & Walsh Asset Management Inc. will vote proxies in the best interests of each particular client. Hennion & Walsh Asset Management Inc.'s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on Hennion & Walsh Asset Management Inc.'s voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

o Hennion & Walsh Asset Management Inc. will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditors non-audit services.

o Hennion & Walsh Asset Management Inc. will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.

o In reviewing proposals, Hennion & Walsh Asset Management Inc. will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer's business practices.

o Kevin Mahn may decide that it is in the best economic interest of the customers not to vote proxies. The cost of voting the proxies outweigh the benefits. In this case Kevin Mahn will document the reasons.

o Hennion & Walsh Asset Management Inc. does not intent to use proxy votes to become shareholder activists.

CONFLICTS OF INTEREST

o Hennion & Walsh Asset Management Inc. will identify any conflicts that exist between the Interests of the adviser and the client by reviewing the relationship of Hennion & Walsh Asset Management Inc. with the issuer of each security to determine if Hennion & Walsh Asset Management Inc. or any of its emp'loyees has any financial, business or personal relationship with the issuer.

o If a material conflict of interest exists, Kevin Mahn will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

o Hennion & Walsh Asset Management Inc. will maintain a record of the voting resolution of any conflict of interest;

RECORDKEEPING

Kevin Mahn shall retain the following proxy records in accordance with the SEC's five-year retention requirement.

o        These policies and procedures and any amendments;

o        Each proxy statement that Hennion & Walsh Asset Management Inc.
         receives;

o        A record of each vote that Hennion & Walsh Asset Management Inc. casts;

o Any document Hennion & Walsh Asset Management Inc. created that was material to making a decision how to vote proxies, or that memorializes that decision including periodic reports to Kevin Mahn or proxy committee, if applicable.

o A copy of each written request from a client for information on how Hennion & Walsh Asset Management Inc. voted such client's proxies, and a copy of any written response.

                            PART C: OTHER INFORMATION

ITEM 28.  EXHIBITS:

(a) The Advisors' Inner Circle Fund II's (the "Registrant") Amended and Restated Agreement and Declaration of Trust dated July 24, 1992, as amended and restated February 18, 2004 and August 10, 2004, is incorporated herein by reference to exhibit (a)(3) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the U.S. Securities Exchange Commission (the "SEC") via EDGAR Accession No. 0001135428-04-000490 on September 17, 2004.
(b) Registrant's Amended and Restated By-laws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 89 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000618 on December 3, 2009.
(c)      Not Applicable.
(d)(1) Amended and Restated Investment Advisory Agreement dated May 31, 2000, as amended and restated as of May 21, 2001, between the Registrant and Horizon Advisers, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500044 on May 31, 2001.
(d)(2) Revised Schedule, as last amended August 12, 2008, to the Amended and Restated Investment Advisory Agreement dated May 31, 2000, as amended and restated as of May 21, 2001, between the Registrant and Horizon Advisers, relating to Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000506 on November 26, 2008.
(d)(3) Form of Expense Limitation Agreement dated May 31, 2009 between the Registrant and Horizon Advisers, relating to the Hancock Horizon Strategic Income Bond Fund, Hancock Horizon Burkenroad Fund, Hancock Horizon Government Money Market Fund (formerly, the Treasury Securities Money Market Fund), Hancock Horizon Diversified International Fund, and Hancock Horizon Quantitative Long/Short Fund, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 86 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000212 on May 29, 2009.
(d)(4) Expense Limitation Agreement dated May 31, 2008 between the Registrant and Horizon Advisers, relating to the Hancock Horizon Prime Money Market Fund, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(d)(5) Form of Expense Waiver Reimbursement Agreement between the Registrant and Horizon Advisers, relating to the Hancock Horizon Growth Fund and the Hancock Horizon Value Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 86 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000212 on May 29, 2009.
(d)(6) Sub-Advisory Agreement dated August 15, 2008 between Horizon Advisers and Earnest Partners, LLC, relating to the Hancock Horizon Diversified International Fund, is incorporated herein by reference to Exhibit
         (d)(5) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000036 on February 5, 2009.

(d)(7) Investment Advisory Agreement between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain Small Company Fund and the Champlain Mid Cap Fund, to be filed by amendment.
(d)(8) Expense Limitation Agreement between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain Small Company Fund and the Champlain Mid Cap Fund, to be filed by amendment.
(d)(9) Investment Advisory Agreement dated December 21, 2004 between the Registrant and W.H. Reaves & Co. Inc., relating to the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
 (d)(10) Investment Advisory Agreement dated June 7, 2007 between the Registrant and Hennion & Walsh Asset Management, Inc., relating to the SmartGrowth Family of Funds, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.
(d)(11) Expense Waiver Reimbursement Agreement dated June 1, 2007 between the Registrant and Hennion & Walsh Asset Management, Inc., relating to the SmartGrowth Family of Funds, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(d)(12) Investment Advisory Agreement dated May 5, 2008 between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Family of Funds, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(d)(13) Investment Sub-Advisory Agreement dated April 28, 2008 between Frost Investment Advisors, LLC and Hoover Investment Management Co., LLC, relating to the Frost Hoover Small-Mid Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(d)(14) Investment Sub-Advisory Agreement dated April 28, 2008 between Frost Investment Advisors, LLC and Kempner Capital Management, Inc., relating to the Frost Kempner Multi-Cap Deep Value Equity Fund and Frost Kempner Treasury and Income Fund, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(d)(15) Investment Sub-Advisory Agreement dated April 28, 2008 between Frost Investment Advisors, LLC and Thornburg Investment Management, Inc., relating to the Frost International Equity Fund, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(d)(16) Investment Sub-Advisory Agreement dated April 28, 2008 between Frost Investment Advisors, LLC and Luther King Capital Management Corporation, relating to the Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(d)(17) Expense Limitation Agreement dated May 5, 2008 between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Family of Funds, to be filed by amendment.

(d)(18) Investment Advisory Agreement dated April 30, 2008 between the Registrant and GRT Capital Partners, LLC, relating to the GRT Value Fund, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(d)(19) Expense Limitation Agreement dated April 30, 2008 between the Registrant and GRT Capital Partners, LLC, relating to the GRT Value Fund, to be filed by amendment.
(d)(20) Investment Advisory Agreement between the Registrant and Lowry Hill Investment Advisors, Inc., relating to the Clear River Fund, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 86 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000212 on May 29, 2009.
(d)(21) Expense Limitation Agreement between the Registrant and Lowry Hill Investment Advisors, Inc., relating to the Clear River Fund, to be filed by amendment.
(d)(22) Form of Investment Advisory Agreement between the Registrant and NorthPointe Capital, LLC, relating to the NorthPointe Family of Funds, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000036 on February 5, 2009.
(e)(1) Distribution Agreement dated January 28, 1993, as amended and restated as of November 14, 2005, between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.
(e)(2) Revised Form of Sub-Distribution and Servicing Agreement for SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(f)      Not Applicable.
(g)(1) Custody Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (g) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(g)(2) Revised Appendix B to the Custody Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust, relating to the Hancock Horizon Family of Funds, to be filed by amendment.
(g)(3) Mutual Fund Custody Agreement dated September 1, 2004 between the Registrant and Wachovia Bank, National Association (now, U.S. Bank, N.A.), relating to the Champlain Family of Funds, Reaves Select Research Fund, SmartGrowth Family of Funds, Frost Family of Funds, and GRT Value Fund, is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(g)(4) Revised Amendment and Attachment C, relating to the to the Mutual Fund Custody Agreement dated September 1, 2004 between the Registrant and U.S. Bank, N.A. (formerly, Wachovia Bank, N.A.), relating to the Champlain Family of Funds, Reaves Select Research Fund, SmartGrowth Family of Funds, Frost Family of Funds, and GRT Value Fund, to be filed by amendment.
(g)(5) Custodian Agreement dated November 19, 2007 between the Registrant and Union Bank of California, relating to the NorthPointe Family of Funds, is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000581 on December 28, 2007.

(g)(6) Appendices A, B and C, as last amended February 18, 2009, to the Custodian Agreement dated November 19, 2007 between the Registrant and Union Bank of California, to be filed by amendment.
(g)(7) Custodian Agreement between the Registrant and Wells Fargo Bank, N.A., relating to the Clear River Fund, to be filed by amendment.
(h)(1) Administration Agreement dated January 28, 1993, as amended and restated as of November 12, 2002, by and between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-03-000338 on May 30, 2003.
(h)(2) Amended Schedule dated February 1, 2006 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000517 on November 28, 2006.
(h)(3) Amended Schedule to the Administration Agreement dated January 28, 1993, as amended and restated as of November 12, 2002, by and between the Registrant and SEI Investments Global Funds Services, relating to the Hancock Diversified International and Quantitative Long/Short Funds, to be filed by amendment.
(h)(4) Amendment and Attachment 1 dated November 30, 2004 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Champlain Small Company Fund, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(5) Amendment and Attachment 1 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Champlain Mid Cap Fund, to be filed by amendment.
(h)(6) Amendment and Attachment 1 dated December 21, 2004 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(7) Amendment and Attachment 1 dated May 31, 2007 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the SmartGrowth Family of Funds, is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000217 on June 15, 2007.
(h)(8) Amendment and Attachment 1 dated April 25, 2008 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Frost Family of Funds, is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(h)(9) Amendment and Attachment 1 dated April 28, 2008 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the GRT Value Fund, is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(h)(10) Amendment and Attachment 1 dated January 27, 2009 to the Administration Agreement dated January 18, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Clear River Fund, is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 84 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000090 on March 2, 2009.
(h)(11) Amendment and Attachment 1 to the Administration Agreement dated January 18, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the NorthPointe Family of Funds, to be filed by amendment.
(h)(12) Shareholder Services Plan dated May 31, 2000, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit
         (h)(15) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-026908 on May 31, 2000.
(h)(13) Revised Schedule A as last amended August 12, 2008 to the Shareholder Services Plan dated May 31, 2000, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (h)(15) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000506 on November 26, 2008.
(h)(14) Shareholder Services Plan dated August 9, 2005 is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(15) Revised Schedule A as last amended February 17, 2009 to the Shareholder Services Plan dated August 9, 2005 is incorporated herein by reference to Exhibit (h)(17) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000036 on February 5, 2009.
(h)(16) Transfer Agency and Service Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(17) AML Amendment to the Transfer Agency and Service Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(18) Amendment dated September 1, 2003 to the Transfer Agency and Service Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(19) Agency Agreement dated August 10, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(20) Revised Exhibits C and D to the Agency Agreement dated August 10, 2004 between the Registrant and DST Systems, Inc. to be filed by amendment.

(h)(21) Amendment to the Agency Agreement dated August 10, 2004 between the Registrant and DST Systems, Inc., as approved by the Board of Trustees in February 2010, to be filed by amendment.
(h)(22) Transfer Agency and Service Agreement dated May 31, 2007 between the Registrant and UMB Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000581 on December 28, 2007.
(h)(23) Revised Schedules A and C to the Transfer Agency and Service Agreement dated May 31, 2007 between the Registrant and UMB Fund Services, Inc. to be filed by amendment.
(i)(1) Opinion and Consent of Counsel, Morgan, Lewis & Bockius, LLP, relating to Shares of the Hancock Horizon Government Money Market Fund, Hancock Horizon Strategic Income Fund, Hancock Horizon Value Fund, Hancock Horizon Growth Fund, Hancock Horizon Burkenroad Fund, Hancock Horizon Diversified International Fund, Hancock Horizon Quantitative Long/Short Fund, SmartGrowth(R) Lipper(R) Optimal Conservative Index Fund, SmartGrowth(R) Lipper(R) Optimal Moderate Index Fund and SmartGrowth(R) Lipper(R) Optimal Growth Index Fund, to be filed by amendment.
(i)(2) Opinion and Consent of Counsel, Morgan, Lewis & Bockius, LLP, relating to Shares of the Clear River Fund, Champlain Family of Funds, Frost Family of Funds, GRT Value Fund, and Reaves Select Research Fund is incorporated herein by reference to exhibit (i)(3) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000579 on November 25, 2009.
(i)(3) Opinion and Consent of Counsel, Morgan, Lewis & Bockius, LLP, relating to Shares of the NorthPointe Family of Funds is incorporated herein by reference to exhibit (i)(3) of Post-Effective Amendment No. 91 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-10-000058 on March 1, 2010.
(j) Consent of independent registered public accountant, Ernst & Young LLP, to be filed by amendment.
(k)      Not Applicable.
(l)      Not Applicable.
(m)(1) Distribution Plan (compensation type) dated May 31, 2000, as amended November 16, 2004, is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(m)(2) Schedule A as last amended August 12, 2008, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 80 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001354488-08-001546 on September 5, 2008.
(m)(3) Schedule B dated November 16, 2004, as amended July 24, 2006, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000100 on March 7, 2007.
 (m)(4) Schedule D dated February 22, 2007, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the SmartGrowth Family of Funds, is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.

(m)(5) Schedule F dated February 19, 2008, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the GRT Value Fund, is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000097 on February 28, 2008.
(m)(6) Schedule G dated March 10, 2008, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the Frost Family of Funds, is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000142 on April 1, 2008.
(m)(7) Distribution Plan (reimbursement type) as approved by the Board of Trustees on February 23, 2005 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
(m)(8) Revised Schedule A dated February 23, 2005, as amended May 13, 2008, to the Distribution Plan approved by the Board of Trustees on February 23, 2005, is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(n) Amended and Restated Rule 18f-3 Multiple Class Plan dated February 2007, including Schedules and Certificates of Class Designation thereto, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 84 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000090 on March 2, 2009.
(o)      Not Applicable.
(p)(1) Registrant's Code of Ethics is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.
(p)(2) SEI Investments Distribution Co. Code of Ethics dated January 12, 2009 is incorporated herein by reference to Exhibit (p)(18) of Post-Effective Amendment No. 116 to The Advisors' Inner Circle Fund's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000641 on December 18, 2009.
(p)(3) Hancock Bank and Trust Code of Ethics is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000187 on May 31, 2007.
(p)(4) Earnest Partners, LLC Code of Ethics, is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000506 on November 26, 2008.
(p)(5) Champlain Investment Partners, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.
(p)(6) W.H. Reaves & Co., Inc. Code of Ethics is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000581 on December 28, 2007.
(p)(7) Hennion & Walsh Asset Management, Inc. Code of Ethics is incorporated herein by reference to Exhibit (p)(10) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000100 on March 7, 2007.

(p)(8) Frost Investment Advisors, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000579 on November 25, 2009.
(p)(9) Hoover Investment Management Co., LLC Revised Code of Ethics and Conduct dated June 2008 is incorporated herein by reference to Exhibit
         (p)(13) of Post-Effective Amendment No. 80 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001354488-08-001546 on September 5, 2008.
(p)(10) Kempner Capital Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000579 on November 25, 2009.
(p)(11) Thornburg Investment Management, Inc. Revised Code of Ethics dated April 2008 is incorporated herein by reference to Exhibit (p)(15) of Post-Effective Amendment No. 80 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001354488-08-001546 on September 5, 2008.
(p)(12) Luther King Capital Management Corporation Code of Ethics is incorporated herein by reference to Exhibit (p)(15) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000142 on April 1, 2008.
(p)(13)  GRT Capital Partners, LLC Code of Ethics to be filed by amendment.
(p)(14) Lowry Hill Investment Advisors, Inc. Code of Ethics to be filed by amendment.
(p)(15) NorthPointe Capital, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(18) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000036 on February 5, 2009.

ITEM 29.  Persons Controlled By or Under Common Control with Registrant:

Not Applicable.

ITEM 30.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act"), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 31.  Business and Other Connections of the Investment Advisers:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser (including sub-advisers), and each director, officer or partner of that investment adviser (or sub-adviser), is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers (or sub-advisers), and/or directors, officers or partners of each investment adviser (or sub-adviser), is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

CHAMPLAIN INVESTMENT PARTNERS, LLC

Champlain Investment Partners, LLC ("Champlain") serves as the investment adviser for the Registrant's Champlain Small Company Fund and Champlain Mid Cap Fund. The principal address of Champlain is 346 Shelburne Road, Burlington, Vermont 05401. Champlain is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended July 31, 2008 and 2009, none of the directors, officers or partners of Champlain is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

EARNEST PARTNERS, LLC

Earnest Partners, LLC ("Earnest") serves as investment sub-adviser for the Registrant's Hancock Horizon Diversified International Fund. The principal business address for Earnest is 1180 Peachtree Street, Suite 2300, Atlanta, GA 30309. Earnest is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended January 31, 2009 and 2010. [Table to be completed by amendment]

---------------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH
INVESTMENT SUB-ADVISER                         NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------

FROST INVESTMENT ADVISORS, LLC

Frost Investment Advisors, LLC ("Frost") serves as investment adviser for the Registrant's Frost Core Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Hoover Small-Mid Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost LKCM Multi-Cap Equity Fund and the Frost LKCM Small-Mid Cap Equity Fund, and Frost Strategic Balanced Fund. The principal business address for Frost is 100 West Houston Street, San Antonio, Texas 78205-1414. Frost is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended July 31, 2008 and 2009.

---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------
Tim Altree, Chief Compliance Officer     A&S Capital Management, LLC        President, Chief Compliance Officer and
and Managing Director                                                       Managing Member
                                         ---------------------------------- ------------------------------------------
                                         Laffer Associates                  Executive Vice President, Chief
                                                                            Compliance Officer and Director
                                         ---------------------------------- ------------------------------------------
                                         Laffer Advisors                    President, Chief Compliance Officer and
                                                                            Supervising Principal
---------------------------------------- ---------------------------------- ------------------------------------------

GRT CAPITAL PARTNERS, LLC

GRT Capital Partner, LLC ("GRT") serves as investment adviser for the Registrant's GRT Value Fund. The principal business address for GRT is 50 Milk Street, Boston, 21st Floor, Massachusetts 02109. GRT is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended July 31, 2008 and 2009.

---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------
  Rudolph K. Kluiber, Managing Member    Steinway Musical Instruments,      Director
  and Investment Adviser                 Inc.
---------------------------------------- ---------------------------------- ------------------------------------------

HENNION & WALSH ASSET MANAGEMENT, INC.

Hennion & Walsh Asset Management, Inc. ("H&W") serves as the investment adviser for the Registrant's SmartGrowth ETF Lipper Optimal Conservative Index Fund, SmartGrowth ETF Lipper Optimal Moderate Index Fund, and SmartGrowth ETF Lipper Optimal Growth Index Fund. The principal business address for H&W is 2001 Route 46, Waterview Plaza, Parsippany, New Jersey 07054. H&W is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended January 31, 2008 and 2009.

---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------
William Walsh, President                 Hennion & Walsh, Inc.              Officer
                                         ---------------------------------- ------------------------------------------
                                         Hennion & Walsh Wealth Advisors    Officer
---------------------------------------- ---------------------------------- ------------------------------------------
Richard Hennion, Executive Vice          Hennion & Walsh, Inc.              Officer
President
                                         ---------------------------------- ------------------------------------------
                                         Hennion & Walsh Wealth Advisors    Officer
---------------------------------------- ---------------------------------- ------------------------------------------
Debbie Williams, Chief Financial         Hennion & Walsh, Inc.              Officer
Officer
                                         ---------------------------------- ------------------------------------------
                                          Hennion & Walsh Wealth Advisors   Officer
---------------------------------------- ---------------------------------- ------------------------------------------
Al Vermitsky, Chief Compliance Officer   Hennion & Walsh, Inc.              Officer
                                         ---------------------------------- ------------------------------------------
                                         Hennion & Walsh Wealth Advisors    Officer
---------------------------------------- ---------------------------------- ------------------------------------------
Kevin Mahn, Chief Investment Officer &   Hennion & Walsh, Inc.              Employee
Portfolio Manager
---------------------------------------- ---------------------------------- ------------------------------------------

HOOVER INVESTMENT MANAGEMENT CO., LLC

Hoover Investment Management Co., LLC ("Hoover") serves as the sub-adviser for the Registrant's Frost Hoover Small-Mid Cap Equity Fund. The principal address of Hoover is 600 California Street, Suite 550, San Francisco, California, 94108-2704. Hoover is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended July 31, 2008 and 2009, none of the directors, officers or partners of Hoover is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Horizon Advisers

Horizon Advisers serves as the investment adviser for the Registrant's Hancock Horizon Family of Funds (Strategic Income Bond Fund, Value Fund, Growth Fund, Burkenroad Fund, Treasury Securities Money Market Fund, Prime Money Market Fund, Diversified International Fund and Quantitative Long/Short Fund). The principal address of Horizon Advisers is One Hancock Plaza, Post Office Box 4019, Gulfport, Mississippi 39502-4019. Horizon Advisers is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended January 31, 2008 and 2009.

---------------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                             NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------------- ---------------------------------- ------------------------------------------
Kendra Cain, Chief Compliance Officer          Hancock Investment Services, Inc.  Compliance Director
---------------------------------------------- ---------------------------------- ------------------------------------------

KEMPNER CAPITAL MANAGEMENT, INC.

Kempner Capital Management, Inc. ("Kempner") serves as the sub-adviser for the Registrant's Frost Kempner Multi-Cap Deep Value Equity Fund and Frost Kempner Treasury and Income Fund. The principal address of Kempner is 2201 Market Street, 12th Floor FNB Building, Galveston, Texas, 77550-1503. Kempner is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended July 31, 2008 and 2009.

---------------------------------------- ------------------------------------ -----------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                  NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------------- ------------------------------------ -----------------------------------------
Harris L. Kempner, Jr., President        H. Kempner Trust Association         Trustee
                                         ------------------------------------ -----------------------------------------
                                         Legacy Holding Company               Director
                                         ------------------------------------ -----------------------------------------
                                         Balmorhea Ranches                    Director
                                         ------------------------------------ -----------------------------------------
                                         Frost Bank-Galveston                 Advisory Director
                                         ------------------------------------ -----------------------------------------
                                         Cullen Frost Bankers Inc.- San       Director Emeritus
                                         Antonio
                                         ------------------------------------ -----------------------------------------
                                         Kempner Securities GP, LLC           General Partner
                                         ------------------------------------ -----------------------------------------
                                         Galveston Finance GP, LLC            General Partner
---------------------------------------- ------------------------------------ -----------------------------------------

LOWRY HILL INVESTMENT ADVISER, INC.

Lowry Hill Investment Advisors, Inc. ("Lowry Hill") serves as investment adviser for the Registrant's Clear River Fund. The principal address of Lowry Hill is 90 South Seventh Street, Suite 5300, Minneapolis, Minnesota 55402. Lowry Hill is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended July 31, 2008 and 2009.

---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------
Thomas Gunderson, Investment Principal             FAF Advisors                         Managing Director
---------------------------------------- ---------------------------------- ------------------------------------------

LUTHER KING CAPITAL MANAGEMENT CORPORATION

Luther King Capital Management Corporation ("Luther King") serves as the sub-adviser for the Registrant's Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund. The principal address of Luther King is 301 Commerce Street, Suite 1600, Fort Worth, Texas, 76102. Luther King is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended July 31, 2008 and 2009, none of the directors, officers or partners of Luther King is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NORTHPOINTE CAPITAL, LLC

NorthPointe Capital, LLC (the "NorthPointe"), a Delaware corporation, serves as the investment adviser to the NorthPointe Small Cap Growth Fund, the NorthPointe Small Cap Value Fund, the NorthPointe Value Opportunities Fund and the NorthPointe Micro Cap Equity Fund. The Adviser's principal place of business is located at 101 West Big Beaver Road, Suite 745, Troy Michigan 48084.

For the fiscal years ended October 31, 2008 and 2009, none of the directors, officers or partners of NorthPointe is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

THORNBURG INVESTMENT MANAGEMENT, INC.

Thornburg Investment Management, Inc. ("Thornburg") serves as the sub-adviser for the Registrant's Frost International Equity Fund. The principal address of Thornburg is 2300 North Ridgetop Road, Santa Fe, New Mexico, 87506. Thornburg is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended July 31, 2008 and 2009, none of the directors, officers or partners of Thornburg is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

W.H. REAVES  & CO., INC.

W.H. Reaves & Co., Inc. ("WH Reaves") serves as the investment adviser for the Registrant's Reaves Select Research Fund. The principal business address of WH Reaves is 10 Exchange Place, 18th Floor, Jersey City, NJ 07302. WH Reaves is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended July 31, 2008 and 2009, none of the directors, officers or partners of Reaves is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ITEM 32.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                                                July 15, 1982
         SEI Liquid Asset Trust                                                November 29, 1982
         SEI Tax Exempt Trust                                                  December 3, 1982
         SEI Institutional Managed Trust                                       January 22, 1987
         SEI Institutional International Trust                                 August 30, 1988
         The Advisors' Inner Circle Fund                                       November 14, 1991
         The Advisors' Inner Circle Fund II                                    January 28, 1993
         Bishop Street Funds                                                   January 27, 1995
         SEI Asset Allocation Trust                                            April 1, 1996
         SEI Institutional Investments Trust                                   June 14, 1996
         Oak Associates Funds                                                  February 27, 1998
         CNI Charter Funds                                                     April 1, 1999
         iShares Inc.                                                          January 28, 2000
         iShares Trust                                                         April 25, 2000
         Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)                 November 1, 2000
         Causeway Capital Management Trust                                     September 20, 2001
         BlackRock Funds III (f/k/a Barclays Global Investors Funds)           March 31, 2003
         SEI Opportunity Fund, LP                                              October 1, 2003
         The Arbitrage Funds                                                   May 17, 2005
         The Turner Funds                                                      January 1, 2006
         ProShares Trust                                                       November 14, 2005
         Community Reinvestment Act Qualified Investment Fund                  January 8, 2007
         SEI Alpha Strategy Portfolios, LP                                     June 29, 2007
         TD Asset Management USA Funds                                         July 25, 2007
         SEI Structured Credit Fund, LP                                        July 31, 2007
         Wilshire Mutual Funds, Inc.                                           July 12, 2008
         Wilshire Variable Insurance Trust                                     July 12, 2008
         Forward Funds                                                         August 14, 2008
         Global X Funds                                                        October 24, 2008
         FaithShares Trust                                                     August 7, 2009
         Schwab Strategic Trust                                                October 12, 2009

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                      POSITION AND OFFICE                         POSITIONS AND OFFICES
         NAME                         WITH UNDERWRITER                            WITH REGISTRANT
         ----                         ----------------                            ---------------
         William M. Doran             Director                                          --
         Edward D. Loughlin           Director                                          --
         Wayne M. Withrow             Director                                          --
         Kevin Barr                   President & Chief Executive Officer               --
         Maxine Chou                  Chief Financial Officer, Chief Operations         --
                                      Officer, & Treasurer
         Karen LaTourette             Chief Compliance Officer, Anti-Money
                                      Laundering Officer & Assistant Secretary          --
         John C. Munch                General Counsel & Secretary                       --
         Mark J. Held                 Senior Vice President                             --
         Lori L. White                Vice President & Assistant Secretary              --
         John Coary                   Vice President & Assistant Secretary              --
         John Cronin                  Vice President                                    --
         Robert Silvestri             Vice President                                    --

ITEM 33.  Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodians:

                       Hancock Bank and Trust
                       One Hancock Plaza
                       P.O. Box 4019
                       Gulfport, Mississippi  39502

                       U.S. Bank, National Association
                       800 Nicollett Mall
                       Minneapolis, Minnesota 55402

                       Union Bank of California, National Association 475 Sansome Street
                       15th Floor
                       San Francisco, California  94111

                       Wells Fargo Bank, N.A.
                       608 2nd Avenue South
                       9th Floor
                       Minneapolis, MN, 55479

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:

                       SEI Investment Global Funds Services
                       One Freedom Valley Drive
                       Oaks, Pennsylvania 19456

         (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the principal offices of the Registrant's advisers:

                       Champlain Investment Partners, LLC
                       346 Shelburne Road
                       Burlington, Vermont 05401

                       Earnest Partners, LLC
                       1180 Peachtree Street
                       Suite 2300
                       Atlanta, Georgia 30309

                       Frost Investment Advisors, LLC
                       100 West Houston Street
                       15th Floor Tower
                       San Antonio, Texas 78205-1414

                       GRT Capital Partners, LLC
                       50 Milk Street, 21st Floor
                       Boston, Massachusetts 02109

                       Hennion & Walsh Asset Management, Inc.
                       2001 Route 46
                       Waterview Plaza
                       Parsippany, New Jersey 07054

                       Hoover Investment Management Co., LLC
                       600 California Street, Suite 550
                       San Francisco, California 94108-2704

                       Horizon Advisers
                       One Hancock Plaza
                       P.O. Box 4019
                       Gulfport, Mississippi 39502

                       Kempner Capital Management, Inc.
                       2201 Market Street, 12th Floor FNB Building
                       Galveston, Texas 77550-1503

                       Lowry Hill Investment Advisors, Inc.
                       90 South Seventh Street, Suite 5300
                       Minneapolis, Minnesota 55402

                       Luther King Capital Management Corporation
                       301 Commerce Street, Suite 1600
                       Fort Worth, Texas 76102-4140

                       NorthPointe Capital, LLC
                       101 West Big Beaver Road, Suite 745
                       Troy Michigan 48084

                       Thornburg Investment Management, Inc.
                       119 East Marcy Street, Suite 202
                       Santa Fe, New Mexico 87501-2046

                       W.H. Reaves & Co., Inc.
                       10 Exchange Place, 18th Floor
                       Jersey City, New Jersey 07302

ITEM 34.  Management Services:

         None.


ITEM 35.  Undertakings:

         None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund II is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 92 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 29th day of March, 2010.

                                             THE ADVISORS' INNER CIRCLE FUND II

                                             By:  /s/ Philip T. Masterson
                                                  ------------------------------
                                                  Philip T. Masterson, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

             *                                       Trustee                                     March 29, 2010
--------------------------------------------
Charles E. Carlbom

              *                                      Trustee                                     March 29, 2010
--------------------------------------------
John K. Darr

              *                                      Trustee                                     March 29, 2010
--------------------------------------------
William M. Doran

           *                                         Trustee                                     March 29, 2010
--------------------------------------------
Mitchell A. Johnson

           *                                         Trustee                                     March 29, 2010
--------------------------------------------
Betty L. Krikorian

           *                                         Trustee                                     March 29, 2010
--------------------------------------------
Robert A. Nesher

           *                                         Trustee                                     March 29, 2010
--------------------------------------------
James M. Storey

           *                                         Trustee                                     March 29, 2010
--------------------------------------------
George J. Sullivan, Jr.

/s/ Philip T.Masterson                               President                                   March 29, 2010
--------------------------------------------
Philip T. Masterson

           *                                         Treasurer, Controller &                     March 29, 2010
--------------------------------------------         Chief Financial Officer
Michael Lawson

*By:     /s/ Philip T.Masterson
         ----------------------
         Philip T. Masterson

* Attorney-in-Fact, pursuant to the powers of attorney is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000090 on March 2, 2009.